UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
➢	iShares U.S. Energy ETF | IYE | NYSE Arca
➢	iShares U.S. Healthcare ETF | IYH | NYSE Arca
➢	iShares U.S. Technology ETF | IYW | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca
➢	iShares U.S. Utilities ETF | IDU | NYSE Arca
➢	iShares Transportation Average ETF | IYT | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. ETF

Performance as of October 31, 2014

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S.TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.66%, net of fees, while the total return for the Index was 7.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.20%	16.09%	16.44%	16.20%	16.09%	16.44%
5 Years	16.75%	16.76%	16.98%	116.92%	117.00%	119.10%
10 Years	8.49%	8.50%	8.70%	125.98%	126.05%	130.31%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.60	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Information Technology	18.98%
Financials	17.38
Health Care	13.79
Consumer Discretionary	12.40
Industrials	11.10
Energy	8.68
Consumer Staples	8.57
Materials	3.62
Utilities	3.27
Telecommunication Services	2.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Apple Inc.	3.05%
Exxon Mobil Corp.	1.95
Microsoft Corp.	1.83
Johnson & Johnson	1.43
General Electric Co.	1.22
Berkshire Hathaway Inc. Class B	1.21
Wells Fargo & Co.	1.19
Procter & Gamble Co. (The)	1.12
Chevron Corp.	1.08
JPMorgan Chase & Co.	1.07

TOTAL	15.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. ENERGY ETF

Performance as of October 31, 2014

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & GasTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was -6.27%, net of fees, while the total return for the Index was -6.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.92%	2.83%	3.39%	2.92%	2.83%	3.39%
5 Years	10.56%	10.57%	11.02%	65.19%	65.27%	68.66%
10 Years	10.63%	10.63%	11.14%	174.54%	174.55%	187.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$937.30	$2.10	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	79.28%
Energy Equipment & Services	19.84
Other**	0.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	22.37%
Chevron Corp.	12.35
Schlumberger Ltd.	6.94
ConocoPhillips	4.81
Occidental Petroleum Corp.	3.76
EOG Resources Inc.	2.82
Halliburton Co.	2.54
Anadarko Petroleum Corp.	2.52
Phillips 66	2.38
Williams Companies Inc. (The)	2.03

TOTAL	62.52%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE ETF

Performance as of October 31, 2014

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health CareTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 16.89%, net of fees, while the total return for the Index was 17.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.54%	29.44%	30.12%	29.54%	29.44%	30.12%
5 Years	21.65%	21.66%	22.16%	166.37%	166.52%	172.01%
10 Years	11.50%	11.51%	12.00%	197.05%	197.17%	210.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,168.90	$2.35	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Pharmaceuticals	42.16%
Biotechnology	23.24
Health Care Equipment & Supplies	16.23
Health Care Providers & Services	14.39
Life Sciences Tools & Services	3.83
Other**	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Johnson & Johnson	11.01%
Pfizer Inc.	6.88
Gilead Sciences Inc.	6.13
Merck & Co. Inc.	6.06
Amgen Inc.	4.46
AbbVie Inc.	3.66
Bristol-Myers Squibb Co.	3.50
UnitedHealth Group Inc.	3.35
Celgene Corp.	3.10
Biogen Idec Inc.	2.75

TOTAL	50.90%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. TECHNOLOGY ETF

Performance as of October 31, 2014

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. TechnologyTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 12.53%, net of fees, while the total return for the Index was 12.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.98%	24.87%	25.56%	24.98%	24.87%	25.56%
5 Years	15.51%	15.53%	15.85%	105.59%	105.77%	108.69%
10 Years	9.14%	9.13%	9.60%	139.90%	139.66%	150.13%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,125.30	$2.30	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Computers & Peripherals	25.45%
Software	23.72
Internet Software & Services	17.38
Semiconductors & Semiconductor Equipment	14.55
Communications Equipment	9.87
IT Services	6.78
Electronic Equipment, Instruments & Components	1.06
Other**	1.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Apple Inc.	19.04%
Microsoft Corp.	11.39
Intel Corp.	4.96
Google Inc. Class A	4.75
Google Inc. Class C	4.68
Facebook Inc. Class A	4.60
International Business Machines Corp.	4.49
QUALCOMM Inc.	3.87
Oracle Corp.	3.74
Cisco Systems Inc.	3.67

TOTAL	65.19%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of October 31, 2014

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select TelecommunicationsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 5.01%, net of fees, while the total return for the Index was 5.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.62%	6.51%	6.65%	6.62%	6.51%	6.65%
5 Years	15.27%	15.26%	15.67%	103.54%	103.46%	107.03%
10 Years	5.97%	5.99%	6.19%	78.66%	78.90%	82.36%

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.10	$2.22	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.22%
Wireless Telecommunication Services	24.01
Communications Equipment	1.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Verizon Communications Inc.	16.25%
AT&T Inc.	15.17
CenturyLink Inc.	7.33
SBA Communications Corp. Class A	5.93
Level 3 Communications Inc.	4.97
T-Mobile US Inc.	4.59
Frontier Communications Corp.	4.52
tw telecom Inc.	4.35
Windstream Holdings Inc.	4.21
Sprint Corp.	3.83

TOTAL	71.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. UTILITIES ETF

Performance as of October 31, 2014

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. UtilitiesTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.14%, net of fees, while the total return for the Index was 7.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.79%	20.78%	21.37%	20.79%	20.78%	21.37%
5 Years	14.74%	14.75%	15.28%	98.88%	98.94%	103.57%
10 Years	9.36%	9.36%	9.84%	144.57%	144.61%	155.73%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.40	$2.25	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Electric Utilities	52.71%
Multi-Utilities	34.37
Gas Utilities	6.28
Independent Power Producers & Energy Traders	4.56
Water Utilities	2.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Duke Energy Corp.	8.52
NextEra Energy Inc.	6.41
Dominion Resources Inc.	6.09
Southern Co. (The)	6.09
Exelon Corp.	4.61
American Electric Power Co. Inc.	4.18
Sempra Energy	3.73
PG&E Corp.	3.48
PPL Corp.	3.41
Public Service Enterprise Group Inc.	3.07

TOTAL	49.59%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TRANSPORTATION AVERAGE ETF

Performance as of October 31, 2014

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation AverageTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 14.63%, net of fees, while the total return for the Index was 14.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.81%	26.78%	27.13%	26.81%	26.78%	27.13%
5 Years	20.75%	20.76%	21.29%	156.68%	156.76%	162.50%
10 Years	10.75%	10.76%	11.25%	177.68%	177.81%	190.47%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.30	$2.33	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Road & Rail	49.29%
Air Freight & Logistics	27.25
Airlines	13.92
Marine	9.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

FedEx Corp.	11.43%
Kansas City Southern Industries Inc.	8.14
Union Pacific Corp.	7.71
Kirby Corp.	7.56
Norfolk Southern Corp.	7.18
United Parcel Service Inc. Class B	7.13
J.B. Hunt Transport Services Inc.	4.92
Ryder System Inc.	4.91
Landstar System Inc.	4.87
C.H. Robinson Worldwide Inc.	4.70

TOTAL	68.55%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.52%
Alliant Techsystems Inc.	1,379	$161,288
B/E Aerospace Inc.[a]	4,561	339,566
Boeing Co. (The)	29,614	3,699,085
Curtiss-Wright Corp.	2,131	147,487
DigitalGlobe Inc.[a,b]	3,062	87,543
Esterline Technologies Corp.[a]	1,494	174,962
Exelis Inc.	8,195	146,281
General Dynamics Corp.	14,090	1,969,218
HEICO Corp.	2,507	135,980
Hexcel Corp.[a,b]	4,455	186,620
Honeywell International Inc.	34,556	3,321,523
Huntington Ingalls Industries Inc.	2,203	233,121
L-3 Communications Holdings Inc.	3,820	463,977
Lockheed Martin Corp.	11,902	2,268,164
Moog Inc. Class Aa	2,014	154,152
Northrop Grumman Corp.	9,223	1,272,405
Precision Castparts Corp.	6,367	1,405,197
Raytheon Co.	13,780	1,431,466
Rockwell Collins Inc.	6,001	504,984
Spirit AeroSystems Holdings Inc. Class Aa	5,772	227,071
Teledyne Technologies Inc.[a]	1,657	171,715
Textron Inc.	12,462	517,547
TransDigm Group Inc.	2,210	413,336
Triumph Group Inc.	2,353	163,839
United Technologies Corp.	37,662	4,029,834
Vectrus Inc.[a]	457	11,169

		23,637,530
AIR FREIGHT & LOGISTICS — 0.65%
C.H. Robinson Worldwide Inc.	6,530	451,941
Expeditors International of Washington Inc.	8,811	375,877
FedEx Corp.	11,772	1,970,633
Hub Group Inc. Class Aa	1,566	56,830
United Parcel Service Inc. Class B	31,200	3,273,192

		6,128,473
AIRLINES — 0.58%
Alaska Air Group Inc.	5,986	318,635
American Airlines Group Inc.	31,744	1,312,614
Delta Air Lines Inc.	37,396	1,504,441
JetBlue Airways Corp.[a,b]	11,425	131,845
Southwest Airlines Co.	30,394	1,047,985

Security	Shares	Value

Spirit Airlines Inc.[a]	3,283	$240,020
United Continental Holdings Inc.[a]	16,539	873,425

		5,428,965
AUTO COMPONENTS — 0.55%
Autoliv Inc.	4,100	376,134
BorgWarner Inc.	10,053	573,222
Cooper Tire & Rubber Co.	2,760	88,900
Dana Holding Corp.	7,128	145,839
Delphi Automotive PLC	13,151	907,156
Gentex Corp.	6,444	210,977
Goodyear Tire & Rubber Co. (The)	12,232	296,381
Johnson Controls Inc.	29,550	1,396,237
Lear Corp.	3,560	329,300
Tenneco Inc.[a]	2,673	139,958
TRW Automotive Holdings Corp.[a]	4,899	496,514
Visteon Corp.[a,b]	1,948	182,917

		5,143,535
AUTOMOBILES — 0.65%
Ford Motor Co.	172,045	2,424,114
General Motors Co.	59,513	1,868,708
Harley-Davidson Inc.	9,748	640,444
Tesla Motors Inc.[a,b]	4,220	1,019,974
Thor Industries Inc.	1,956	103,453

		6,056,693
BEVERAGES — 1.84%
Brown-Forman Corp. Class B NVS	7,007	649,339
Coca-Cola Co. (The)	174,858	7,323,053
Coca-Cola Enterprises Inc.	10,022	434,454
Constellation Brands Inc. Class Aa	7,398	677,213
Dr Pepper Snapple Group Inc.	8,689	601,713
Molson Coors Brewing Co. Class B NVS	7,024	522,445
Monster Beverage Corp.[a]	6,428	648,457
PepsiCo Inc.	66,660	6,410,692

		17,267,366
BIOTECHNOLOGY — 3.01%
Alexion Pharmaceuticals Inc.[a]	8,720	1,668,659
Alkermes PLC[a]	6,399	323,470
Alnylam Pharmaceuticals Inc.[a]	2,835	262,918
Amgen Inc.	33,591	5,447,788
Biogen Idec Inc.[a]	10,432	3,349,507
BioMarin Pharmaceutical Inc.[a]	6,542	539,715
Celgene Corp.[a]	35,466	3,798,054
Cepheid Inc.[a,b]	3,260	172,813

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Cubist Pharmaceuticals Inc.[a,b]	3,274	$236,678
Gilead Sciences Inc.[a]	66,874	7,489,888
Incyte Corp.[a]	6,640	445,278
Intercept Pharmaceuticals Inc.[a]	500	129,195
Isis Pharmaceuticals Inc.[a,b]	5,171	238,176
MannKind Corp.[a,b]	9,909	59,553
Medivation Inc.[a]	3,352	354,306
Myriad Genetics Inc.[a,b]	3,308	130,633
NPS Pharmaceuticals Inc.[a]	3,992	109,381
PDL BioPharma Inc.	7,945	67,771
Pharmacyclics Inc.[a]	2,702	353,070
Puma Biotechnology Inc.[a]	859	215,265
Regeneron Pharmaceuticals Inc.[a]	3,271	1,287,858
Seattle Genetics Inc.[a,b]	4,435	162,631
United Therapeutics Corp.[a,b]	2,031	266,000
Vertex Pharmaceuticals Inc.[a]	10,501	1,182,833

		28,291,440
BUILDING PRODUCTS — 0.17%
A.O. Smith Corp.	3,450	184,057
Allegion PLC	4,313	228,977
Armstrong World Industries Inc.[a]	1,830	88,609
Fortune Brands Home & Security Inc.	7,030	304,047
Lennox International Inc.	2,031	180,597
Masco Corp.	15,853	349,876
Owens Corning	5,381	172,515
USG Corp.[a,b]	3,791	101,826

		1,610,504
CAPITAL MARKETS — 2.13%
Affiliated Managers Group Inc.[a]	2,491	497,677
Ameriprise Financial Inc.	8,303	1,047,589
Bank of New York Mellon Corp. (The)	50,199	1,943,705
BlackRock Inc.[c]	5,572	1,900,665
Charles Schwab Corp. (The)	50,878	1,458,672
E*TRADE Financial Corp.[a]	12,808	285,618
Eaton Vance Corp. NVS	5,384	198,293
Federated Investors Inc. Class B	4,118	128,770
Financial Engines Inc.	2,246	89,548
Franklin Resources Inc.	17,478	971,952
Goldman Sachs Group Inc. (The)	18,096	3,438,059
Invesco Ltd.	19,216	777,672
Janus Capital Group Inc.	6,624	99,294
Legg Mason Inc.	4,615	239,980
LPL Financial Holdings Inc.	3,491	144,492

Security	Shares	Value

Morgan Stanley	67,666	$2,364,927
Northern Trust Corp.	9,914	657,298
NorthStar Asset Management Group Inc.[a]	7,545	136,715
Raymond James Financial Inc.	5,528	310,287
SEI Investments Co.	5,807	224,499
State Street Corp.	18,784	1,417,441
Stifel Financial Corp.[a]	2,942	139,774
T. Rowe Price Group Inc.	11,592	951,587
TD Ameritrade Holding Corp.	11,866	400,359
Waddell & Reed Financial Inc. Class A	3,784	180,648

		20,005,521
CHEMICALS — 2.47%
Air Products and Chemicals Inc.	8,504	1,145,149
Airgas Inc.	2,931	326,924
Albemarle Corp.	3,389	197,850
Ashland Inc.	3,182	343,879
Axiall Corp.	3,101	124,970
Cabot Corp.	2,977	138,222
Celanese Corp. Series A	6,933	407,175
CF Industries Holdings Inc.	2,203	572,780
Chemtura Corp.[a,b]	4,335	100,962
Cytec Industries Inc.	3,356	156,490
Dow Chemical Co. (The)	49,792	2,459,725
E.I. du Pont de Nemours and Co.	40,603	2,807,697
Eastman Chemical Co.	6,657	537,752
Ecolab Inc.	11,960	1,330,311
FMC Corp.	5,867	336,472
H.B. Fuller Co.	2,182	91,579
Huntsman Corp.	9,219	224,944
International Flavors & Fragrances Inc.	3,626	359,518
LyondellBasell Industries NV Class A	18,776	1,720,445
Minerals Technologies Inc.	1,552	119,054
Monsanto Co.	23,269	2,676,866
Mosaic Co. (The)	14,129	626,056
NewMarket Corp.	493	191,289
Olin Corp.	3,642	88,282
Platform Specialty Products Corp.[a,b]	3,868	100,568
PolyOne Corp.	4,171	154,369
PPG Industries Inc.	6,089	1,240,268
Praxair Inc.	12,954	1,632,074

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Rockwood Holdings Inc.	3,137	$241,267
RPM International Inc.	5,879	266,319
Scotts Miracle-Gro Co. (The) Class A	1,977	117,117
Sensient Technologies Corp.	2,196	129,959
Sherwin-Williams Co. (The)	3,687	846,388
Sigma-Aldrich Corp.	5,266	715,702
Valspar Corp. (The)	3,384	278,029
W.R. Grace & Co.[a]	3,281	310,383
Westlake Chemical Corp.	1,780	125,579

		23,242,413
COMMERCIAL BANKS — 5.65%
Associated Banc-Corp.	7,220	135,736
BancorpSouth Inc.	3,695	85,096
Bank of America Corp.	465,161	7,982,163
Bank of Hawaii Corp.	1,994	116,749
BankUnited Inc.	4,217	126,088
BB&T Corp.	31,829	1,205,682
BOK Financial Corp.	913	62,595
Cathay General Bancorp	3,257	86,017
CIT Group Inc.	8,277	404,994
Citigroup Inc.	134,112	7,179,015
City National Corp.	2,101	165,370
Comerica Inc.	8,098	386,598
Commerce Bancshares Inc.	3,618	163,751
Cullen/Frost Bankers Inc.	2,322	187,641
East West Bancorp Inc.	6,201	227,949
F.N.B. Corp.	7,786	99,583
Fifth Third Bancorp	37,006	739,750
First Financial Bankshares Inc.	2,737	86,982
First Horizon National Corp.	10,679	137,332
First Niagara Financial Group Inc.	15,866	118,836
First Republic Bank	5,552	282,763
FirstMerit Corp.	7,316	134,249
Fulton Financial Corp.	8,230	97,772
Glacier Bancorp Inc.	3,198	91,751
Hancock Holding Co.	3,649	128,408
Huntington Bancshares Inc.	36,893	365,610
IBERIABANK Corp.	1,558	107,284
International Bancshares Corp.	2,514	71,322
Investors Bancorp Inc.	15,618	167,893
JPMorgan Chase & Co.	166,613	10,076,754
KeyCorp	38,533	508,636
M&T Bank Corp.	5,907	721,717
MB Financial Inc.	2,899	91,463

Security	Shares	Value

PNC Financial Services Group Inc. (The)[c]	23,853	$2,060,661
Popular Inc.[a]	4,575	145,851
PrivateBancorp Inc.	3,014	97,412
Prosperity Bancshares Inc.	2,798	168,971
Regions Financial Corp.	61,562	611,311
Signature Bank[a]	2,253	272,906
SunTrust Banks Inc.	23,688	927,148
Susquehanna Bancshares Inc.	8,138	79,834
SVB Financial Group[a]	2,221	248,730
Synovus Financial Corp.	6,225	157,866
TCF Financial Corp.	7,236	111,796
Texas Capital Bancshares Inc.[a]	1,825	111,599
Trustmark Corp.	2,941	71,555
U.S. Bancorp	79,593	3,390,662
UMB Financial Corp.	1,619	96,460
Umpqua Holdings Corp.	8,415	148,104
United Bankshares Inc.	2,817	96,567
Valley National Bancorp	8,840	88,223
Webster Financial Corp.	3,958	124,044
Wells Fargo & Co.	210,408	11,170,561
Wintrust Financial Corp.	2,064	95,604
Zions Bancorp	9,029	261,570

		53,080,984
COMMERCIAL SERVICES & SUPPLIES — 0.57%
ADT Corp. (The)	7,779	278,799
Cintas Corp.	4,287	313,980
Civeo Corp.	4,627	56,403
Clean Harbors Inc.[a]	2,507	124,422
Copart Inc.[a]	5,034	168,337
Covanta Holding Corp.	5,845	128,999
Deluxe Corp.	2,242	136,313
Healthcare Services Group Inc.	2,983	88,834
Herman Miller Inc.	2,545	81,440
HNI Corp.	2,057	95,959
KAR Auction Services Inc.	6,104	185,317
MSA Safety Inc.	1,362	78,274
Pitney Bowes Inc.	8,986	222,314
R.R. Donnelley & Sons Co.	8,815	153,822
Republic Services Inc.	11,200	430,080
Rollins Inc.	2,836	90,383
Stericycle Inc.[a,b]	3,826	482,076
Tetra Tech Inc.	2,860	76,677
Tyco International Ltd.	19,676	844,691
United Stationers Inc.	1,793	74,894

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Waste Connections Inc.	5,511	$274,999
Waste Management Inc.	19,176	937,515

		5,324,528
COMMUNICATIONS EQUIPMENT — 1.58%
ARRIS Group Inc.[a]	5,532	166,071
Aruba Networks Inc.[a,b]	4,889	105,505
Brocade Communications Systems Inc.	18,792	201,638
Ciena Corp.[a,b]	4,504	75,487
Cisco Systems Inc.	225,590	5,520,187
CommScope Holding Co. Inc.[a]	3,264	70,307
EchoStar Corp. Class Aa	1,722	80,469
F5 Networks Inc.[a]	3,243	398,824
Finisar Corp.[a,b]	4,120	68,886
Harris Corp.	4,675	325,380
InterDigital Inc.	1,796	88,776
JDS Uniphase Corp.[a]	10,436	140,469
Juniper Networks Inc.	17,815	375,362
Motorola Solutions Inc.	9,793	631,649
Palo Alto Networks Inc.[a]	2,896	306,107
Plantronics Inc.	1,899	98,501
Polycom Inc.[a]	6,287	82,234
QUALCOMM Inc.	74,146	5,821,202
Riverbed Technology Inc.[a]	7,241	137,507
ViaSat Inc.[a,b]	1,886	118,139

		14,812,700
COMPUTERS & PERIPHERALS — 4.08%
3D Systems Corp.[a,b]	4,567	172,633
Apple Inc.	265,119	28,632,852
Diebold Inc.	2,807	99,452
Electronics For Imaging Inc.[a]	2,058	94,092
EMC Corp.	89,993	2,585,499
Hewlett-Packard Co.	82,785	2,970,326
Lexmark International Inc. Class A	2,803	120,977
NCR Corp.[a]	7,422	205,367
NetApp Inc.	14,159	606,005
SanDisk Corp.	9,945	936,222
Seagate Technology PLC	14,511	911,726
Western Digital Corp.	9,663	950,549

		38,285,700
CONSTRUCTION & ENGINEERING — 0.20%
AECOM Technology Corp.[a]	6,640	216,132
Chicago Bridge & Iron Co. NV	4,272	233,422
EMCOR Group Inc.	2,933	129,433
Fluor Corp.	7,063	468,560

Security	Shares	Value

Foster Wheeler AG	4,300	$133,429
Jacobs Engineering Group Inc.[a]	5,875	278,769
KBR Inc.	6,605	126,023
Quanta Services Inc.[a]	9,642	328,599

		1,914,367
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	2,209	193,133
Martin Marietta Materials Inc.	2,682	313,579
Vulcan Materials Co.	5,762	355,573

		862,285
CONSUMER FINANCE — 0.83%
Ally Financial Inc.[a]	4,307	97,769
American Express Co.	39,760	3,576,412
Capital One Financial Corp.	24,897	2,060,725
Discover Financial Services	20,488	1,306,725
Navient Corp.	18,812	372,101
Santander Consumer USA Holdings Inc.	4,199	77,681
SLM Corp.	18,812	179,655
Synchrony Financial[a]	5,743	155,176

		7,826,244
CONTAINERS & PACKAGING — 0.36%
AptarGroup Inc.	2,846	177,135
Avery Dennison Corp.	4,291	201,033
Ball Corp.	6,193	399,015
Bemis Co. Inc.	4,556	175,269
Berry Plastics Group Inc.[a]	5,454	141,913
Crown Holdings Inc.[a]	6,182	296,303
Graphic Packaging Holding Co.[a]	13,774	167,079
Greif Inc. Class A	1,369	60,318
MeadWestvaco Corp.	7,493	330,966
Owens-Illinois Inc.[a]	7,271	187,374
Packaging Corp. of America	4,402	317,296
Rock-Tenn Co. Class A	6,372	325,928
Sealed Air Corp.	9,151	331,724
Silgan Holdings Inc.	2,009	98,763
Sonoco Products Co.	4,482	183,179

		3,393,295
DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,875	667,425
LKQ Corp.[a]	13,216	377,581
Pool Corp.	2,060	122,982

		1,167,988

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.13%
Apollo Education Group Inc.[a]	4,445	$127,394
DeVry Education Group Inc.	2,540	122,961
Graham Holdings Co. Class B	209	163,772
Grand Canyon Education Inc.[a]	2,229	106,769
H&R Block Inc.	12,026	388,560
Service Corp. International	9,413	205,862
Sotheby’s	2,722	107,955

		1,223,273
DIVERSIFIED FINANCIAL SERVICES — 1.81%
Berkshire Hathaway Inc. Class Ba	80,742	11,316,799
CBOE Holdings Inc.	3,875	228,392
CME Group Inc.	13,955	1,169,569
FNFV Group[a]	4,055	54,499
Intercontinental Exchange Inc.	5,034	1,048,532
Leucadia National Corp.	13,993	332,754
MarketAxess Holdings Inc.	1,740	112,491
McGraw Hill Financial Inc.	12,017	1,087,298
Moody’s Corp.	8,241	817,754
MSCI Inc. Class A	5,145	240,066
NASDAQ OMX Group Inc. (The)	5,212	225,471
PRA Group Inc.[a,b]	2,232	141,174
Voya Financial Inc.	6,906	271,060

		17,045,859
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.07%
AT&T Inc.	229,397	7,992,192
CenturyLink Inc.	25,290	1,049,029
Frontier Communications Corp.	43,984	287,656
Level 3 Communications Inc.[a]	7,989	374,764
tw telecom Inc.[a]	6,012	257,193
Verizon Communications Inc.	183,649	9,228,362
Windstream Holdings Inc.	26,350	276,148

		19,465,344
ELECTRIC UTILITIES — 1.73%
ALLETE Inc.	1,617	84,472
American Electric Power Co. Inc.	21,535	1,256,352
Cleco Corp.	2,674	143,754
Duke Energy Corp.	31,371	2,577,128
Edison International	14,468	905,407
El Paso Electric Co.	1,779	67,317
Entergy Corp.	7,917	665,186
Exelon Corp.	37,856	1,385,151
FirstEnergy Corp.	18,577	693,665
Great Plains Energy Inc.	6,848	184,417

Security	Shares	Value

Hawaiian Electric Industries Inc.	4,360	$122,778
IDACORP Inc.	2,185	138,157
ITC Holdings Corp.	7,080	280,439
NextEra Energy Inc.	19,354	1,939,658
Northeast Utilities	13,947	688,284
OGE Energy Corp.	8,754	326,437
Pepco Holdings Inc.	10,979	300,166
Pinnacle West Capital Corp.	4,870	299,359
PNM Resources Inc.	3,521	101,581
Portland General Electric Co.	3,499	127,399
PPL Corp.	29,625	1,036,579
Southern Co. (The)	39,586	1,835,207
UIL Holdings Corp.	2,455	100,999
Westar Energy Inc.	5,669	214,345
Xcel Energy Inc.	22,552	754,815

		16,229,052
ELECTRICAL EQUIPMENT — 0.68%
Acuity Brands Inc.	1,882	262,407
AMETEK Inc.	10,902	568,539
Babcock & Wilcox Co. (The)	4,987	142,628
Eaton Corp. PLC	21,111	1,443,781
Emerson Electric Co.	30,961	1,983,362
EnerSys	2,108	132,383
Generac Holdings Inc.[a]	2,970	134,660
Hubbell Inc. Class B	2,371	268,895
Polypore International Inc.[a,b]	2,095	92,013
Regal Beloit Corp.	1,999	141,869
Rockwell Automation Inc.	6,163	692,413
Sensata Technologies Holding NVa,b	7,378	360,120
Solarcity Corp.[a,b]	2,039	120,668

		6,343,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Amphenol Corp. Class A	13,976	706,906
Anixter International Inc.	1,187	101,097
Arrow Electronics Inc.[a]	4,433	252,060
Avnet Inc.	6,125	264,906
Belden Inc.	1,843	131,203
CDW Corp.	4,843	149,358
Cognex Corp.[a]	3,711	146,807
Corning Inc.	57,266	1,169,944
Dolby Laboratories Inc. Class A	2,113	88,577
FEI Co.	1,860	156,761
FLIR Systems Inc.	6,317	211,809

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Ingram Micro Inc. Class Aa	6,902	$185,250
IPG Photonics Corp.[a]	1,479	108,573
Itron Inc.[a,b]	1,789	69,646
Jabil Circuit Inc.	8,928	187,042
Knowles Corp.[a,b]	3,760	73,170
Littelfuse Inc.	975	95,102
National Instruments Corp.	4,222	133,753
TE Connectivity Ltd.	18,156	1,109,876
Tech Data Corp.[a]	1,676	100,091
Trimble Navigation Ltd.[a,b]	11,367	305,318
Vishay Intertechnology Inc.	5,861	79,182
Zebra Technologies Corp. Class Aa	2,295	169,256

		5,995,687
ENERGY EQUIPMENT & SERVICES — 1.72%
Atwood Oceanics Inc.[a]	2,539	103,210
Baker Hughes Inc.	19,234	1,018,633
Bristow Group Inc.	1,605	118,609
Cameron International Corp.[a]	9,080	540,714
CARBO Ceramics Inc.	883	45,625
Core Laboratories NV	2,016	281,292
Diamond Offshore Drilling Inc.[b]	3,102	116,976
Dresser-Rand Group Inc.[a]	3,367	275,084
Dril-Quip Inc.[a]	1,830	164,608
Ensco PLC Class A	10,323	419,011
Exterran Holdings Inc.	2,837	111,579
FMC Technologies Inc.[a]	10,416	583,713
Forum Energy Technologies Inc.[a]	2,589	70,680
Halliburton Co.	37,701	2,078,833
Helix Energy Solutions Group Inc.[a]	4,458	118,761
Helmerich & Payne Inc.	4,772	414,305
McDermott International Inc.[a,b]	10,476	40,228
Nabors Industries Ltd.	12,450	222,232
National Oilwell Varco Inc.	19,014	1,381,177
Nobel Corp. PLC	11,167	233,614
Oceaneering International Inc.	4,822	338,842
Oil States International Inc.[a]	2,302	137,521
Patterson-UTI Energy Inc.	6,479	149,211
Rowan Companies PLC Class A	5,563	135,014
Schlumberger Ltd.	57,354	5,658,546
SEACOR Holdings Inc.[a]	842	69,423
Superior Energy Services Inc.	6,698	168,455
Tidewater Inc.	2,195	80,930
Transocean Ltd.	15,318	456,936
Unit Corp.[a]	1,948	94,322
Weatherford International Ltd.[a]	34,449	565,653

		16,193,737

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.98%
Casey’s General Stores Inc.	1,699	$139,097
Costco Wholesale Corp.	19,443	2,593,113
CVS Health Corp.	51,189	4,392,528
Kroger Co. (The)	21,690	1,208,350
Rite Aid Corp.[a]	40,024	210,126
Safeway Inc.	10,250	357,315
Sprouts Farmers Market Inc.[a,b]	4,410	128,375
Sysco Corp.	25,857	996,529
United Natural Foods Inc.[a]	2,190	148,964
Wal-Mart Stores Inc.	69,850	5,327,459
Walgreen Co.	38,954	2,501,626
Whole Foods Market Inc.	16,022	630,145

		18,633,627
FOOD PRODUCTS — 1.57%
Archer-Daniels-Midland Co.	28,633	1,345,751
B&G Foods Inc. Class A	2,323	68,436
Bunge Ltd.	6,552	580,835
Campbell Soup Co.	7,953	351,284
ConAgra Foods Inc.	18,637	640,181
Darling Ingredients Inc.[a]	7,778	136,893
Dean Foods Co.	4,103	60,355
Flowers Foods Inc.	7,824	148,656
General Mills Inc.	27,133	1,409,831
Hain Celestial Group Inc.[a,b]	2,253	243,887
Hershey Co. (The)	6,641	636,938
Hormel Foods Corp.	5,967	321,681
Ingredion Inc.	3,245	250,676
J.M. Smucker Co. (The)	4,504	468,416
Kellogg Co.	11,422	730,551
Keurig Green Mountain Inc.	5,405	820,209
Kraft Foods Group Inc.	26,351	1,484,879
Lancaster Colony Corp.	877	80,237
McCormick & Co. Inc. NVS	5,681	401,760
Mead Johnson Nutrition Co. Class A	8,918	885,647
Mondelez International Inc. Class A	74,786	2,636,954
Post Holdings Inc.[a,b]	1,985	74,437
TreeHouse Foods Inc.[a]	1,829	155,776
Tyson Foods Inc. Class A	13,112	529,069
WhiteWave Foods Co. (The) Class Aa	7,601	282,985

		14,746,324
GAS UTILITIES — 0.20%
AGL Resources Inc.	5,231	282,003

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Atmos Energy Corp.	4,407	$233,571
National Fuel Gas Co.	3,732	258,366
New Jersey Resources Corp.	1,841	107,662
ONE GAS Inc.	2,277	86,412
Piedmont Natural Gas Co.	3,367	127,980
Questar Corp.	7,808	188,251
South Jersey Industries Inc.	1,413	82,858
Southwest Gas Corp.	2,018	117,226
UGI Corp.	7,533	283,919
WGL Holdings Inc.	2,271	106,737

		1,874,985
HEALTH CARE EQUIPMENT & SUPPLIES — 2.12%
Abbott Laboratories	66,700	2,907,453
Alere Inc.[a]	3,329	133,060
Align Technology Inc.[a]	3,174	167,016
Baxter International Inc.	24,027	1,685,254
Becton, Dickinson and Co.	8,510	1,095,237
Boston Scientific Corp.[a]	58,376	775,233
C.R. Bard Inc.	3,310	542,741
CareFusion Corp.[a]	8,961	514,093
Cooper Companies Inc. (The)	2,167	355,171
Covidien PLC	20,042	1,852,682
DENTSPLY International Inc.	6,294	319,546
DexCom Inc.[a]	3,281	147,481
Edwards Lifesciences Corp.[a]	4,697	567,961
Haemonetics Corp.[a]	2,252	84,945
Hill-Rom Holdings Inc.	2,674	118,940
Hologic Inc.[a]	10,719	280,731
IDEXX Laboratories Inc.[a]	2,303	326,266
Intuitive Surgical Inc.[a]	1,602	794,272
Medtronic Inc.	43,450	2,961,552
ResMed Inc.[b]	6,311	329,560
Sirona Dental Systems Inc.[a,b]	2,397	188,284
St. Jude Medical Inc.	12,631	810,531
Steris Corp.	2,596	160,433
Stryker Corp.	13,289	1,163,186
Teleflex Inc.	1,805	205,987
Thoratec Corp.[a]	2,559	69,554
Varian Medical Systems Inc.[a,b]	4,544	382,241
West Pharmaceutical Services Inc.	3,046	156,108
Zimmer Holdings Inc.	7,475	831,519

		19,927,037
HEALTH CARE PROVIDERS & SERVICES — 2.36%
Acadia Healthcare Co. Inc.[a]	2,128	132,042
Aetna Inc.	15,730	1,297,882

Security	Shares	Value

AmerisourceBergen Corp.	9,457	$807,722
Brookdale Senior Living Inc.[a]	8,133	274,163
Cardinal Health Inc.	14,932	1,171,863
Centene Corp.[a]	2,555	236,772
Chemed Corp.	782	80,828
Cigna Corp.	11,705	1,165,467
Community Health Systems Inc.[a]	5,091	279,852
DaVita HealthCare Partners Inc.[a]	7,623	595,128
Envision Healthcare Holdings Inc.[a]	5,731	200,299
Express Scripts Holding Co.[a]	33,066	2,540,130
HCA Holdings Inc.[a]	13,423	940,281
Health Net Inc.[a]	3,519	167,188
HealthSouth Corp.	3,863	155,795
Henry Schein Inc.[a,b]	3,816	458,035
Humana Inc.	6,821	947,096
Laboratory Corp. of America Holdings[a]	3,756	410,493
LifePoint Hospitals Inc.[a]	2,082	145,740
Magellan Health Inc.[a]	1,194	72,261
McKesson Corp.	10,231	2,081,088
MEDNAX Inc.[a,b]	4,442	277,314
Omnicare Inc.	4,271	284,406
Owens & Minor Inc.	2,823	94,062
Patterson Companies Inc.	3,731	160,843
Quest Diagnostics Inc.	6,461	410,015
Team Health Holdings Inc.[a,b]	3,155	197,314
Tenet Healthcare Corp.[a]	4,408	247,068
UnitedHealth Group Inc.	42,934	4,079,159
Universal Health Services Inc. Class B	4,080	423,137
VCA Inc.[a]	3,922	178,726
WellCare Health Plans Inc.[a]	1,911	129,700
WellPoint Inc.	12,164	1,541,057

		22,182,926
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	7,012	96,205
athenahealth Inc.[a,b]	1,655	202,737
Cerner Corp.[a]	13,364	846,476
HMS Holdings Corp.[a]	3,866	89,807
Medidata Solutions Inc.[a,b]	2,272	102,490

		1,337,715
HOTELS, RESTAURANTS & LEISURE — 1.84%
Bally Technologies Inc.[a]	1,730	139,092
Brinker International Inc.	2,931	157,219
Buffalo Wild Wings Inc.[a]	774	115,543

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Carnival Corp.	19,781	$794,207
Cheesecake Factory Inc. (The)	2,177	100,011
Chipotle Mexican Grill Inc.[a]	1,379	879,802
Choice Hotels International Inc.	1,717	91,859
Cracker Barrel Old Country Store Inc.	1,058	122,040
Darden Restaurants Inc.[b]	6,041	312,803
Domino’s Pizza Inc.	2,402	213,274
Dunkin’ Brands Group Inc.	4,781	217,440
Hilton Worldwide Holdings Inc.[a]	13,590	343,012
Hyatt Hotels Corp. Class Aa,b	2,634	155,985
International Game Technology	10,857	177,946
Jack in the Box Inc.	1,689	119,987
Las Vegas Sands Corp.	16,432	1,023,056
Life Time Fitness Inc.[a,b]	1,769	98,657
Marriott International Inc. Class A	9,669	732,427
Marriott Vacations Worldwide Corp.	1,295	89,925
McDonald’s Corp.	43,401	4,067,976
MGM Resorts International[a]	15,477	359,840
Norwegian Cruise Line Holdings Ltd.[a]	4,124	160,836
Panera Bread Co. Class Aa	1,187	191,867
Royal Caribbean Cruises Ltd.	7,272	494,278
Six Flags Entertainment Corp.	3,826	154,188
Starbucks Corp.	33,323	2,517,886
Starwood Hotels & Resorts Worldwide Inc.	8,508	652,223
Vail Resorts Inc.	1,592	137,485
Wendy’s Co. (The)	11,233	90,089
Wyndham Worldwide Corp.	5,620	436,505
Wynn Resorts Ltd.	3,612	686,316
Yum! Brands Inc.	19,505	1,401,044

		17,234,818
HOUSEHOLD DURABLES — 0.46%
D.R. Horton Inc.	14,304	325,988
Garmin Ltd.	5,518	306,139
Harman International Industries Inc.	3,013	323,415
Jarden Corp.[a]	5,271	343,089
Leggett & Platt Inc.	6,336	249,512
Lennar Corp. Class A	7,818	336,799
Mohawk Industries Inc.[a]	2,705	384,218
Newell Rubbermaid Inc.	12,351	411,659
NVR Inc.[a]	174	213,599
PulteGroup Inc.	15,316	293,914

Security	Shares	Value

Ryland Group Inc. (The)	2,106	$75,416
Tempur Sealy International Inc.[a]	2,651	139,549
Toll Brothers Inc.[a]	7,060	225,567
Tupperware Brands Corp.	2,200	140,250
Whirlpool Corp.	3,422	588,755

		4,357,869
HOUSEHOLD PRODUCTS — 1.73%
Church & Dwight Co. Inc.	5,929	429,319
Clorox Co. (The)	5,677	564,861
Colgate-Palmolive Co.	38,082	2,546,924
Energizer Holdings Inc.	2,749	337,165
Kimberly-Clark Corp.	16,584	1,895,054
Procter & Gamble Co. (The)	119,937	10,466,902

		16,240,225
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	29,172	410,450
Calpine Corp.[a]	16,104	367,493
Dynegy Inc.[a]	3,741	114,101
NRG Energy Inc.	15,061	451,529

		1,343,573
INDUSTRIAL CONGLOMERATES — 2.02%
3M Co.	28,679	4,409,970
Carlisle Companies Inc.	2,837	252,152
Danaher Corp.	26,970	2,168,388
General Electric Co.	444,396	11,469,861
Roper Industries Inc.	4,394	695,570

		18,995,941
INSURANCE — 3.09%
ACE Ltd.	14,890	1,627,477
Aflac Inc.	20,037	1,196,810
Alleghany Corp.[a]	712	316,327
Allied World Assurance Co. Holdings Ltd.	4,497	170,886
Allstate Corp. (The)	19,141	1,241,294
American Financial Group Inc.	3,410	204,020
American International Group Inc.	63,027	3,376,356
Aon PLC	12,882	1,107,852
Arch Capital Group Ltd.[a]	6,087	342,820
Arthur J. Gallagher & Co.	7,103	338,813
Aspen Insurance Holdings Ltd.	2,916	127,225
Assurant Inc.	3,229	220,282
Assured Guaranty Ltd.	7,359	169,846
Axis Capital Holdings Ltd.	4,692	225,873

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Brown & Brown Inc.	5,237	$166,851
Chubb Corp. (The)	10,665	1,059,674
Cincinnati Financial Corp.	6,520	329,064
CNO Financial Group Inc.	9,870	178,943
Endurance Specialty Holdings Ltd.	1,918	111,148
Erie Indemnity Co. Class A	1,132	96,073
Everest Re Group Ltd.	2,004	341,983
First American Financial Corp.	4,777	144,839
FNF Group	12,168	363,093
Genworth Financial Inc. Class Aa	21,874	306,017
Hanover Insurance Group Inc. (The)	1,875	125,512
Hartford Financial Services Group Inc. (The)	19,866	786,296
HCC Insurance Holdings Inc.	4,462	232,872
Kemper Corp.	2,192	80,775
Lincoln National Corp.	11,516	630,616
Loews Corp.	13,536	590,170
Markel Corp.[a]	632	436,642
Marsh & McLennan Companies Inc.	24,142	1,312,601
Mercury General Corp.	1,328	70,543
MetLife Inc.	49,890	2,706,034
Old Republic International Corp.	10,737	158,585
PartnerRe Ltd.	2,256	260,997
Platinum Underwriters Holdings Ltd.	1,162	72,776
Primerica Inc.	2,503	128,028
Principal Financial Group Inc.	12,163	636,976
ProAssurance Corp.	2,738	128,084
Progressive Corp. (The)	23,772	627,819
Protective Life Corp.	3,472	241,929
Prudential Financial Inc.	20,407	1,806,836
Reinsurance Group of America Inc.	3,141	264,629
RenaissanceRe Holdings Ltd.	1,802	186,201
RLI Corp.	1,542	76,468
StanCorp Financial Group Inc.	1,959	136,268
Symetra Financial Corp.	4,453	105,536
Torchmark Corp.	5,802	307,274
Travelers Companies Inc. (The)	15,042	1,516,234
Unum Group	11,249	376,392
Validus Holdings Ltd.	4,091	162,740
W.R. Berkley Corp.	4,585	236,311
White Mountains Insurance Group Ltd.	266	166,229

Security	Shares	Value

Willis Group Holdings PLC	7,899	$320,146
XL Group PLC	11,728	397,345

		29,049,430
INTERNET & CATALOG RETAIL — 1.17%
Amazon.com Inc.[a]	16,776	5,124,397
Expedia Inc.	4,399	373,783
Groupon Inc.[a,b]	19,083	139,497
HSN Inc.	1,468	96,991
Liberty Interactive Corp. Series Aa	21,551	563,343
Liberty TripAdvisor Holdings Inc. Class Aa	3,330	105,161
Liberty Ventures Series Aa	5,999	210,565
Netflix Inc.[a,b]	2,663	1,045,947
Priceline Group Inc. (The)[a]	2,323	2,802,026
Shutterfly Inc.[a,b]	1,692	70,776
TripAdvisor Inc.[a,b]	4,875	432,217

		10,964,703
INTERNET SOFTWARE & SERVICES — 3.22%
Akamai Technologies Inc.[a]	7,941	478,842
AOL Inc.[a]	3,501	152,399
Conversant Inc.[a]	2,777	97,889
CoStar Group Inc.[a]	1,419	228,587
eBay Inc.[a]	50,103	2,630,408
Equinix Inc.	2,371	495,302
Facebook Inc. Class Aa	92,206	6,914,528
Google Inc. Class Aa	12,567	7,136,422
Google Inc. Class Ca	12,566	7,025,399
IAC/InterActiveCorp	3,447	233,328
j2 Global Inc.	1,914	103,528
LinkedIn Corp. Class Aa	4,544	1,040,394
Pandora Media Inc.[a,b]	7,787	150,133
Rackspace Hosting Inc.[a,b]	5,072	194,562
Twitter Inc.[a]	21,924	909,188
VeriSign Inc.[a,b]	4,991	298,262
Yahoo! Inc.[a]	41,030	1,889,432
Yelp Inc.[a]	2,578	154,680
Zillow Inc. Class Aa,b	1,073	116,667

		30,249,950
IT SERVICES — 3.13%
Accenture PLC Class A	28,004	2,271,684
Acxiom Corp.[a]	3,281	61,814
Alliance Data Systems Corp.[a]	2,424	686,840
Amdocs Ltd.	7,185	341,575
Automatic Data Processing Inc.	21,335	1,744,776
Broadridge Financial Solutions Inc.	5,513	242,186

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

CACI International Inc. Class Aa,b	1,026	$84,430
Cognizant Technology Solutions Corp. Class Aa	27,050	1,321,392
Computer Sciences Corp.	6,532	394,533
Convergys Corp.	4,339	87,518
CoreLogic Inc.[a]	4,057	127,268
DST Systems Inc.	1,359	130,940
Euronet Worldwide Inc.[a]	2,140	114,854
Fidelity National Information Services Inc.	12,581	734,605
Fiserv Inc.[a]	11,045	767,407
FleetCor Technologies Inc.[a]	3,357	505,430
Gartner Inc.[a]	4,023	324,696
Genpact Ltd.[a]	6,932	121,657
Global Payments Inc.	3,123	251,401
International Business Machines Corp.	41,039	6,746,812
Jack Henry & Associates Inc.	3,784	226,359
Leidos Holdings Inc.	2,838	103,786
MasterCard Inc. Class A	43,470	3,640,612
MAXIMUS Inc.	3,024	146,543
NeuStar Inc. Class Aa,b	2,721	71,862
Paychex Inc.	14,376	674,809
Science Applications International Corp.	1,787	87,402
Teradata Corp.[a]	6,839	289,426
Total System Services Inc.	7,449	251,702
Vantiv Inc. Class Aa	6,791	209,978
VeriFone Systems Inc.[a]	4,896	182,425
Visa Inc. Class A	21,766	5,254,965
Western Union Co.	23,500	398,560
WEX Inc.[a]	1,697	192,711
Xerox Corp.	48,375	642,420

		29,435,378
LEISURE EQUIPMENT & PRODUCTS — 0.14%
Brunswick Corp.	4,008	187,574
Hasbro Inc.	5,130	295,129
Mattel Inc.	15,034	467,106
Polaris Industries Inc.	2,689	405,663

		1,355,472
LIFE SCIENCES TOOLS & SERVICES — 0.65%
Agilent Technologies Inc.	14,853	821,074
Bio-Rad Laboratories Inc. Class Aa	895	100,974
Bio-Techne Corp.	1,644	149,686
Bruker Corp.[a]	5,227	108,356

Security	Shares	Value

Charles River Laboratories International Inc.[a]	2,144	$135,415
Covance Inc.[a]	2,510	200,549
Illumina Inc.[a]	6,212	1,196,307
Mettler-Toledo International Inc.[a]	1,313	339,371
PAREXEL International Corp.[a,b]	2,343	127,248
PerkinElmer Inc.	5,012	217,621
Quintiles Transnational Holdings Inc.[a]	3,054	178,781
Thermo Fisher Scientific Inc.	17,694	2,080,284
Waters Corp.[a]	3,780	418,824

		6,074,490
MACHINERY — 1.93%
Actuant Corp. Class A	3,244	102,802
AGCO Corp.	3,735	165,498
Allison Transmission Holdings Inc.	7,052	229,049
Caterpillar Inc.	27,723	2,811,389
Chart Industries Inc.[a,b]	1,331	61,958
CLARCOR Inc.	2,229	149,254
Colfax Corp.[a,b]	4,340	236,009
Crane Co.	2,143	133,616
Cummins Inc.	7,635	1,116,084
Deere & Co.	15,899	1,360,000
Donaldson Co. Inc.	6,026	250,561
Dover Corp.	7,349	583,805
Flowserve Corp.	6,062	412,155
Graco Inc.	2,674	209,909
Harsco Corp.	3,557	77,116
Hillenbrand Inc.	2,751	91,581
IDEX Corp.	3,555	266,305
Illinois Tool Works Inc.	16,185	1,473,644
Ingersoll-Rand PLC	11,712	733,405
ITT Corp.	4,098	184,656
Joy Global Inc.	4,456	234,519
Kennametal Inc.	3,505	135,328
Lincoln Electric Holdings Inc.	3,649	264,480
Manitowoc Co. Inc. (The)	5,884	122,623
Middleby Corp. (The)[a]	2,556	226,206
Mueller Industries Inc.	2,492	80,890
Navistar International Corp.[a,b]	2,977	105,296
Nordson Corp.	2,646	202,551
Oshkosh Corp.	3,946	176,623
PACCAR Inc.	15,677	1,024,022
Pall Corp.	4,735	432,874
Parker-Hannifin Corp.	6,624	841,447

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Pentair PLC	8,616	$577,703
Snap-on Inc.	2,568	339,336
SPX Corp.	1,889	179,058
Stanley Black & Decker Inc.	6,895	645,648
Terex Corp.	4,919	141,520
Timken Co. (The)	3,534	151,927
Toro Co. (The)	2,463	152,041
Trinity Industries Inc.	7,020	250,684
Valmont Industries Inc.[b]	1,144	155,778
WABCO Holdings Inc.[a]	2,469	240,431
Wabtec Corp.	4,236	365,567
Woodward Inc.	2,689	137,704
Xylem Inc.	8,269	300,661

		18,133,713
MARINE — 0.03%
Kirby Corp.[a]	2,522	278,883

		278,883
MEDIA — 3.53%
AMC Networks Inc. Class Aa	2,655	161,026
Cablevision NY Group Class Ab	9,518	177,225
CBS Corp. Class B NVS	21,437	1,162,314
Charter Communications Inc. Class Aa	3,509	555,791
Cinemark Holdings Inc.	4,547	160,600
Comcast Corp. Class A	114,490	6,337,022
DIRECTV[a]	22,170	1,924,134
Discovery Communications Inc. Series Aa	6,567	232,143
Discovery Communications Inc. Series C NVS[a]	11,884	415,821
DISH Network Corp. Class Aa	9,357	595,573
DreamWorks Animation SKG Inc. Class Aa,b	3,182	70,895
Gannett Co. Inc.	10,201	321,332
Interpublic Group of Companies Inc. (The)	18,606	360,770
John Wiley & Sons Inc. Class A	2,032	118,649
Lamar Advertising Co. Class A	3,373	174,215
Liberty Global PLC Series Aa,b	9,521	432,920
Liberty Global PLC Series C NVS[a]	23,291	1,035,751
Liberty Media Corp. Class Aa	4,444	213,401
Liberty Media Corp. Class Ca	8,888	426,002
Lions Gate Entertainment Corp.	3,307	109,561
Live Nation Entertainment Inc.[a]	6,268	162,968

Security	Shares	Value

Madison Square Garden Inc. Class Aa,b	2,734	$207,128
Meredith Corp.	1,611	83,998
New York Times Co. (The) Class A	5,624	72,212
News Corp. Class A NVS[a]	22,040	341,179
Omnicom Group Inc.	11,143	800,736
Regal Entertainment Group Class A	3,516	77,879
Scripps Networks Interactive Inc. Class A	4,599	355,227
Sinclair Broadcast Group Inc. Class A	3,320	96,446
Sirius XM Holdings Inc.[a,b]	118,253	405,608
Starz Series Aa	3,753	115,968
Time Inc.[a]	4,943	111,662
Time Warner Cable Inc.	12,358	1,819,221
Time Warner Inc.	37,920	3,013,502
Twenty-First Century Fox Inc. Class A	83,546	2,880,666
Viacom Inc. Class B NVS	16,891	1,227,638
Walt Disney Co. (The)	69,859	6,383,715

		33,140,898
METALS & MINING — 0.55%
Alcoa Inc.	51,920	870,179
Allegheny Technologies Inc.	4,774	156,826
Carpenter Technology Corp.	2,402	120,220
Cliffs Natural Resources Inc.[b]	6,723	75,499
Commercial Metals Co.	5,100	88,179
Compass Minerals International Inc.	1,453	124,493
Freeport-McMoRan Inc.	45,928	1,308,948
Newmont Mining Corp.	22,062	413,883
Nucor Corp.	14,147	764,787
Reliance Steel & Aluminum Co.	3,456	233,211
Royal Gold Inc.	2,892	165,278
Steel Dynamics Inc.	10,651	245,080
Stillwater Mining Co.[a,b]	5,066	66,517
TimkenSteel Corp.	1,765	71,624
United States Steel Corp.	6,410	256,656
US Silica Holdings Inc.	2,260	101,474
Worthington Industries Inc.	2,390	92,373

		5,155,227
MULTI-UTILITIES — 1.13%
Alliant Energy Corp.	4,932	305,340
Ameren Corp.	10,771	456,044

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Avista Corp.	2,654	$94,084
Black Hills Corp.	1,967	107,654
CenterPoint Energy Inc.	19,004	466,548
CMS Energy Corp.	12,181	397,953
Consolidated Edison Inc.	12,992	823,173
Dominion Resources Inc.	25,714	1,833,408
DTE Energy Co.	7,859	645,696
Integrys Energy Group Inc.	3,483	253,144
MDU Resources Group Inc.	8,433	237,642
NiSource Inc.	13,842	582,195
NorthWestern Corp.	1,654	87,397
PG&E Corp.	20,752	1,044,241
Public Service Enterprise Group Inc.	22,450	927,410
SCANA Corp.	6,265	343,886
Sempra Energy	10,245	1,126,950
TECO Energy Inc.	10,390	203,748
Vectren Corp.	3,653	164,202
Wisconsin Energy Corp.	9,923	492,776

		10,593,491
MULTILINE RETAIL — 0.61%
Big Lots Inc.	2,552	116,499
Dillard’s Inc. Class A	1,067	112,846
Dollar General Corp.[a]	13,544	848,802
Dollar Tree Inc.[a]	9,203	557,426
Family Dollar Stores Inc.	4,279	335,003
J.C. Penney Co. Inc.[a,b]	12,805	97,446
Kohl’s Corp.	8,928	484,076
Macy’s Inc.	15,662	905,577
Nordstrom Inc.	6,377	463,034
Sears Holdings Corp.[a,b]	2,000	69,840
Target Corp.	28,111	1,737,822

		5,728,371
OIL, GAS & CONSUMABLE FUELS — 6.94%
Anadarko Petroleum Corp.	22,398	2,055,688
Antero Resources Corp.[a]	2,280	119,563
Apache Corp.	16,964	1,309,621
Athlon Energy Inc.[a,b]	2,901	169,128
Cabot Oil & Gas Corp.	18,691	581,290
Carrizo Oil & Gas Inc.[a]	1,721	89,389
Cheniere Energy Inc.[a]	9,862	739,650
Chesapeake Energy Corp.	23,184	514,221
Chevron Corp.	84,119	10,090,074
Cimarex Energy Co.	3,827	435,015
Cobalt International Energy Inc.[a,b]	13,230	154,923

Security	Shares	Value

Concho Resources Inc.[a,b]	4,967	$541,552
ConocoPhillips	54,357	3,921,858
CONSOL Energy Inc.	10,132	372,858
Continental Resources Inc.[a]	3,774	212,740
Denbury Resources Inc.	16,086	199,466
Devon Energy Corp.	17,125	1,027,500
Diamondback Energy Inc.[a]	2,391	163,640
Energen Corp.	3,188	215,828
Energy XXI (Bermuda) Ltd.[b]	4,142	31,852
EOG Resources Inc.	24,287	2,308,479
EQT Corp.	6,661	626,400
Exxon Mobil Corp.	188,814	18,260,202
Gulfport Energy Corp.[a]	3,717	186,519
Hess Corp.	11,601	983,881
HollyFrontier Corp.	8,825	400,479
Kinder Morgan Inc.	29,180	1,129,266
Kodiak Oil & Gas Corp.[a]	11,951	128,951
Laredo Petroleum Inc.[a,b]	3,298	62,530
Marathon Oil Corp.	29,804	1,055,062
Marathon Petroleum Corp.	12,568	1,142,431
Murphy Oil Corp.	7,530	402,027
Newfield Exploration Co.[a]	5,999	195,627
Noble Energy Inc.	15,947	919,026
Oasis Petroleum Inc.[a,b]	4,250	127,330
Occidental Petroleum Corp.	34,433	3,062,127
ONEOK Inc.	9,321	549,380
PBF Energy Inc.	4,123	107,487
Peabody Energy Corp.	11,975	124,899
Phillips 66	24,792	1,946,172
Pioneer Natural Resources Co.	6,366	1,203,556
QEP Resources Inc.	7,348	184,214
Range Resources Corp.	7,531	515,120
Rosetta Resources Inc.[a]	2,783	105,838
SandRidge Energy Inc.[a,b]	15,355	59,885
SemGroup Corp. Class A	1,847	141,757
SM Energy Co.	2,974	167,436
Southwestern Energy Co.[a]	15,556	505,726
Spectra Energy Corp.	29,759	1,164,470
Stone Energy Corp.[a]	2,200	53,900
Targa Resources Corp.	1,240	159,501
Teekay Corp.	1,909	111,600
Tesoro Corp.	5,687	406,109
Ultra Petroleum Corp.[a,b]	6,698	152,714
Valero Energy Corp.	23,417	1,172,958
Western Refining Inc.	3,382	154,185

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Whiting Petroleum Corp.[a,b]	5,206	$318,815
Williams Companies Inc. (The)	29,837	1,656,252
World Fuel Services Corp.	3,203	132,092
WPX Energy Inc.[a]	8,886	169,900

		65,200,159
PAPER & FOREST PRODUCTS — 0.14%
Domtar Corp.	2,858	117,378
International Paper Co.	18,945	958,996
KapStone Paper and Packaging Corp.[a]	3,428	105,445
Louisiana-Pacific Corp.[a]	6,180	90,228
Resolute Forest Products Inc.[a,b]	4,271	79,270

		1,351,317
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	19,110	198,744
Estee Lauder Companies Inc. (The) Class A	9,979	750,221
Herbalife Ltd.[b]	3,015	158,167
Nu Skin Enterprises Inc. Class A	2,619	138,362

		1,245,494
PHARMACEUTICALS — 5.48%
AbbVie Inc.	70,358	4,464,919
Actavis PLC[a]	11,725	2,846,126
Akorn Inc.[a,b]	3,351	149,287
Allergan Inc.	13,185	2,505,941
Bristol-Myers Squibb Co.	73,259	4,262,941
Eli Lilly and Co.	43,614	2,892,917
Endo International PLC[a]	6,671	446,423
Hospira Inc.[a]	7,615	408,926
Impax Laboratories Inc.[a]	2,887	83,636
Jazz Pharmaceuticals PLC[a]	2,615	441,517
Johnson & Johnson	124,882	13,459,782
Mallinckrodt PLC[a]	5,066	466,984
Merck & Co. Inc.	127,598	7,393,028
Mylan Inc.[a]	16,538	885,610
Pacira Pharmaceuticals Inc.[a,b]	1,502	139,416
Perrigo Co. PLC	5,968	963,534
Pfizer Inc.	280,977	8,415,261
Salix Pharmaceuticals Ltd.[a]	2,799	402,636
Theravance Inc.[b]	3,410	54,628
Zoetis Inc.	22,214	825,472

		51,508,984
PROFESSIONAL SERVICES — 0.34%
Advisory Board Co. (The)[a,b]	1,615	86,677
Corporate Executive Board Co. (The)	1,468	108,192

Security	Shares	Value

Dun & Bradstreet Corp. (The)	1,586	$194,777
Equifax Inc.	5,424	410,814
FTI Consulting Inc.[a]	1,830	73,895
IHS Inc. Class Aa	2,954	387,063
Manpowergroup Inc.	3,516	234,693
Nielsen NV	13,490	573,190
Robert Half International Inc.	6,191	339,143
Towers Watson & Co. Class A	3,171	349,729
Verisk Analytics Inc. Class Aa	6,614	412,383

		3,170,556
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.54%
Alexandria Real Estate Equities Inc.	3,189	264,687
American Campus Communities Inc.	4,646	182,448
American Capital Agency Corp.	15,719	357,450
American Homes 4 Rent Class A	6,460	113,244
American Realty Capital Properties Inc.[b]	40,789	361,798
American Tower Corp.	17,478	1,704,105
Annaly Capital Management Inc.	42,110	480,475
Apartment Investment and Management Co. Class A	6,503	232,742
ARMOUR Residential REIT Inc.	16,584	65,673
AvalonBay Communities Inc.	5,756	897,015
BioMed Realty Trust Inc.	8,649	187,856
Boston Properties Inc.	6,793	861,013
Brandywine Realty Trust	7,968	122,946
Camden Property Trust	3,763	288,509
CBL & Associates Properties Inc.	7,714	147,569
CBS Outdoor Americas Inc.	5,026	152,941
Chimera Investment Corp.	45,246	141,168
Colony Financial Inc.	5,130	114,296
Columbia Property Trust Inc.	5,537	139,698
Corporate Office Properties Trust	3,837	104,904
Corrections Corp. of America	5,147	189,307
Cousins Properties Inc.	9,611	125,039
Crown Castle International Corp.	14,752	1,152,426
CubeSmart	6,571	138,320
CYS Investments Inc.[b]	7,768	69,368
DCT Industrial Trust Inc.[b]	13,886	119,003
DDR Corp.	12,860	233,280
DiamondRock Hospitality Co.	8,570	122,979
Digital Realty Trust Inc.[b]	6,036	416,424
Douglas Emmett Inc.	5,837	164,195

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Duke Realty Corp.	15,113	$286,542
DuPont Fabros Technology Inc.[b]	2,938	90,990
EastGroup Properties Inc.	1,343	92,479
EPR Properties	2,468	138,455
Equity Commonwealth	5,398	144,181
Equity Lifestyle Properties, Inc.	3,460	169,886
Equity Residential	15,894	1,105,587
Essex Property Trust Inc.	2,784	561,700
Extra Space Storage Inc.	4,884	284,053
Federal Realty Investment Trust	3,001	395,532
Gaming and Leisure Properties Inc.	4,107	128,344
General Growth Properties Inc.	27,448	711,178
GEO Group Inc. (The)	3,450	137,793
Hatteras Financial Corp.	4,409	83,947
HCP Inc.	20,258	890,744
Health Care REIT Inc.	14,226	1,011,611
Healthcare Realty Trust Inc.[b]	4,297	113,742
Healthcare Trust of America Inc. Class A	11,034	141,677
Highwoods Properties Inc.	3,982	170,708
Home Properties Inc.	2,492	160,261
Hospitality Properties Trust	6,552	194,005
Host Hotels & Resorts Inc.	33,599	783,193
Invesco Mortgage Capital Inc.	5,784	95,667
Iron Mountain Inc.	7,606	274,348
Kilroy Realty Corp.	3,664	248,199
Kimco Realty Corp.	18,057	450,522
Kite Realty Group Trust	3,912	101,282
LaSalle Hotel Properties	4,555	178,602
Lexington Realty Trust	9,067	99,374
Liberty Property Trust	6,511	226,387
Macerich Co. (The)	6,264	441,612
Mack-Cali Realty Corp.	3,947	73,927
Medical Properties Trust Inc.	7,343	99,057
MFA Financial Inc.[b]	16,454	137,885
Mid-America Apartment Communities Inc.	3,345	236,358
National Retail Properties Inc.	5,448	207,678
NorthStar Realty Finance Corp.[b]	10,245	190,352
Omega Healthcare Investors Inc.[b]	5,851	223,274
Pebblebrook Hotel Trust	2,972	126,607
Piedmont Office Realty Trust Inc. Class Ab	6,718	130,665
Plum Creek Timber Co. Inc.	7,857	322,216
Post Properties Inc.	2,422	135,487

Security	Shares	Value

Potlatch Corp.	1,769	$77,818
Prologis Inc.	22,082	919,715
Public Storage	6,470	1,192,680
Rayonier Inc.	5,541	185,457
Realty Income Corp.[b]	9,776	449,989
Redwood Trust Inc.	3,632	68,245
Regency Centers Corp.	4,126	250,448
Retail Properties of America Inc. Class A	10,858	170,362
RLJ Lodging Trust	5,867	189,035
Ryman Hospitality Properties Inc.[b]	2,259	111,482
Senior Housing Properties Trust	8,978	202,813
Simon Property Group Inc.	13,782	2,469,872
SL Green Realty Corp.	4,210	487,097
Sovran Self Storage Inc.	1,431	121,764
Spirit Realty Capital Inc.	17,212	204,823
Starwood Property Trust Inc.[b]	9,679	218,358
Strategic Hotels & Resorts Inc.[a]	11,454	147,184
Sun Communities Inc.	1,926	111,650
Sunstone Hotel Investors Inc.	8,965	137,254
Tanger Factory Outlet Centers Inc.	4,131	147,766
Taubman Centers Inc.	2,826	214,917
Two Harbors Investment Corp.	16,324	165,362
UDR Inc.	11,138	336,702
Ventas Inc.	13,066	895,152
Vornado Realty Trust	7,741	847,485
Washington Prime Group Inc.	6,928	122,141
Washington Real Estate Investment Trust	2,900	81,954
Weingarten Realty Investors	4,922	178,422
Weyerhaeuser Co.	23,445	793,848
WP Carey Inc.	4,188	283,611

		33,230,391
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Alexander & Baldwin Inc.	1,907	76,337
Altisource Portfolio Solutions SAa,b	751	56,070
CBRE Group Inc. Class Aa	12,239	391,648
Forest City Enterprises Inc. Class Aa	7,069	147,671
Howard Hughes Corp. (The)[a]	1,540	226,965
Jones Lang LaSalle Inc.	1,960	265,012
Realogy Holdings Corp.[a]	6,463	265,048
St. Joe Co. (The)[a,b]	3,877	74,244

		1,502,995

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

ROAD & RAIL — 1.09%
Avis Budget Group Inc.[a]	4,531	$252,603
Con-way Inc.	2,440	105,823
CSX Corp.	44,338	1,579,763
Genesee & Wyoming Inc. Class Aa	2,241	215,584
Hertz Global Holdings Inc.[a]	19,862	435,375
J.B. Hunt Transport Services Inc.	4,084	325,781
Kansas City Southern Industries Inc.	4,877	598,847
Landstar System Inc.	2,082	154,089
Norfolk Southern Corp.	13,731	1,519,198
Old Dominion Freight Line Inc.[a]	3,107	226,407
Ryder System Inc.	2,338	206,843
Union Pacific Corp.	39,676	4,620,270

		10,240,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.35%
Advanced Micro Devices Inc.[a,b]	26,442	74,038
Altera Corp.	13,707	471,110
Analog Devices Inc.	14,071	698,203
Applied Materials Inc.	53,973	1,192,263
Atmel Corp.[a]	18,393	136,476
Avago Technologies Ltd.	11,236	969,105
Broadcom Corp. Class A	23,857	999,131
Cavium Inc.[a,b]	2,496	128,070
Cree Inc.[a,b]	5,348	168,355
Cypress Semiconductor Corp.[a]	5,982	59,282
Fairchild Semiconductor International Inc.[a]	5,603	86,006
First Solar Inc.[a,b]	3,393	199,848
Integrated Device Technology Inc.[a]	6,398	104,991
Intel Corp.	219,005	7,448,360
International Rectifier Corp.[a]	3,034	120,662
KLA-Tencor Corp.	7,378	583,969
Lam Research Corp.	7,209	561,293
Linear Technology Corp.	10,591	453,718
Marvell Technology Group Ltd.	19,077	256,395
Maxim Integrated Products Inc.	12,554	368,334
Microchip Technology Inc.	8,809	379,756
Micron Technology Inc.[a,b]	47,310	1,565,488
Microsemi Corp.[a]	4,141	107,956
NVIDIA Corp.	22,840	446,294
ON Semiconductor Corp.[a]	19,909	165,046
RF Micro Devices Inc.[a,b]	13,454	175,036
Semtech Corp.[a]	3,069	77,891

Security	Shares	Value

Silicon Laboratories Inc.[a]	1,683	$76,728
Skyworks Solutions Inc.	8,496	494,807
SunEdison Inc.[a]	11,150	217,536
Synaptics Inc.[a,b]	1,632	111,678
Teradyne Inc.	9,171	168,746
Texas Instruments Inc.	47,356	2,351,699
TriQuint Semiconductor Inc.[a]	7,275	157,358
Xilinx Inc.	11,918	530,113

		22,105,741
SOFTWARE — 3.95%
ACI Worldwide Inc.[a]	4,938	95,007
Activision Blizzard Inc.	22,056	440,017
Adobe Systems Inc.[a]	20,792	1,457,935
ANSYS Inc.[a]	4,124	323,981
Aspen Technology Inc.[a]	4,153	153,370
Autodesk Inc.[a]	10,192	586,448
CA Inc.	14,472	420,556
Cadence Design Systems Inc.[a]	12,837	230,424
CDK Global Inc.[a]	7,113	238,997
Citrix Systems Inc.[a]	7,286	467,980
CommVault Systems Inc.[a]	1,976	87,616
Compuware Corp.	9,423	95,643
Concur Technologies Inc.[a,b]	2,105	270,114
Covisint Corp.[a]	1,322	3,820
Electronic Arts Inc.[a]	14,065	576,243
FactSet Research Systems Inc.	1,807	237,512
Fair Isaac Corp.	1,459	90,896
Fortinet Inc.[a,b]	6,180	160,989
Guidewire Software Inc.[a,b]	2,906	145,126
Informatica Corp.[a]	4,789	170,776
Intuit Inc.	12,517	1,101,621
Manhattan Associates Inc.[a]	3,500	140,385
Mentor Graphics Corp.	4,202	89,040
Microsoft Corp.	364,809	17,127,783
NetSuite Inc.[a,b]	1,502	163,207
Nuance Communications Inc.[a,b]	10,990	169,576
Oracle Corp.	143,869	5,618,084
PTC Inc.[a]	5,311	202,615
QLIK Technologies Inc.[a,b]	3,942	111,756
Red Hat Inc.[a,b]	8,333	490,980
Rovi Corp.[a]	4,576	95,547
Salesforce.com Inc.[a,b]	25,516	1,632,769
ServiceNow Inc.[a]	5,600	380,408
SolarWinds Inc.[a]	2,980	141,699
Solera Holdings Inc.	3,063	159,123

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Splunk Inc.[a]	5,367	$354,651
SS&C Technologies Holdings Inc.[a]	3,068	148,246
Symantec Corp.	30,713	762,297
Synopsys Inc.[a]	6,830	279,893
Tableau Software Inc. Class Aa,b	1,855	153,204
Take-Two Interactive Software Inc.[a]	3,988	105,483
TIBCO Software Inc.[a]	6,902	161,300
TiVo Inc.[a]	5,366	70,026
Tyler Technologies Inc.[a]	1,442	161,389
Ultimate Software Group Inc. (The)[a,b]	1,240	186,632
Verint Systems Inc.[a]	2,757	158,500
VMware Inc. Class Aa,b	3,811	318,485
Workday Inc. Class Aa,b	4,053	386,980

		37,125,129
SPECIALTY RETAIL — 2.32%
Aaron’s Inc.	3,089	76,484
Abercrombie & Fitch Co. Class A	3,322	111,221
Advance Auto Parts Inc.	3,205	471,007
American Eagle Outfitters Inc.	7,368	94,826
ANN INC.[a]	1,917	73,594
Asbury Automotive Group Inc.[a,b]	1,421	99,527
Ascena Retail Group Inc.[a]	5,616	69,919
AutoNation Inc.[a]	3,576	204,762
AutoZone Inc.[a]	1,445	799,836
Bed Bath & Beyond Inc.[a]	8,198	552,053
Best Buy Co. Inc.	12,601	430,198
Cabela’s Inc.[a,b]	2,031	97,529
CarMax Inc.[a]	9,608	537,183
Chico’s FAS Inc.	6,867	103,554
CST Brands Inc.	3,342	127,831
Dick’s Sporting Goods Inc.	4,572	207,432
DSW Inc. Class A	3,320	98,438
Foot Locker Inc.	6,470	362,385
GameStop Corp. Class A	5,172	221,155
Gap Inc. (The)	12,172	461,197
Genesco Inc.[a]	1,087	83,362
GNC Holdings Inc. Class A	4,221	175,467
Group 1 Automotive Inc.	947	80,902
Guess? Inc.	2,726	60,435
Home Depot Inc. (The)	59,543	5,806,633
L Brands Inc.	10,818	780,194
Lithia Motors Inc. Class A	1,074	83,364
Lowe’s Companies Inc.	43,785	2,504,502

Security	Shares	Value

Lumber Liquidators Holdings Inc.[a,b]	1,224	$65,814
Men’s Wearhouse Inc. (The)	2,017	94,859
Murphy USA Inc.[a,b]	2,011	115,230
O’Reilly Automotive Inc.[a,b]	4,602	809,400
Office Depot Inc.[a]	19,828	103,502
PetSmart Inc.	4,337	313,782
Pier 1 Imports Inc.	4,443	57,315
Restoration Hardware Holdings Inc.[a]	1,658	133,171
Ross Stores Inc.	9,310	751,503
Sally Beauty Holdings Inc.[a]	5,576	163,433
Signet Jewelers Ltd.	3,566	427,956
Staples Inc.	28,166	357,145
Tiffany & Co.	5,015	482,042
TJX Companies Inc. (The)	30,739	1,946,393
Tractor Supply Co.	6,155	450,669
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,848	344,067
Urban Outfitters Inc.[a]	4,422	134,252
Williams-Sonoma Inc.	3,824	248,675

		21,774,198
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	2,411	188,371
Coach Inc.	12,216	419,986
Deckers Outdoor Corp.[a,b]	1,525	133,377
Fossil Group Inc.[a]	2,155	219,077
Hanesbrands Inc.	4,376	462,149
Iconix Brand Group Inc.[a,b]	2,290	91,623
Kate Spade & Co.[a]	5,852	158,765
Lululemon Athletica Inc.[a,b]	4,729	196,963
Michael Kors Holdings Ltd.[a]	9,126	717,212
Nike Inc. Class B	31,196	2,900,292
PVH Corp.	3,638	416,005
Ralph Lauren Corp.	2,648	436,496
SKECHERS U.S.A. Inc. Class Aa	1,634	89,462
Steven Madden Ltd.[a]	2,507	78,595
Under Armour Inc. Class Aa	7,310	479,390
VF Corp.	15,369	1,040,174
Wolverine World Wide Inc.	4,448	120,719

		8,148,656
THRIFTS & MORTGAGE FINANCE — 0.14%
Capitol Federal Financial Inc.	6,218	79,653
Hudson City Bancorp Inc.	21,106	203,673
MGIC Investment Corp.[a]	15,011	133,898
New York Community Bancorp Inc.	19,555	311,902

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2014

Security	Shares	Value

Ocwen Financial Corp.[a]	5,156	$121,475
People’s United Financial Inc.	13,409	196,040
Radian Group Inc.	8,712	146,797
Washington Federal Inc.	4,381	95,637

		1,289,075
TOBACCO — 1.30%
Altria Group Inc.	87,660	4,237,484
Lorillard Inc.	15,873	976,190
Philip Morris International Inc.	69,105	6,151,036
Reynolds American Inc.	13,591	855,010

		12,219,720
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Air Lease Corp.	4,371	159,935
Applied Industrial Technologies Inc.	1,905	92,983
Fastenal Co.	11,991	528,084
GATX Corp.	2,051	130,033
HD Supply Holdings Inc.[a]	5,136	148,122
MRC Global Inc.[a]	4,516	94,971
MSC Industrial Direct Co. Inc. Class A	2,323	188,093
NOW Inc.[a,b]	4,777	143,597
United Rentals Inc.[a,b]	4,215	463,903
W.W. Grainger Inc.	2,724	672,283
Watsco Inc.	1,188	120,725
WESCO International Inc.[a]	1,937	159,628

		2,902,357
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	7,846	418,741
Aqua America Inc.	7,789	204,072

		622,813
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	5,704	640,730
Sprint Corp.[a]	35,005	207,580
T-Mobile US Inc.[a]	11,943	348,616
Telephone & Data Systems Inc.	4,478	114,816

		1,311,742

TOTAL COMMON STOCKS
(Cost: $649,149,952)		937,962,177

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.86%

MONEY MARKET FUNDS — 2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,673,281	$24,673,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,427,063	1,427,063
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	778,979	778,979

		26,879,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,879,323)		26,879,323

TOTAL INVESTMENTS IN SECURITIES — 102.70%
(Cost: $676,029,275)		964,841,500
Other Assets Less Liabilities — (2.70)%		(25,377,310)

NET ASSETS — 100.00%		$939,464,190

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

ELECTRIC UTILITIES — 0.40%
OGE Energy Corp.	113,567	$4,234,913

		4,234,913
ELECTRICAL EQUIPMENT — 0.16%
Solarcity Corp.[a,b]	28,117	1,663,964

		1,663,964
ENERGY EQUIPMENT & SERVICES — 19.80%
Atwood Oceanics Inc.[a]	34,134	1,387,547
Baker Hughes Inc.	248,511	13,161,142
Bristow Group Inc.	20,223	1,494,480
Cameron International Corp.[a]	115,747	6,892,734
CARBO Ceramics Inc.	11,388	588,418
Core Laboratories NV	25,253	3,523,551
Diamond Offshore Drilling Inc.[b]	38,470	1,450,704
Dresser-Rand Group Inc.[a]	43,715	3,571,515
Dril-Quip Inc.[a,b]	22,904	2,060,215
Ensco PLC Class A	133,427	5,415,802
Exterran Holdings Inc.	38,444	1,512,002
FMC Technologies Inc.[a,b]	133,969	7,507,623
Forum Energy Technologies Inc.[a,b]	37,008	1,010,318
Halliburton Co.	485,571	26,774,385
Helix Energy Solutions Group Inc.[a,b]	56,390	1,502,230
Helmerich & Payne Inc.	61,883	5,372,682
McDermott International Inc.[a,b]	136,301	523,396
Nabors Industries Ltd.	164,943	2,944,232
National Oilwell Varco Inc.	245,658	17,844,597
Nobel Corp. PLC	145,004	3,033,484
Oceaneering International Inc.	61,633	4,330,951
Oil States International Inc.[a]	30,786	1,839,156
Patterson-UTI Energy Inc.	83,520	1,923,466
Rowan Companies PLC Class A	71,390	1,732,635
Schlumberger Ltd.	740,155	73,023,692
SEACOR Holdings Inc.[a]	10,895	898,293
Superior Energy Services Inc.	88,196	2,218,129
Tidewater Inc.	28,357	1,045,523
Transocean Ltd.[b]	194,465	5,800,891
Unit Corp.[a]	26,426	1,279,547
Weatherford International Ltd.[a]	441,797	7,254,307

		208,917,647
MACHINERY — 0.08%
Chart Industries Inc.[a,b]	17,199	800,613

		800,613

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 79.11%
Anadarko Petroleum Corp.	288,810	$26,506,982
Antero Resources Corp.[a]	31,470	1,650,287
Apache Corp.	218,329	16,854,999
Athlon Energy Inc.[a]	36,811	2,146,081
Cabot Oil & Gas Corp.	238,163	7,406,869
Carrizo Oil & Gas Inc.[a]	24,179	1,255,857
Cheniere Energy Inc.[a]	126,399	9,479,925
Chesapeake Energy Corp.	296,419	6,574,573
Chevron Corp.	1,084,319	130,064,064
Cimarex Energy Co.	49,655	5,644,284
Cobalt International Energy Inc.[a]	169,042	1,979,482
Concho Resources Inc.[a]	64,406	7,022,186
ConocoPhillips	702,026	50,651,176
Continental Resources Inc.[a]	48,735	2,747,192
Denbury Resources Inc.	200,789	2,489,784
Devon Energy Corp.	219,485	13,169,100
Diamondback Energy Inc.[a]	32,464	2,221,836
Energen Corp.	41,735	2,825,460
Energy XXI (Bermuda) Ltd.[b]	53,719	413,099
EOG Resources Inc.	312,709	29,722,990
EQT Corp.	86,385	8,123,645
Exxon Mobil Corp.	2,434,961	235,485,078
Gulfport Energy Corp.[a]	48,540	2,435,737
Hess Corp.	149,440	12,674,006
HollyFrontier Corp.	113,275	5,140,420
Kinder Morgan Inc.[b]	375,552	14,533,862
Kodiak Oil & Gas Corp.[a]	153,154	1,652,532
Laredo Petroleum Inc.[a,b]	47,638	903,216
Marathon Oil Corp.	385,154	13,634,452
Marathon Petroleum Corp.	161,687	14,697,348
Murphy Oil Corp.	95,378	5,092,231
Newfield Exploration Co.[a]	77,883	2,539,765
Noble Energy Inc.	205,678	11,853,223
Oasis Petroleum Inc.[a,b]	58,021	1,738,309
Occidental Petroleum Corp.	445,249	39,595,994
ONEOK Inc.	118,866	7,005,962
PBF Energy Inc.	50,026	1,304,178
Phillips 66	319,064	25,046,524
Pioneer Natural Resources Co.	81,786	15,462,461
QEP Resources Inc.	94,405	2,366,733
Range Resources Corp.	96,234	6,582,406
Rosetta Resources Inc.[a]	35,090	1,334,473
SandRidge Energy Inc.[a,b]	225,905	881,030
SemGroup Corp. Class A	24,337	1,867,865

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

October 31, 2014

Security	Shares	Value

SM Energy Co.	38,338	$2,158,429
Southwestern Energy Co.[a,b]	201,736	6,558,437
Spectra Energy Corp.	383,130	14,991,877
Stone Energy Corp.[a]	32,201	788,925
Targa Resources Corp.	16,795	2,160,341
Teekay Corp.	26,371	1,541,649
Tesoro Corp.	73,289	5,233,568
Ultra Petroleum Corp.[a,b]	87,755	2,000,814
Valero Energy Corp.	301,528	15,103,538
Western Refining Inc.	42,873	1,954,580
Whiting Petroleum Corp.[a]	67,879	4,156,910
Williams Companies Inc. (The)	383,928	21,311,843
World Fuel Services Corp.	41,547	1,713,398
WPX Energy Inc.[a]	115,750	2,213,140

		834,665,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.24%
First Solar Inc.[a]	42,653	2,512,262

		2,512,262

TOTAL COMMON STOCKS
(Cost: $1,175,760,322)		1,052,794,524

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	18,362,392	18,362,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,062,051	1,062,051
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,599,376	1,599,376

		21,023,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,023,819)		21,023,819

TOTAL INVESTMENTS IN SECURITIES — 101.78%
(Cost: $1,196,784,141)		1,073,818,343
Other Assets, Less Liabilities — (1.78)%		(18,791,104)

NET ASSETS — 100.00%		$1,055,027,239

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 23.22%
Alexion Pharmaceuticals Inc.[a]	166,669	$31,893,780
Alkermes PLC[a]	123,150	6,225,232
Alnylam Pharmaceuticals Inc.[a]	55,606	5,156,900
Amgen Inc.	639,845	103,770,062
Biogen Idec Inc.[a]	198,923	63,870,197
BioMarin Pharmaceutical Inc.[a,b]	124,140	10,241,550
Celgene Corp.[a]	673,483	72,123,294
Cepheid Inc.[a,b]	59,669	3,163,054
Cubist Pharmaceuticals Inc.[a,b]	64,085	4,632,705
Gilead Sciences Inc.[a]	1,273,162	142,594,144
Incyte Corp.[a,b]	129,410	8,678,235
Intercept Pharmaceuticals Inc.[a]	10,273	2,654,440
Isis Pharmaceuticals Inc.[a,b]	99,603	4,587,714
MannKind Corp.[a,b]	219,660	1,320,157
Medivation Inc.[a]	64,810	6,850,417
Myriad Genetics Inc.[a,b]	64,255	2,537,430
NPS Pharmaceuticals Inc.[a,b]	83,133	2,277,844
PDL BioPharma Inc.	140,767	1,200,742
Pharmacyclics Inc.[a,b]	51,709	6,756,815
Puma Biotechnology Inc.[a]	17,060	4,275,236
Regeneron Pharmaceuticals Inc.[a,b]	62,148	24,468,911
Seattle Genetics Inc.[a,b]	85,503	3,135,395
United Therapeutics Corp.[a]	39,600	5,186,412
Vertex Pharmaceuticals Inc.[a]	200,595	22,595,021

		540,195,687
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.	60,157	1,791,476

		1,791,476
HEALTH CARE EQUIPMENT & SUPPLIES — 16.22%
Abbott Laboratories	1,266,717	55,216,194
Alere Inc.[a]	65,883	2,633,344
Align Technology Inc.[a,b]	61,526	3,237,498
Baxter International Inc.	456,335	32,007,337
Becton, Dickinson and Co.	161,673	20,807,315
Boston Scientific Corp.[a]	958,533	12,729,318
C.R. Bard Inc.	63,156	10,355,689
CareFusion Corp.[a,b]	171,684	9,849,511
Cooper Companies Inc. (The)	40,828	6,691,709
Covidien PLC	380,580	35,180,815
DENTSPLY International Inc.	120,398	6,112,607
DexCom Inc.[a]	60,199	2,705,945

Edwards Lifesciences Corp.[a]	89,358	10,805,169

Security	Shares	Value
Haemonetics Corp.[a]	44,561	$1,680,841
Halyard Health Inc.[a]	39,339	1,493,749
Hill-Rom Holdings Inc.	49,390	2,196,867
Hologic Inc.[a]	205,362	5,378,431
IDEXX Laboratories Inc.[a]	42,669	6,044,917
Intuitive Surgical Inc.[a]	30,376	15,060,421
Medtronic Inc.	825,144	56,241,815
ResMed Inc.[b]	118,953	6,211,726
Sirona Dental Systems Inc.[a,b]	46,908	3,684,623
St. Jude Medical Inc.	239,972	15,399,003
Steris Corp.	50,357	3,112,063
Stryker Corp.	252,076	22,064,212
Teleflex Inc.	35,057	4,000,705
Thoratec Corp.[a]	1,029	27,968
Varian Medical Systems Inc.[a,b]	87,208	7,335,937
West Pharmaceutical Services Inc.	60,503	3,100,779
Zimmer Holdings Inc.	142,408	15,841,466

		377,207,974
HEALTH CARE PROVIDERS & SERVICES — 14.38%
Acadia Healthcare Co. Inc.[a,b]	38,607	2,395,564
Aetna Inc.	298,273	24,610,505
Brookdale Senior Living Inc.[a]	153,764	5,183,384
Centene Corp.[a,b]	49,538	4,590,686
Cigna Corp.	222,312	22,135,606
Community Health Systems Inc.[a]	97,927	5,383,047
DaVita HealthCare Partners Inc.[a]	144,987	11,319,135
Envision Healthcare Holdings Inc.[a]	110,502	3,862,045
Express Scripts Holding Co.[a]	628,515	48,282,522
HCA Holdings Inc.[a]	255,071	17,867,724
Health Net Inc.[a]	68,074	3,234,196
HealthSouth Corp.	75,079	3,027,936
Henry Schein Inc.[a,b]	71,846	8,623,675
Humana Inc.	130,043	18,056,471
Laboratory Corp. of America Holdings[a]	71,712	7,837,405
LifePoint Hospitals Inc.[a]	38,689	2,708,230
Magellan Health Inc.[a]	24,578	1,487,461
MEDNAX Inc.[a,b]	84,804	5,294,314
Owens & Minor Inc.[b]	54,532	1,817,006
Patterson Companies Inc.	73,291	3,159,575
Quest Diagnostics Inc.	122,001	7,742,183
Team Health Holdings Inc.[a,b]	59,692	3,733,138

Tenet Healthcare Corp.[a,b]	82,792	4,640,492

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2014

Security	Shares	Value
UnitedHealth Group Inc.	818,466	$77,762,455
Universal Health Services Inc. Class B	76,948	7,980,277
WellCare Health Plans Inc.[a]	37,717	2,559,853
WellPoint Inc.	231,064	29,273,498

		334,568,383
HEALTH CARE TECHNOLOGY — 0.07%
HMS Holdings Corp.[a,b]	74,412	1,728,591

		1,728,591
LIFE SCIENCES TOOLS & SERVICES — 3.83%
Bio-Rad Laboratories Inc. Class Aa,b	17,676	1,994,206
Bio-Techne Corp.	31,338	2,853,325
Bruker Corp.[a,b]	94,316	1,955,171
Charles River Laboratories International Inc.[a]	40,043	2,529,116
Covance Inc.[a]	48,188	3,850,221
Illumina Inc.[a]	117,489	22,626,032
PAREXEL International Corp.[a,b]	46,829	2,543,283
Quintiles Transnational Holdings Inc.[a]	56,206	3,290,299
Thermo Fisher Scientific Inc.	336,418	39,552,664
Waters Corp.[a]	71,146	7,882,977

		89,077,294
PHARMACEUTICALS — 42.14%
AbbVie Inc.	1,340,776	85,085,645
Actavis PLC[a]	222,613	54,037,080
Akorn Inc.[a,b]	60,979	2,716,615
Allergan Inc.	250,571	47,623,524
Bristol-Myers Squibb Co.	1,396,564	81,266,059
Eli Lilly and Co.	828,282	54,939,945
Endo International PLC[a]	129,451	8,662,861
Hospira Inc.[a,b]	142,416	7,647,739
Impax Laboratories Inc.[a]	55,680	1,613,050
Jazz Pharmaceuticals PLC[a]	50,808	8,578,423
Johnson & Johnson	2,374,939	255,970,925
Mallinckrodt PLC[a]	95,628	8,814,989
Merck & Co. Inc.	2,429,528	140,766,852
Mylan Inc.[a]	315,346	16,886,778
Pacira Pharmaceuticals Inc.[a,b]	30,374	2,819,315
Perrigo Co. PLC	112,781	18,208,493
Pfizer Inc.	5,340,214	159,939,409
Salix Pharmaceuticals Ltd.[a,b]	53,686	7,722,731
Theravance Inc.[b]	69,671	1,116,129

Security	Shares	Value

Zoetis Inc.	422,482	$15,699,431

		980,115,993

TOTAL COMMON STOCKS
(Cost: $2,098,310,023)		2,324,685,398

SHORT-TERM INVESTMENTS — 2.86%

MONEY MARKET FUNDS — 2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	58,753,388	58,753,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,398,202	3,398,202
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,463,740	4,463,740

		66,615,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,615,330)		66,615,330

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $2,164,925,353)		2,391,300,728
Other Assets, Less Liabilities — (2.80)%		(65,166,567)

NET ASSETS — 100.00%		$2,326,134,161

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

COMMERCIAL SERVICES & SUPPLIES — 0.15%
Pitney Bowes Inc.	278,861	$6,899,021

		6,899,021
COMMUNICATIONS EQUIPMENT — 9.86%
ARRIS Group Inc.[a]	181,909	5,460,908
Aruba Networks Inc.[a,b]	150,055	3,238,187
Brocade Communications Systems Inc.	587,569	6,304,615
Ciena Corp.[a,b]	146,962	2,463,083
Cisco Systems Inc.	7,035,114	172,149,240
CommScope Holding Co. Inc.[a]	112,843	2,430,638
EchoStar Corp. Class Aa	58,882	2,751,556
F5 Networks Inc.[a,b]	102,346	12,586,511
Finisar Corp.[a,b]	138,660	2,318,395
Harris Corp.	144,576	10,062,490
InterDigital Inc.	55,533	2,744,996
JDS Uniphase Corp.[a]	319,491	4,300,349
Juniper Networks Inc.	554,908	11,691,912
Motorola Solutions Inc.	304,432	19,635,864
Palo Alto Networks Inc.[a,b]	88,506	9,355,084
Plantronics Inc.	58,814	3,050,682
Polycom Inc.[a]	190,270	2,488,732
QUALCOMM Inc.	2,312,307	181,539,223
Riverbed Technology Inc.[a]	221,796	4,211,906
ViaSat Inc.[a,b]	59,457	3,724,386

		462,508,757
COMPUTERS & PERIPHERALS — 25.43%
3D Systems Corp.[a,b]	141,892	5,363,518
Apple Inc.	8,261,219	892,211,652
Diebold Inc.	89,709	3,178,390
Electronics For Imaging Inc.[a]	64,615	2,954,198
EMC Corp.	2,798,766	80,408,547
Hewlett-Packard Co.	2,574,812	92,384,255
Lexmark International Inc. Class A	86,519	3,734,160
NCR Corp.[a]	231,041	6,392,904
NetApp Inc.	440,154	18,838,591
SanDisk Corp.	309,287	29,116,278
Seagate Technology PLC	450,807	28,324,204
Western Digital Corp.	303,479	29,853,229

		1,192,759,926

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.06%
CDW Corp.	143,865	$4,436,797
Corning Inc.	1,781,086	36,387,587
Ingram Micro Inc. Class Aa	213,264	5,724,006
Tech Data Corp.[a,b]	53,181	3,175,969

		49,724,359
HEALTH CARE TECHNOLOGY — 0.84%
Allscripts Healthcare Solutions Inc.[a,b]	233,160	3,198,955
athenahealth Inc.[a,b]	52,214	6,396,215
Cerner Corp.[a,b]	418,769	26,524,828
Medidata Solutions Inc.[a,b]	74,580	3,364,304

		39,484,302
HOUSEHOLD DURABLES — 0.20%
Garmin Ltd.	167,279	9,280,639

		9,280,639
INTERNET SOFTWARE & SERVICES — 17.36%
Akamai Technologies Inc.[a]	246,342	14,854,423
AOL Inc.[a]	109,222	4,754,434
Equinix Inc.[b]	73,195	15,290,435
Facebook Inc. Class Aa	2,874,338	215,546,607
Google Inc. Class Aa,b	391,986	222,597,090
Google Inc. Class Ca	391,956	219,134,760
IAC/InterActiveCorp	105,284	7,126,674
j2 Global Inc.[b]	62,455	3,378,191
Pandora Media Inc.[a,b]	251,198	4,843,097
Rackspace Hosting Inc.[a,b]	163,303	6,264,303
Twitter Inc.[a,b]	687,506	28,510,874
VeriSign Inc.[a,b]	155,094	9,268,417
Yahoo! Inc.[a]	1,276,146	58,766,523
Zillow Inc. Class Aa,b	35,598	3,870,571

		814,206,399
IT SERVICES — 6.78%
Amdocs Ltd.	220,735	10,493,742
CACI International Inc. Class Aa,b	32,613	2,683,724
Cognizant Technology Solutions Corp. Class Aa	838,712	40,971,081
Computer Sciences Corp.	200,287	12,097,335
DST Systems Inc.	42,502	4,095,068
Gartner Inc.[a,b]	122,587	9,893,997
International Business Machines Corp.	1,280,011	210,433,808

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2014

Security	Shares	Value

Leidos Holdings Inc.	86,433	$3,160,855
Science Applications International Corp.	56,185	2,748,008
Teradata Corp.[a,b]	213,622	9,040,483
Vantiv Inc. Class Aa,b	206,621	6,388,721
VeriFone Systems Inc.[a,b]	156,544	5,832,829

		317,839,651
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.53%
Advanced Micro Devices Inc.[a,b]	863,994	2,419,183
Altera Corp.	425,189	14,613,746
Analog Devices Inc.	433,491	21,509,823
Applied Materials Inc.	1,680,854	37,130,065
Atmel Corp.[a,b]	581,345	4,313,580
Avago Technologies Ltd.	347,164	29,942,895
Broadcom Corp. Class A	741,830	31,067,840
Cavium Inc.[a,b]	73,793	3,786,319
Cree Inc.[a,b]	164,698	5,184,693
Cypress Semiconductor Corp.	205,520	2,036,703
Fairchild Semiconductor International Inc.[a,b]	166,888	2,561,731
Integrated Device Technology Inc.[a]	204,824	3,361,162
Intel Corp.	6,830,713	232,312,549
International Rectifier Corp.[a]	99,399	3,953,098
KLA-Tencor Corp.	227,864	18,035,436
Lam Research Corp.	223,253	17,382,479
Linear Technology Corp.	329,725	14,125,419
Marvell Technology Group Ltd.	580,420	7,800,845
Maxim Integrated Products Inc.	390,457	11,456,008
Microchip Technology Inc.	276,932	11,938,539
Micron Technology Inc.[a,b]	1,477,338	48,885,114
Microsemi Corp.[a]	132,550	3,455,578
NVIDIA Corp.	711,573	13,904,136
ON Semiconductor Corp.[a]	612,710	5,079,366
RF Micro Devices Inc.[a,b]	399,510	5,197,625
Semtech Corp.[a]	92,910	2,358,056
Silicon Laboratories Inc.[a]	54,856	2,500,885
Skyworks Solutions Inc.	260,829	15,190,681
SunEdison Inc.[a,b]	345,266	6,736,140
Synaptics Inc.[a,b]	51,034	3,492,257
Teradyne Inc.	280,351	5,158,458
Texas Instruments Inc.	1,472,848	73,141,632
TriQuint Semiconductor Inc.[a]	240,722	5,206,817
Xilinx Inc.	369,543	16,437,273

		681,676,131

Security	Shares	Value

SOFTWARE — 23.70%
ACI Worldwide Inc.[a,b]	158,504	$3,049,617
Adobe Systems Inc.[a]	651,844	45,707,301
ANSYS Inc.[a]	126,854	9,965,650
Aspen Technology Inc.[a]	127,937	4,724,713
Autodesk Inc.[a,b]	313,030	18,011,746
CA Inc.	442,691	12,864,601
Cadence Design Systems Inc.[a]	398,758	7,157,706
CDK Global Inc.[a,b]	220,956	7,424,122
Citrix Systems Inc.[a]	226,376	14,540,131
CommVault Systems Inc.[a]	59,156	2,622,977
Compuware Corp.	305,725	3,103,109
Concur Technologies Inc.[a,b]	66,061	8,476,948
Covisint Corp.[a]	38,794	112,115
Fair Isaac Corp.	44,408	2,766,618
Fortinet Inc.[a,b]	191,068	4,977,321
Guidewire Software Inc.[a,b]	94,773	4,732,964
Informatica Corp.[a]	150,719	5,374,640
Intuit Inc.	391,613	34,465,860
Manhattan Associates Inc.[a]	103,138	4,136,865
Mentor Graphics Corp.	134,158	2,842,808
Microsoft Corp.	11,368,255	533,739,572
NetSuite Inc.[a,b]	48,521	5,272,292
Nuance Communications Inc.[a,b]	345,881	5,336,944
Oracle Corp.	4,486,718	175,206,338
PTC Inc.[a]	160,981	6,141,425
QLIK Technologies Inc.[a,b]	124,472	3,528,781
Red Hat Inc.[a,b]	261,412	15,402,395
Rovi Corp.[a]	131,091	2,737,180
Salesforce.com Inc.[a,b]	794,152	50,817,787
ServiceNow Inc.[a,b]	178,365	12,116,334
SolarWinds Inc.[a]	91,139	4,333,659
Solera Holdings Inc.	94,003	4,883,456
Splunk Inc.[a,b]	164,084	10,842,671
SS&C Technologies Holdings Inc.[a,b]	92,559	4,472,451
Symantec Corp.	952,513	23,641,373
Synopsys Inc.[a]	214,671	8,797,218
Tableau Software Inc. Class Aa,b	54,746	4,521,472
TIBCO Software Inc.[a]	208,766	4,878,861
Tyler Technologies Inc.[a]	45,273	5,066,954
Ultimate Software Group Inc. (The)[a]	38,777	5,836,326
Verint Systems Inc.[a,b]	82,280	4,730,277

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2014

Security	Shares	Value

VMware Inc. Class Aa,b	118,785	$9,926,862
Workday Inc. Class Aa,b	129,821	12,395,309

		1,111,683,749

TOTAL COMMON STOCKS
(Cost: $4,070,129,554)		4,686,062,934

SHORT-TERM INVESTMENTS — 3.52%

MONEY MARKET FUNDS — 3.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	151,761,645	151,761,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	8,777,650	8,777,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,322,641	4,322,641

		164,861,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,861,936)		164,861,936

TOTAL INVESTMENTS IN SECURITIES — 103.43%
(Cost: $4,234,991,490)		4,850,924,870
Other Assets, Less Liabilities — (3.43)%		(160,855,337)

NET ASSETS — 100.00%		$4,690,069,533

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.99%

COMMUNICATIONS EQUIPMENT — 1.77%
Ruckus Wireless Inc.[a,b]	812,251	$10,543,018

		10,543,018
DIVERSIFIED TELECOMMUNICATION SERVICES — 74.22%
8x8 Inc.[a,b]	1,451,196	11,406,401
AT&T Inc.	2,585,824	90,090,108
Atlantic Tele-Network Inc.	186,246	12,513,869
CenturyLink Inc.	1,049,711	43,542,012
Cincinnati Bell Inc.[a,b]	3,229,118	11,850,863
Consolidated Communications Holdings Inc.	649,969	16,834,197
Frontier Communications Corp.	4,105,102	26,847,367
General Communication Inc. Class Aa	799,066	9,373,044
Globalstar Inc.[a,b]	3,393,579	8,042,782
inContact Inc.[a]	1,161,492	10,337,279
Iridium Communications Inc.[a,b]	1,281,421	12,173,500
Level 3 Communications Inc.[a]	629,806	29,544,199
tw telecom Inc.[a]	604,479	25,859,612
Verizon Communications Inc.	1,921,270	96,543,817
Vonage Holdings Corp.[a]	3,148,727	10,957,570
Windstream Holdings Inc.[b]	2,385,675	25,001,874

		440,918,494
WIRELESS TELECOMMUNICATION SERVICES — 24.00%
Leap Wireless International Inc.	692,354	1,744,732
NTELOS Holdings Corp.[b]	592,216	5,969,537
SBA Communications Corp. Class Aa,b	313,627	35,229,721
Shenandoah Telecommunications Co.	403,668	11,944,536
Spok Holdings Inc.	586,611	9,526,563
Sprint Corp.[a,b]	3,832,348	22,725,824
T-Mobile US Inc.[a]	934,671	27,283,047
Telephone & Data Systems Inc.	713,713	18,299,601
United States Cellular Corp.[a]	271,269	9,879,617

		142,603,178

TOTAL COMMON STOCKS
(Cost: $569,536,513)		594,064,690

SHORT-TERM INVESTMENTS — 12.34%
MONEY MARKET FUNDS — 12.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	68,907,715	68,907,715

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,985,512	$3,985,512
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	390,319	390,319

		73,283,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,283,546)		73,283,546

TOTAL INVESTMENTS IN SECURITIES — 112.33%
(Cost: $642,820,059)		667,348,236
Other Assets, Less Liabilities — (12.33)%		(73,248,376)

NET ASSETS — 100.00%		$594,099,860

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

ELECTRIC UTILITIES — 52.63%
ALLETE Inc.	42,203	$2,204,685
American Electric Power Co. Inc.	526,657	30,725,169
Cleco Corp.	64,975	3,493,056
Duke Energy Corp.	762,250	62,618,837
Edison International	351,137	21,974,153
El Paso Electric Co.	43,428	1,643,315
Entergy Corp.	193,572	16,263,919
Exelon Corp.	925,983	33,881,718
FirstEnergy Corp.	453,020	16,915,767
Great Plains Energy Inc.	165,817	4,465,452
Hawaiian Electric Industries Inc.[a]	110,375	3,108,160
IDACORP Inc.	54,097	3,420,553
ITC Holdings Corp.	167,785	6,645,964
NextEra Energy Inc.	470,278	47,131,261
Northeast Utilities	340,548	16,806,044
Pepco Holdings Inc.	270,602	7,398,259
Pinnacle West Capital Corp.	119,044	7,317,635
PNM Resources Inc.	85,725	2,473,166
Portland General Electric Co.	84,159	3,064,229
PPL Corp.	716,026	25,053,750
Southern Co. (The)	965,321	44,752,282
UIL Holdings Corp.	60,856	2,503,616
Westar Energy Inc.	139,932	5,290,829
Xcel Energy Inc.	544,653	18,229,536

		387,381,355
GAS UTILITIES — 6.27%
AGL Resources Inc.	128,822	6,944,794
Atmos Energy Corp.	108,256	5,737,568
National Fuel Gas Co.	90,700	6,279,161
New Jersey Resources Corp.	45,428	2,656,629
ONE GAS Inc.	55,962	2,123,758
Piedmont Natural Gas Co.	84,310	3,204,623
Questar Corp.	189,189	4,561,347
South Jersey Industries Inc.	35,812	2,100,016
Southwest Gas Corp.	50,057	2,907,811
UGI Corp.	185,881	7,005,855
WGL Holdings Inc.	55,896	2,627,112

		46,148,674
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.55%
AES Corp. (The)	717,130	10,090,019
Calpine Corp.[b]	399,130	9,108,147

Security	Shares	Value

Dynegy Inc.[b]	111,137	$3,389,678
NRG Energy Inc.	363,960	10,911,521

		33,499,365
MULTI-UTILITIES — 34.31%
Alliant Energy Corp.	119,608	7,404,931
Ameren Corp.	261,495	11,071,698
Avista Corp.	63,797	2,261,604
Black Hills Corp.	48,041	2,629,284
CenterPoint Energy Inc.	463,206	11,371,707
CMS Energy Corp.	296,344	9,681,558
Consolidated Edison Inc.	315,652	19,999,711
Dominion Resources Inc.	627,960	44,773,548
DTE Energy Co.	190,753	15,672,267
Integrys Energy Group Inc.	86,246	6,268,359
NiSource Inc.	339,827	14,293,124
NorthWestern Corp.	42,053	2,222,081
PG&E Corp.	508,054	25,565,277
Public Service Enterprise Group Inc.	545,256	22,524,525
SCANA Corp.	153,122	8,404,867
Sempra Energy	249,107	27,401,770
TECO Energy Inc.	251,786	4,937,523
Vectren Corp.	88,787	3,990,976
Wisconsin Energy Corp.	243,049	12,069,813

		252,544,623
WATER UTILITIES — 2.08%
American Water Works Co. Inc.	193,076	10,304,466
Aqua America Inc.	191,203	5,009,519

		15,313,985

TOTAL COMMON STOCKS
(Cost: $747,410,276)		734,888,002

SHORT-TERM INVESTMENTS — 0.08%
MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	44,436	44,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,570	2,570

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

October 31, 2014

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	566,714	$566,714

		613,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $613,720)		613,720

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $748,023,996)		735,501,722
Other Assets, Less Liabilities — 0.08%		577,454

NET ASSETS — 100.00%		$736,079,176

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AIR FREIGHT & LOGISTICS — 27.24%
C.H. Robinson Worldwide Inc.	1,068,735	$73,967,150
Expeditors International of Washington Inc.	1,472,938	62,835,535
FedEx Corp.	1,075,282	180,002,207
United Parcel Service Inc. Class B	1,069,540	112,205,441

		429,010,333
AIRLINES — 13.92%
Alaska Air Group Inc.	1,149,906	61,209,496
Delta Air Lines Inc.	1,131,856	45,534,567
JetBlue Airways Corp.[a,b]	1,122,237	12,950,615
Southwest Airlines Co.	1,190,718	41,055,957
United Continental Holdings Inc.[b]	1,107,859	58,506,034

		219,256,669
MARINE — 9.53%
Kirby Corp.[b]	1,077,123	119,108,261
Matson Inc.	1,089,562	31,041,622

		150,149,883
ROAD & RAIL — 49.27%
Avis Budget Group Inc.[b]	1,149,102	64,062,437
Con-way Inc.	1,277,155	55,390,212
CSX Corp.	1,754,291	62,505,388
J.B. Hunt Transport Services Inc.	971,571	77,502,219
Kansas City Southern Industries Inc.	1,043,646	128,149,292
Landstar System Inc.	1,036,980	76,746,890
Norfolk Southern Corp.	1,022,263	113,103,178
Ryder System Inc.	872,966	77,231,302
Union Pacific Corp.	1,041,776	121,314,815

		776,005,733

TOTAL COMMON STOCKS
(Cost: $1,475,546,772)		1,574,422,618

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	10,839,436	10,839,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	626,935	626,935

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	773,693	$773,693

		12,240,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,240,064)		12,240,064

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $1,487,786,836)		1,586,662,682
Other Assets, Less Liabilities —(0.74)%		(11,639,155)

NET ASSETS — 100.00%		$1,575,023,527

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares Dow Jones U.S. ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

ASSETS
Investments, at cost:
Unaffiliated	$646,399,203	$1,175,760,322	$2,098,310,023
Affiliated (Note 2)	29,630,072	21,023,819	66,615,330

Total cost of investments	$676,029,275	$1,196,784,141	$2,164,925,353

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$934,000,851	$1,052,794,524	$2,324,685,398
Affiliated (Note 2)	30,840,649	21,023,819	66,615,330

Total fair value of investments	964,841,500	1,073,818,343	2,391,300,728
Cash	22	—	—
Receivables:
Investment securities sold	—	—	769,628
Dividends and interest	877,693	995,645	1,849,659
Capital shares sold	—	15,566	63,411

Total Assets	965,719,215	1,074,829,554	2,393,983,426

LIABILITIES
Payables:
Investment securities purchased	—	—	4,766,478
Collateral for securities on loan (Note 1)	26,100,344	19,424,443	62,151,590
Investment advisory fees (Note 2)	154,681	377,872	931,197

Total Liabilities	26,255,025	19,802,315	67,849,265

NET ASSETS	$939,464,190	$1,055,027,239	$2,326,134,161

Net assets consist of:
Paid-in capital	$696,597,725	$1,049,380,026	$1,728,051,845
Undistributed net investment income	1,354,020	559,894	1,431,924
Undistributed net realized gain (accumulated net realized loss)	(47,299,780)	128,053,117	370,275,017
Net unrealized appreciation (depreciation)	288,812,225	(122,965,798)	226,375,375

NET ASSETS	$939,464,190	$1,055,027,239	$2,326,134,161

Shares outstanding[b]	9,250,000	21,250,000	16,400,000

Net asset value per share	$101.56	$49.65	$141.84

[a]	Securities on loan with values of $25,512,442, $18,940,444 and $60,782,406, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Technology ETF	iShares U.S. Telecommunications ETF	iShares U.S. Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,070,129,554	$569,536,513	$747,410,276
Affiliated (Note 2)	164,861,936	73,283,546	613,720

Total cost of investments	$4,234,991,490	$642,820,059	$748,023,996

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,686,062,934	$594,064,690	$734,888,002
Affiliated (Note 2)	164,861,936	73,283,546	613,720

Total fair value of investments	4,850,924,870	667,348,236	735,501,722
Cash	—	—	881
Receivables:
Dividends and interest	1,222,536	2,516,560	867,724
Capital shares sold	19,455	—	9,008

Total Assets	4,852,166,861	669,864,796	736,379,335

LIABILITIES
Payables:
Investment securities purchased	—	2,497,760	—
Collateral for securities on loan (Note 1)	160,539,295	72,893,227	47,006
Capital shares redeemed	7,747	158,486	—
Investment advisory fees (Note 2)	1,550,286	215,463	253,153

Total Liabilities	162,097,328	75,764,936	300,159

NET ASSETS	$4,690,069,533	$594,099,860	$736,079,176

Net assets consist of:
Paid-in capital	$3,878,791,812	$782,761,747	$769,128,290
Undistributed net investment income	1,717,466	510,827	688,990
Undistributed net realized gain (accumulated net realized loss)	193,626,875	(213,700,891)	(21,215,830)
Net unrealized appreciation (depreciation)	615,933,380	24,528,177	(12,522,274)

NET ASSETS	$4,690,069,533	$594,099,860	$736,079,176

Shares outstanding[b]	46,150,000	19,500,000	6,450,000

Net asset value per share	$101.63	$30.47	$114.12

[a]	Securities on loan with values of $156,766,747, $70,328,128 and $45,829, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

iShares Transportation Average ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,475,546,772
Affiliated (Note 2)	12,240,064

Total cost of investments	$1,487,786,836

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,574,422,618
Affiliated (Note 2)	12,240,064

Total fair value of investments	1,586,662,682
Receivables:
Investment securities sold	68,784,392
Interest	2,675
Capital shares sold	25,266

Total Assets	1,655,475,015

LIABILITIES
Payables:
Investment securities purchased	68,451,325
Collateral for securities on loan (Note 1)	11,466,371
Capital shares redeemed	11,800
Investment advisory fees (Note 2)	521,992

Total Liabilities	80,451,488

NET ASSETS	$1,575,023,527

Net assets consist of:
Paid-in capital	$1,422,198,132
Distributions in excess of net investment income	(657,027)
Undistributed net realized gain	54,606,576
Net unrealized appreciation	98,875,846

NET ASSETS	$1,575,023,527

Shares outstanding[b]	10,050,000

Net asset value per share	$156.72

[a]	Securities on loan with a value of $11,153,928. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Dow Jones U.S. ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,035,199	$25,664,508	$20,683,272
Dividends — affiliated (Note 2)	45,495	—	—
Interest — affiliated (Note 2)	4	5	14
Securities lending income — affiliated (Note 2)	65,244	171,591	298,934

Total investment income	9,145,942	25,836,104	20,982,220

EXPENSES
Investment advisory fees (Note 2)	932,745	4,518,247	5,726,663

Total expenses	932,745	4,518,247	5,726,663

Net investment income	8,213,197	21,317,857	15,255,557

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,357,603)	(6,467,227)	(15,723,699)
Investments — affiliated (Note 2)	(20)	—	—
In-kind redemptions — unaffiliated	29,313,404	225,894,412	405,187,024
In-kind redemptions — affiliated (Note 2)	103,413	—	—

Net realized gain	27,059,194	219,427,185	389,463,325

Net change in unrealized appreciation/depreciation	30,829,818	(308,902,831)	(30,066,117)

Net realized and unrealized gain (loss)	57,889,012	(89,475,646)	359,397,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,102,209	$(68,157,789)	$374,652,765

[a]	Net of foreign withholding tax of $1,381, $5,428 and $ —, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Technology ETF	iShares U.S. Telecommunications ETF	iShares U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$32,125,936	$7,545,462	$17,064,797
Dividends — affiliated (Note 2)	—	447,407	—
Interest — affiliated (Note 2)	19	1	3
Securities lending income — affiliated (Note 2)	504,021	113,862	60,802

Total investment income	32,629,976	8,106,732	17,125,602

EXPENSES
Investment advisory fees (Note 2)	8,808,543	1,295,749	2,140,058

Total expenses	8,808,543	1,295,749	2,140,058

Net investment income	23,821,433	6,810,983	14,985,544

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,846,879)	(11,740,321)	(2,891,092)
Investments — affiliated (Note 2)	—	(22,999,774)	—
In-kind redemptions — unaffiliated	340,971,171	25,123,718	18,981,262
In-kind redemptions — affiliated (Note 2)	—	(575,044)	—

Net realized gain (loss)	333,124,292	(10,191,421)	16,090,170

Net change in unrealized appreciation/depreciation	141,054,662	32,830,192	(17,120,770)

Net realized and unrealized gain (loss)	474,178,954	22,638,771	(1,030,600)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$498,000,387	$29,449,754	$13,954,944

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

iShares Transportation Average ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,712,357
Interest — affiliated (Note 2)	4
Securities lending income — affiliated (Note 2)	13,228

Total investment income	6,725,589

EXPENSES
Investment advisory fees (Note 2)	2,675,961

Total expenses	2,675,961

Net investment income	4,049,628

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,917,032)
In-kind redemptions — unaffiliated	101,070,073

Net realized gain	97,153,041

Net change in unrealized appreciation/depreciation	54,288,389

Net realized and unrealized gain	151,441,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,491,058

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. ETF		iShares U.S. Energy ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,213,197	$14,164,335	$21,317,857	$25,089,576
Net realized gain (loss)	27,059,194	(215,001)	219,427,185	135,665,183
Net change in unrealized appreciation/depreciation	30,829,818	131,291,291	(308,902,831)	171,155,230

Net increase (decrease) in net assets resulting from operations	66,102,209	145,240,625	(68,157,789)	331,909,989

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,633,561)	(14,057,821)	(20,757,963)	(25,362,875)

Total distributions to shareholders	(7,633,561)	(14,057,821)	(20,757,963)	(25,362,875)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,712,640	50,307,967	655,364,751	1,870,411,284
Cost of shares redeemed	(62,884,941)	(4,738,523)	(1,926,318,738)	(977,848,356)

Net increase (decrease) in net assets from capital share transactions	(8,172,301)	45,569,444	(1,270,953,987)	892,562,928

INCREASE (DECREASE) IN NET ASSETS	50,296,347	176,752,248	(1,359,869,739)	1,199,110,042

NET ASSETS
Beginning of period	889,167,843	712,415,595	2,414,896,978	1,215,786,936

End of period	$939,464,190	$889,167,843	$1,055,027,239	$2,414,896,978

Undistributed net investment income included in net assets at end of period	$1,354,020	$774,384	$559,894	$—

SHARES ISSUED AND REDEEMED
Shares sold	550,000	550,000	11,900,000	38,450,000
Shares redeemed	(650,000)	(50,000)	(35,800,000)	(20,500,000)

Net increase (decrease) in shares outstanding	(100,000)	500,000	(23,900,000)	17,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare ETF		iShares U.S. Technology ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,255,557	$22,024,707	$23,821,433	$34,309,200
Net realized gain	389,463,325	192,965,026	333,124,292	92,468,738
Net change in unrealized appreciation/depreciation	(30,066,117)	145,386,788	141,054,662	496,734,799

Net increase in net assets resulting from operations	374,652,765	360,376,521	498,000,387	623,512,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,548,137)	(20,929,393)	(22,656,916)	(33,933,355)

Total distributions to shareholders	(15,548,137)	(20,929,393)	(22,656,916)	(33,933,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,231,292,280	1,961,360,843	1,383,246,516	1,983,082,374
Cost of shares redeemed	(1,968,072,612)	(583,139,463)	(1,114,992,487)	(485,403,777)

Net increase (decrease) in net assets from capital share transactions	(736,780,332)	1,378,221,380	268,254,029	1,497,678,597

INCREASE (DECREASE) IN NET ASSETS	(377,675,704)	1,717,668,508	743,597,500	2,087,257,979

NET ASSETS
Beginning of period	2,703,809,865	986,141,357	3,946,472,033	1,859,214,054

End of period	$2,326,134,161	$2,703,809,865	$4,690,069,533	$3,946,472,033

Undistributed net investment income included in net assets at end of period	$1,431,924	$1,724,504	$1,717,466	$552,949

SHARES ISSUED AND REDEEMED
Shares sold	9,400,000	17,300,000	14,150,000	24,000,000
Shares redeemed	(15,150,000)	(5,050,000)	(11,450,000)	(5,800,000)

Net increase (decrease) in shares outstanding	(5,750,000)	12,250,000	2,700,000	18,200,000

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF		iShares U.S. Utilities ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,810,983	$12,397,832	$14,985,544	$28,379,935
Net realized gain (loss)	(10,191,421)	40,048,021	16,090,170	107,094,275
Net change in unrealized appreciation/depreciation	32,830,192	(3,912,815)	(17,120,770)	(129,169,880)

Net increase in net assets resulting from operations	29,449,754	48,533,038	13,954,944	6,304,330

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,523,808)	(13,104,434)	(14,296,554)	(28,782,016)

Total distributions to shareholders	(6,523,808)	(13,104,434)	(14,296,554)	(28,782,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	143,310,011	447,999,592	1,246,030,448	1,238,998,641
Cost of shares redeemed	(170,575,071)	(432,523,574)	(1,250,411,221)	(1,593,014,805)

Net increase (decrease) in net assets from capital share transactions	(27,265,060)	15,476,018	(4,380,773)	(354,016,164)

INCREASE (DECREASE) IN NET ASSETS	(4,339,114)	50,904,622	(4,722,383)	(376,493,850)

NET ASSETS
Beginning of period	598,438,974	547,534,352	740,801,559	1,117,295,409

End of period	$594,099,860	$598,438,974	$736,079,176	$740,801,559

Undistributed net investment income included in net assets at end of period	$510,827	$223,652	$688,990	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	15,600,000	11,450,000	12,700,000
Shares redeemed	(5,700,000)	(15,650,000)	(11,850,000)	(16,750,000)

Net decrease in shares outstanding	(900,000)	(50,000)	(400,000)	(4,050,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Transportation Average ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,049,628	$6,828,155
Net realized gain	97,153,041	84,692,159
Net change in unrealized appreciation/depreciation	54,288,389	53,688,153

Net increase in net assets resulting from operations	155,491,058	145,208,467

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,706,655)	(6,999,631)

Total distributions to shareholders	(4,706,655)	(6,999,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,221,548,859	1,012,429,640
Cost of shares redeemed	(654,896,429)	(832,372,289)

Net increase in net assets from capital share transactions	566,652,430	180,057,351

INCREASE IN NET ASSETS	717,436,833	318,266,187

NET ASSETS
Beginning of period	857,586,694	539,320,507

End of period	$1,575,023,527	$857,586,694

Distributions in excess of net investment income included in net assets at end of period	$(657,027)	$—

SHARES ISSUED AND REDEEMED
Shares sold	8,250,000	8,150,000
Shares redeemed	(4,450,000)	(6,800,000)

Net increase in shares outstanding	3,800,000	1,350,000

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$95.10	$80.50	$70.31	$69.08	$59.50	$43.17

Income from investment operations:
Net investment income[a]	0.87	1.57	1.47	1.20	1.05	0.94
Net realized and unrealized gain[b]	6.40	14.58	10.20	1.22	9.59	16.34

Total from investment operations	7.27	16.15	11.67	2.42	10.64	17.28

Less distributions from:
Net investment income	(0.81)	(1.55)	(1.48)	(1.19)	(1.06)	(0.95)

Total distributions	(0.81)	(1.55)	(1.48)	(1.19)	(1.06)	(0.95)

Net asset value, end of period	$101.56	$95.10	$80.50	$70.31	$69.08	$59.50

Total return	7.66%[c]	20.23%	16.85%	3.71%	18.16%	40.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$939,464	$889,168	$712,416	$667,900	$676,972	$597,931
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.76%	1.78%	2.04%	1.85%	1.75%	1.80%
Portfolio turnover rate[e]	3%	5%	7%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$53.49	$44.70	$41.05	$45.98	$34.64	$27.29

Income from investment operations:
Net investment income[a]	0.56	0.77	0.69	0.57	0.50	0.47
Net realized and unrealized gain (loss)[b]	(3.87)	8.77	3.69	(4.92)	11.35	7.36

Total from investment operations	(3.31)	9.54	4.38	(4.35)	11.85	7.83

Less distributions from:
Net investment income	(0.53)	(0.75)	(0.73)	(0.58)	(0.51)	(0.48)

Total distributions	(0.53)	(0.75)	(0.73)	(0.58)	(0.51)	(0.48)

Net asset value, end of period	$49.65	$53.49	$44.70	$41.05	$45.98	$34.64

Total return	(6.27)%[c]	21.57%	10.81%	(9.41)%	34.71%	28.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,055,027	$2,414,897	$1,215,787	$925,634	$1,177,210	$744,713
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	2.05%	1.58%	1.65%	1.41%	1.36%	1.48%
Portfolio turnover rate[e]	3%	6%	9%	8%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$122.07	$99.61	$78.11	$73.64	$64.22	$49.35

Income from investment operations:
Net investment income[a]	0.76	1.37	1.39	1.20	1.04	0.87
Net realized and unrealized gain[b]	19.80	22.39	21.48	4.49	9.44	14.92

Total from investment operations	20.56	23.76	22.87	5.69	10.48	15.79

Less distributions from:
Net investment income	(0.79)	(1.30)	(1.37)	(1.22)	(1.06)	(0.92)

Total distributions	(0.79)	(1.30)	(1.37)	(1.22)	(1.06)	(0.92)

Net asset value, end of period	$141.84	$122.07	$99.61	$78.11	$73.64	$64.22

Total return	16.89%[c]	23.99%	29.59%	7.90%	16.59%	32.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,326,134	$2,703,810	$986,141	$617,066	$644,322	$722,485
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.16%	1.21%	1.63%	1.67%	1.63%	1.46%
Portfolio turnover rate[e]	4%	5%	6%	7%	8%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$90.83	$73.63	$75.75	$68.33	$59.57	$41.61

Income from investment operations:
Net investment income[a]	0.58	1.01	0.78	0.40	0.26	0.23
Net realized and unrealized gain (loss)[b]	10.78	17.18	(2.14)	7.44	8.78	17.98

Total from investment operations	11.36	18.19	(1.36)	7.84	9.04	18.21

Less distributions from:
Net investment income	(0.56)	(0.99)	(0.76)	(0.42)	(0.28)	(0.25)

Total distributions	(0.56)	(0.99)	(0.76)	(0.42)	(0.28)	(0.25)

Net asset value, end of period	$101.63	$90.83	$73.63	$75.75	$68.33	$59.57

Total return	12.53%[c]	24.84%	(1.77)%	11.58%	15.24%	43.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,690,070	$3,946,472	$1,859,214	$1,692,952	$1,581,811	$1,420,740
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.18%	1.21%	1.08%	0.60%	0.42%	0.44%
Portfolio turnover rate[e]	5%	9%	5%	6%	8%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$29.34	$26.77	$21.91	$24.53	$20.37	$17.20

Income from investment operations:
Net investment income[a]	0.35	0.71	0.63	0.63	0.58	0.73
Net realized and unrealized gain (loss)[b]	1.11	2.66	4.89	(2.66)	4.30	3.17

Total from investment operations	1.46	3.37	5.52	(2.03)	4.88	3.90

Less distributions from:
Net investment income	(0.33)	(0.80)	(0.66)	(0.59)	(0.72)	(0.73)

Total distributions	(0.33)	(0.80)	(0.66)	(0.59)	(0.72)	(0.73)

Net asset value, end of period	$30.47	$29.34	$26.77	$21.91	$24.53	$20.37

Total return	5.01%[c]	12.81%	25.59%	(8.20)%	24.48%	23.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$594,100	$598,439	$547,534	$470,032	$686,835	$583,531
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	2.28%	2.54%	2.63%	2.81%	2.65%	3.90%
Portfolio turnover rate[e]	24%	53%	40%	25%	29%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$108.15	$102.50	$87.59	$82.42	$74.40	$61.49

Income from investment operations:
Net investment income[a]	1.64	3.28	3.10	2.93	2.89	2.72
Net realized and unrealized gain[b]	5.97	5.60	14.84	5.19	8.08	12.98

Total from investment operations	7.61	8.88	17.94	8.12	10.97	15.70

Less distributions from:
Net investment income	(1.64)	(3.23)	(3.03)	(2.95)	(2.95)	(2.79)

Total distributions	(1.64)	(3.23)	(3.03)	(2.95)	(2.95)	(2.79)

Net asset value, end of period	$114.12	$108.15	$102.50	$87.59	$82.42	$74.40

Total return	7.14%[c]	9.08%	21.00%	10.07%	15.18%	25.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$736,079	$740,802	$1,117,295	$652,579	$510,978	$468,726
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	3.04%	3.38%	3.41%	3.48%	3.79%	3.87%
Portfolio turnover rate[e]	2%	8%	5%	6%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$137.21	$110.07	$93.21	$99.71	$84.23	$56.23

Income from investment operations:
Net investment income[a]	0.49	1.24	1.09	1.23	0.99	0.93
Net realized and unrealized gain (loss)[b]	19.56	27.13	16.90	(6.45)	15.55	28.02

Total from investment operations	20.05	28.37	17.99	(5.22)	16.54	28.95

Less distributions from:
Net investment income	(0.54)	(1.23)	(1.13)	(1.26)	(1.06)	(0.95)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.54)	(1.23)	(1.13)	(1.28)	(1.06)	(0.95)

Net asset value, end of period	$156.72	$137.21	$110.07	$93.21	$99.71	$84.23

Total return	14.63%[c]	25.91%	19.51%	(5.13)%	19.89%	51.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,575,024	$857,587	$539,321	$512,635	$618,186	$547,498
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.66%	1.00%	1.13%	1.35%	1.16%	1.33%
Portfolio turnover rate[e]	20%	12%	12%	25%	8%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Telecommunications	Non-diversified
U.S. Utilities	Non-diversified
Transportation Average	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

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iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Dow Jones U.S.
Assets:
Common Stocks	$937,962,177	$—	$—	$937,962,177
Money Market Funds	26,879,323	—	—	26,879,323

	$964,841,500	$—	$—	$964,841,500

U.S. Energy
Assets:
Common Stocks	$1,052,794,524	$—	$—	$1,052,794,524
Money Market Funds	21,023,819	—	—	21,023,819

	$1,073,818,343	$—	$—	$1,073,818,343

U.S. Healthcare
Assets:
Common Stocks	$2,324,685,398	$—	$—	$2,324,685,398
Money Market Funds	66,615,330	—	—	66,615,330

	$2,391,300,728	$—	$—	$2,391,300,728

U.S. Technology
Assets:
Common Stocks	$4,686,062,934	$—	$—	$4,686,062,934
Money Market Funds	164,861,936	—	—	164,861,936

	$4,850,924,870	$—	$—	$4,850,924,870

U.S. Telecommunications
Assets:
Common Stocks	$592,319,958	$1,744,732	$—	$594,064,690
Money Market Funds	73,283,546	—	—	73,283,546

	$665,603,504	$1,744,732	$—	$667,348,236

U.S. Utilities
Assets:
Common Stocks	$734,888,002	$—	$—	$734,888,002
Money Market Funds	613,720	—	—	613,720

	$735,501,722	$—	$—	$735,501,722

Transportation Average
Assets:
Common Stocks	$1,574,422,618	$—	$—	$1,574,422,618
Money Market Funds	12,240,064	—	—	12,240,064

	$1,586,662,682	$—	$—	$1,586,662,682

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iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Dow Jones U.S.	$25,512,442	$25,512,442	$—
U.S. Energy	18,940,444	18,940,444	—
U.S. Healthcare	60,782,406	60,782,406	—
U.S. Technology	156,766,747	156,766,747	—
U.S. Telecommunications	70,328,128	70,328,128	—
U.S. Utilities	45,829	45,829	—
Transportation Average	11,153,928	11,153,928	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology, iShares U.S. Telecommunications, iShares U.S. Utilities and iShares Transportation Average ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.480%	First $10 billion
0.430	Over $10 billion, up to and including $20 billion
0.380	Over $20 billion, up to and including $30 billion
0.342	Over $30 billion[a]

[a]	Breakpoint level was added effective July 1, 2014.

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iSHARES® TRUST

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$32,194
U.S. Energy	79,016
U.S. Healthcare	147,005
U.S. Technology	242,412
U.S. Telecommunications	56,468
U.S. Utilities	26,838
Transportation Average	7,122

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	5,631	379	(438)	5,572	$1,900,665	$21,853	$55,085
PNC Financial Services Group Inc. (The)	23,934	1,594	(1,675)	23,853	2,060,661	23,642	48,308

					$3,961,326	$45,495	$103,393

U.S. Telecommunications
NII Holdings Inc.[a]	13,100,463	642,180	(13,742,643)	—	$—	$—	$(21,262,863)
NTELOS Holdings Corp.[a]	1,134,779	190,264	(732,827)	592,216	5,969,537	447,407	(2,311,955)

					$5,969,537	$447,407	$(23,574,818)

[a]	As of October 31, 2014, the Fund held less than 5% of the outstanding voting shares of the issuer.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$24,853,794	$25,566,183
U.S. Energy	65,943,838	69,949,843
U.S. Healthcare	103,239,101	114,310,102
U.S. Technology	193,956,149	191,993,506
U.S. Telecommunications	141,259,330	141,016,853
U.S. Utilities	20,527,255	21,967,603
Transportation Average	247,807,759	248,442,786

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iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$54,450,042	$62,639,120
U.S. Energy	654,112,063	1,919,353,833
U.S. Healthcare	1,224,906,971	1,947,351,505
U.S. Technology	1,381,982,233	1,112,150,847
U.S. Telecommunications	142,592,092	169,768,819
U.S. Utilities	1,243,093,436	1,245,880,527
Transportation Average	1,219,800,805	653,275,157

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares U.S. Energy ETF, iShares U.S. Healthcare ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF, iShares U.S. Utilities ETF and iShares Transportation Average ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$8,576,409	$—	$—	$12,857,723	$29,445,888	$2,653,096	$53,533,116
U.S. Energy	4,844,394	712,195	—	17,026,947	47,146,200	10,785,190	80,514,926
U.S. Healthcare	—	—	—	—	5,013,547	2,243,166	7,256,713
U.S. Technology	38,508,756	5,706,797	4,320,339	10,350,313	19,733,772	6,381,458	85,001,435
U.S. Telecommunications	7,086,465	3,799,540	—	37,556,483	109,926,562	30,701,158	189,070,208
U.S. Utilities	5,129,260	4,406,966	—	345,393	18,294,046	5,497,127	33,672,792
Transportation Average	19,294,122	781,024	—	10,444,516	3,834,866	4,851,034	39,205,562

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$696,855,133	$311,848,728	$(43,862,361)	$267,986,367
U.S. Energy	1,207,605,061	8,055,717	(141,842,435)	(133,786,718)
U.S. Healthcare	2,176,856,948	241,298,315	(26,854,535)	214,443,780
U.S. Technology	4,287,001,182	689,371,886	(125,448,198)	563,923,688
U.S. Telecommunications	657,259,321	46,650,127	(36,561,212)	10,088,915
U.S. Utilities	751,646,775	24,572,299	(40,717,352)	(16,145,053)
Transportation Average	1,491,090,537	108,468,965	(12,896,820)	95,572,145

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Dow Jones U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Energy ETF, iShares U.S. Healthcare ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF and iShares U.S. Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology

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to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares U.S. Energy ETF and iShares U.S. Healthcare ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons

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responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are

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fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Transportation Average ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the

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Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

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Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.795849	$—	$0.011760	$0.807609	99%	—%	1%	100%
U.S. Telecommunications	0.269627	—	0.064172	0.333799	81	—	19	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-41-1014

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
➢	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
➢	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
➢	iShares U.S. Financials ETF | IYF | NYSE Arca
➢	iShares U.S. Industrials ETF | IYJ | NYSE Arca
➢	iShares U.S. Financial Services ETF | IYG | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
➢	iShares MSCI USA ESG Select ETF | KLD | NYSE Arca
➢	iShares Cohen & Steers REIT ETF | ICF | NYSE Arca

Fund Performance Overview

iSHARES® U.S. BASIC MATERIALS ETF

Performance as of October 31, 2014

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic MaterialsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 0.68%, net of fees, while the total return for the Index was 0.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.35%	10.30%	10.83%	10.35%	10.30%	10.83%
5 Years	11.68%	11.67%	12.18%	73.72%	73.66%	77.67%
10 Years	8.07%	8.08%	8.58%	117.35%	117.41%	127.78%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.80	$2.18	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Chemicals	75.78%
Metals & Mining	17.81
Paper & Forest Products	4.38
Oil, Gas & Consumable Fuels	1.73
Electrical Equipment	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

E.I. du Pont de Nemours and Co.	9.67%
Monsanto Co.	9.22
Dow Chemical Co. (The)	8.47
LyondellBasell Industries NV Class A	5.95
Praxair Inc.	5.62
Ecolab Inc.	4.58
Freeport-McMoRan Inc.	4.53
PPG Industries Inc.	4.29
Air Products and Chemicals Inc.	3.95
International Paper Co.	3.30

TOTAL	59.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CONSUMER GOODS ETF

Performance as of October 31, 2014

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer GoodsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 6.39%, net of fees, while the total return for the Index was 6.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.34%	11.35%	11.84%	11.34%	11.35%	11.84%
5 Years	16.76%	16.77%	17.31%	117.00%	117.14%	122.20%
10 Years	10.08%	10.08%	10.60%	161.20%	161.37%	173.95%

Index performance through December 19, 2004 reflects the performance of the Dow Jones U.S. Consumer Non-Cyclical Sector IndexSM. Index performance beginning on December 20, 2004 reflects the performance of the Dow Jones U.S. Consumer Goods Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.90	$2.24	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Food, Beverage & Tobacco	48.72%
Household & Personal Products	19.25
Consumer Durables & Apparel	14.92
Automobiles & Components	12.35
Capital Goods	1.60
Software & Services	1.29
Retailing	1.27
Other**	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	11.52%
Coca-Cola Co. (The)	8.06
PepsiCo Inc.	7.07
Philip Morris International Inc.	6.78
Altria Group Inc.	4.68
Nike Inc. Class B	3.19
Mondelez International Inc. Class A	2.90
Colgate-Palmolive Co.	2.80
Ford Motor Co.	2.67
Kimberly-Clark Corp.	2.08

TOTAL	51.75%

*	Excludes money market funds.
**	Other includes sectors which individually represent less than 1% of net assets.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CONSUMER SERVICES ETF

Performance as of October 31, 2014

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer ServicesTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.98%, net of fees, while the total return for the Index was 8.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.69%	11.64%	12.17%	11.69%	11.64%	12.17%
5 Years	21.50%	21.51%	22.04%	164.82%	164.88%	170.74%
10 Years	9.60%	9.61%	10.05%	150.16%	150.30%	160.58%

Index performance through December 19, 2004 reflects the performance of the Dow Jones U.S. Consumer Cyclical Sector IndexSM. Index performance beginning on December 20, 2004 reflects the performance of the Dow Jones U.S. Consumer Services Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.80	$2.25	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Retailing	30.92%
Media	26.70
Food & Staples Retailing	15.02
Consumer Services	14.82
Transportation	4.92
Health Care Equipment & Services	3.71
Software & Services	2.55
Commercial & Professional Services	1.30
Technology Hardware & Equipment	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Walt Disney Co. (The)	5.14%
Comcast Corp. Class A	5.11
Home Depot Inc. (The)	4.68
Wal-Mart Stores Inc.	4.29
Amazon.com Inc.	4.13
CVS Health Corp.	3.54
McDonald’s Corp.	3.28
Time Warner Inc.	2.42
Twenty-First Century Fox Inc. Class A	2.31
Priceline Group Inc. (The)	2.26

TOTAL	37.16%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. FINANCIALS ETF

Performance as of October 31, 2014

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. FinancialsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 9.12%, net of fees, while the total return for the Index was 9.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.51%	16.38%	17.02%	16.51%	16.38%	17.02%
5 Years	13.49%	13.48%	13.98%	88.30%	88.18%	92.39%
10 Years	1.50%	1.51%	1.91%	16.07%	16.17%	20.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.20	$2.27	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Banks	31.61%
Diversified Financials	25.88
Real Estate	19.98
Insurance	16.87
Software & Services	5.41
Commercial & Professional Services	0.16
Media	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	6.57%
Wells Fargo & Co.	6.49
JPMorgan Chase & Co.	5.85
Bank of America Corp.	4.64
Citigroup Inc.	4.18
Visa Inc. Class A	3.06
MasterCard Inc. Class A	2.12
American Express Co.	2.08
Goldman Sachs Group Inc. (The)	2.00
U.S. Bancorp	1.98

TOTAL	38.97%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INDUSTRIALS ETF

Performance as of October 31, 2014

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. IndustrialsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 4.09%, net of fees, while the total return for the Index was 4.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.53%	12.48%	13.01%	12.53%	12.48%	13.01%
5 Years	18.64%	18.65%	19.19%	135.02%	135.12%	140.57%
10 Years	8.84%	8.84%	9.35%	133.28%	133.32%	144.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.90	$2.21	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Capital Goods	61.46%
Transportation	13.68
Software & Services	9.53
Commercial & Professional Services	5.46
Materials	4.70
Technology Hardware & Equipment	3.71
Pharmaceuticals, Biotechnology & Life Sciences	1.17
Utilities	0.21
Consumer Services	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

General Electric Co.	9.84%
Union Pacific Corp.	3.97
3M Co.	3.79
United Technologies Corp.	3.46
Boeing Co. (The)	3.18
Honeywell International Inc.	2.86
United Parcel Service Inc. Class B	2.80
Caterpillar Inc.	2.42
Lockheed Martin Corp.	1.95
Accenture PLC Class A	1.94

TOTAL	36.21%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. FINANCIAL SERVICES ETF

Performance as of October 31, 2014

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial ServicesTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 9.85%, net of fees, while the total return for the Index was 10.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.18%	17.07%	17.71%	17.18%	17.07%	17.71%
5 Years	12.24%	12.21%	12.75%	78.14%	77.92%	82.18%
10 Years	(0.10)%	(0.10)%	0.29%	(1.01)%	(0.96)%	2.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.50	$2.27	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Banks	56.03%
Diversified Financials	33.95
Software & Services	9.58
Insurance	0.38
Real Estate	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Wells Fargo & Co.	11.49%
JPMorgan Chase & Co.	10.36
Bank of America Corp.	8.22
Citigroup Inc.	7.39
Visa Inc. Class A	5.41
MasterCard Inc. Class A	3.76
American Express Co.	3.69
Goldman Sachs Group Inc. (The)	3.55
U.S. Bancorp	3.50
Morgan Stanley	2.44

TOTAL	59.81%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. REAL ESTATE ETF

Performance as of October 31, 2014

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real EstateTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 9.49%, net of fees, while the total return for the Index was 9.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.76%	17.66%	18.29%	17.76%	17.66%	18.29%
5 Years	17.52%	17.50%	18.13%	124.19%	123.98%	130.05%
10 Years	7.31%	7.31%	7.69%	102.45%	102.41%	109.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.90	$2.27	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Specialized REITs	20.12%
Retail REITs	19.31
Residential REITs	13.14
Health Care REITs	10.38
Office REITs	10.26
Diversified REITs	7.23
Mortgage REITs	6.24
Hotel & Resort REITs	5.76
Industrial REITs	3.31
Real Estate Services	2.69
Other**	1.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.09%
American Tower Corp.	4.92
Public Storage	3.41
Crown Castle International Corp.	3.32
Equity Residential	3.20
Health Care REIT Inc.	2.94
Prologis Inc.	2.66
Ventas Inc.	2.64
AvalonBay Communities Inc.	2.60
HCP Inc.	2.57

TOTAL	35.35%

*	Excludes money market funds.
**	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL ETF

Performance as of October 31, 2014

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.61%, net of fees, while the total return for the Index was 7.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.40%	15.31%	16.02%	15.40%	15.31%	16.02%
5 Years	15.45%	15.46%	16.04%	105.11%	105.21%	110.42%
Since Inception	6.68%	6.68%	7.22%	67.36%	67.34%	74.18%

The inception date of the Fund was 11/14/06. The first day of secondary market trading was 11/17/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.10	$2.62	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Information Technology	22.92%
Financials	15.74
Health Care	14.43
Consumer Discretionary	12.44
Consumer Staples	10.89
Industrials	9.75
Energy	5.10
Telecommunication Services	3.35
Materials	3.34
Utilities	2.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	3.23%
Verizon Communications Inc.	2.84
Gilead Sciences Inc.	2.35
Merck & Co. Inc.	2.31
Intel Corp.	2.31
Google Inc. Class C	2.19
Google Inc. Class A	2.18
International Business Machines Corp.	2.16
PepsiCo Inc.	1.99
Oracle Corp.	1.90

TOTAL	23.46%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT ETF

Performance as of October 31, 2014

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.32%, net of fees, while the total return for the Index was 7.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.38%	15.22%	15.98%	15.38%	15.22%	15.98%
5 Years	14.81%	14.83%	15.39%	99.46%	99.63%	104.58%
Since Inception	7.11%	7.11%	7.65%	95.62%	95.61%	105.43%

The inception date of the Fund was 1/24/05. The first day of secondary market trading was 1/28/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.20	$2.61	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Information Technology	21.32%
Financials	18.74
Health Care	12.45
Industrials	12.40
Consumer Discretionary	9.97
Consumer Staples	7.37
Materials	7.14
Energy	6.70
Utilities	3.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

NextEra Energy Inc.	3.91%
Microsoft Corp.	3.44
Apple Inc.	3.43
Marsh & McLennan Companies Inc.	3.21
3M Co.	3.15
American Express Co.	3.11
Northern Trust Corp.	2.94
Henry Schein Inc.	2.70
ACE Ltd.	2.70
Sigma-Aldrich Corp.	2.59

TOTAL	31.18%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® COHEN & STEERS REIT ETF

Performance as of October 31, 2014

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 11.33%, net of fees, while the total return for the Index was 11.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.63%	21.55%	22.11%	21.63%	21.55%	22.11%
5 Years	18.83%	18.81%	19.24%	136.93%	136.75%	141.01%
10 Years	8.09%	8.08%	8.44%	117.65%	117.56%	124.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,113.30	$1.86	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Retail REITs	26.84%
Residential REITs	19.79
Health Care REITs	16.37
Office REITs	15.21
Specialized REITs	6.91
Industrial REITs	5.38
Diversified REITs	4.94
Hotel & Resort REITs	4.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.85%
Public Storage	6.91
Equity Residential	6.51
Health Care REIT Inc.	5.96
Prologis Inc.	5.38
AvalonBay Communities Inc.	5.29
HCP Inc.	5.21
Ventas Inc.	5.20
Boston Properties Inc.	5.02
Vornado Realty Trust	4.93

TOTAL	58.26%

*	Excludes money market funds.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

CHEMICALS — 75.70%
Air Products and Chemicals Inc.	215,921	$29,075,922
Airgas Inc.	75,580	8,430,193
Albemarle Corp.	88,015	5,138,316
Ashland Inc.	80,790	8,730,975
Axiall Corp.	79,195	3,191,558
Cabot Corp.	72,601	3,370,864
Celanese Corp. Series A	174,882	10,270,820
CF Industries Holdings Inc.	55,941	14,544,660
Chemtura Corp.[a,b]	102,254	2,381,496
Cytec Industries Inc.	80,995	3,776,797
Dow Chemical Co. (The)	1,264,193	62,451,134
E.I. du Pont de Nemours and Co.	1,030,823	71,281,410
Eastman Chemical Co.	167,960	13,567,809
Ecolab Inc.	303,717	33,782,442
FMC Corp.	150,040	8,604,794
H.B. Fuller Co.	56,707	2,379,993
Huntsman Corp.	227,729	5,556,588
International Flavors & Fragrances Inc.	91,432	9,065,483
LyondellBasell Industries NV Class A	478,932	43,884,539
Minerals Technologies Inc.	38,913	2,985,016
Monsanto Co.	590,842	67,970,464
Mosaic Co. (The)	358,661	15,892,269
NewMarket Corp.	12,119	4,702,293
Olin Corp.	88,587	2,147,349
Platform Specialty Products Corp.[a,b]	109,206	2,839,356
PolyOne Corp.	103,797	3,841,527
PPG Industries Inc.	155,240	31,620,836
Praxair Inc.	328,908	41,439,119
Rockwood Holdings Inc.	80,146	6,164,029
RPM International Inc.	150,195	6,803,833
Sensient Technologies Corp.	54,403	3,219,569
Sigma-Aldrich Corp.	134,000	18,211,940
W.R. Grace & Co.[a,b]	84,339	7,978,469
Westlake Chemical Corp.	46,552	3,284,244

		558,586,106
ELECTRICAL EQUIPMENT — 0.30%
Polypore International Inc.[a]	50,413	2,214,139

		2,214,139
METALS & MINING — 17.80%
Alcoa Inc.	1,324,844	22,204,386

Security	Shares	Value

Allegheny Technologies Inc.	122,297	$4,017,457
Carpenter Technology Corp.	60,048	3,005,402
Cliffs Natural Resources Inc.[b]	172,746	1,939,938
Commercial Metals Co.	132,886	2,297,599
Compass Minerals International Inc.	37,726	3,232,364
Freeport-McMoRan Inc.	1,170,251	33,352,154
Newmont Mining Corp.	561,716	10,537,792
Nucor Corp.	359,102	19,413,054
Reliance Steel & Aluminum Co.	87,717	5,919,143
Royal Gold Inc.	73,282	4,188,066
Steel Dynamics Inc.	270,024	6,213,252
Stillwater Mining Co.[a,b]	135,366	1,777,356
TimkenSteel Corp.	42,869	1,739,624
United States Steel Corp.	163,611	6,550,984
US Silica Holdings Inc.	60,546	2,718,515
Worthington Industries Inc.	57,311	2,215,070

		131,322,156
OIL, GAS & CONSUMABLE FUELS — 1.73%
CONSOL Energy Inc.	259,313	9,542,718
Peabody Energy Corp.	305,202	3,183,257

		12,725,975
PAPER & FOREST PRODUCTS — 4.37%
Domtar Corp.	73,326	3,011,499
International Paper Co.	480,937	24,345,031
KapStone Paper and Packaging Corp.[a]	95,273	2,930,597
Resolute Forest Products Inc.[a]	106,784	1,981,911

		32,269,038

TOTAL COMMON STOCKS
(Cost: $834,714,534)		737,117,414

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	9,633,184	9,633,184
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	557,168	557,168

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2014

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,222,747	$1,222,747

		11,413,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,413,099)		11,413,099

TOTAL INVESTMENTS IN SECURITIES — 101.45%
(Cost: $846,127,633)		748,530,513
Other Assets, Less Liabilities — (1.45)%		(10,666,827)

NET ASSETS — 100.00%		$737,863,686

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AUTO COMPONENTS — 5.66%
Autoliv Inc.	24,675	$2,263,684
BorgWarner Inc.	60,780	3,465,676
Cooper Tire & Rubber Co.	15,914	512,590
Dana Holding Corp.	41,395	846,942
Delphi Automotive PLC	79,722	5,499,224
Gentex Corp.	38,907	1,273,815
Goodyear Tire & Rubber Co. (The)	73,232	1,774,411
Johnson Controls Inc.	177,101	8,368,022
Lear Corp.	21,335	1,973,488
Tenneco Inc.[a]	16,223	849,436
TRW Automotive Holdings Corp.[a]	29,606	3,000,568
Visteon Corp.[a]	11,694	1,098,067

		30,925,923
AUTOMOBILES — 6.67%
Ford Motor Co.	1,031,353	14,531,764
General Motors Co.	358,440	11,255,016
Harley-Davidson Inc.	57,857	3,801,205
Tesla Motors Inc.[a]	25,519	6,167,942
Thor Industries Inc.	12,323	651,763

		36,407,690
BEVERAGES — 18.98%
Brown-Forman Corp. Class B NVS	42,021	3,894,086
Coca-Cola Co. (The)	1,049,673	43,960,305
Coca-Cola Enterprises Inc.	60,002	2,601,087
Constellation Brands Inc. Class Aa	44,568	4,079,755
Dr Pepper Snapple Group Inc.	51,920	3,595,460
Molson Coors Brewing Co. Class B NVS	42,366	3,151,183
Monster Beverage Corp.[a,b]	38,253	3,858,963
PepsiCo Inc.	400,685	38,533,876

		103,674,715
CHEMICALS — 0.13%
Scotts Miracle-Gro Co. (The) Class A	11,877	703,594

		703,594
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Herman Miller Inc.	15,712	502,784
HNI Corp.	12,023	560,873

		1,063,657
DISTRIBUTORS — 1.27%
Genuine Parts Co.	40,725	3,953,583

Security	Shares	Value

LKQ Corp.[a]	80,229	$2,292,143
Pool Corp.	11,726	700,042

		6,945,768
DIVERSIFIED FINANCIAL SERVICES — 0.37%
Leucadia National Corp.	84,259	2,003,679

		2,003,679
FOOD PRODUCTS — 16.19%
Archer-Daniels-Midland Co.	171,655	8,067,785
B&G Foods Inc. Class A	14,223	419,010
Bunge Ltd.	38,819	3,441,304
Campbell Soup Co.	47,569	2,101,123
ConAgra Foods Inc.	112,377	3,860,150
Darling Ingredients Inc.[a,b]	43,625	767,800
Dean Foods Co.	24,699	363,322
Flowers Foods Inc.	49,021	931,399
General Mills Inc.	162,877	8,463,089
Hain Celestial Group Inc.[a,b]	13,392	1,449,684
Hershey Co. (The)	39,685	3,806,188
Hormel Foods Corp.	35,734	1,926,420
Ingredion Inc.	19,822	1,531,250
J.M. Smucker Co. (The)	27,046	2,812,784
Kellogg Co.	67,991	4,348,704
Keurig Green Mountain Inc.	32,393	4,915,638
Kraft Foods Group Inc.	157,948	8,900,370
Lancaster Colony Corp.	5,150	471,174
McCormick & Co. Inc. NVS	34,488	2,438,991
Mead Johnson Nutrition Co. Class A	53,781	5,340,991
Mondelez International Inc. Class A	448,309	15,807,375
Post Holdings Inc.[a]	11,905	446,438
TreeHouse Foods Inc.[a]	11,193	953,308
Tyson Foods Inc. Class A	77,950	3,145,282
WhiteWave Foods Co. (The) Class Aa	46,245	1,721,701

		88,431,280
HOUSEHOLD DURABLES — 4.46%
D.R. Horton Inc.	88,149	2,008,916
Harman International Industries Inc.	18,119	1,944,894
Jarden Corp.[a]	31,692	2,062,832
Leggett & Platt Inc.	36,502	1,437,449
Lennar Corp. Class A	47,267	2,036,262
Mohawk Industries Inc.[a]	16,452	2,336,842
Newell Rubbermaid Inc.	72,740	2,424,424
NVR Inc.[a,b]	1,061	1,302,462
PulteGroup Inc.	89,944	1,726,025

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2014

Security	Shares	Value

Ryland Group Inc. (The)	12,482	$446,980
Tempur Sealy International Inc.[a,b]	16,173	851,347
Toll Brothers Inc.[a,b]	43,045	1,375,288
Tupperware Brands Corp.	13,454	857,693
Whirlpool Corp.	20,756	3,571,070

		24,382,484
HOUSEHOLD PRODUCTS — 17.84%
Church & Dwight Co. Inc.	35,513	2,571,496
Clorox Co. (The)	34,283	3,411,158
Colgate-Palmolive Co.	228,294	15,268,303
Energizer Holdings Inc.	16,421	2,014,036
Kimberly-Clark Corp.	99,283	11,345,068
Procter & Gamble Co. (The)	720,018	62,835,971

		97,446,032
LEISURE EQUIPMENT & PRODUCTS — 1.49%
Brunswick Corp.	24,732	1,157,458
Hasbro Inc.	30,497	1,754,492
Mattel Inc.	89,956	2,794,933
Polaris Industries Inc.	16,124	2,432,467

		8,139,350
MACHINERY — 1.60%
Middleby Corp. (The)[a]	15,189	1,344,226
Snap-on Inc.	15,454	2,042,092
Stanley Black & Decker Inc.	41,570	3,892,615
WABCO Holdings Inc.[a]	14,785	1,439,763

		8,718,696
PERSONAL PRODUCTS — 1.37%
Avon Products Inc.	115,554	1,201,762
Estee Lauder Companies Inc. (The) Class A	59,824	4,497,568
Herbalife Ltd.[b]	18,068	947,847
Nu Skin Enterprises Inc. Class A	15,765	832,865

		7,480,042
SOFTWARE — 1.29%
Activision Blizzard Inc.	131,482	2,623,066
Electronic Arts Inc.[a]	83,203	3,408,827
Take-Two Interactive Software Inc.[a]	22,178	586,608
TiVo Inc.[a,b]	30,450	397,372

		7,015,873
TEXTILES, APPAREL & LUXURY GOODS — 8.94%
Carter’s Inc.	14,133	1,104,211
Coach Inc.	73,130	2,514,209
Deckers Outdoor Corp.[a,b]	9,219	806,294
Fossil Group Inc.[a]	12,386	1,259,161

Security	Shares	Value

Hanesbrands Inc.	26,461	$2,794,546
Iconix Brand Group Inc.[a,b]	12,843	513,848
Kate Spade & Co.[a]	33,801	917,021
Lululemon Athletica Inc.[a,b]	27,804	1,158,037
Michael Kors Holdings Ltd.[a]	54,580	4,289,442
Nike Inc. Class B	187,026	17,387,807
PVH Corp.	21,889	2,503,007
Ralph Lauren Corp.	16,118	2,656,891
SKECHERS U.S.A. Inc. Class Aa	10,763	589,274
Steven Madden Ltd.[a]	15,271	478,746
Under Armour Inc. Class Aa,b	44,177	2,897,128
VF Corp.	91,710	6,206,933
Wolverine World Wide Inc.	26,868	729,198

		48,805,753
TOBACCO — 13.46%
Altria Group Inc.	527,437	25,496,305
Lorillard Inc.	95,738	5,887,887
Philip Morris International Inc.	415,401	36,974,843
Reynolds American Inc.	81,941	5,154,908

		73,513,943

TOTAL COMMON STOCKS
(Cost: $466,916,080)		545,658,479

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	4,825,464	4,825,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	279,097	279,097
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	593,158	593,158

		5,697,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,697,719)		5,697,719

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $472,613,799)		551,356,198

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2014

Security	Shares	Value

SHORT POSITIONS[f] — (0.09)%

COMMON STOCKS — (0.09)%
Halyard Health Inc.[a]	(12,350)	$(468,903)

		(468,903)

TOTAL SHORT POSITIONS
(Proceeds: $468,903)		(468,903)
Other Assets, Less Liabilities — (0.87)%		(4,760,995)

NET ASSETS — 100.00%		$546,126,300

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 4.36%
Alaska Air Group Inc.	22,052	$1,173,828
American Airlines Group Inc.	117,852	4,873,180
Delta Air Lines Inc.	137,987	5,551,217
JetBlue Airways Corp.[a,b]	40,062	462,316
Southwest Airlines Co.	112,203	3,868,759
Spirit Airlines Inc.[a]	11,956	874,103
United Continental Holdings Inc.[a]	61,175	3,230,652

		20,034,055
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Copart Inc.[a]	18,542	620,044
KAR Auction Services Inc.	22,918	695,791
Rollins Inc.	10,415	331,926

		1,647,761
DIVERSIFIED CONSUMER SERVICES — 0.97%
Apollo Education Group Inc.[a]	15,960	457,413
DeVry Education Group Inc.	9,436	456,797
Graham Holdings Co. Class B	720	564,192
Grand Canyon Education Inc.[a]	7,718	369,692
H&R Block Inc.	44,965	1,452,819
Service Corp. International	34,523	755,018
Sotheby’s	10,048	398,504

		4,454,435
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Dolby Laboratories Inc. Class A	7,165	300,357

		300,357
FOOD & STAPLES RETAILING — 15.00%
Casey’s General Stores Inc.	6,283	514,389
Costco Wholesale Corp.	71,734	9,567,164
CVS Health Corp.	189,541	16,264,513
Kroger Co. (The)	80,090	4,461,814
Rite Aid Corp.[a]	148,963	782,056
Safeway Inc.	37,656	1,312,688
Sprouts Farmers Market Inc.[a,b]	17,420	507,096
Sysco Corp.	96,090	3,703,309
United Natural Foods Inc.[a,b]	8,075	549,261
Wal-Mart Stores Inc.	258,425	19,710,075
Walgreen Co.	144,030	9,249,607
Whole Foods Market Inc.	59,055	2,322,633

		68,944,605

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.70%
AmerisourceBergen Corp.	34,867	$2,977,990
Cardinal Health Inc.	55,120	4,325,818
Chemed Corp.	2,866	296,230
McKesson Corp.	37,909	7,711,070
Omnicare Inc.	15,996	1,065,174
VCA Inc.[a]	14,094	642,263

		17,018,545
HOTELS, RESTAURANTS & LEISURE — 13.83%
Bally Technologies Inc.[a]	6,264	503,626
Brinker International Inc.	10,612	569,228
Buffalo Wild Wings Inc.[a]	3,110	464,261
Carnival Corp.	73,765	2,961,665
Cheesecake Factory Inc. (The)	7,507	344,872
Chipotle Mexican Grill Inc.[a]	5,077	3,239,126
Choice Hotels International Inc.	5,737	306,929
Cracker Barrel Old Country Store Inc.	3,886	448,250
Darden Restaurants Inc.	21,633	1,120,157
Domino’s Pizza Inc.	9,010	799,998
Dunkin’ Brands Group Inc.	17,139	779,482
Hilton Worldwide Holdings Inc.[a]	49,957	1,260,915
Hyatt Hotels Corp. Class Aa,b	9,725	575,914
International Game Technology	40,453	663,025
Jack in the Box Inc.	6,379	453,164
Las Vegas Sands Corp.	60,677	3,777,750
Life Time Fitness Inc.[a,b]	5,880	327,928
Marriott International Inc. Class A	35,619	2,698,139
Marriott Vacations Worldwide Corp.	4,754	330,118
McDonald’s Corp.	160,702	15,062,598
MGM Resorts International[a]	58,510	1,360,357
Norwegian Cruise Line Holdings Ltd.[a,b]	15,110	589,290
Panera Bread Co. Class Aa	4,205	679,696
Royal Caribbean Cruises Ltd.	27,253	1,852,386
Six Flags Entertainment Corp.	14,653	590,516
Starbucks Corp.	122,941	9,289,422
Starwood Hotels & Resorts Worldwide Inc.	31,224	2,393,632
Vail Resorts Inc.	5,889	508,574
Wendy’s Co. (The)	44,972	360,675
Wyndham Worldwide Corp.	20,462	1,589,284
Wynn Resorts Ltd.	13,253	2,518,202
Yum! Brands Inc.	71,960	5,168,887

		63,588,066

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2014

Security	Shares	Value

INTERNET & CATALOG RETAIL — 8.80%
Amazon.com Inc.[a]	62,007	$18,940,658
Expedia Inc.	16,223	1,378,468
Groupon Inc.[a,b]	68,879	503,506
HSN Inc.	5,301	350,237
Liberty Interactive Corp. Series Aa	77,334	2,021,511
Liberty TripAdvisor Holdings Inc. Class Aa	11,306	357,044
Liberty Ventures Series Aa	22,759	798,841
Netflix Inc.[a]	9,834	3,862,500
Priceline Group Inc. (The)[a]	8,583	10,352,900
Shutterfly Inc.[a,b]	6,356	265,871
TripAdvisor Inc.[a]	18,207	1,614,233

		40,445,769
INTERNET SOFTWARE & SERVICES — 2.32%
Conversant Inc.[a]	9,850	347,212
eBay Inc.[a]	184,858	9,705,045
Yelp Inc.[a]	9,973	598,380

		10,650,637
IT SERVICES — 0.05%
Acxiom Corp.[a]	12,504	235,575

		235,575
MEDIA — 26.67%
AMC Networks Inc. Class Aa	9,679	587,031
Cablevision NY Group Class A	35,427	659,651
CBS Corp. Class B NVS	79,349	4,302,303
Charter Communications Inc. Class Aa	13,166	2,085,363
Cinemark Holdings Inc.	17,153	605,844
Comcast Corp. Class A	423,565	23,444,323
DIRECTV[a]	82,191	7,133,357
Discovery Communications Inc. Series Aa,b	24,326	859,924
Discovery Communications Inc. Series C NVS[a,b]	44,745	1,565,628
DISH Network Corp. Class Aa	34,635	2,204,518
DreamWorks Animation SKG Inc. Class Aa,b	11,631	259,139
Gannett Co. Inc.	36,883	1,161,814
Interpublic Group of Companies Inc. (The)	69,050	1,338,879
John Wiley & Sons Inc. Class A	7,696	449,369
Lamar Advertising Co. Class A	13,058	674,446
Liberty Global PLC Series Aa,b	35,086	1,595,360

Security	Shares	Value

Liberty Global PLC Series C NVS[a,b]	86,401	$3,842,252
Liberty Media Corp. Class Aa	16,223	779,028
Liberty Media Corp. Class Ca	32,513	1,558,348
Lions Gate Entertainment Corp.	13,285	440,132
Live Nation Entertainment Inc.[a]	23,635	614,510
Madison Square Garden Inc. Class Aa	9,813	743,433
Meredith Corp.	6,056	315,760
New York Times Co. (The) Class A	21,385	274,583
News Corp. Class A NVS[a]	81,472	1,261,187
Omnicom Group Inc.	41,066	2,951,003
Regal Entertainment Group Class A	12,970	287,286
Scripps Networks Interactive Inc. Class A	16,957	1,309,759
Sinclair Broadcast Group Inc. Class A	11,935	346,712
Sirius XM Holdings Inc.[a,b]	436,285	1,496,458
Starz Series Aa	13,840	427,656
Time Inc.[a,b]	17,812	402,373
Time Warner Cable Inc.	45,601	6,712,923
Time Warner Inc.	139,903	11,118,091
Twenty-First Century Fox Inc. Class A	308,246	10,628,322
Viacom Inc. Class B NVS	62,337	4,530,653
Walt Disney Co. (The)	258,450	23,617,161

		122,584,579
MULTILINE RETAIL — 4.61%
Big Lots Inc.	9,202	420,071
Dillard’s Inc. Class A	4,233	447,682
Dollar General Corp.[a]	49,679	3,113,383
Dollar Tree Inc.[a]	33,608	2,035,637
Family Dollar Stores Inc.	15,714	1,230,249
J.C. Penney Co. Inc.[a,b]	49,816	379,100
Kohl’s Corp.	33,548	1,818,973
Macy’s Inc.	57,853	3,345,060
Nordstrom Inc.	23,291	1,691,159
Sears Holdings Corp.[a,b]	8,173	285,401
Target Corp.	103,717	6,411,785

		21,178,500
PROFESSIONAL SERVICES — 0.94%
Dun & Bradstreet Corp. (The)	5,943	729,860
IHS Inc. Class Aa	11,125	1,457,709
Nielsen NV	49,726	2,112,857

		4,300,426

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2014

Security	Shares	Value

ROAD & RAIL — 0.55%
Avis Budget Group Inc.[a,b]	17,007	$948,140
Hertz Global Holdings Inc.[a]	73,190	1,604,325

		2,552,465
SOFTWARE — 0.18%
FactSet Research Systems Inc.	6,433	845,554

		845,554
SPECIALTY RETAIL — 17.47%
Aaron’s Inc.	10,537	260,896
Abercrombie & Fitch Co. Class A	11,667	390,611
Advance Auto Parts Inc.	11,920	1,751,763
American Eagle Outfitters Inc.	28,611	368,224
ANN INC.[a]	7,478	287,080
Asbury Automotive Group Inc.[a]	5,007	350,690
Ascena Retail Group Inc.[a]	21,417	266,642
AutoNation Inc.[a]	12,763	730,809
AutoZone Inc.[a]	5,329	2,949,708
Bed Bath & Beyond Inc.[a,b]	30,329	2,042,355
Best Buy Co. Inc.	47,405	1,618,407
Cabela’s Inc.[a,b]	7,785	373,836
CarMax Inc.[a,b]	35,831	2,003,311
Chico’s FAS Inc.	25,040	377,603
CST Brands Inc.	12,344	472,158
Dick’s Sporting Goods Inc.	16,231	736,401
DSW Inc. Class A	11,677	346,223
Foot Locker Inc.	23,495	1,315,955
GameStop Corp. Class A	18,417	787,511
Gap Inc. (The)	44,922	1,702,095
Genesco Inc.[a]	3,979	305,150
GNC Holdings Inc. Class A	14,719	611,869
Group 1 Automotive Inc.	3,525	301,141
Guess? Inc.	10,450	231,677
Home Depot Inc. (The)	220,275	21,481,218
L Brands Inc.	40,148	2,895,474
Lithia Motors Inc. Class A	3,765	292,239
Lowe’s Companies Inc.	161,548	9,240,546
Lumber Liquidators Holdings Inc.[a]	4,504	242,180
Men’s Wearhouse Inc. (The)	7,409	348,445
Murphy USA Inc.[a,b]	7,025	402,533
O’Reilly Automotive Inc.[a,b]	16,961	2,983,101
Office Depot Inc.[a]	79,459	414,776
PetSmart Inc.	16,309	1,179,956
Pier 1 Imports Inc.	15,486	199,769
Restoration Hardware Holdings Inc.[a]	5,870	471,478

Security	Shares	Value

Ross Stores Inc.	34,302	$2,768,857
Sally Beauty Holdings Inc.[a]	20,562	602,672
Signet Jewelers Ltd.	13,136	1,576,451
Staples Inc.	105,640	1,339,515
Tiffany & Co.	18,387	1,767,358
TJX Companies Inc. (The)	113,408	7,180,995
Tractor Supply Co.	22,499	1,647,377
Ulta Salon, Cosmetics & Fragrance Inc.[a]	10,514	1,270,196
Urban Outfitters Inc.[a,b]	16,648	505,433
Williams-Sonoma Inc.	14,332	932,010

		80,324,694

TOTAL COMMON STOCKS
(Cost: $419,099,799)		459,106,023

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	15,633,115	15,633,115
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	904,194	904,194
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	595,352	595,352

		17,132,661

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,132,661)		17,132,661

TOTAL INVESTMENTS IN SECURITIES — 103.60%
(Cost: $436,232,460)		476,238,684
Other Assets, Less Liabilities — (3.60)%		(16,528,438)

NET ASSETS — 100.00%		$459,710,246

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

CAPITAL MARKETS — 11.62%
Affiliated Managers Group Inc.[a]	18,005	$3,597,219
Ameriprise Financial Inc.	60,827	7,674,542
Bank of New York Mellon Corp. (The)	367,408	14,226,038
BlackRock Inc.[b]	40,961	13,972,207
Charles Schwab Corp. (The)	372,580	10,681,868
E*TRADE Financial Corp.[a]	93,389	2,082,575
Eaton Vance Corp. NVS	38,637	1,423,001
Federated Investors Inc. Class B	30,911	966,587
Financial Engines Inc.	16,862	672,288
Franklin Resources Inc.	127,982	7,117,079
Goldman Sachs Group Inc. (The)	132,961	25,261,260
Invesco Ltd.	140,208	5,674,218
Janus Capital Group Inc.	48,135	721,544
Legg Mason Inc.	33,166	1,724,632
LPL Financial Holdings Inc.	25,092	1,038,558
Morgan Stanley	497,027	17,371,094
Northern Trust Corp.	71,740	4,756,362
NorthStar Asset Management Group Inc.[a]	58,897	1,067,213
Raymond James Financial Inc.	40,883	2,294,763
SEI Investments Co.	42,591	1,646,568
State Street Corp.	137,561	10,380,353
Stifel Financial Corp.[a]	21,478	1,020,420
T. Rowe Price Group Inc.	85,461	7,015,493
TD Ameritrade Holding Corp.	88,574	2,988,487
Waddell & Reed Financial Inc. Class A	27,472	1,311,513

		146,685,882
COMMERCIAL BANKS — 30.83%
Associated Banc-Corp.	50,388	947,294
BancorpSouth Inc.	27,795	640,119
Bank of America Corp.	3,412,295	58,554,982
Bank of Hawaii Corp.	14,367	841,188
BankUnited Inc.	33,010	986,999
BB&T Corp.	233,737	8,853,958
BOK Financial Corp.	6,888	472,241
Cathay General Bancorp	24,306	641,921
CIT Group Inc.	60,399	2,955,323
Citigroup Inc.	983,783	52,661,904
City National Corp.	15,597	1,227,640
Comerica Inc.	58,825	2,808,306
Commerce Bancshares Inc.	25,651	1,160,964

Security	Shares	Value

Cullen/Frost Bankers Inc.	17,884	$1,445,206
East West Bancorp Inc.	46,847	1,722,096
F.N.B. Corp.	56,914	727,930
Fifth Third Bancorp	270,385	5,404,996
First Financial Bankshares Inc.	21,007	667,602
First Horizon National Corp.	76,395	982,440
First Niagara Financial Group Inc.	116,395	871,799
First Republic Bank	39,565	2,015,045
FirstMerit Corp.	54,390	998,057
Fulton Financial Corp.	60,673	720,795
Glacier Bancorp Inc.	24,434	701,011
Hancock Holding Co.	26,491	932,218
Huntington Bancshares Inc.	265,793	2,634,009
IBERIABANK Corp.	10,940	753,328
International Bancshares Corp.	19,126	542,605
Investors Bancorp Inc.	110,182	1,184,457
JPMorgan Chase & Co.	1,220,489	73,815,175
KeyCorp	285,544	3,769,181
M&T Bank Corp.[c]	42,782	5,227,105
MB Financial Inc.	21,103	665,800
PNC Financial Services Group Inc. (The)[b]	175,500	15,161,445
Popular Inc.[a,c]	33,540	1,069,255
PrivateBancorp Inc.	23,027	744,233
Prosperity Bancshares Inc.	19,656	1,187,026
Regions Financial Corp.	448,875	4,457,329
Signature Bank[a]	16,263	1,969,937
SunTrust Banks Inc.	172,502	6,751,728
Susquehanna Bancshares Inc.	61,459	602,913
SVB Financial Group[a]	16,559	1,854,442
Synovus Financial Corp.	45,201	1,146,297
TCF Financial Corp.	54,173	836,973
Texas Capital Bancshares Inc.[a]	14,096	861,970
Trustmark Corp.	22,264	541,683
U.S. Bancorp	584,742	24,910,009
UMB Financial Corp.	12,308	733,311
Umpqua Holdings Corp.	61,317	1,079,179
United Bankshares Inc.	20,728	710,556
Valley National Bancorp	71,171	710,287
Webster Financial Corp.	29,194	914,940
Wells Fargo & Co.	1,541,489	81,837,651
Wintrust Financial Corp.	15,242	706,009
Zions Bancorp	65,806	1,906,400

		389,227,267

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2014

Security	Shares	Value

CONSUMER FINANCE — 4.54%
Ally Financial Inc.[a]	30,967	$702,951
American Express Co.	292,073	26,271,966
Capital One Financial Corp.	182,243	15,084,253
Discover Financial Services	150,036	9,569,296
Navient Corp.	136,436	2,698,704
Santander Consumer USA Holdings Inc.	33,138	613,053
SLM Corp.	136,703	1,305,514
Synchrony Financial[a]	40,435	1,092,554

		57,338,291
DIVERSIFIED FINANCIAL SERVICES — 9.70%
Berkshire Hathaway Inc. Class Ba	591,546	82,911,087
CBOE Holdings Inc.	27,712	1,633,345
CME Group Inc.	102,588	8,597,900
FNFV Group[a]	30,004	403,254
Intercontinental Exchange Inc.	36,837	7,672,779
MarketAxess Holdings Inc.	12,211	789,441
McGraw Hill Financial Inc.	87,982	7,960,611
Moody’s Corp.	60,227	5,976,325
MSCI Inc. Class Ac	37,906	1,768,694
NASDAQ OMX Group Inc. (The)	38,544	1,667,414
PRA Group Inc.	16,367	1,035,213
Voya Financial Inc.	51,428	2,018,549

		122,434,612
INSURANCE — 16.85%
ACE Ltd.	109,020	11,915,886
Aflac Inc.	147,155	8,789,568
Alleghany Corp.[a]	5,336	2,370,678
Allied World Assurance Co. Holdings Ltd.	31,493	1,196,734
Allstate Corp. (The)	140,767	9,128,740
American Financial Group Inc.	24,480	1,464,638
American International Group Inc.	463,041	24,805,106
Aon PLC	94,374	8,116,164
Arch Capital Group Ltd.[a]	44,041	2,480,389
Arthur J. Gallagher & Co.	51,714	2,466,758
Aspen Insurance Holdings Ltd.	21,055	918,630
Assurant Inc.	23,223	1,584,273
Assured Guaranty Ltd.	55,065	1,270,900
Axis Capital Holdings Ltd.	34,356	1,653,898
Brown & Brown Inc.	38,669	1,231,994
Chubb Corp. (The)	78,088	7,758,824
Cincinnati Financial Corp.	47,920	2,418,522
CNO Financial Group Inc.	69,189	1,254,397

Security	Shares	Value

Endurance Specialty Holdings Ltd.	14,587	$845,317
Erie Indemnity Co. Class A	8,215	697,207
Everest Re Group Ltd.	14,794	2,524,596
First American Financial Corp.	34,805	1,055,288
FNF Group	90,056	2,687,271
Genworth Financial Inc. Class Aa	160,710	2,248,333
Hanover Insurance Group Inc. (The)	14,405	964,271
Hartford Financial Services Group Inc. (The)	145,120	5,743,850
HCC Insurance Holdings Inc.	32,646	1,703,795
Kemper Corp.	16,284	600,065
Lincoln National Corp.	84,986	4,653,833
Loews Corp.	99,244	4,327,038
Markel Corp.[a]	4,538	3,135,259
Marsh & McLennan Companies Inc.	176,807	9,612,997
Mercury General Corp.	11,382	604,612
MetLife Inc.	364,999	19,797,546
Old Republic International Corp.	78,515	1,159,666
PartnerRe Ltd.	16,207	1,874,988
Platinum Underwriters Holdings Ltd.	8,495	532,042
Primerica Inc.	17,664	903,514
Principal Financial Group Inc.	88,530	4,636,316
ProAssurance Corp.	19,001	888,867
Progressive Corp. (The)	175,182	4,626,557
Protective Life Corp.	25,513	1,777,746
Prudential Financial Inc.	149,385	13,226,548
Reinsurance Group of America Inc.	22,303	1,879,028
RenaissanceRe Holdings Ltd.[c]	13,130	1,356,723
RLI Corp.	12,138	601,923
StanCorp Financial Group Inc.	14,238	990,395
Symetra Financial Corp.	30,924	732,899
Torchmark Corp.	42,503	2,250,959
Travelers Companies Inc. (The)	110,099	11,097,979
Unum Group	82,894	2,773,633
Validus Holdings Ltd.	29,327	1,166,628
W.R. Berkley Corp.	33,214	1,711,849
White Mountains Insurance Group Ltd.	2,003	1,251,715
Willis Group Holdings PLC	58,035	2,352,158
XL Group PLC	86,383	2,926,656

		212,746,166
IT SERVICES — 5.40%
MasterCard Inc. Class A	319,405	26,750,169
Visa Inc. Class A	159,746	38,567,477
Western Union Co.	172,373	2,923,446

		68,241,092

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.31%
Alexandria Real Estate Equities Inc.	23,256	$1,930,248
American Campus Communities Inc.	33,929	1,332,392
American Capital Agency Corp.	114,764	2,609,733
American Homes 4 Rent Class A	44,912	787,307
American Realty Capital Properties Inc.	294,895	2,615,719
American Tower Corp.	128,633	12,541,718
Annaly Capital Management Inc.	308,252	3,517,155
Apartment Investment and Management Co. Class A	47,433	1,697,627
ARMOUR Residential REIT Inc.	117,444	465,078
AvalonBay Communities Inc.	42,583	6,636,135
BioMed Realty Trust Inc.	63,307	1,375,028
Boston Properties Inc.	49,623	6,289,715
Brandywine Realty Trust	57,527	887,642
Camden Property Trust	27,712	2,124,679
CBL & Associates Properties Inc.[c]	55,906	1,069,482
CBS Outdoor Americas Inc.	38,263	1,164,343
Chimera Investment Corp.	337,534	1,053,106
Colony Financial Inc.	35,651	794,304
Columbia Property Trust Inc.	40,262	1,015,810
Corporate Office Properties Trust	28,705	784,795
Corrections Corp. of America	37,563	1,381,567
Cousins Properties Inc.	66,875	870,044
Crown Castle International Corp.	108,428	8,470,395
CubeSmart	52,210	1,099,021
CYS Investments Inc.[c]	53,108	474,254
DCT Industrial Trust Inc.	107,878	924,514
DDR Corp.	97,418	1,767,163
DiamondRock Hospitality Co.	64,334	923,193
Digital Realty Trust Inc.	44,080	3,041,079
Douglas Emmett Inc.[c]	44,340	1,247,284
Duke Realty Corp.	111,321	2,110,646
DuPont Fabros Technology Inc.[c]	21,587	668,549
EastGroup Properties Inc.	10,216	703,474
EPR Properties	18,406	1,032,577
Equity Commonwealth	42,123	1,125,105
Equity Lifestyle Properties, Inc.	26,158	1,284,358
Equity Residential	117,410	8,167,040
Essex Property Trust Inc.[c]	20,579	4,152,019
Extra Space Storage Inc.	35,848	2,084,920
Federal Realty Investment Trust	21,964	2,894,855
Gaming and Leisure Properties Inc.	29,321	916,281
General Growth Properties Inc.	203,442	5,271,182
GEO Group Inc. (The)	23,352	932,679

Security	Shares	Value

Hatteras Financial Corp.	31,458	$598,960
HCP Inc.[c]	149,030	6,552,849
Health Care REIT Inc.	105,217	7,481,981
Healthcare Realty Trust Inc.	31,768	840,899
Healthcare Trust of America Inc. Class A	77,676	997,360
Highwoods Properties Inc.	29,549	1,266,766
Home Properties Inc.	18,687	1,201,761
Hospitality Properties Trust	49,066	1,452,844
Host Hotels & Resorts Inc.	245,252	5,716,824
Invesco Mortgage Capital Inc.	40,285	666,314
Iron Mountain Inc.	55,842	2,014,221
Kilroy Realty Corp.	27,067	1,833,519
Kimco Realty Corp.	133,711	3,336,089
Kite Realty Group Trust	27,088	701,308
LaSalle Hotel Properties	33,852	1,327,337
Lexington Realty Trust	67,198	736,490
Liberty Property Trust	47,979	1,668,230
Macerich Co. (The)	45,766	3,226,503
Mack-Cali Realty Corp.	27,221	509,849
Medical Properties Trust Inc.[c]	56,350	760,162
MFA Financial Inc.	120,548	1,010,192
Mid-America Apartment Communities Inc.	24,325	1,718,805
National Retail Properties Inc.[c]	40,847	1,557,088
NorthStar Realty Finance Corp.	72,738	1,351,472
Omega Healthcare Investors Inc.[c]	41,578	1,586,617
Pebblebrook Hotel Trust	22,042	938,989
Piedmont Office Realty Trust Inc. Class Ac	50,657	985,279
Plum Creek Timber Co. Inc.	57,614	2,362,750
Post Properties Inc.	17,538	981,076
Potlatch Corp.	13,260	583,307
Prologis Inc.	162,421	6,764,835
Public Storage	47,094	8,681,308
Rayonier Inc.	41,410	1,385,993
Realty Income Corp.[c]	72,415	3,333,262
Redwood Trust Inc.[c]	27,491	516,556
Regency Centers Corp.	30,038	1,823,307
Retail Properties of America Inc. Class A	77,236	1,211,833
RLJ Lodging Trust[c]	42,833	1,380,079
Ryman Hospitality Properties Inc.	16,607	819,555
Senior Housing Properties Trust	66,016	1,491,301
Simon Property Group Inc.	100,873	18,077,450

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2014

Security	Shares	Value

SL Green Realty Corp.	30,767	$3,559,742
Sovran Self Storage Inc.	10,766	916,079
Spirit Realty Capital Inc.	130,206	1,549,451
Starwood Property Trust Inc.	71,906	1,622,199
Strategic Hotels & Resorts Inc.[a]	80,418	1,033,371
Sun Communities Inc.[c]	14,368	832,913
Sunstone Hotel Investors Inc.	67,592	1,034,834
Tanger Factory Outlet Centers Inc.	30,893	1,105,043
Taubman Centers Inc.	20,428	1,553,549
Two Harbors Investment Corp.	118,420	1,199,595
UDR Inc.	81,590	2,466,466
Ventas Inc.	93,227	6,386,982
Vornado Realty Trust	56,715	6,209,158
Washington Prime Group Inc.	51,018	899,447
Washington Real Estate Investment Trust[c]	21,357	603,549
Weingarten Realty Investors[c]	36,576	1,325,880
Weyerhaeuser Co.	171,215	5,797,340
WP Carey Inc.	30,096	2,038,101

		243,819,234
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
Alexander & Baldwin Inc.	14,873	595,366
Altisource Portfolio Solutions SAa	5,193	387,710
CBRE Group Inc. Class Aa	90,754	2,904,128
Forest City Enterprises Inc. Class Aa	54,861	1,146,046
Howard Hughes Corp. (The)[a]	11,755	1,732,452
Jones Lang LaSalle Inc.	14,629	1,977,987
Realogy Holdings Corp.[a]	47,408	1,944,202
St. Joe Co. (The)[a,c]	33,649	644,378

		11,332,269
THRIFTS & MORTGAGE FINANCE — 0.75%
Capitol Federal Financial Inc.	43,330	555,057
Hudson City Bancorp Inc.	156,248	1,507,793
MGIC Investment Corp.[a]	109,173	973,823
New York Community Bancorp Inc.	143,456	2,288,123
Ocwen Financial Corp.[a,c]	37,151	875,278
People’s United Financial Inc.	100,473	1,468,915
Radian Group Inc.	61,927	1,043,470
Washington Federal Inc.	32,372	706,681

		9,419,140

TOTAL COMMON STOCKS
(Cost: $1,177,290,587)		1,261,243,953

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	18,094,825	$18,094,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	1,046,576	1,046,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,020,792	1,020,792

		20,162,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,162,193)		20,162,193

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $1,197,452,780)		1,281,406,146
Other Assets, Less Liabilities — (1.50)%		(18,878,250)

NET ASSETS — 100.00%		$1,262,527,896

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 20.24%
Alliant Techsystems Inc.	15,611	$1,825,862
B/E Aerospace Inc.[a]	51,458	3,831,048
Boeing Co. (The)	327,519	40,910,398
Curtiss-Wright Corp.	23,700	1,640,277
DigitalGlobe Inc.[a,b]	34,826	995,675
Esterline Technologies Corp.[a,b]	15,716	1,840,501
Exelis Inc.	92,639	1,653,606
General Dynamics Corp.	155,230	21,694,945
HEICO Corp.[b]	27,786	1,507,113
Hexcel Corp.[a,b]	47,372	1,984,413
Honeywell International Inc.	382,434	36,759,556
Huntington Ingalls Industries Inc.	23,824	2,521,056
L-3 Communications Holdings Inc.	42,145	5,118,932
Lockheed Martin Corp.	131,838	25,124,368
Moog Inc. Class Aa	20,877	1,597,925
Northrop Grumman Corp.	101,699	14,030,394
Precision Castparts Corp.	70,151	15,482,326
Raytheon Co.	151,870	15,776,256
Rockwell Collins Inc.	65,873	5,543,213
Spirit AeroSystems Holdings Inc. Class Aa	63,482	2,497,382
Teledyne Technologies Inc.[a]	18,420	1,908,865
Textron Inc.	136,618	5,673,745
TransDigm Group Inc.	24,206	4,527,248
Triumph Group Inc.	25,342	1,764,563
United Technologies Corp.	415,784	44,488,888
Vectrus Inc.[a]	5,734	140,139

		260,838,694
AIR FREIGHT & LOGISTICS — 5.23%
C.H. Robinson Worldwide Inc.	71,946	4,979,383
Expeditors International of Washington Inc.	95,571	4,077,059
FedEx Corp.	129,716	21,714,458
Hub Group Inc. Class Aa	16,626	603,358
United Parcel Service Inc. Class B	343,753	36,063,127

		67,437,385
BUILDING PRODUCTS — 1.38%
A.O. Smith Corp.	37,169	1,982,966
Allegion PLC	47,164	2,503,937
Armstrong World Industries Inc.[a]	22,249	1,077,297

Security	Shares	Value

Fortune Brands Home & Security Inc.	77,625	$3,357,281
Lennox International Inc.	21,981	1,954,551
Masco Corp.	174,543	3,852,164
Owens Corning	57,840	1,854,350
USG Corp.[a,b]	44,201	1,187,239

		17,769,785
CHEMICALS — 0.96%
Sherwin-Williams Co. (The)	40,576	9,314,626
Valspar Corp. (The)	37,367	3,070,073

		12,384,699
COMMERCIAL SERVICES & SUPPLIES — 3.73%
ADT Corp. (The)[b]	85,276	3,056,292
Cintas Corp.	47,308	3,464,838
Civeo Corp.	27,656	337,127
Clean Harbors Inc.[a,b]	27,185	1,349,191
Covanta Holding Corp.	64,558	1,424,795
Deluxe Corp.	24,586	1,494,829
MSA Safety Inc.	15,562	894,348
R.R. Donnelley & Sons Co.	97,593	1,702,998
Republic Services Inc.	123,411	4,738,982
Stericycle Inc.[a,b]	41,515	5,230,890
Tetra Tech Inc.	31,676	849,234
Tyco International Ltd.	216,969	9,314,479
United Stationers Inc.	18,778	784,357
Waste Connections Inc.	60,887	3,038,261
Waste Management Inc.	212,090	10,369,080

		48,049,701
CONSTRUCTION & ENGINEERING — 1.64%
AECOM Technology Corp.[a]	73,675	2,398,121
Chicago Bridge & Iron Co. NV	47,229	2,580,593
EMCOR Group Inc.	32,806	1,447,729
Fluor Corp.	76,933	5,103,735
Foster Wheeler AG	49,344	1,531,144
Jacobs Engineering Group Inc.[a]	65,287	3,097,868
KBR Inc.	71,395	1,362,217
Quanta Services Inc.[a]	106,116	3,616,433

		21,137,840
CONSTRUCTION MATERIALS — 0.74%
Eagle Materials Inc.	24,498	2,141,860
Martin Marietta Materials Inc.	30,137	3,523,618
Vulcan Materials Co.	64,057	3,952,958

		9,618,436

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 2.90%
AptarGroup Inc.	32,076	$1,996,410
Avery Dennison Corp.	46,071	2,158,426
Ball Corp.	67,807	4,368,805
Bemis Co. Inc.	49,129	1,889,993
Berry Plastics Group Inc.[a]	57,911	1,506,844
Crown Holdings Inc.[a]	67,878	3,253,393
Graphic Packaging Holding Co.[a]	160,117	1,942,219
Greif Inc. Class A	16,792	739,856
MeadWestvaco Corp.	82,500	3,644,025
Owens-Illinois Inc.[a]	80,087	2,063,842
Packaging Corp. of America	48,056	3,463,877
Rock-Tenn Co. Class A	69,694	3,564,848
Sealed Air Corp.	103,709	3,759,451
Silgan Holdings Inc.	21,128	1,038,652
Sonoco Products Co.	49,752	2,033,364

		37,424,005
ELECTRICAL EQUIPMENT — 5.25%
Acuity Brands Inc.	21,090	2,940,579
AMETEK Inc.	120,334	6,275,418
Babcock & Wilcox Co. (The)	52,997	1,515,714
Eaton Corp. PLC	232,672	15,912,438
Emerson Electric Co.	341,093	21,850,418
EnerSys	22,924	1,439,627
Generac Holdings Inc.[a]	33,731	1,529,364
Hubbell Inc. Class B	26,622	3,019,201
Regal Beloit Corp.	22,231	1,577,734
Rockwell Automation Inc.	67,393	7,571,604
Sensata Technologies Holding NVa,b	82,461	4,024,921

		67,657,018
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.71%
Amphenol Corp. Class A	153,478	7,762,917
Anixter International Inc.	13,360	1,137,871
Arrow Electronics Inc.[a]	48,481	2,756,630
Avnet Inc.	67,876	2,935,637
Belden Inc.	21,345	1,519,551
Cognex Corp.[a]	42,728	1,690,320
FEI Co.	20,365	1,716,362
FLIR Systems Inc.	69,542	2,331,743
IPG Photonics Corp.[a]	17,167	1,260,230
Itron Inc.[a]	19,314	751,894
Jabil Circuit Inc.	98,252	2,058,379
Knowles Corp.[a]	42,040	818,098

Security	Shares	Value

Littelfuse Inc.	11,013	$1,074,208
National Instruments Corp.	49,580	1,570,694
TE Connectivity Ltd.	200,113	12,232,908
Trimble Navigation Ltd.[a]	127,300	3,419,278
Vishay Intertechnology Inc.	67,361	910,047
Zebra Technologies Corp. Class Aa	24,925	1,838,219

		47,784,986
INDUSTRIAL CONGLOMERATES — 16.28%
3M Co.	316,672	48,694,653
Carlisle Companies Inc.	31,461	2,796,254
Danaher Corp.	297,898	23,950,999
General Electric Co.	4,903,921	126,570,201
Roper Industries Inc.	48,953	7,749,260

		209,761,367
INTERNET SOFTWARE & SERVICES — 1.10%
CoStar Group Inc.[a]	15,858	2,554,565
LinkedIn Corp. Class Aa	50,595	11,584,231

		14,138,796
IT SERVICES — 8.42%
Accenture PLC Class A	308,478	25,023,735
Alliance Data Systems Corp.[a]	27,138	7,689,552
Automatic Data Processing Inc.	235,086	19,225,333
Broadridge Financial Solutions Inc.	58,718	2,579,482
Convergys Corp.	49,400	996,398
CoreLogic Inc.[a]	44,829	1,406,286
Euronet Worldwide Inc.[a]	24,660	1,323,502
Fidelity National Information Services Inc.	139,628	8,152,879
Fiserv Inc.[a]	121,903	8,469,820
FleetCor Technologies Inc.[a]	36,924	5,559,277
Genpact Ltd.[a]	76,804	1,347,910
Global Payments Inc.	33,488	2,695,784
Jack Henry & Associates Inc.	40,474	2,421,155
MAXIMUS Inc.	32,945	1,596,515
NeuStar Inc. Class Aa,b	20,958	553,501
Paychex Inc.	159,924	7,506,833
Total System Services Inc.	80,857	2,732,158
WEX Inc.[a,b]	19,044	2,162,637
Xerox Corp.	530,417	7,043,938

		108,486,695
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Agilent Technologies Inc.	163,075	9,014,786

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2014

Security	Shares	Value

Mettler-Toledo International Inc.[a,b]	14,100	$3,644,427
PerkinElmer Inc.	54,939	2,385,451

		15,044,664
MACHINERY — 14.16%
Actuant Corp. Class A	34,069	1,079,647
AGCO Corp.	41,948	1,858,716
Allison Transmission Holdings Inc.	81,206	2,637,571
Caterpillar Inc.	306,828	31,115,427
CLARCOR Inc.	24,809	1,661,211
Colfax Corp.[a]	46,688	2,538,893
Crane Co.	23,986	1,495,527
Cummins Inc.	83,648	12,227,665
Deere & Co.	175,159	14,983,101
Donaldson Co. Inc.	65,238	2,712,596
Dover Corp.	81,412	6,467,369
Flowserve Corp.	66,835	4,544,112
Graco Inc.	29,440	2,311,040
Harsco Corp.	39,769	862,192
Hillenbrand Inc.	30,955	1,030,492
IDEX Corp.	39,224	2,938,270
Illinois Tool Works Inc.	178,345	16,238,312
Ingersoll-Rand PLC	130,907	8,197,396
ITT Corp.	45,013	2,028,286
Joy Global Inc.	48,133	2,533,240
Kennametal Inc.	38,698	1,494,130
Lincoln Electric Holdings Inc.	39,020	2,828,170
Manitowoc Co. Inc. (The)	36,828	767,495
Mueller Industries Inc.	27,995	908,718
Navistar International Corp.[a,b]	32,200	1,138,914
Nordson Corp.	28,843	2,207,932
Oshkosh Corp.	41,802	1,871,057
PACCAR Inc.	173,435	11,328,774
Pall Corp.	52,238	4,775,598
Parker-Hannifin Corp.	72,666	9,230,762
Pentair PLC	93,913	6,296,867
SPX Corp.	20,928	1,983,765
Terex Corp.	55,912	1,608,588
Timken Co. (The)	37,412	1,608,342
Toro Co. (The)	27,228	1,680,784
Trinity Industries Inc.	76,408	2,728,530
Valmont Industries Inc.[b]	12,725	1,732,763
Wabtec Corp.	47,215	4,074,654
Woodward Inc.	28,622	1,465,733

Security	Shares	Value

Xylem Inc.	89,307	$3,247,202

		182,439,841
MARINE — 0.24%
Kirby Corp.[a]	27,924	3,087,836

		3,087,836
MULTI-UTILITIES — 0.21%
MDU Resources Group Inc.	95,128	2,680,707

		2,680,707
PAPER & FOREST PRODUCTS — 0.08%
Louisiana-Pacific Corp.[a]	69,593	1,016,058

		1,016,058
PROFESSIONAL SERVICES — 1.72%
Advisory Board Co. (The)[a,b]	17,774	953,931
Corporate Executive Board Co. (The)	16,644	1,226,663
Equifax Inc.	59,356	4,495,623
FTI Consulting Inc.[a]	20,014	808,165
Manpowergroup Inc.	39,126	2,611,661
Robert Half International Inc.	67,353	3,689,597
Towers Watson & Co. Class A	34,310	3,784,050
Verisk Analytics Inc. Class Aa	73,157	4,561,339

		22,131,029
ROAD & RAIL — 8.18%
Con-way Inc.	28,395	1,231,491
CSX Corp.	488,594	17,408,604
Genesee & Wyoming Inc. Class Aa,b	25,075	2,412,215
J.B. Hunt Transport Services Inc.	45,106	3,598,106
Kansas City Southern Industries Inc.	53,951	6,624,643
Landstar System Inc.	21,928	1,622,891
Norfolk Southern Corp.	151,324	16,742,487
Old Dominion Freight Line Inc.[a]	33,409	2,434,514
Ryder System Inc.	26,046	2,304,290
Union Pacific Corp.	438,588	51,073,573

		105,452,814
TRADING COMPANIES & DISTRIBUTORS — 2.49%
Air Lease Corp.	46,879	1,715,303
Applied Industrial Technologies Inc.	20,407	996,066
Fastenal Co.[b]	133,463	5,877,710
GATX Corp.	22,023	1,396,258
HD Supply Holdings Inc.[a]	60,439	1,743,061
MRC Global Inc.[a]	50,428	1,060,501

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2014

Security	Shares	Value

MSC Industrial Direct Co. Inc. Class A	25,162	$2,037,367
NOW Inc.[a,b]	52,436	1,576,226
United Rentals Inc.[a]	46,900	5,161,814
W.W. Grainger Inc.	29,694	7,328,479
Watsco Inc.	13,358	1,357,440
WESCO International Inc.[a,b]	21,886	1,803,625

		32,053,850

TOTAL COMMON STOCKS
(Cost: $1,323,081,618)		1,286,396,206

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	23,352,025	23,352,025
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,350,644	1,350,644
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	989,414	989,414

		25,692,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,692,083)		25,692,083

TOTAL INVESTMENTS IN SECURITIES — 101.83%
(Cost: $1,348,773,701)		1,312,088,289
Other Assets, Less Liabilities — (1.82)%		(23,526,580)

NET ASSETS — 100.00%		$1,288,561,709

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

CAPITAL MARKETS — 20.58%
Affiliated Managers Group Inc.[a]	15,725	$3,141,698
Ameriprise Financial Inc.	52,906	6,675,150
Bank of New York Mellon Corp. (The)	319,541	12,372,628
BlackRock Inc.[b]	35,623	12,151,362
Charles Schwab Corp. (The)	323,964	9,288,048
E*TRADE Financial Corp.[a]	81,882	1,825,969
Eaton Vance Corp. NVS	33,910	1,248,905
Federated Investors Inc. Class B	27,413	857,205
Financial Engines Inc.	14,988	597,572
Franklin Resources Inc.	111,343	6,191,784
Goldman Sachs Group Inc. (The)	115,660	21,974,243
Invesco Ltd.	122,349	4,951,464
Janus Capital Group Inc.	42,362	635,006
Legg Mason Inc.	28,886	1,502,072
LPL Financial Holdings Inc.	22,123	915,671
Morgan Stanley	432,375	15,111,506
Northern Trust Corp.	62,637	4,152,833
NorthStar Asset Management Group Inc.[a]	51,559	934,249
Raymond James Financial Inc.	35,613	1,998,958
SEI Investments Co.	37,115	1,434,866
State Street Corp.	119,642	9,028,185
Stifel Financial Corp.[a]	18,840	895,088
T. Rowe Price Group Inc.	74,357	6,103,966
TD Ameritrade Holding Corp.	77,433	2,612,589
Waddell & Reed Financial Inc. Class A	24,122	1,151,584

		127,752,601
COMMERCIAL BANKS — 54.59%
Associated Banc-Corp.	44,504	836,675
BancorpSouth Inc.	24,778	570,637
Bank of America Corp.	2,967,518	50,922,609
Bank of Hawaii Corp.	12,626	739,252
BankUnited Inc.	28,918	864,648
BB&T Corp.	203,307	7,701,269
BOK Financial Corp.	6,263	429,391
Cathay General Bancorp	21,101	557,278
CIT Group Inc.	52,562	2,571,859
Citigroup Inc.	855,568	45,798,555
City National Corp.	13,699	1,078,248
Comerica Inc.	51,206	2,444,575
Commerce Bancshares Inc.	22,568	1,021,428
Cullen/Frost Bankers Inc.	15,651	1,264,757

Security	Shares	Value

East West Bancorp Inc.	40,738	$1,497,529
F.N.B. Corp.	50,131	641,176
Fifth Third Bancorp	235,904	4,715,721
First Financial Bankshares Inc.	18,536	589,074
First Horizon National Corp.	68,083	875,547
First Niagara Financial Group Inc.	101,531	760,467
First Republic Bank	34,476	1,755,863
FirstMerit Corp.	47,462	870,928
Fulton Financial Corp.	53,537	636,020
Glacier Bancorp Inc.	21,236	609,261
Hancock Holding Co.	23,399	823,411
Huntington Bancshares Inc.	231,407	2,293,243
IBERIABANK Corp.	9,641	663,879
International Bancshares Corp.	16,939	480,560
Investors Bancorp Inc.	96,440	1,036,730
JPMorgan Chase & Co.	1,061,359	64,190,992
KeyCorp	248,197	3,276,201
M&T Bank Corp.	37,323	4,560,124
MB Financial Inc.	18,013	568,310
PNC Financial Services Group Inc. (The)[b]	152,637	13,186,311
Popular Inc.[a]	29,667	945,784
PrivateBancorp Inc.	20,288	655,708
Prosperity Bancshares Inc.	17,180	1,037,500
Regions Financial Corp.	390,009	3,872,789
Signature Bank[a]	14,257	1,726,951
SunTrust Banks Inc.	150,079	5,874,092
Susquehanna Bancshares Inc.	53,115	521,058
SVB Financial Group[a]	14,374	1,609,744
Synovus Financial Corp.	39,467	1,000,883
TCF Financial Corp.	47,972	741,167
Texas Capital Bancshares Inc.[a]	12,423	759,667
Trustmark Corp.	19,604	476,965
U.S. Bancorp	508,640	21,668,064
UMB Financial Corp.	10,698	637,387
Umpqua Holdings Corp.	53,577	942,955
United Bankshares Inc.	18,385	630,238
Valley National Bancorp	61,935	618,111
Webster Financial Corp.	25,948	813,210
Wells Fargo & Co.	1,340,498	71,167,039
Wintrust Financial Corp.	13,210	611,887
Zions Bancorp	57,458	1,664,558

		338,808,285
CONSUMER FINANCE — 8.04%
Ally Financial Inc.[a]	27,252	618,620

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2014

Security	Shares	Value

American Express Co.	254,060	$22,852,697
Capital One Financial Corp.	158,500	13,119,045
Discover Financial Services	130,490	8,322,652
Navient Corp.	118,815	2,350,161
Santander Consumer USA Holdings Inc.	29,251	541,144
SLM Corp.	119,779	1,143,890
Synchrony Financial[a]	35,458	958,075

		49,906,284
DIVERSIFIED FINANCIAL SERVICES — 5.27%
CBOE Holdings Inc.	24,332	1,434,128
CME Group Inc.	89,254	7,480,378
FNFV Group[a]	26,142	351,348
Intercontinental Exchange Inc.	32,062	6,678,194
MarketAxess Holdings Inc.	10,746	694,729
McGraw Hill Financial Inc.	76,562	6,927,330
Moody’s Corp.	52,552	5,214,735
MSCI Inc. Class A	33,010	1,540,247
NASDAQ OMX Group Inc. (The)	33,457	1,447,350
PRA Group Inc.[a]	14,258	901,818

		32,670,257
INSURANCE — 0.38%
FNF Group	78,429	2,340,321

		2,340,321
IT SERVICES — 9.56%
MasterCard Inc. Class A	277,846	23,269,603
Visa Inc. Class A	138,938	33,543,801
Western Union Co.	150,029	2,544,492

		59,357,896
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
Altisource Portfolio Solutions SAa,c	4,699	350,827

		350,827
THRIFTS & MORTGAGE FINANCE — 1.33%
Capitol Federal Financial Inc.	37,294	477,736
Hudson City Bancorp Inc.	136,402	1,316,279
MGIC Investment Corp.[a]	97,271	867,658
New York Community Bancorp Inc.	125,490	2,001,566
Ocwen Financial Corp.[a,c]	32,747	771,519
People’s United Financial Inc.	87,837	1,284,177
Radian Group Inc.	54,886	924,829
Washington Federal Inc.	28,746	627,525

		8,271,289

TOTAL COMMON STOCKS
(Cost: $546,655,801)		619,457,760

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	494,558	$494,558
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	28,604	28,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,155,705	1,155,705

		1,678,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,678,867)		1,678,867

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $548,334,668)		621,136,627
Other Assets, Less Liabilities — (0.08)%		(477,495)

NET ASSETS — 100.00%		$620,659,132

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.03%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.43%
Alexander & Baldwin Inc.	301,758	$12,079,373
St. Joe Co. (The)[a,b]	512,867	9,821,403

		21,900,776
DIVERSIFIED REITS — 7.24%
American Realty Capital Properties Inc.	5,919,009	52,501,610
Cousins Properties Inc.	1,360,735	17,703,162
Duke Realty Corp.	2,236,166	42,397,707
Lexington Realty Trust[b]	1,356,369	14,865,804
Liberty Property Trust[b]	971,137	33,766,434
Spirit Realty Capital Inc.	2,600,656	30,947,807
Vornado Realty Trust	1,138,802	124,676,043
Washington Real Estate Investment Trust[b]	434,547	12,280,298
WP Carey Inc.	604,890	40,963,151

		370,102,016
HEALTH CARE REITS — 10.38%
HCP Inc.[b]	2,993,540	131,625,954
Health Care REIT Inc.	2,113,639	150,300,869
Healthcare Realty Trust Inc.[b]	634,790	16,802,891
Healthcare Trust of America Inc. Class Ab	1,577,786	20,258,772
Medical Properties Trust Inc.[b]	1,128,950	15,229,536
Omega Healthcare Investors Inc.[b]	829,743	31,662,993
Senior Housing Properties Trust	1,328,878	30,019,354
Ventas Inc.[b]	1,970,743	135,015,603

		530,915,972
HOTEL & RESORT REITS — 5.76%
DiamondRock Hospitality Co.[b]	1,290,994	18,525,764
Hospitality Properties Trust[b]	974,137	28,844,196
Host Hotels & Resorts Inc.[b]	4,940,202	115,156,109
LaSalle Hotel Properties[b]	684,351	26,833,403
Pebblebrook Hotel Trust[b]	447,732	19,073,383
RLJ Lodging Trust[b]	868,753	27,991,222
Ryman Hospitality Properties Inc.[b]	333,243	16,445,542
Strategic Hotels & Resorts Inc.[a,b]	1,630,940	20,957,579
Sunstone Hotel Investors Inc.[b]	1,356,413	20,766,683

		294,593,881
INDUSTRIAL REITS — 3.31%
DCT Industrial Trust Inc.[b]	2,199,214	18,847,264
EastGroup Properties Inc.[b]	209,302	14,412,536
Prologis Inc.	3,261,959	135,860,592

		169,120,392

Security	Shares	Value

MORTGAGE REITS — 6.24%
American Capital Agency Corp.	2,308,654	$52,498,792
Annaly Capital Management Inc.	6,193,017	70,662,324
ARMOUR Residential REIT Inc.[b]	2,381,746	9,431,714
Chimera Investment Corp.	6,685,595	20,859,057
Colony Financial Inc.	720,904	16,061,741
CYS Investments Inc.[b]	1,080,253	9,646,659
Hatteras Financial Corp.	642,952	12,241,806
Invesco Mortgage Capital Inc.[b]	818,216	13,533,293
MFA Financial Inc.[b]	2,393,921	20,061,058
NorthStar Realty Finance Corp.[b]	1,461,461	27,153,945
Redwood Trust Inc.[b]	546,208	10,263,248
Starwood Property Trust Inc.[b]	1,451,278	32,740,832
Two Harbors Investment Corp.	2,381,343	24,123,005

		319,277,474
OFFICE REITS — 10.26%
Alexandria Real Estate Equities Inc.	470,466	39,048,678
BioMed Realty Trust Inc.	1,279,956	27,800,644
Boston Properties Inc.	998,956	126,617,673
Brandywine Realty Trust	1,160,829	17,911,592
Columbia Property Trust Inc.	815,888	20,584,854
Corporate Office Properties Trust[b]	578,545	15,817,420
Digital Realty Trust Inc.[b]	885,050	61,059,600
Douglas Emmett Inc.[b]	893,480	25,133,593
DuPont Fabros Technology Inc.[b]	425,179	13,167,794
Equity Commonwealth	848,009	22,650,320
Highwoods Properties Inc.[b]	594,962	25,506,021
Kilroy Realty Corp.	545,772	36,970,595
Mack-Cali Realty Corp.	558,543	10,461,510
Piedmont Office Realty Trust Inc. Class Ab	1,011,077	19,665,448
SL Green Realty Corp.[b]	541,329	62,631,765

		525,027,507
REAL ESTATE DEVELOPMENT — 0.68%
Howard Hughes Corp. (The)[a]	236,775	34,895,899

		34,895,899
REAL ESTATE OPERATING COMPANIES — 0.45%
Forest City Enterprises Inc. Class Aa	1,106,261	23,109,792

		23,109,792
REAL ESTATE SERVICES — 2.69%
CBRE Group Inc. Class Aa,b	1,825,342	58,410,944
Jones Lang LaSalle Inc.	293,857	39,732,405
Realogy Holdings Corp.[a,b]	958,604	39,312,350

		137,455,699

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

RESIDENTIAL REITS — 13.15%
American Campus Communities Inc.[b]	690,243	$27,105,842
American Homes 4 Rent Class A	914,955	16,039,161
Apartment Investment and Management Co. Class A	959,196	34,329,625
AvalonBay Communities Inc.[b]	853,938	133,077,698
Camden Property Trust[b]	560,843	42,999,833
Equity Lifestyle Properties, Inc.	524,811	25,768,220
Equity Residential[b]	2,354,600	163,785,976
Essex Property Trust Inc.[b]	414,755	83,680,969
Home Properties Inc.[b]	375,509	24,148,984
Mid-America Apartment Communities Inc.[b]	493,532	34,872,971
Post Properties Inc.	359,134	20,089,956
Sun Communities Inc.[b]	289,426	16,778,025
UDR Inc.	1,645,829	49,753,411

		672,430,671
RETAIL REITS — 19.32%
CBL & Associates Properties Inc.[b]	1,123,497	21,492,498
DDR Corp.[b]	1,958,325	35,524,016
Federal Realty Investment Trust[b]	443,028	58,391,090
General Growth Properties Inc.[b]	4,096,591	106,142,673
Kimco Realty Corp.[b]	2,675,450	66,752,477
Kite Realty Group Trust[b]	550,479	14,251,901
Macerich Co. (The)[b]	920,012	64,860,846
National Retail Properties Inc.[b]	820,994	31,296,291
Realty Income Corp.[b]	1,455,503	66,996,803
Regency Centers Corp.	605,985	36,783,289
Retail Properties of America Inc. Class A	1,542,092	24,195,423
Simon Property Group Inc.[b]	2,024,737	362,853,118
Tanger Factory Outlet Centers Inc.[b]	631,986	22,606,139
Taubman Centers Inc.	411,734	31,312,371
Washington Prime Group Inc.[b]	1,010,030	17,806,829
Weingarten Realty Investors[b]	739,370	26,802,163

		988,067,927
SPECIALIZED REITS — 20.12%
American Tower Corp.	2,581,953	251,740,417
CBS Outdoor Americas Inc.	788,360	23,989,795
Corrections Corp. of America	759,425	27,931,652
Crown Castle International Corp.[b]	2,176,875	170,057,475
CubeSmart[b]	1,051,758	22,139,506
EPR Properties[b]	368,883	20,694,336

Security	Shares	Value

Extra Space Storage Inc.[b]	722,372	$42,013,156
Gaming and Leisure Properties Inc.	455,057	14,220,531
GEO Group Inc. (The)	476,727	19,040,476
Iron Mountain Inc.[b]	1,123,223	40,514,654
Plum Creek Timber Co. Inc.	1,159,805	47,563,603
Potlatch Corp.	266,756	11,734,596
Public Storage	945,647	174,320,568
Rayonier Inc.	832,252	27,855,474
Sovran Self Storage Inc.[b]	219,531	18,679,893
Weyerhaeuser Co.[b]	3,447,716	116,739,664

		1,029,235,796

TOTAL COMMON STOCKS
(Cost: $5,096,339,568)		5,116,133,802

SHORT-TERM INVESTMENTS — 8.66%

MONEY MARKET FUNDS — 8.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	413,268,832	413,268,832
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	23,902,807	23,902,807
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,935,017	5,935,017

		443,106,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,106,656)		443,106,656

TOTAL INVESTMENTS IN SECURITIES — 108.69%
(Cost: $5,539,446,224)		5,559,240,458
Other Assets, Less Liabilities — (8.69)%		(444,687,599)

NET ASSETS — 100.00%		$5,114,552,859

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 0.01%
American Science and Engineering Inc.	403	$22,286

		22,286
AIR FREIGHT & LOGISTICS — 1.27%
C.H. Robinson Worldwide Inc.	7,681	531,602
Echo Global Logistics Inc.[a,b]	903	23,595
Expeditors International of Washington Inc.	10,190	434,705
United Parcel Service Inc. Class B	36,504	3,829,635

		4,819,537
AIRLINES — 0.08%
Southwest Airlines Co.	8,995	310,148

		310,148
AUTO COMPONENTS — 0.72%
Autoliv Inc.	4,836	443,655
BorgWarner Inc.	11,828	674,433
Johnson Controls Inc.	34,378	1,624,360

		2,742,448
AUTOMOBILES — 0.48%
Harley-Davidson Inc.	11,280	741,096
Tesla Motors Inc.[a,b]	4,498	1,087,167

		1,828,263
BEVERAGES — 2.13%
Coca-Cola Enterprises Inc.	12,331	534,549
PepsiCo Inc.	78,371	7,536,939

		8,071,488
BIOTECHNOLOGY — 5.47%
Amgen Inc.	39,133	6,346,590
Biogen Idec Inc.[a]	12,262	3,937,083
Cepheid Inc.[a,b]	3,557	188,557
Gilead Sciences Inc.[a]	79,387	8,891,344
Vertex Pharmaceuticals Inc.[a,b]	12,219	1,376,348

		20,739,922
BUILDING PRODUCTS — 0.21%
A.O. Smith Corp.	4,000	213,400
Builders FirstSource Inc.[a]	2,709	16,064
Masco Corp.	18,477	407,788
Owens Corning	5,452	174,791

		812,043
CAPITAL MARKETS — 3.70%
Ameriprise Financial Inc.	9,826	1,239,746

Security	Shares	Value

Bank of New York Mellon Corp. (The)	59,000	$2,284,480
BlackRock Inc.[c]	6,906	2,355,706
Charles Schwab Corp. (The)	60,442	1,732,872
Franklin Resources Inc.	21,080	1,172,259
Invesco Ltd.	22,384	905,880
Legg Mason Inc.	5,396	280,592
Northern Trust Corp.	11,625	770,738
State Street Corp.	22,293	1,682,230
T. Rowe Price Group Inc.	13,598	1,116,260
TD Ameritrade Holding Corp.	14,265	481,301

		14,022,064
CHEMICALS — 2.48%
Air Products and Chemicals Inc.	10,989	1,479,779
Albemarle Corp.	4,074	237,840
Eastman Chemical Co.	7,814	631,215
Ecolab Inc.	13,984	1,555,440
H.B. Fuller Co.	2,565	107,653
International Flavors & Fragrances Inc.	4,213	417,719
Minerals Technologies Inc.	1,764	135,317
Mosaic Co. (The)	16,713	740,553
Praxair Inc.	15,160	1,910,008
Sherwin-Williams Co. (The)	4,369	1,002,948
Sigma-Aldrich Corp.	6,123	832,177
Valspar Corp. (The)	4,158	341,621

		9,392,270
COMMERCIAL BANKS — 2.49%
Bank of Hawaii Corp.	2,284	133,728
Cathay General Bancorp	3,875	102,339
CIT Group Inc.	10,015	490,034
Comerica Inc.	9,334	445,605
Heartland Financial USA Inc.	818	21,759
International Bancshares Corp.	3,001	85,138
KeyCorp	45,586	601,735
M&T Bank Corp.	6,122	747,986
Old National Bancorp	5,927	86,238
PNC Financial Services Group Inc. (The)[c]	27,632	2,387,128
Popular Inc.[a]	5,300	168,964
U.S. Bancorp	93,827	3,997,030
Umpqua Holdings Corp.	10,031	176,546

		9,444,230

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.29%
ACCO Brands Corp.[a]	5,829	$47,973
Copart Inc.[a]	5,805	194,119
Deluxe Corp.	2,585	157,168
HNI Corp.	2,306	107,575
Interface Inc.	3,412	54,694
Knoll Inc.	2,481	49,347
R.R. Donnelley & Sons Co.	10,416	181,759
Steelcase Inc. Class A	4,663	82,628
Team Inc.[a]	990	41,719
Tetra Tech Inc.	3,329	89,251
United Stationers Inc.	2,031	84,835

		1,091,068
COMMUNICATIONS EQUIPMENT — 3.79%
Black Box Corp.	892	19,615
Calix Inc.[a]	1,941	20,982
Cisco Systems Inc.	264,809	6,479,876
Digi International Inc.[a]	1,434	11,874
Motorola Solutions Inc.	11,836	763,422
Oplink Communications Inc.	1,023	21,330
Plantronics Inc.	2,204	114,321
Polycom Inc.[a]	7,015	91,756
QUALCOMM Inc.	87,253	6,850,233

		14,373,409
COMPUTERS & PERIPHERALS — 1.78%
EMC Corp.	105,856	3,041,243
Hewlett-Packard Co.	97,963	3,514,912
Lexmark International Inc. Class A	3,097	133,666
Silicon Graphics International Corp.[a,b]	1,689	14,661
Super Micro Computer Inc.[a]	1,784	57,017

		6,761,499
CONSTRUCTION & ENGINEERING — 0.22%
AECOM Technology Corp.[a,b]	7,354	239,373
EMCOR Group Inc.	3,430	151,366
Granite Construction Inc.	1,896	69,981
Quanta Services Inc.[a]	11,070	377,266

		837,986
CONSUMER FINANCE — 1.17%
American Express Co.	49,249	4,429,948

		4,429,948
CONTAINERS & PACKAGING — 0.54%
Avery Dennison Corp.	4,921	230,549
Ball Corp.	6,844	440,959

Security	Shares	Value

MeadWestvaco Corp.	8,687	$383,705
Rock-Tenn Co. Class A	7,432	380,147
Sealed Air Corp.	10,619	384,939
Sonoco Products Co.	5,242	214,240

		2,034,539
DISTRIBUTORS — 0.36%
Genuine Parts Co.	7,946	771,398
LKQ Corp.[a]	15,611	446,006
Pool Corp.	2,307	137,728
Weyco Group Inc.	322	10,030

		1,365,162
DIVERSIFIED CONSUMER SERVICES — 0.04%
DeVry Education Group Inc.	2,922	141,454

		141,454
DIVERSIFIED FINANCIAL SERVICES — 0.71%
CME Group Inc.	16,507	1,383,451
Intercontinental Exchange Inc.	5,948	1,238,909
PHH Corp.[a,b]	2,791	66,119

		2,688,479
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.29%
CenturyLink Inc.	29,623	1,228,762
Cincinnati Bell Inc.[a]	10,165	37,306
Level 3 Communications Inc.[a,b]	9,207	431,900
Verizon Communications Inc.	214,076	10,757,319

		12,455,287
ELECTRIC UTILITIES — 0.41%
ITC Holdings Corp.	8,202	324,881
MGE Energy Inc.	1,778	79,068
Northeast Utilities	16,346	806,675
Pepco Holdings Inc.	13,020	355,967

		1,566,591
ELECTRICAL EQUIPMENT — 0.21%
Rockwell Automation Inc.	7,163	804,763

		804,763
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
Corning Inc.	67,730	1,383,724
Flextronics International Ltd.[a]	30,226	324,023
Itron Inc.[a]	2,008	78,171
Kemet Corp.[a]	2,509	12,043

		1,797,961
ENERGY EQUIPMENT & SERVICES — 1.00%
Baker Hughes Inc.	22,483	1,190,700

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

FMC Technologies Inc.[a]	12,177	$682,399
Geospace Technologies Corp.[a]	690	21,245
National Oilwell Varco Inc.	22,115	1,606,433
Nobel Corp. PLC	13,201	276,165

		3,776,942
FOOD & STAPLES RETAILING — 0.66%
Safeway Inc.	11,947	416,473
Sysco Corp.	30,254	1,165,989
United Natural Foods Inc.[a,b]	2,542	172,907
Whole Foods Market Inc.	18,940	744,910

		2,500,279
FOOD PRODUCTS — 2.87%
Bunge Ltd.	7,621	675,602
Campbell Soup Co.	10,495	463,564
Darling Ingredients Inc.[a]	8,421	148,210
General Mills Inc.	31,802	1,652,432
Hain Celestial Group Inc.[a,b]	2,606	282,100
J.M. Smucker Co. (The)	5,364	557,856
Kellogg Co.	13,932	891,091
Keurig Green Mountain Inc.	6,302	956,328
Kraft Foods Group Inc.	30,810	1,736,143
McCormick & Co. Inc. NVS	6,099	431,321
Mondelez International Inc. Class A	87,455	3,083,663

		10,878,310
GAS UTILITIES — 0.27%
New Jersey Resources Corp.	2,159	126,258
Northwest Natural Gas Co.	1,390	65,233
Piedmont Natural Gas Co.	3,986	151,508
Questar Corp.	8,976	216,411
UGI Corp.	8,962	337,778
WGL Holdings Inc.	2,658	124,926

		1,022,114
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
Becton, Dickinson and Co.	9,992	1,285,970
DENTSPLY International Inc.	7,372	374,276
Edwards Lifesciences Corp.[a]	5,446	658,530
Hologic Inc.[a]	11,447	299,797
IDEXX Laboratories Inc.[a]	2,644	374,576
Medtronic Inc.	51,642	3,519,919
Varian Medical Systems Inc.[a]	5,377	452,313

		6,965,381
HEALTH CARE PROVIDERS & SERVICES — 1.73%
AmerisourceBergen Corp.	11,660	995,881
Cardinal Health Inc.	17,561	1,378,187

Security	Shares	Value

Cigna Corp.	13,907	$1,384,720
Henry Schein Inc.[a]	4,419	530,413
Humana Inc.	8,011	1,112,327
Laboratory Corp. of America Holdings[a]	4,372	477,816
Molina Healthcare Inc.[a,b]	1,531	74,468
MWI Veterinary Supply Inc.[a,b]	660	111,972
Patterson Companies Inc.	4,328	186,580
Select Medical Holdings Corp.	4,294	61,919
Team Health Holdings Inc.[a,b]	3,591	224,581

		6,538,864
HEALTH CARE TECHNOLOGY — 0.27%
Cerner Corp.[a]	15,989	1,012,743

		1,012,743
HOTELS, RESTAURANTS & LEISURE — 2.63%
Choice Hotels International Inc.	1,652	88,382
Darden Restaurants Inc.	6,833	353,813
Jack in the Box Inc.	2,069	146,982
Marriott International Inc. Class A	12,090	915,817
McDonald’s Corp.	51,094	4,789,041
Royal Caribbean Cruises Ltd.	8,618	585,765
Starbucks Corp.	38,923	2,941,022
Vail Resorts Inc.	1,851	159,852

		9,980,674
HOUSEHOLD DURABLES — 0.34%
CSS Industries Inc.	517	14,766
Ethan Allen Interiors Inc.	1,334	37,752
La-Z-Boy Inc.	2,683	61,333
Meritage Homes Corp.[a]	1,903	70,011
Mohawk Industries Inc.[a]	3,202	454,812
Newell Rubbermaid Inc.	14,296	476,486
Tupperware Brands Corp.	2,582	164,603

		1,279,763
HOUSEHOLD PRODUCTS — 4.92%
Clorox Co. (The)	6,659	662,570
Colgate-Palmolive Co.	47,327	3,165,230
Energizer Holdings Inc.	3,172	389,046
Kimberly-Clark Corp.	19,493	2,227,465
Procter & Gamble Co. (The)	139,885	12,207,764

		18,652,075
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	815	23,594

		23,594

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.30%
3M Co.	32,130	$4,940,630

		4,940,630
INSURANCE — 2.91%
ACE Ltd.	17,475	1,910,017
Aflac Inc.	23,499	1,403,595
Chubb Corp. (The)	12,627	1,254,619
Hartford Financial Services Group Inc. (The)	23,273	921,145
Marsh & McLennan Companies Inc.	28,445	1,546,555
PartnerRe Ltd.	2,341	270,830
Principal Financial Group Inc.	15,245	798,381
Progressive Corp. (The)	28,991	765,652
Travelers Companies Inc. (The)	17,936	1,807,949
Willis Group Holdings PLC	8,260	334,778

		11,013,521
INTERNET & CATALOG RETAIL — 0.51%
Blue Nile Inc.[a]	654	23,217
HSN Inc.	1,771	117,010
Netflix Inc.[a]	2,949	1,158,279
NutriSystem Inc.	1,399	23,559
Shutterfly Inc.[a,b]	1,959	81,945
TripAdvisor Inc.[a,b]	6,045	535,950

		1,939,960
INTERNET SOFTWARE & SERVICES — 4.97%
Google Inc. Class Aa	14,561	8,268,755
Google Inc. Class Ca	14,819	8,285,006
Yahoo! Inc.[a]	49,474	2,278,278

		18,832,039
IT SERVICES — 3.74%
Accenture PLC Class A	32,741	2,655,950
Cognizant Technology Solutions Corp. Class Aa	31,485	1,538,042
Convergys Corp.	5,165	104,178
FleetCor Technologies Inc.[a]	3,862	581,463
International Business Machines Corp.	49,708	8,171,995
Teradata Corp.[a,b]	8,160	345,331
Xerox Corp.	57,245	760,214

		14,157,173
LEISURE EQUIPMENT & PRODUCTS — 0.28%
Callaway Golf Co.	4,087	32,042
Mattel Inc.	17,600	546,832

Security	Shares	Value

Polaris Industries Inc.	3,238	$488,485

		1,067,359
LIFE SCIENCES TOOLS & SERVICES — 1.23%
Affymetrix Inc.[a]	3,946	35,553
Agilent Technologies Inc.	17,263	954,299
Bio-Techne Corp.	1,892	172,267
Fluidigm Corp.[a]	1,462	42,398
Mettler-Toledo International Inc.[a]	1,507	389,514
PAREXEL International Corp.[a]	2,902	157,608
Thermo Fisher Scientific Inc.	20,636	2,426,174
Waters Corp.[a]	4,365	483,642

		4,661,455
MACHINERY — 3.70%
AGCO Corp.	4,562	202,142
Caterpillar Inc.	30,662	3,109,433
CLARCOR Inc.	2,585	173,092
Cummins Inc.	9,041	1,321,613
Deere & Co.	17,883	1,529,712
Dover Corp.	8,617	684,535
Graco Inc.	3,120	244,920
Illinois Tool Works Inc.	20,286	1,847,040
Ingersoll-Rand PLC	13,968	874,676
Lincoln Electric Holdings Inc.	3,944	285,861
Meritor Inc.[a]	4,760	54,692
Middleby Corp. (The)[a]	2,943	260,456
Nordson Corp.	3,131	239,678
Pall Corp.	5,678	519,083
Parker-Hannifin Corp.	7,706	978,893
Snap-on Inc.	3,017	398,666
Tennant Co.	901	66,431
Timken Co. (The)	3,805	163,577
WABCO Holdings Inc.[a]	2,987	290,874
Wabtec Corp.	4,989	430,551
Xylem Inc.	9,466	344,184

		14,020,109
MEDIA — 2.53%
Charter Communications Inc. Class Aa	3,919	620,730
Discovery Communications Inc. Series Aa	7,645	270,251
Discovery Communications Inc. Series C NVS[a]	15,205	532,023
DreamWorks Animation SKG Inc. Class Aa,b	3,539	78,849

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

John Wiley & Sons Inc. Class A	2,409	$140,661
Liberty Global PLC Series Aa	11,104	504,899
Liberty Global PLC Series C NVS[a]	27,590	1,226,927
New York Times Co. (The) Class Ab	6,889	88,455
Scholastic Corp.	1,391	48,421
Scripps Networks Interactive Inc. Class A	4,205	324,794
Time Warner Cable Inc.	14,383	2,117,321
Time Warner Inc.	45,597	3,623,594

		9,576,925
METALS & MINING — 0.28%
Compass Minerals International Inc.	1,717	147,113
Nucor Corp.	16,476	890,692
Schnitzer Steel Industries Inc. Class A	1,348	31,745

		1,069,550
MULTI-UTILITIES — 1.22%
Avista Corp.	3,082	109,257
CenterPoint Energy Inc.	21,117	518,423
CMS Energy Corp.	13,937	455,322
Consolidated Edison Inc.	15,153	960,094
Integrys Energy Group Inc.	4,099	297,915
MDU Resources Group Inc.	9,412	265,230
NiSource Inc.	16,289	685,115
Sempra Energy	12,065	1,327,150

		4,618,506
MULTILINE RETAIL — 0.30%
Kohl’s Corp.	10,793	585,197
Nordstrom Inc.	7,351	533,756

		1,118,953
OIL, GAS & CONSUMABLE FUELS — 4.10%
Clean Energy Fuels Corp.[a,b]	3,784	27,661
Denbury Resources Inc.	18,247	226,263
Devon Energy Corp.	20,068	1,204,080
Energen Corp.	3,723	252,047
Energy XXI (Bermuda) Ltd.	4,304	33,098
EOG Resources Inc.	28,266	2,686,683
EQT Corp.	7,853	738,496
Hess Corp.	14,585	1,236,954
Marathon Petroleum Corp.	14,938	1,357,864
Noble Energy Inc.	18,685	1,076,817
ONEOK Inc.	10,755	633,900
Phillips 66	29,275	2,298,088
Pioneer Natural Resources Co.	7,405	1,399,989

Security	Shares	Value

QEP Resources Inc.	8,870	$222,371
Southwestern Energy Co.[a]	18,265	593,795
Spectra Energy Corp.	34,716	1,358,437
Ultra Petroleum Corp.[a,b]	7,849	178,957

		15,525,500
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,322	136,434
Wausau Paper Corp.	2,265	22,401

		158,835
PERSONAL PRODUCTS — 0.30%
Avon Products Inc.	22,586	234,894
Estee Lauder Companies Inc. (The) Class A	12,082	908,325

		1,143,219
PHARMACEUTICALS — 3.88%
Bristol-Myers Squibb Co.	85,663	4,984,730
Merck & Co. Inc.	151,070	8,752,996
VIVUS Inc.[a,b]	4,765	16,153
Zoetis Inc.	25,933	963,670

		14,717,549
PROFESSIONAL SERVICES — 0.49%
CBIZ Inc.[a,b]	2,244	20,712
Corporate Executive Board Co. (The)	1,723	126,985
Dun & Bradstreet Corp. (The)	1,898	233,093
Exponent Inc.	670	53,480
Heidrick & Struggles International Inc.	926	19,279
ICF International Inc.[a]	912	33,142
IHS Inc. Class Aa	3,525	461,881
Kelly Services Inc. Class A	1,481	26,110
Manpowergroup Inc.	4,139	276,278
Navigant Consulting Inc.[a]	2,516	38,721
On Assignment Inc.[a]	2,546	74,089
Resources Connection Inc.	2,001	30,956
Robert Half International Inc.	7,143	391,294
RPX Corp.[a]	2,287	32,132
TrueBlue Inc.[a]	2,107	52,085

		1,870,237
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.33%
American Tower Corp.	20,429	1,991,828
AvalonBay Communities Inc.	6,708	1,045,375
Boston Properties Inc.	7,919	1,003,733
Corporate Office Properties Trust	4,480	122,483

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

Digital Realty Trust Inc.[b]	7,005	$483,275
Duke Realty Corp.	17,036	323,003
Equity Residential[b]	17,737	1,233,786
Federal Realty Investment Trust	3,481	458,796
HCP Inc.[b]	23,705	1,042,309
Host Hotels & Resorts Inc.[b]	39,160	912,820
Iron Mountain Inc.	8,484	306,018
Liberty Property Trust	7,679	266,999
Macerich Co. (The)	7,278	513,099
Plum Creek Timber Co. Inc.	9,197	377,169
Potlatch Corp.	2,079	91,455
Prologis Inc.	25,853	1,076,777
Simon Property Group Inc.	16,064	2,878,829
UDR Inc.	13,054	394,622
Vornado Realty Trust	8,727	955,432
Weyerhaeuser Co.	27,241	922,380

		16,400,188
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.26%
CBRE Group Inc. Class Aa	15,470	495,040
Forest City Enterprises Inc. Class Aa	7,831	163,590
Jones Lang LaSalle Inc.	2,319	313,552

		972,182
ROAD & RAIL — 1.32%
ArcBest Corp.	1,298	50,233
Avis Budget Group Inc.[a]	5,402	301,162
CSX Corp.	51,959	1,851,299
Genesee & Wyoming Inc. Class Aa	2,666	256,469
Hertz Global Holdings Inc.[a,b]	23,174	507,974
Norfolk Southern Corp.	16,026	1,773,117
Ryder System Inc.	2,737	242,142

		4,982,396
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.11%
Advanced Micro Devices Inc.[a,b]	33,454	93,671
Analog Devices Inc.	16,257	806,672
Applied Materials Inc.	63,015	1,392,001
Intel Corp.	257,334	8,751,929
Lam Research Corp.	8,388	653,090
Microchip Technology Inc.	10,359	446,577
NVIDIA Corp.	28,875	564,218
SunPower Corp.[a,b]	2,361	75,174
Texas Instruments Inc.	55,818	2,771,922

		15,555,254

Security	Shares	Value

SOFTWARE — 4.03%
Adobe Systems Inc.[a]	24,464	$1,715,416
Advent Software Inc.	2,260	78,106
Autodesk Inc.[a]	11,771	677,303
CA Inc.	17,212	500,181
Compuware Corp.	11,457	116,288
Covisint Corp.[a]	1,537	4,443
FactSet Research Systems Inc.	2,084	273,921
Intuit Inc.	13,956	1,228,267
NetSuite Inc.[a,b]	1,742	189,286
Oracle Corp.	184,397	7,200,703
Salesforce.com Inc.[a]	30,183	1,931,410
Symantec Corp.	35,785	888,184
Workday Inc. Class Aa,b	4,921	469,857

		15,273,365
SPECIALTY RETAIL — 2.28%
ANN INC.[a,b]	2,476	95,054
Bed Bath & Beyond Inc.[a]	10,557	710,908
Best Buy Co. Inc.	15,317	522,922
Brown Shoe Co. Inc.	2,103	55,919
Buckle Inc. (The)[b]	1,487	73,354
CarMax Inc.[a,b]	11,349	634,523
Foot Locker Inc.	7,520	421,195
GameStop Corp. Class A	5,936	253,823
Gap Inc. (The)	12,712	481,658
Men’s Wearhouse Inc. (The)	2,067	97,211
New York & Co. Inc.[a]	1,834	5,997
Office Depot Inc.[a]	25,921	135,308
PetSmart Inc.	4,878	352,923
Pier 1 Imports Inc.	4,606	59,417
Signet Jewelers Ltd.	3,976	477,160
Staples Inc.	33,505	424,844
Tiffany & Co.	6,678	641,889
TJX Companies Inc. (The)	36,229	2,294,020
Tractor Supply Co.	7,127	521,839
Ulta Salon, Cosmetics & Fragrance Inc.[a]	3,136	378,860

		8,638,824
TEXTILES, APPAREL & LUXURY GOODS — 1.95%
Columbia Sportswear Co.	1,420	54,727
Deckers Outdoor Corp.[a,b]	1,775	155,242
Hanesbrands Inc.	5,151	543,997
Michael Kors Holdings Ltd.[a]	10,633	835,647
Nike Inc. Class B	36,219	3,367,280
Oxford Industries Inc.	756	46,305

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2014

Security	Shares	Value

PVH Corp.	4,256	$486,674
Under Armour Inc. Class Aa	8,552	560,840
VF Corp.	17,816	1,205,787
Wolverine World Wide Inc.	5,167	140,232

		7,396,731
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp Inc.	22,970	366,371
People’s United Financial Inc.	15,901	232,473

		598,844
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Air Lease Corp.	4,958	181,413
Applied Industrial Technologies Inc.	2,043	99,719
Fastenal Co.	14,585	642,323
H&E Equipment Services Inc.	1,664	62,217
United Rentals Inc.[a]	5,032	553,822
W.W. Grainger Inc.	3,175	783,590

		2,323,084
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	3,488	61,912

		61,912
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	9,259	494,153

		494,153
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Sprint Corp.[a]	40,346	239,252

		239,252

TOTAL COMMON STOCKS
(Cost: $296,271,838)		378,551,289

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	7,960,990	7,960,990
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	460,451	460,451
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	577,583	577,583

		8,999,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,999,024)		8,999,024

Value

TOTAL INVESTMENTS IN SECURITIES — 102.28%
(Cost: $305,270,862)	$387,550,313
Other Assets, Less Liabilities — (2.28)%	(8,638,293)

NET ASSETS — 100.00%	$378,912,020

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.67%
Rockwell Collins Inc.	57,161	$4,810,098

		4,810,098
AIR FREIGHT & LOGISTICS — 0.71%
Expeditors International of Washington Inc.	48,285	2,059,838

		2,059,838
AUTO COMPONENTS — 0.28%
Johnson Controls Inc.	17,338	819,221

		819,221
AUTOMOBILES — 0.61%
Tesla Motors Inc.[a,b]	7,336	1,773,111

		1,773,111
BEVERAGES — 2.02%
Coca-Cola Enterprises Inc.	134,762	5,841,933

		5,841,933
BIOTECHNOLOGY — 1.69%
Gilead Sciences Inc.[a]	34,437	3,856,944
Vertex Pharmaceuticals Inc.[a]	8,975	1,010,944

		4,867,888
BUILDING PRODUCTS — 0.60%
Masco Corp.	78,456	1,731,524

		1,731,524
CAPITAL MARKETS — 4.40%
BlackRock Inc.[c]	6,238	2,127,844
Franklin Resources Inc.	9,791	544,477
Legg Mason Inc.	7,596	394,992
Northern Trust Corp.	127,867	8,477,582
State Street Corp.	15,273	1,152,501

		12,697,396
CHEMICALS — 4.88%
Ecolab Inc.	59,582	6,627,306
Sigma-Aldrich Corp.	55,007	7,476,001

		14,103,307
COMMERCIAL BANKS — 0.60%
M&T Bank Corp.	14,159	1,729,947

		1,729,947
COMMUNICATIONS EQUIPMENT — 1.72%
Cisco Systems Inc.	153,546	3,757,271
Motorola Solutions Inc.	18,762	1,210,149

		4,967,420

Security	Shares	Value

COMPUTERS & PERIPHERALS — 4.85%
Apple Inc.	91,635	$9,896,580
EMC Corp.	49,956	1,435,236
Hewlett-Packard Co.	74,271	2,664,843

		13,996,659
CONSUMER FINANCE — 3.11%
American Express Co.	99,888	8,984,926

		8,984,926
CONTAINERS & PACKAGING — 2.25%
Ball Corp.	101,096	6,513,615

		6,513,615
DISTRIBUTORS — 0.21%
LKQ Corp.[a]	20,859	595,942

		595,942
ELECTRIC UTILITIES — 3.90%
NextEra Energy Inc.	112,517	11,276,454

		11,276,454
ELECTRICAL EQUIPMENT — 2.42%
Eaton Corp. PLC	102,143	6,985,560

		6,985,560
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Corning Inc.	29,280	598,190
Flextronics International Ltd.[a]	40,490	434,053

		1,032,243
ENERGY EQUIPMENT & SERVICES — 0.66%
FMC Technologies Inc.[a,b]	29,347	1,644,606
National Oilwell Varco Inc.	3,419	248,356

		1,892,962
FOOD & STAPLES RETAILING — 0.45%
Whole Foods Market Inc.	32,849	1,291,951

		1,291,951
FOOD PRODUCTS — 2.51%
Bunge Ltd.	8,924	791,112
Campbell Soup Co.	43,859	1,937,252
General Mills Inc.	23,001	1,195,132
Kellogg Co.	19,677	1,258,541
Keurig Green Mountain Inc.	8,329	1,263,926
Mondelez International Inc. Class A	22,877	806,643

		7,252,606
HEALTH CARE EQUIPMENT & SUPPLIES — 0.61%
Becton, Dickinson and Co.	13,795	1,775,417

		1,775,417

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 4.73%
AmerisourceBergen Corp.	3,995	$341,213
Henry Schein Inc.[a,b]	64,958	7,796,909
Patterson Companies Inc.	128,236	5,528,254

		13,666,376
HOTELS, RESTAURANTS & LEISURE — 1.38%
Marriott International Inc. Class A	24,405	1,848,679
Starbucks Corp.	28,473	2,151,420

		4,000,099
HOUSEHOLD DURABLES — 0.54%
Mohawk Industries Inc.[a]	10,884	1,545,963

		1,545,963
HOUSEHOLD PRODUCTS — 2.39%
Clorox Co. (The)	18,645	1,855,177
Procter & Gamble Co. (The)	57,691	5,034,694

		6,889,871
INDUSTRIAL CONGLOMERATES — 3.15%
3M Co.	59,116	9,090,267

		9,090,267
INSURANCE — 6.92%
ACE Ltd.	71,298	7,792,872
Marsh & McLennan Companies Inc.	170,459	9,267,856
Travelers Companies Inc. (The)	29,068	2,930,054

		19,990,782
INTERNET SOFTWARE & SERVICES — 0.94%
Google Inc. Class Aa	4,784	2,716,690

		2,716,690
IT SERVICES — 4.47%
Accenture PLC Class A	62,920	5,104,070
International Business Machines Corp.	37,209	6,117,160
Teradata Corp.[a,b]	40,148	1,699,063

		12,920,293
LEISURE EQUIPMENT & PRODUCTS — 0.32%
Mattel Inc.	29,763	924,736

		924,736
LIFE SCIENCES TOOLS & SERVICES — 3.25%
Agilent Technologies Inc.	76,421	4,224,553
Mettler-Toledo International Inc.[a]	3,908	1,010,101
Waters Corp.[a]	37,603	4,166,412

		9,401,066
MACHINERY — 2.34%
Caterpillar Inc.	6,394	648,416

Security	Shares	Value

Cummins Inc.	18,908	$2,763,971
Deere & Co.	28,438	2,432,587
Xylem Inc.	24,939	906,782

		6,751,756
MEDIA — 2.03%
Scripps Networks Interactive Inc. Class A	14,209	1,097,503
Time Warner Cable Inc.	32,441	4,775,640

		5,873,143
OIL, GAS & CONSUMABLE FUELS — 6.04%
Denbury Resources Inc.	140,621	1,743,700
Devon Energy Corp.	10,818	649,080
EOG Resources Inc.	5,578	530,189
EQT Corp.	3,724	350,205
Hess Corp.	60,532	5,133,719
Marathon Oil Corp.	30,304	1,072,762
Noble Energy Inc.	5,299	305,381
Phillips 66	4,198	329,543
Pioneer Natural Resources Co.	2,116	400,051
Spectra Energy Corp.	177,025	6,926,988

		17,441,618
PHARMACEUTICALS — 2.15%
Merck & Co. Inc.	85,902	4,977,162
Zoetis Inc.	33,278	1,236,610

		6,213,772
PROFESSIONAL SERVICES — 0.11%
IHS Inc. Class Aa	2,477	324,561

		324,561
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.77%
Digital Realty Trust Inc.	5,013	345,847
Liberty Property Trust	97,215	3,380,166
Prologis Inc.	95,753	3,988,112
Vornado Realty Trust	2,667	291,983

		8,006,108
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
CBRE Group Inc. Class Aa	83,840	2,682,880

		2,682,880
ROAD & RAIL — 1.23%
Norfolk Southern Corp.	32,082	3,549,552

		3,549,552
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.78%
Applied Materials Inc.	134,075	2,961,717

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2014

Security	Shares	Value

Intel Corp.	105,617	$3,592,034
Texas Instruments Inc.	29,557	1,467,801

		8,021,552
SOFTWARE — 6.19%
Autodesk Inc.[a]	20,291	1,167,544
CA Inc.	40,802	1,185,706
Microsoft Corp.	211,268	9,919,033
Oracle Corp.	93,395	3,647,075
Salesforce.com Inc.[a,b]	7,121	455,673
Symantec Corp.	60,188	1,493,866

		17,868,897
SPECIALTY RETAIL — 2.10%
Gap Inc. (The)	19,746	748,176
Staples Inc.	47,453	601,704
Tiffany & Co.	49,077	4,717,281

		6,067,161
TEXTILES, APPAREL & LUXURY GOODS — 2.48%
Nike Inc. Class B	67,188	6,246,468
PVH Corp.	7,982	912,742

		7,159,210
TRADING COMPANIES & DISTRIBUTORS — 0.17%
W.W. Grainger Inc.	1,997	492,860

		492,860

TOTAL COMMON STOCKS
(Cost: $218,444,649)		288,599,231

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,845,129	2,845,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	164,558	164,558
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	556,335	556,335

		3,566,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,566,022)		3,566,022

Value

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $222,010,671)	$292,165,253
Other Assets, Less Liabilities — (1.15)%	(3,325,892)

NET ASSETS — 100.00%	$288,839,361

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

DIVERSIFIED REITS — 4.93%
Vornado Realty Trust	1,404,111	$153,722,072

		153,722,072
HEALTH CARE REITS — 16.35%
HCP Inc.[a]	3,691,154	162,300,042
Health Care REIT Inc.	2,610,339	185,621,206
Ventas Inc.[a]	2,362,627	161,863,576

		509,784,824
HOTEL & RESORT REITS — 4.56%
Host Hotels & Resorts Inc.[a]	6,098,097	142,146,641

		142,146,641
INDUSTRIAL REITS — 5.38%
Prologis Inc.[a]	4,025,368	167,656,577

		167,656,577
OFFICE REITS — 15.19%
Alexandria Real Estate Equities Inc.[a]	577,722	47,950,926
Boston Properties Inc.	1,232,884	156,268,047
Digital Realty Trust Inc.[a]	1,090,806	75,254,706
Douglas Emmett Inc.[a]	1,053,497	29,634,871
Highwoods Properties Inc.[a]	726,019	31,124,434
Kilroy Realty Corp.	663,027	44,913,449
SL Green Realty Corp.[a]	766,084	88,635,919

		473,782,352
RESIDENTIAL REITS — 19.76%
American Campus Communities Inc.[a]	844,888	33,178,752
AvalonBay Communities Inc.[a]	1,056,416	164,631,869
Camden Property Trust	689,858	52,891,413
Equity Residential	2,913,028	202,630,228
Essex Property Trust Inc.[a]	503,727	101,631,959
UDR Inc.	2,026,773	61,269,348

		616,233,569
RETAIL REITS — 26.80%
Federal Realty Investment Trust	542,199	71,461,828
General Growth Properties Inc.	5,055,623	130,991,192
Kimco Realty Corp.[a]	3,306,412	82,494,979
Macerich Co. (The)	1,133,840	79,935,720
Realty Income Corp.[a]	1,784,576	82,144,033
Regency Centers Corp.[a]	744,633	45,199,223
Simon Property Group Inc.	1,364,004	244,443,157

Security	Shares	Value

Tanger Factory Outlet Centers Inc.[a]	772,591	$27,635,580
Taubman Centers Inc.	509,095	38,716,675
Weingarten Realty Investors[a]	905,427	32,821,729

		835,844,116
SPECIALIZED REITS — 6.90%
Public Storage	1,167,452	215,208,102

		215,208,102

TOTAL COMMON STOCKS
(Cost: $2,582,858,961)		3,114,378,253

SHORT-TERM INVESTMENTS — 11.17%

MONEY MARKET FUNDS — 11.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	324,293,475	324,293,475
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	18,756,615	18,756,615
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,278,281	5,278,281

		348,328,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,328,371)		348,328,371

TOTAL INVESTMENTS IN SECURITIES — 111.04%
(Cost: $2,931,187,332)		3,462,706,624
Other Assets, Less Liabilities — (11.04)%		(344,377,707)

NET ASSETS — 100.00%		$3,118,328,917

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$834,714,534	$466,916,080	$419,099,799
Affiliated (Note 2)	11,413,099	5,697,719	17,132,661

Total cost of investments	$846,127,633	$472,613,799	$436,232,460

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$737,117,414	$545,658,479	$459,106,023
Affiliated (Note 2)	11,413,099	5,697,719	17,132,661

Total fair value of investments	748,530,513	551,356,198	476,238,684
Cash	—	198	—
Receivables:
Investment securities sold	—	468,903	—
Dividends and interest	836,878	825,414	168,965
Capital shares sold	—	—	7,979

Total Assets	749,367,391	552,650,713	476,415,628

LIABILITIES
Short positions, at value[b]	—	468,903	—
Payables:
Investment securities purchased	976,982	761,444	—
Collateral for securities on loan (Note 1)	10,190,352	5,104,561	16,537,309
Capital shares redeemed	44,938	—	—
Investment advisory fees (Note 2)	291,433	189,505	168,073

Total Liabilities	11,503,705	6,524,413	16,705,382

NET ASSETS	$737,863,686	$546,126,300	$459,710,246

Net assets consist of:
Paid-in capital	$840,617,915	$458,041,691	$388,803,972
Undistributed net investment income	1,599,935	1,132,293	165,729
Undistributed net realized gain (accumulated net realized loss)	(6,757,044)	8,209,917	30,734,321
Net unrealized appreciation (depreciation)	(97,597,120)	78,742,399	40,006,224

NET ASSETS	$737,863,686	$546,126,300	$459,710,246

Shares outstanding[c]	8,800,000	5,350,000	3,600,000

Net asset value per share	$83.85	$102.08	$127.70

[a]	Securities on loan with values of $9,945,455, $4,986,652 and $16,150,046, respectively. See Note 1.
[b]	Proceeds: $ —, $468,903 and $ —, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares U.S. Financial Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,151,128,576	$1,323,081,618	$525,505,243
Affiliated (Note 2)	46,324,204	25,692,083	22,829,425

Total cost of investments	$1,197,452,780	$1,348,773,701	$548,334,668

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,232,110,301	$1,286,396,206	$594,120,087
Affiliated (Note 2)	49,295,845	25,692,083	27,016,540

Total fair value of investments	1,281,406,146	1,312,088,289	621,136,627
Receivables:
Dividends and interest	687,415	1,766,541	314,454
Capital shares sold	216,103	—	9,341

Total Assets	1,282,309,664	1,313,854,830	621,460,422

LIABILITIES
Payables:
Investment securities purchased	167,683	—	67,201
Collateral for securities on loan (Note 1)	19,141,401	24,702,669	523,162
Investment advisory fees (Note 2)	472,684	590,452	210,927

Total Liabilities	19,781,768	25,293,121	801,290

NET ASSETS	$1,262,527,896	$1,288,561,709	$620,659,132

Net assets consist of:
Paid-in capital	$1,199,280,975	$1,278,672,431	$638,242,063
Undistributed net investment income	1,087,582	1,620,734	700,604
Undistributed net realized gain (accumulated net realized loss)	(21,794,027)	44,953,956	(91,085,494)
Net unrealized appreciation (depreciation)	83,953,366	(36,685,412)	72,801,959

NET ASSETS	$1,262,527,896	$1,288,561,709	$620,659,132

Shares outstanding[b]	14,500,000	12,300,000	7,000,000

Net asset value per share	$87.07	$104.76	$88.67

[a]	Securities on loan with values of $18,722,307, $24,149,122 and $512,307, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Real Estate ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,096,339,568	$292,761,555	$216,528,690
Affiliated (Note 2)	443,106,656	12,509,307	5,481,981

Total cost of investments	$5,539,446,224	$305,270,862	$222,010,671

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,116,133,802	$373,808,455	$286,471,387
Affiliated (Note 2)	443,106,656	13,741,858	5,693,866

Total fair value of investments	5,559,240,458	387,550,313	292,165,253
Receivables:
Investment securities sold	9,365,783	—	—
Dividends and interest	4,086,072	503,145	248,841
Capital shares sold	1,379,975	—	—

Total Assets	5,574,072,288	388,053,458	292,414,094

LIABILITIES
Payables:
Investment securities purchased	3,338,320	567,032	449,641
Collateral for securities on loan (Note 1)	437,171,639	8,421,441	3,009,687
Capital shares redeemed	17,227,628	—	—
Due to custodian	2,013	—	—
Investment advisory fees (Note 2)	1,779,829	152,965	115,405

Total Liabilities	459,519,429	9,141,438	3,574,733

NET ASSETS	$5,114,552,859	$378,912,020	$288,839,361

Net assets consist of:
Paid-in capital	$4,930,418,571	$286,634,293	$221,848,958
Undistributed (distributions in excess of) net investment income	(13,850,557)	606,623	272,234
Undistributed net realized gain (accumulated net realized loss)	178,190,611	9,391,653	(3,436,413)
Net unrealized appreciation	19,794,234	82,279,451	70,154,582

NET ASSETS	$5,114,552,859	$378,912,020	$288,839,361

Shares outstanding[b]	68,150,000	5,050,000	3,450,000

Net asset value per share	$75.05	$75.03	$83.72

[a]	Securities on loan with values of $427,384,021, $8,231,196 and $2,947,599, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

iShares Cohen & Steers REIT ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,582,858,961
Affiliated (Note 2)	348,328,371

Total cost of investments	$2,931,187,332

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,114,378,253
Affiliated (Note 2)	348,328,371

Total fair value of investments	3,462,706,624
Receivables:
Dividends and interest	560,335
Capital shares sold	1,125,539

Total Assets	3,464,392,498

LIABILITIES
Payables:
Investment securities purchased	1,770,199
Collateral for securities on loan (Note 1)	343,050,090
Capital shares redeemed	375,180
Investment advisory fees (Note 2)	868,112

Total Liabilities	346,063,581

NET ASSETS	$3,118,328,917

Net assets consist of:
Paid-in capital	$3,036,739,035
Distributions in excess of net investment income	(9,085,205)
Accumulated net realized loss	(440,844,205)
Net unrealized appreciation	531,519,292

NET ASSETS	$3,118,328,917

Shares outstanding[b]	33,250,000

Net asset value per share	$93.78

[a]	Securities on loan with a value of $335,910,141. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,425,538	$5,887,678	$2,878,703
Interest — affiliated (Note 2)	4	1	1
Securities lending income — affiliated (Note 2)	115,095	15,668	40,169

Total investment income	9,540,637	5,903,347	2,918,873

EXPENSES
Investment advisory fees (Note 2)	2,114,023	1,056,793	979,021

Total expenses	2,114,023	1,056,793	979,021

Net investment income	7,426,614	4,846,554	1,939,852

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,005,729)	1,113,892	(1,743,735)
In-kind redemptions — unaffiliated	82,243,330	27,867,241	55,194,069

Net realized gain	66,237,601	28,981,133	53,450,334

Net change in unrealized appreciation/depreciation	(62,324,731)	(1,264,240)	(24,821,558)

Net realized and unrealized gain	3,912,870	27,716,893	28,628,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,339,484	$32,563,447	$30,568,628

[a]	Net of foreign withholding tax of $ —, $ — and $3,396, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares U.S. Financial Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$13,908,991	$12,943,494	$4,524,580
Dividends — affiliated (Note 2)	373,914	—	269,765
Interest — affiliated (Note 2)	4	5	4
Securities lending income — affiliated (Note 2)	32,602	19,277	1,972

Total investment income	14,315,511	12,962,776	4,796,321

EXPENSES
Investment advisory fees (Note 2)	3,045,191	2,938,861	1,240,541

Total expenses	3,045,191	2,938,861	1,240,541

Net investment income	11,270,320	10,023,915	3,555,780

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,553,280)	(7,007,050)	(1,578,790)
Investments — affiliated (Note 2)	(3,553)	—	(926)
In-kind redemptions — unaffiliated	123,901,469	66,499,761	19,612,318
In-kind redemptions — affiliated (Note 2)	3,578,894	—	986,295

Net realized gain	122,923,530	59,492,711	19,018,897

Net change in unrealized appreciation/depreciation	(20,680,864)	(73,106,140)	31,592,734

Net realized and unrealized gain (loss)	102,242,666	(13,613,429)	50,611,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,512,986	$(3,589,514)	$54,167,411

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Real Estate ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$75,703,024	$3,516,275	$2,480,575
Dividends — affiliated (Note 2)	—	52,763	16,870
Interest — affiliated (Note 2)	19	2	1
Securities lending income — affiliated (Note 2)	747,678	10,213	3,441

Total investment income	76,450,721	3,579,253	2,500,887

EXPENSES
Investment advisory fees (Note 2)	10,816,017	929,170	679,473

Total expenses	10,816,017	929,170	679,473

Net investment income	65,634,704	2,650,083	1,821,414

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(92,600,554)	(699,197)	(338,653)
Investments — affiliated (Note 2)	—	(1,654)	(22)
In-kind redemptions — unaffiliated	302,762,419	17,777,937	8,335,482
In-kind redemptions — affiliated (Note 2)	—	189,707	—

Net realized gain	210,161,865	17,266,793	7,996,807

Net change in unrealized appreciation/depreciation	174,924,655	6,961,268	9,670,111

Net realized and unrealized gain	385,086,520	24,228,061	17,666,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$450,721,224	$26,878,144	$19,488,332

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

iShares Cohen & Steers REIT ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$40,337,973
Interest — affiliated (Note 2)	13
Securities lending income — affiliated (Note 2)	351,383

Total investment income	40,689,369

EXPENSES
Investment advisory fees (Note 2)	5,203,611

Total expenses	5,203,611

Net investment income	35,485,758

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,329,422)
In-kind redemptions — unaffiliated	60,679,320

Net realized gain	52,349,898

Net change in unrealized appreciation/depreciation	223,530,476

Net realized and unrealized gain	275,880,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$311,366,132

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,426,614	$13,837,352	$4,846,554	$9,166,875
Net realized gain	66,237,601	13,349,698	28,981,133	40,058,831
Net change in unrealized appreciation/depreciation	(62,324,731)	112,028,860	(1,264,240)	6,615,100

Net increase in net assets resulting from operations	11,339,484	139,215,910	32,563,447	55,840,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,743,592)	(12,509,443)	(4,635,552)	(9,220,300)

Total distributions to shareholders	(7,743,592)	(12,509,443)	(4,635,552)	(9,220,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	520,427,428	880,577,535	151,726,475	60,962,622
Cost of shares redeemed	(726,040,171)	(574,382,384)	(93,780,209)	(141,943,233)

Net increase (decrease) in net assets from capital share transactions	(205,612,743)	306,195,151	57,946,266	(80,980,611)

INCREASE (DECREASE) IN NET ASSETS	(202,016,851)	432,901,618	85,874,161	(34,360,105)

NET ASSETS
Beginning of period	939,880,537	506,978,919	460,252,139	494,612,244

End of period	$737,863,686	$939,880,537	$546,126,300	$460,252,139

Undistributed net investment income included in net assets at end of period	$1,599,935	$1,916,913	$1,132,293	$921,291

SHARES ISSUED AND REDEEMED
Shares sold	6,050,000	11,450,000	1,550,000	650,000
Shares redeemed	(8,450,000)	(7,500,000)	(950,000)	(1,550,000)

Net increase (decrease) in shares outstanding	(2,400,000)	3,950,000	600,000	(900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Consumer Services ETF		iShares U.S. Financials ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,939,852	$4,359,081	$11,270,320	$19,533,169
Net realized gain	53,450,334	64,379,118	122,923,530	79,298,027
Net change in unrealized appreciation/depreciation	(24,821,558)	5,270,245	(20,680,864)	94,889,833

Net increase in net assets resulting from operations	30,568,628	74,008,444	113,512,986	193,721,029

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,037,779)	(4,104,568)	(10,453,936)	(19,805,516)

Total distributions to shareholders	(2,037,779)	(4,104,568)	(10,453,936)	(19,805,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	176,421,964	155,749,916	322,606,725	968,558,137
Cost of shares redeemed	(166,936,839)	(183,934,036)	(722,781,454)	(462,614,929)

Net increase (decrease) in net assets from capital share transactions	9,485,125	(28,184,120)	(400,174,729)	505,943,208

INCREASE (DECREASE) IN NET ASSETS	38,015,974	41,719,756	(297,115,679)	679,858,721

NET ASSETS
Beginning of period	421,694,272	379,974,516	1,559,643,575	879,784,854

End of period	$459,710,246	$421,694,272	$1,262,527,896	$1,559,643,575

Undistributed net investment income included in net assets at end of period	$165,729	$263,656	$1,087,582	$271,198

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	1,350,000	3,850,000	12,800,000
Shares redeemed	(1,350,000)	(1,600,000)	(8,750,000)	(6,050,000)

Net increase (decrease) in shares outstanding	50,000	(250,000)	(4,900,000)	6,750,000

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Industrials ETF		iShares U.S. Financial Services ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,023,915	$17,365,054	$3,555,780	$6,980,972
Net realized gain	59,492,711	273,276,631	19,018,897	53,796,091
Net change in unrealized appreciation/depreciation	(73,106,140)	8,732,075	31,592,734	42,739,212

Net increase (decrease) in net assets resulting from operations	(3,589,514)	299,373,760	54,167,411	103,516,275

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,403,181)	(18,035,938)	(3,542,408)	(6,803,793)

Total distributions to shareholders	(8,403,181)	(18,035,938)	(3,542,408)	(6,803,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,612,026,346	1,054,363,899	68,695,081	311,678,656
Cost of shares redeemed	(2,206,964,685)	(1,357,248,455)	(91,577,983)	(244,132,499)

Net increase (decrease) in net assets from capital share transactions	405,061,661	(302,884,556)	(22,882,902)	67,546,157

INCREASE (DECREASE) IN NET ASSETS	393,068,966	(21,546,734)	27,742,101	164,258,639

NET ASSETS
Beginning of period	895,492,743	917,039,477	592,917,031	428,658,392

End of period	$1,288,561,709	$895,492,743	$620,659,132	$592,917,031

Undistributed net investment income included in net assets at end of period	$1,620,734	$—	$700,604	$687,232

SHARES ISSUED AND REDEEMED
Shares sold	25,200,000	11,550,000	800,000	4,100,000
Shares redeemed	(21,750,000)	(14,000,000)	(1,100,000)	(3,200,000)

Net increase (decrease) in shares outstanding	3,450,000	(2,450,000)	(300,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF		iShares MSCI KLD 400 Social ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,634,704	$133,176,402	$2,650,083	$3,874,678
Net realized gain	210,161,865	94,544,908	17,266,793	15,032,812
Net change in unrealized appreciation/depreciation	174,924,655	(406,272,770)	6,961,268	27,211,135

Net increase (decrease) in net assets resulting from operations	450,721,224	(178,551,460)	26,878,144	46,118,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,485,261)	(162,396,953)	(2,365,782)	(3,682,697)
Long term capital gain	—	(5,226,731)	—	—

Total distributions to shareholders	(79,485,261)	(167,623,684)	(2,365,782)	(3,682,697)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,185,946,814	21,360,992,147	46,586,923	146,596,017
Cost of shares redeemed	(11,990,022,466)	(22,236,633,684)	(42,987,202)	(49,068,357)

Net increase (decrease) in net assets from capital share transactions	195,924,348	(875,641,537)	3,599,721	97,527,660

INCREASE (DECREASE) IN NET ASSETS	567,160,311	(1,221,816,681)	28,112,083	139,963,588

NET ASSETS
Beginning of period	4,547,392,548	5,769,209,229	350,799,937	210,836,349

End of period	$5,114,552,859	$4,547,392,548	$378,912,020	$350,799,937

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,850,557)	$—	$606,623	$322,322

SHARES ISSUED AND REDEEMED
Shares sold	169,800,000	323,050,000	650,000	2,200,000
Shares redeemed	(166,850,000)	(336,400,000)	(600,000)	(750,000)

Net increase (decrease) in shares outstanding	2,950,000	(13,350,000)	50,000	1,450,000

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Select ETF		iShares Cohen & Steers REIT ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,821,414	$3,160,487	$35,485,758	$69,014,044
Net realized gain	7,996,807	13,225,555	52,349,898	84,005,922
Net change in unrealized appreciation/depreciation	9,670,111	21,204,263	223,530,476	(207,620,548)

Net increase (decrease) in net assets resulting from operations	19,488,332	37,590,305	311,366,132	(54,600,582)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,659,037)	(3,268,145)	(44,570,963)	(85,863,837)

Total distributions to shareholders	(1,659,037)	(3,268,145)	(44,570,963)	(85,863,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,534,714	30,327,788	432,793,715	382,976,558
Cost of shares redeemed	(20,605,187)	(18,504,793)	(296,925,599)	(716,698,469)

Net increase (decrease) in net assets from capital share transactions	15,929,527	11,822,995	135,868,116	(333,721,911)

INCREASE (DECREASE) IN NET ASSETS	33,758,822	46,145,155	402,663,285	(474,186,330)

NET ASSETS
Beginning of period	255,080,539	208,935,384	2,715,665,632	3,189,851,962

End of period	$288,839,361	$255,080,539	$3,118,328,917	$2,715,665,632

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$272,234	$109,857	$(9,085,205)	$—

SHARES ISSUED AND REDEEMED
Shares sold	450,000	400,000	4,900,000	4,700,000
Shares redeemed	(250,000)	(250,000)	(3,400,000)	(9,050,000)

Net increase (decrease) in shares outstanding	200,000	150,000	1,500,000	(4,350,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$83.92	$69.93	$69.97	$84.01	$63.98	$41.45

Income from investment operations:
Net investment income[a]	0.66	1.49	1.51	1.18	0.94	0.85
Net realized and unrealized gain (loss)[b]	(0.06)	13.89	(0.12)	(13.75)	20.02	22.47

Total from investment operations	0.60	15.38	1.39	(12.57)	20.96	23.32

Less distributions from:
Net investment income	(0.67)	(1.39)	(1.43)	(1.47)	(0.93)	(0.79)

Total distributions	(0.67)	(1.39)	(1.43)	(1.47)	(0.93)	(0.79)

Net asset value, end of period	$83.85	$83.92	$69.93	$69.97	$84.01	$63.98

Total return	0.68%[c]	22.27%	2.06%	(14.85)%	33.11%	56.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$737,864	$939,881	$506,979	$594,714	$1,213,933	$783,756
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.53%	1.94%	2.23%	1.66%	1.34%	1.54%
Portfolio turnover rate[e]	3%	16%	8%	11%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$96.90	$87.54	$73.95	$69.19	$58.96	$44.05

Income from investment operations:
Net investment income[a]	0.99	1.81	1.70	1.51	1.37	1.29
Net realized and unrealized gain[b]	5.17	9.37	13.60	4.67	10.28	14.94

Total from investment operations	6.16	11.18	15.30	6.18	11.65	16.23

Less distributions from:
Net investment income	(0.98)	(1.82)	(1.71)	(1.42)	(1.42)	(1.32)

Total distributions	(0.98)	(1.82)	(1.71)	(1.42)	(1.42)	(1.32)

Net asset value, end of period	$102.08	$96.90	$87.54	$73.95	$69.19	$58.96

Total return	6.39%[c]	12.92%	21.06%	9.13%	20.10%	37.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$546,126	$460,252	$494,612	$414,113	$332,123	$353,778
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.99%	1.97%	2.22%	2.20%	2.24%	2.44%
Portfolio turnover rate[e]	2%	9%	7%	6%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$118.79	$99.99	$81.99	$73.56	$63.26	$44.54

Income from investment operations:
Net investment income[a]	0.54	1.08	1.30	0.86	0.68	0.55
Net realized and unrealized gain[b]	8.92	18.72	18.02	8.40	10.33	18.73

Total from investment operations	9.46	19.80	19.32	9.26	11.01	19.28

Less distributions from:
Net investment income	(0.55)	(1.00)	(1.32)	(0.83)	(0.71)	(0.56)

Total distributions	(0.55)	(1.00)	(1.32)	(0.83)	(0.71)	(0.56)

Net asset value, end of period	$127.70	$118.79	$99.99	$81.99	$73.56	$63.26

Total return	7.98%[c]	19.85%	23.82%	12.74%	17.58%	43.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$459,710	$421,694	$379,975	$315,642	$209,638	$196,109
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	0.86%	0.96%	1.50%	1.19%	1.08%	1.06%
Portfolio turnover rate[e]	3%	5%	9%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$80.39	$69.55	$57.76	$59.55	$58.21	$39.54

Income from investment operations:
Net investment income[a]	0.67	1.15	1.06	0.85	0.63	0.65
Net realized and unrealized gain (loss)[b]	6.64	10.84	11.76	(1.78)	1.33	18.71

Total from investment operations	7.31	11.99	12.82	(0.93)	1.96	19.36

Less distributions from:
Net investment income	(0.63)	(1.15)	(1.03)	(0.86)	(0.62)	(0.68)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.63)	(1.15)	(1.03)	(0.86)	(0.62)	(0.69)

Net asset value, end of period	$87.07	$80.39	$69.55	$57.76	$59.55	$58.21

Total return	9.12%[c]	17.32%	22.50%	(1.35)%	3.45%	49.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,262,528	$1,559,644	$879,785	$522,687	$544,841	$564,678
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.61%	1.50%	1.73%	1.62%	1.14%	1.30%
Portfolio turnover rate[e]	3%	6%	10%	6%	8%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$101.19	$81.15	$70.81	$72.95	$60.93	$41.13

Income from investment operations:
Net investment income[a]	0.76	1.28	1.24	1.03	1.04	0.77
Net realized and unrealized gain (loss)[b]	3.37	20.14	10.30	(2.15)	12.02	19.81

Total from investment operations	4.13	21.42	11.54	(1.12)	13.06	20.58

Less distributions from:
Net investment income	(0.56)	(1.38)	(1.20)	(1.02)	(1.04)	(0.78)

Total distributions	(0.56)	(1.38)	(1.20)	(1.02)	(1.04)	(0.78)

Net asset value, end of period	$104.76	$101.19	$81.15	$70.81	$72.95	$60.93

Total return	4.09%[c]	26.53%	16.53%	(1.38)%	21.82%	50.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,288,562	$895,493	$917,039	$396,508	$532,529	$365,574
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.48%	1.37%	1.69%	1.56%	1.68%	1.52%
Portfolio turnover rate[e]	4%	6%	7%	6%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$81.22	$66.98	$55.38	$58.07	$60.44	$41.45

Income from investment operations:
Net investment income[a]	0.53	0.94	0.84	0.64	0.32	0.39
Net realized and unrealized gain (loss)[b]	7.45	14.22	11.60	(2.71)	(2.43)	19.07

Total from investment operations	7.98	15.16	12.44	(2.07)	(2.11)	19.46

Less distributions from:
Net investment income	(0.53)	(0.92)	(0.84)	(0.62)	(0.26)	(0.47)

Total distributions	(0.53)	(0.92)	(0.84)	(0.62)	(0.26)	(0.47)

Net asset value, end of period	$88.67	$81.22	$66.98	$55.38	$58.07	$60.44

Total return	9.85%[c]	22.68%	22.74%	(3.40)%	(3.45)%	47.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$620,659	$592,917	$428,658	$310,107	$252,592	$344,535
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.25%	1.20%	1.43%	1.27%	0.58%	0.74%
Portfolio turnover rate[e]	2%	4%	5%	4%	5%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$69.75	$73.45	$63.90	$62.15	$52.92	$33.13

Income from investment operations:
Net investment income[a]	0.96	2.03	2.07	1.81	1.54	1.60
Net realized and unrealized gain (loss)[b]	5.57	(3.16)	9.93	2.15	9.68	20.04

Total from investment operations	6.53	(1.13)	12.00	3.96	11.22	21.64

Less distributions from:
Net investment income	(1.23)	(2.49)	(2.45)	(2.21)	(1.99)	(1.85)
Long term capital gain	—	(0.08)	—	—	—	—

Total distributions	(1.23)	(2.57)	(2.45)	(2.21)	(1.99)	(1.85)

Net asset value, end of period	$75.05	$69.75	$73.45	$63.90	$62.15	$52.92

Total return	9.49%[c]	(1.23)%	19.35%	6.84%	21.88%	66.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,114,553	$4,547,393	$5,769,209	$3,926,945	$3,598,770	$3,159,390
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	2.64%	3.04%	3.16%	3.11%	2.83%	3.81%
Portfolio turnover rate[e]	13%	27%	16%	14%	17%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$70.16	$59.39	$51.54	$50.11	$45.41	$32.91

Income from investment operations:
Net investment income[a]	0.52	0.95	0.90	0.73	0.65	0.54
Net realized and unrealized gain[b]	4.81	10.72	7.86	1.43	4.69	12.50

Total from investment operations	5.33	11.67	8.76	2.16	5.34	13.04

Less distributions from:
Net investment income	(0.46)	(0.90)	(0.91)	(0.73)	(0.64)	(0.54)

Total distributions	(0.46)	(0.90)	(0.91)	(0.73)	(0.64)	(0.54)

Net asset value, end of period	$75.03	$70.16	$59.39	$51.54	$50.11	$45.41

Total return	7.61%[c]	19.76%	17.25%	4.46%	11.95%	39.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$378,912	$350,800	$210,836	$172,663	$157,831	$118,058
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.43%	1.45%	1.71%	1.54%	1.43%	1.35%
Portfolio turnover rate[e]	8%	13%	11%	9%	10%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$78.49	$67.40	$60.98	$59.19	$51.73	$37.96

Income from investment operations:
Net investment income[a]	0.55	1.01	1.04	0.86	0.81	0.71
Net realized and unrealized gain[b]	5.18	11.12	6.42	1.76	7.47	13.79

Total from investment operations	5.73	12.13	7.46	2.62	8.28	14.50

Less distributions from:
Net investment income	(0.50)	(1.04)	(1.04)	(0.83)	(0.82)	(0.73)

Total distributions	(0.50)	(1.04)	(1.04)	(0.83)	(0.82)	(0.73)

Net asset value, end of period	$83.72	$78.49	$67.40	$60.98	$59.19	$51.73

Total return	7.32%[c]	18.12%	12.45%	4.58%	16.25%	38.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$288,839	$255,081	$208,935	$189,049	$171,641	$131,915
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.34%	1.38%	1.71%	1.52%	1.56%	1.54%
Portfolio turnover rate[e]	9%	20%	34%	20%	35%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$85.53	$88.36	$78.78	$74.34	$61.37	$37.23

Income from investment operations:
Net investment income[a]	1.05	2.07	1.91	1.66	1.39	1.60
Net realized and unrealized gain (loss)[b]	8.51	(2.30)	10.03	4.98	13.49	24.48

Total from investment operations	9.56	(0.23)	11.94	6.64	14.88	26.08

Less distributions from:
Net investment income	(1.31)	(2.60)	(2.36)	(2.20)	(1.91)	(1.94)

Total distributions	(1.31)	(2.60)	(2.36)	(2.20)	(1.91)	(1.94)

Net asset value, end of period	$93.78	$85.53	$88.36	$78.78	$74.34	$61.37

Total return	11.33%[c]	0.05%	15.58%	9.36%	24.84%	71.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,118,329	$2,715,666	$3,189,852	$2,907,072	$2,598,139	$2,154,045
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.37%	2.58%	2.40%	2.34%	2.18%	3.37%
Portfolio turnover rate[e]	5%	13%	11%	16%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financials	Diversified
U.S. Industrials	Diversified

iShares ETF	Diversification Classification
U.S. Financial Services	Non-diversified
U.S. Real Estate	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified
Cohen & Steers REIT	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Basic Materials	$9,945,455	$9,945,455	$—
U.S. Consumer Goods	4,986,652	4,986,652	—
U.S. Consumer Services	16,150,046	16,150,046	—
U.S. Financials	18,722,307	18,722,307	—
U.S. Industrials	24,149,122	24,149,122	—
U.S. Financial Services	512,307	512,307	—
U.S. Real Estate	427,384,021	427,384,021	—
MSCI KLD 400 Social	8,231,196	8,231,196	—
MSCI USA ESG Select	2,947,599	2,947,599	—
Cohen & Steers REIT	335,910,141	335,910,141	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financials, iShares U.S. Industrials, iShares U.S. Financial Services and iShares

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

U.S. Real Estate ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.480%	First $10 billion
0.430	Over $10 billion, up to and including $20 billion
0.380	Over $20 billion, up to and including $30 billion
0.342	Over $30 billion[a]

[a]	Breakpoint level added effective July 1, 2014.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select	0.50

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.3500%	First $121 billion
0.3325[a]	Over $121 billion, up to and including $211 billion
0.3159[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities

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iSHARES® TRUST

lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$51,319
U.S. Consumer Goods	8,411
U.S. Consumer Services	19,867
U.S. Financials	17,078
U.S. Industrials	10,380

iShares ETF	Fees Paid to BTC
U.S. Financial Services	$1,062
U.S. Real Estate	381,381
MSCI KLD 400 Social	5,374
MSCI USA ESG Select	1,853
Cohen & Steers REIT	188,628

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Financials
BlackRock Inc.	55,133	11,045	(25,217)	40,961	$13,972,207	$185,168	$2,144,124
PNC Financial Services Group Inc. (The)	234,333	48,622	(107,455)	175,500	15,161,445	188,746	1,431,217

					$29,133,652	$373,914	$3,575,341

U.S. Financial Services
BlackRock Inc.	37,044	4,397	(5,818)	35,623	$12,151,362	$130,204	$533,367
PNC Financial Services Group Inc. (The)	157,487	19,486	(24,336)	152,637	13,186,311	139,561	452,002

					$25,337,673	$269,765	$985,369

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI KLD 400 Social
BlackRock Inc.	7,144	976	(1,214)	6,906	$2,355,706	$26,663	$93,114
PNC Financial Services Group Inc. (The)	28,386	4,014	(4,768)	27,632	2,387,128	26,100	94,939

					$4,742,834	$52,763	$188,053

MSCI USA ESG Select
BlackRock Inc.	807	5,467	(36)	6,238	$2,127,844	$16,870	$(22)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$32,542,711	$33,329,433
U.S. Consumer Goods	11,520,335	14,541,626
U.S. Consumer Services	15,316,142	16,089,679
U.S. Financials	39,812,102	45,852,724
U.S. Industrials	52,436,013	49,940,166
U.S. Financial Services	10,560,001	11,126,156
U.S. Real Estate	666,347,900	658,388,565
MSCI KLD 400 Social	28,306,473	28,047,708
MSCI USA ESG Select	25,815,582	25,596,123
Cohen & Steers REIT	142,184,198	136,291,370

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$519,377,993	$724,081,229
U.S. Consumer Goods	151,384,985	93,517,041
U.S. Consumer Services	175,773,210	165,999,113
U.S. Financials	319,070,004	710,373,335
U.S. Industrials	2,602,612,150	2,198,876,369
U.S. Financial Services	68,552,849	90,717,633
U.S. Real Estate	11,691,050,975	11,487,918,817
MSCI KLD 400 Social	46,450,164	42,744,817
MSCI USA ESG Select	36,450,047	20,479,728
Cohen & Steers REIT	404,451,666	273,222,983

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Financials ETF, iShares U.S. Industrials ETF, iShares U.S. Financial Services ETF, iShares U.S. Real Estate ETF and iShares Cohen & Steers REIT ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Basic Materials	$44,063,353	$2,027,542	$2,533,237	$8,036,664	$10,812,780	$64,751	$67,538,327
U.S. Consumer Goods	3,678,456	1,320,322	—	1,597,881	11,893,780	—	18,490,439
U.S. Consumer Services	8,071,142	183,523	—	3,693,668	6,983,187	1,146,492	20,078,012
U.S. Financials	3,340,914	38,903	2,428,708	50,933,047	52,510,524	—	109,252,096
U.S. Industrials	506,140	230,285	—	276,129	9,045,831	—	10,058,385
U.S. Financial Services	9,746,211	—	1,046,051	40,231,342	41,743,037	6,373,191	99,139,832
MSCI KLD 400 Social	—	—	—	—	3,761,794	374,960	4,136,754
MSCI USA ESG Select	—	—	—	—	9,689,957	74,125	9,764,082
Cohen & Steers REIT	29,992,463	—	—	195,808,359	96,413,332	—	322,214,154

[a]	Must be utilized prior to losses subject to expiration.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$851,583,951	$15,971,836	$(119,025,274)	$(103,053,438)
U.S. Consumer Goods	474,807,749	89,232,078	(12,683,629)	76,548,449
U.S. Consumer Services	438,278,738	53,354,518	(15,394,572)	37,959,946
U.S. Financials	1,232,918,241	110,270,777	(61,782,872)	48,487,905
U.S. Industrials	1,353,254,071	32,825,591	(73,991,373)	(41,165,782)
U.S. Financial Services	559,299,227	85,789,714	(23,952,314)	61,837,400
U.S. Real Estate	5,571,417,478	181,342,258	(193,519,278)	(12,177,020)
MSCI KLD 400 Social	309,009,248	84,405,965	(5,864,900)	78,541,065
MSCI USA ESG Select	223,679,809	71,359,959	(2,874,515)	68,485,444
Cohen & Steers REIT	3,100,875,562	547,709,179	(185,878,117)	361,831,062

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF and iShares U.S. Industrials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Financials ETF, iShares U.S. Financial Services ETF and iShares U.S. Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s

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proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares U.S. Financials ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed

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to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and

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institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from

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management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were within range of the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

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Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and

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variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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IV. iShares Cohen & Steers REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Financials	$0.521804	$—	$0.105326	$0.627130	83%	—%	17%	100%
U.S. Industrials	0.557671	—	—	0.557671	100	—	—	100
U.S. Real Estate	1.232724	—	—	1.232724	100	—	—	100
MSCI KLD 400 Social	0.456941	—	0.004379	0.461320	99	—	1	100
MSCI USA ESG Select	0.488724	—	0.014386	0.503110	97	—	3	100
Cohen & Steers REIT	1.309963	—	—	1.309963	100	—	—	100

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, MSCI Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-42-1014

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca

Fund Performance Overview

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of October 31, 2014

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & DefenseTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 3.23%, net of fees, while the total return for the Index was 3.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.40%	16.35%	16.80%	16.40%	16.35%	16.80%
5 Years	21.50%	21.51%	21.98%	164.73%	164.84%	170.02%
Since Inception	10.97%	10.97%	11.45%	142.29%	142.28%	151.16%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.30	$2.20	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Aerospace & Defense	94.89%
Leisure Products	1.77
Industrial Machinery	1.31
Airport Services	1.12
IT Consulting & Other Services	0.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

United Technologies Corp.	8.48%
Boeing Co. (The)	8.11
Lockheed Martin Corp.	6.93
General Dynamics Corp.	6.50
Raytheon Co.	5.44
Northrop Grumman Corp.	5.25
Precision Castparts Corp.	5.04
Textron Inc.	3.56
Rockwell Collins Inc.	3.52
L-3 Communications Holdings Inc.	3.35

TOTAL	56.18%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. BROKER-DEALERS ETF

Performance as of October 31, 2014

The iShares U.S. Broker-Dealers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment ServicesTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.92%, net of fees, while the total return for the Index was 8.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.47%	19.44%	20.10%	19.47%	19.44%	20.10%
5 Years	9.64%	9.64%	9.92%	58.41%	58.42%	60.44%
Since Inception	(0.85)%	(0.86)%	(0.60)%	(7.03)%	(7.06)%	(5.00)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.20	$2.25	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	69.42%
Specialized Finance	30.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	9.76%
Morgan Stanley	8.56
CME Group Inc.	7.44
Charles Schwab Corp. (The)	7.26
Intercontinental Exchange Inc.	7.17
TD Ameritrade Holding Corp.	5.26
Raymond James Financial Inc.	4.89
CBOE Holdings Inc.	4.62
E*TRADE Financial Corp.	4.61
NASDAQ OMX Group Inc. (The)	4.37

TOTAL	63.94%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of October 31, 2014

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care ProvidersTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 19.93%, net of fees, while the total return for the Index was 20.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.82%	29.77%	30.33%	29.82%	29.77%	30.33%
5 Years	22.52%	22.53%	22.92%	176.04%	176.22%	180.62%
Since Inception	10.64%	10.64%	11.09%	136.25%	136.29%	144.45%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,199.30	$2.38	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Managed Health Care	43.61%
Health Care Services	28.46
Health Care Facilities	22.00
Life Sciences Tools & Services	2.86
Health Care Technology	1.49
Diversified Support Services	1.02
Health Care Distributors	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.34%
Express Scripts Holding Co.	9.46
WellPoint Inc.	6.80
Aetna Inc.	5.90
Cigna Corp.	5.62
Humana Inc.	4.93
HCA Holdings Inc.	4.76
DaVita HealthCare Partners Inc.	3.56
Laboratory Corp. of America Holdings	2.75
Quest Diagnostics Inc.	2.71

TOTAL	59.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of October 31, 2014

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home ConstructionTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 3.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.95%	7.14%	7.42%	6.95%	7.14%	7.42%
5 Years	17.28%	17.29%	17.83%	121.87%	121.96%	127.09%
Since Inception	(7.34)%	(7.34)%	(6.55)%	(47.73)%	(47.71)%	(43.77)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.30	$2.20	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Homebuilding	64.42%
Building Products	13.27
Home Improvement Retail	9.61
Home Furnishings	4.74
Trading Companies & Distributors	2.62
Specialty Chemicals	2.61
Construction Materials	1.43
Forest Products	1.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Lennar Corp. Class A	10.91%
D.R. Horton Inc.	10.73
PulteGroup Inc.	9.31
Toll Brothers Inc.	7.53
NVR Inc.	7.24
Home Depot Inc. (The)	4.84
Lowe’s Companies Inc.	3.68
TRI Pointe Homes Inc.	3.20
Ryland Group Inc. (The)	2.71
Sherwin-Williams Co. (The)	2.61

TOTAL	62.76%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INSURANCE ETF

Performance as of October 31, 2014

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select InsuranceTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 6.05%, net of fees, while the total return for the Index was 6.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.61%	10.53%	11.12%	10.61%	10.53%	11.12%
5 Years	15.78%	15.79%	16.35%	108.02%	108.14%	113.21%
Since Inception	1.39%	1.39%	1.85%	12.47%	12.44%	16.89%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.50	$2.23	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Property & Casualty Insurance	38.99%
Life & Health Insurance	33.42
Multi-line Insurance	23.21
Insurance Brokers	2.04
Reinsurance	1.26
Other Diversified Financial Services	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

American International Group Inc.	13.25%
MetLife Inc.	10.58
Prudential Financial Inc.	7.06
ACE Ltd.	6.36
Travelers Companies Inc. (The)	5.92
Allstate Corp. (The)	4.87
Aflac Inc.	4.69
Chubb Corp. (The)	4.14
Hartford Financial Services Group Inc. (The)	3.07
Principal Financial Group Inc.	2.48

TOTAL	62.42%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of October 31, 2014

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical EquipmentTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 13.37%, net of fees, while the total return for the Index was 13.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.01%	20.88%	21.52%	21.01%	20.88%	21.52%
5 Years	18.11%	18.10%	18.60%	129.83%	129.76%	134.67%
Since Inception	9.81%	9.81%	10.34%	121.70%	121.58%	130.81%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,133.70	$2.31	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Health Care Equipment	87.91%
Life Sciences Tools & Services	11.68
Health Care Technology	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Medtronic Inc.	10.62%
Abbott Laboratories	10.43
Thermo Fisher Scientific Inc.	7.85
Covidien PLC	7.23
Baxter International Inc.	6.59
Stryker Corp.	4.98
Becton, Dickinson and Co.	4.81
Zimmer Holdings Inc.	3.82
St. Jude Medical Inc.	3.69
Intuitive Surgical Inc.	3.65

TOTAL	63.67%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of October 31, 2014

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & ProductionTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was -9.86%, net of fees, while the total return for the Index was -9.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.12)%	(1.18)%	(0.71)%	(1.12)%	(1.18)%	(0.71)%
5 Years	11.15%	11.15%	11.64%	69.66%	69.66%	73.43%
Since Inception	6.25%	6.24%	6.70%	67.44%	67.37%	73.45%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$901.40	$2.06	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	77.24%
Oil & Gas Refining & Marketing	19.59
Oil & Gas Storage & Transportation	3.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

ConocoPhillips	13.79%
EOG Resources Inc.	8.09
Anadarko Petroleum Corp.	7.22
Phillips 66	6.82
Apache Corp.	4.59
Pioneer Natural Resources Co.	4.21
Valero Energy Corp.	4.11
Marathon Petroleum Corp.	4.00
Marathon Oil Corp.	3.71
Devon Energy Corp.	3.59

TOTAL	60.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of October 31, 2014

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & ServicesTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was -13.70%, net of fees, while the total return for the Index was -13.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.31)%	(7.31)%	(6.94)%	(7.31)%	(7.31)%	(6.94)%
5 Years	8.85%	8.85%	9.30%	52.81%	52.83%	55.97%
Since Inception	2.56%	2.56%	2.92%	23.96%	23.98%	27.67%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$863.00	$2.02	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	79.47%
Oil & Gas Drilling	18.48
Oil & Gas Exploration & Production	1.43
Industrial Machinery	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Schlumberger Ltd.	22.91%
Halliburton Co.	10.08
National Oilwell Varco Inc.	7.43
Baker Hughes Inc.	5.69
FMC Technologies Inc.	3.83
Weatherford International Ltd. (Switzerland)	3.49
Cameron International Corp.	3.46
Transocean Ltd.	2.99
Ensco PLC Class A	2.88
Helmerich & Payne Inc.	2.86

TOTAL	65.62%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of October 31, 2014

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select PharmaceuticalsTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 13.87%, net of fees, while the total return for the Index was 13.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.33%	36.19%	36.38%	36.33%	36.19%	36.38%
5 Years	25.22%	25.22%	25.68%	207.85%	207.86%	213.52%
Since Inception	15.07%	15.07%	15.57%	230.05%	229.86%	241.96%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,138.70	$2.32	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Pharmaceuticals	89.43%
Biotechnology	10.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Johnson & Johnson	9.71%
Pfizer Inc.	8.04
Merck & Co. Inc.	7.35
Bristol-Myers Squibb Co.	6.61
Allergan Inc.	5.38
Actavis PLC	5.37
Eli Lilly and Co.	5.32
Perrigo Co. PLC	3.63
Mylan Inc.	3.57
Zoetis Inc.	3.28

TOTAL	58.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of October 31, 2014

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional BanksTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 3.49%, net of fees, while the total return for the Index was 3.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.38%	11.38%	11.88%	11.38%	11.38%	11.88%
5 Years	13.35%	13.35%	13.88%	87.13%	87.13%	91.52%
Since Inception	(2.07)%	(2.07)%	(1.68)%	(16.28)%	(16.29)%	(13.42)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.90	$2.21	$1,000.00	$1,023.00	$2.19	0.43%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Regional Banks	72.29%
Diversified Banks	22.43
Thrifts & Mortgage Finance	5.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

U.S. Bancorp	20.16%
PNC Financial Services Group Inc. (The)	12.27
BB&T Corp.	7.16
SunTrust Banks Inc.	5.46
Fifth Third Bancorp	4.38
M&T Bank Corp.	4.23
Regions Financial Corp.	3.60
KeyCorp	3.04
Comerica Inc.	2.27
Huntington Bancshares Inc.	2.13

TOTAL	64.70%

*	Excludes money market funds.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 94.80%
AAR Corp.	147,609	$3,911,638
AeroVironment Inc.[a,b]	104,821	3,212,764
Alliant Techsystems Inc.	58,154	6,801,692
Astronics Corp.[b]	75,150	3,893,521
B/E Aerospace Inc.[b]	126,388	9,409,587
Boeing Co. (The)	234,238	29,258,669
Cubic Corp.	89,487	4,316,853
Curtiss-Wright Corp.	99,023	6,853,382
DigitalGlobe Inc.[a,b]	185,038	5,290,236
Engility Holdings Inc.[b]	94,424	4,079,117
Esterline Technologies Corp.[a,b]	63,215	7,403,109
Exelis Inc.	387,176	6,911,092
GenCorp Inc.[a,b]	233,179	3,954,716
General Dynamics Corp.	167,963	23,474,509
HEICO Corp.	128,483	6,968,918
Hexcel Corp.[a,b]	186,108	7,796,064
Huntington Ingalls Industries Inc.	79,729	8,436,923
L-3 Communications Holdings Inc.	99,513	12,086,849
Lockheed Martin Corp.	131,247	25,011,741
Moog Inc. Class Aa,b	95,288	7,293,344
Northrop Grumman Corp.	137,299	18,941,770
Orbital Sciences Corp.[b]	182,786	4,807,272
Precision Castparts Corp.	82,495	18,206,646
Raytheon Co.	189,091	19,642,773
Rockwell Collins Inc.	151,094	12,714,560
Spirit AeroSystems Holdings Inc. Class Ab	213,392	8,394,841
Taser International Inc.[b]	221,199	4,167,389
Teledyne Technologies Inc.[b]	73,908	7,659,086
Textron Inc.	309,233	12,842,446
TransDigm Group Inc.	58,750	10,988,012
Triumph Group Inc.	103,262	7,190,133
United Technologies Corp.	285,876	30,588,732

		342,508,384
AIRPORT SERVICES — 1.12%
Wesco Aircraft Holdings Inc.[a,b]	227,917	4,045,527

		4,045,527
INDUSTRIAL MACHINERY — 1.31%
RBC Bearings Inc.	77,574	4,712,620

		4,712,620

Security	Shares	Value

IT CONSULTING & OTHER SERVICES — 0.91%
ManTech International Corp. Class A	116,570	$3,282,611

		3,282,611
LEISURE PRODUCTS — 1.77%
Smith & Wesson Holding Corp.[b]	305,294	3,101,787
Sturm, Ruger & Co. Inc.[a]	79,123	3,297,847

		6,399,634

TOTAL COMMON STOCKS
(Cost: $345,686,230)		360,948,776

SHORT-TERM INVESTMENTS — 6.02%

MONEY MARKET FUNDS — 6.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	20,267,801	20,267,801
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,172,257	1,172,257
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	328,294	328,294

		21,768,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,768,352)		21,768,352

TOTAL INVESTMENTS IN SECURITIES — 105.93%
(Cost: $367,454,582)		382,717,128
Other Assets, Less Liabilities — (5.93)%		(21,426,289)

NET ASSETS — 100.00%		$361,290,839

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

INVESTMENT BANKING & BROKERAGE — 69.31%
BGC Partners Inc. Class A	1,015,779	$8,613,806
Charles Schwab Corp. (The)	655,393	18,790,117
E*TRADE Financial Corp.[a,b]	534,880	11,927,824
Evercore Partners Inc. Class A	169,520	8,776,050
FXCM Inc. Class A	412,687	6,792,828
Goldman Sachs Group Inc. (The)	133,045	25,277,220
Greenhill & Co. Inc.	157,086	7,068,870
Investment Technology Group Inc.[a]	367,451	6,588,396
KCG Holdings Inc. Class Aa,b	621,063	6,620,532
LPL Financial Holdings Inc.	216,818	8,974,097
Morgan Stanley	634,188	22,164,871
Piper Jaffray Companies Inc.[a]	127,758	7,213,217
Raymond James Financial Inc.	225,407	12,652,095
RCS Capital Corp. Class A	288,746	4,738,322
Stifel Financial Corp.[a]	209,008	9,929,970
TD Ameritrade Holding Corp.	403,519	13,614,731

		179,742,946
SPECIALIZED FINANCE — 30.53%
CBOE Holdings Inc.	202,897	11,958,749
CME Group Inc.	229,992	19,275,630
Interactive Brokers Group Inc. Class A	322,861	8,336,271
Intercontinental Exchange Inc.	89,184	18,576,135
MarketAxess Holdings Inc.	150,194	9,710,042
NASDAQ OMX Group Inc. (The)	261,631	11,318,157

		79,174,984

TOTAL COMMON STOCKS
(Cost: $240,797,805)		258,917,930

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	246,730	246,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	14,270	14,270

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	433,922	$433,922

		694,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $694,922)		694,922

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $241,492,727)		259,612,852
Other Assets, Less Liabilities — (0.11)%		(283,801)

NET ASSETS — 100.00%		$259,329,051

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

DIVERSIFIED SUPPORT SERVICES — 1.02%
Healthcare Services Group Inc.	191,955	$5,716,419

		5,716,419
HEALTH CARE SERVICES — 28.44%
Air Methods Corp.[a,b]	96,056	4,536,725
Amedisys Inc.[a]	127,226	3,320,599
Bio-Reference Laboratories Inc.[a,b]	93,172	2,798,887
BioScrip Inc.[a,b]	265,674	1,716,254
CorVel Corp.[a]	43,500	1,497,270
DaVita HealthCare Partners Inc.[a]	256,123	19,995,523
Envision Healthcare Holdings Inc.[a,b]	288,479	10,082,341
Express Scripts Holding Co.[a]	691,770	53,141,771
Gentiva Health Services Inc.[a,b]	127,740	2,516,478
Healthways Inc.[a]	142,787	2,213,199
IPC The Hospitalist Co. Inc.[a,b]	62,259	2,593,710
Laboratory Corp. of America Holdings[a]	141,070	15,417,540
MEDNAX Inc.[a,b]	194,217	12,124,967
Premier Inc.[a,b]	100,661	3,360,064
Quest Diagnostics Inc.	240,226	15,244,742
Team Health Holdings Inc.[a,b]	150,115	9,388,192

		159,948,262
HEALTH CARE DISTRIBUTORS — 0.56%
PharMerica Corp.[a,b]	110,456	3,168,983

		3,168,983
HEALTH CARE FACILITIES — 21.98%
Acadia Healthcare Co. Inc.[a,b]	117,502	7,290,999
AmSurg Corp.[a,b]	109,363	5,906,696
Brookdale Senior Living Inc.[a,b]	342,833	11,556,900
Capital Senior Living Corp.[a]	109,737	2,469,082
Community Health Systems Inc.[a]	214,827	11,809,040
Ensign Group Inc. (The)	76,078	2,945,740
Hanger Inc.[a]	129,115	3,089,722
HCA Holdings Inc.[a]	381,911	26,752,866
HealthSouth Corp.	198,459	8,003,851
Kindred Healthcare Inc.	199,920	4,348,260
LifePoint Hospitals Inc.[a]	103,946	7,276,220
National Healthcare Corp.	37,094	2,237,139
Select Medical Holdings Corp.	300,249	4,329,591
Tenet Healthcare Corp.[a,b]	186,401	10,447,776
Universal Health Services Inc. Class B	146,384	15,181,485

		123,645,367

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 1.49%
HealthStream Inc.[a,b]	87,196	$2,699,588
HMS Holdings Corp.[a,b]	243,895	5,665,681

		8,365,269
LIFE SCIENCES TOOLS & SERVICES — 2.85%
Covance Inc.[a,b]	115,105	9,196,890
PAREXEL International Corp.[a,b]	126,152	6,851,315

		16,048,205
MANAGED HEALTH CARE — 43.58%
Aetna Inc.	402,031	33,171,578
Centene Corp.[a,b]	120,721	11,187,215
Cigna Corp.	317,348	31,598,340
Health Net Inc.[a]	177,737	8,444,285
Humana Inc.	199,360	27,681,136
Magellan Health Inc.[a]	84,339	5,104,196
Molina Healthcare Inc.[a,b]	91,517	4,451,387
Triple-S Management Corp. Class Ba,b	105,937	2,345,445
UnitedHealth Group Inc.	789,196	74,981,512
Universal American Corp.[a]	230,127	2,144,784
WellCare Health Plans Inc.[a,b]	84,529	5,736,983
WellPoint Inc.	301,765	38,230,608

		245,077,469

TOTAL COMMON STOCKS
(Cost: $454,406,078)		561,969,974

SHORT-TERM INVESTMENTS — 8.71%

MONEY MARKET FUNDS — 8.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	45,733,427	45,733,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,645,148	2,645,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	578,225	578,225

		48,956,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,956,800)		48,956,800

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

October 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 108.63%
(Cost: $503,362,878)	$610,926,774
Other Assets, Less Liabilities — (8.63)%	(48,510,137)

NET ASSETS — 100.00%	$562,416,637

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

BUILDING PRODUCTS — 13.27%
Fortune Brands Home & Security Inc.	622,996	$26,944,577
Lennox International Inc.	272,289	24,211,938
Masco Corp.	1,221,229	26,952,524
Masonite International Corp.[a,b]	271,565	14,680,804
Owens Corning	670,901	21,509,086
Quanex Building Products Corp.	725,593	14,526,372
Simpson Manufacturing Co. Inc.	509,086	16,840,565
Trex Co. Inc.[a,b]	413,505	17,780,715
Universal Forest Products Inc.	312,198	15,600,534
USG Corp.[a,b]	680,942	18,290,102

		197,337,217
CONSTRUCTION MATERIALS — 1.43%
Eagle Materials Inc.	243,012	21,246,539

		21,246,539
FOREST PRODUCTS — 1.30%
Louisiana-Pacific Corp.[a]	1,320,479	19,278,994

		19,278,994
HOME FURNISHINGS — 4.74%
Ethan Allen Interiors Inc.[b]	515,776	14,596,461
Leggett & Platt Inc.	687,278	27,065,007
Mohawk Industries Inc.[a]	202,873	28,816,081

		70,477,549
HOME IMPROVEMENT RETAIL — 9.60%
Home Depot Inc. (The)	737,848	71,954,937
Lowe’s Companies Inc.	955,505	54,654,886
Lumber Liquidators Holdings Inc.[a,b]	302,013	16,239,239

		142,849,062
HOMEBUILDING — 64.38%
Beazer Homes USA Inc.[a,b]	716,514	12,847,096
Cavco Industries Inc.[a,b]	220,278	16,051,658
D.R. Horton Inc.	6,997,050	159,462,770
Hovnanian Enterprises Inc. Class Aa,b	3,381,094	12,712,913
KB Home	2,203,852	34,688,631
Lennar Corp. Class A	3,765,121	162,201,413
M.D.C. Holdings Inc.[b]	976,104	23,836,460
M/I Homes Inc.[a,b]	653,236	14,070,704
Meritage Homes Corp.[a,b]	903,670	33,246,019
NVR Inc.[a,b]	87,667	107,618,256
PulteGroup Inc.	7,216,018	138,475,385

Security	Shares	Value

Ryland Group Inc. (The)	1,125,435	$40,301,827
Standard-Pacific Corp.[a,b]	3,732,321	27,619,175
Taylor Morrison Home Corp. Class Aa	867,536	14,956,321
Toll Brothers Inc.[a,b]	3,503,933	111,950,659
TRI Pointe Homes Inc.[a]	3,480,044	47,641,802

		957,681,089
SPECIALTY CHEMICALS — 2.60%
Sherwin-Williams Co. (The)	168,759	38,740,316

		38,740,316
TRADING COMPANIES & DISTRIBUTORS — 2.62%
Beacon Roofing Supply Inc.[a,b]	606,773	16,789,409
Watsco Inc.	218,852	22,239,740

		39,029,149

TOTAL COMMON STOCKS
(Cost: $1,560,406,093)		1,486,639,915

SHORT-TERM INVESTMENTS — 10.27%

MONEY MARKET FUNDS — 10.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	143,557,095	143,557,095
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	8,303,112	8,303,112
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	923,453	923,453

		152,783,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,783,660)		152,783,660

TOTAL INVESTMENTS IN SECURITIES — 110.21%
(Cost: $1,713,189,753)		1,639,423,575
Other Assets, Less Liabilities — (10.21)%		(151,874,984)

NET ASSETS — 100.00%		$1,487,548,591

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

INSURANCE BROKERS — 2.04%
Arthur J. Gallagher & Co.	34,893	$1,664,396
Brown & Brown Inc.	25,967	827,309
eHealth Inc.[a,b]	3,888	97,005

		2,588,710
LIFE & HEALTH INSURANCE — 33.40%
Aflac Inc.	99,412	5,937,879
American Equity Investment Life Holding Co.	16,433	424,136
CNO Financial Group Inc.	46,577	844,441
Lincoln National Corp.	57,283	3,136,817
MetLife Inc.	246,809	13,386,920
National Western Life Insurance Co. Class A	496	134,416
Primerica Inc.	11,930	610,219
Principal Financial Group Inc.	59,973	3,140,786
Protective Life Corp.	17,314	1,206,440
Prudential Financial Inc.	100,940	8,937,228
StanCorp Financial Group Inc.	9,608	668,332
Symetra Financial Corp.	20,885	494,975
Torchmark Corp.	28,660	1,517,834
Unum Group	55,903	1,870,514

		42,310,937
MULTI-LINE INSURANCE — 23.20%
American Financial Group Inc.	16,420	982,409
American International Group Inc.	313,117	16,773,678
American National Insurance Co.	1,889	215,497
Assurant Inc.	15,639	1,066,892
Genworth Financial Inc. Class Aa	108,805	1,522,182
Hartford Financial Services Group Inc. (The)	98,255	3,888,933
HCC Insurance Holdings Inc.	21,960	1,146,092
Horace Mann Educators Corp.	9,005	273,842
Kemper Corp.	10,993	405,092
Loews Corp.	66,896	2,916,666
National General Holdings Corp.	10,459	196,106

		29,387,389
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.08%
Voya Financial Inc.	34,692	1,361,661

		1,361,661
PROPERTY & CASUALTY INSURANCE — 38.97%
ACE Ltd.	73,664	8,051,475

Security	Shares	Value

Allied World Assurance Co. Holdings Ltd.	21,268	$808,184
Allstate Corp. (The)	95,101	6,167,300
Ambac Financial Group Inc.[a]	9,887	226,215
Amerisafe Inc.	4,088	170,470
AmTrust Financial Services Inc.[b]	6,479	290,713
Arch Capital Group Ltd.[a]	29,649	1,669,832
Argo Group International Holdings Ltd.	5,750	320,850
Assured Guaranty Ltd.	37,065	855,460
Axis Capital Holdings Ltd.	23,128	1,113,382
Chubb Corp. (The)	52,769	5,243,128
Cincinnati Financial Corp.	32,323	1,631,342
CNA Financial Corp.	5,911	231,002
Employers Holdings Inc.	6,874	140,161
Erie Indemnity Co. Class A	5,438	461,523
First American Financial Corp.	23,526	713,308
Hanover Insurance Group Inc. (The)	9,679	647,912
Hilltop Holdings Inc.[a]	15,057	331,706
Infinity Property and Casualty Corp.	2,524	184,277
Markel Corp.[a,b]	3,066	2,118,269
MBIA Inc.[a]	30,985	302,414
Mercury General Corp.	7,972	423,473
Navigators Group Inc. (The)[a,b]	2,382	162,190
Old Republic International Corp.	53,291	787,108
OneBeacon Insurance Group Ltd. Class A	5,030	80,128
ProAssurance Corp.	12,816	599,532
Progressive Corp. (The)	118,097	3,118,942
RLI Corp.	8,129	403,117
Safety Insurance Group Inc.	2,769	172,730
Selective Insurance Group Inc.	12,311	317,870
Travelers Companies Inc. (The)	74,398	7,499,318
United Fire Group Inc.	4,653	151,129
W.R. Berkley Corp.	22,404	1,154,702
White Mountains Insurance Group Ltd.	1,348	842,392
XL Group PLC	58,249	1,973,476

		49,365,030
REINSURANCE — 1.26%
Alleghany Corp.[a]	3,594	1,596,742

		1,596,742

TOTAL COMMON STOCKS
(Cost: $103,301,168)		126,610,469

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

October 31, 2014

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	971,826	$971,826
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	56,209	56,209
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	91,420	91,420

		1,119,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,119,455)		1,119,455

TOTAL INVESTMENTS IN SECURITIES — 100.83%
(Cost: $104,420,623)		127,729,924
Other Assets, Less Liabilities — (0.83)%		(1,049,608)

NET ASSETS — 100.00%		$126,680,316

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

HEALTH CARE EQUIPMENT — 87.80%
Abbott Laboratories	1,821,368	$79,393,431
ABIOMED Inc.[a,b]	99,275	3,255,227
Accuray Inc.[a,b]	223,555	1,415,103
Analogic Corp.	33,838	2,468,144
Baxter International Inc.	715,843	50,209,228
Becton, Dickinson and Co.	284,889	36,665,214
Boston Scientific Corp.[a]	2,078,510	27,602,613
C.R. Bard Inc.	126,217	20,695,802
Cantel Medical Corp.	89,986	3,815,406
Cardiovascular Systems Inc.[a,b]	79,420	2,462,020
CareFusion Corp.[a]	354,249	20,323,265
Covidien PLC	596,009	55,095,072
Cynosure Inc. Class Aa	66,085	1,671,290
DexCom Inc.[a,b]	153,294	6,890,565
Edwards Lifesciences Corp.[a,b]	180,813	21,863,908
Globus Medical Inc. Class Aa	169,193	3,751,009
HeartWare International Inc.[a,b]	41,320	3,186,598
Hill-Rom Holdings Inc.	129,240	5,748,595
Hologic Inc.[a,b]	457,868	11,991,563
IDEXX Laboratories Inc.[a,b]	94,820	13,433,149
Insulet Corp.[a]	131,155	5,661,961
Integra LifeSciences Holdings Corp.[a,b]	64,353	3,289,082
Intuitive Surgical Inc.[a]	56,088	27,808,430
Invacare Corp.	93,250	1,464,958
Masimo Corp.[a]	130,980	3,305,935
Medtronic Inc.	1,186,063	80,842,054
Natus Medical Inc.[a,b]	87,559	2,977,006
NuVasive Inc.[a]	113,183	4,629,185
NxStage Medical Inc.[a]	161,016	2,441,003
ResMed Inc.[b]	256,333	13,385,709
Sirona Dental Systems Inc.[a,b]	111,521	8,759,975
St. Jude Medical Inc.	437,403	28,068,151
Steris Corp.	126,086	7,792,115
Stryker Corp.	433,430	37,938,128
Symmetry Medical Inc.[a]	123,076	1,218,452
Teleflex Inc.	83,033	9,475,726
Thoratec Corp.[a]	140,385	3,815,664
Tornier NVa	98,949	2,765,625
Varian Medical Systems Inc.[a,b]	182,236	15,329,692
Volcano Corp.[a,b]	150,633	1,524,406
Wright Medical Group Inc.[a,b]	123,799	3,914,524
Zeltiq Aesthetics Inc.[a]	81,655	2,093,634

Security	Shares	Value

Zimmer Holdings Inc.	261,598	$29,100,162

		669,538,779
HEALTH CARE TECHNOLOGY — 0.41%
Omnicell Inc.[a,b]	96,520	3,118,561

		3,118,561

LIFE SCIENCES TOOLS & SERVICES — 11.67%
Bio-Rad Laboratories Inc. Class Aa,b	46,136	5,205,063
Bruker Corp.[a]	253,768	5,260,611
Fluidigm Corp.[a,b]	77,179	2,238,191
Thermo Fisher Scientific Inc.	508,517	59,786,344
Waters Corp.[a,b]	148,927	16,501,112

		88,991,321

TOTAL COMMON STOCKS
(Cost: $656,389,373)		761,648,661

SHORT-TERM INVESTMENTS — 4.12%

MONEY MARKET FUNDS — 4.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	29,212,314	29,212,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,689,594	1,689,594
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	515,732	515,732

		31,417,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,417,640)		31,417,640

TOTAL INVESTMENTS IN SECURITIES — 104.00%
(Cost: $687,807,013)		793,066,301
Other Assets, Less Liabilities — (4.00)%		(30,536,811)

NET ASSETS — 100.00%		$762,529,490

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

OIL & GAS EXPLORATION & PRODUCTION — 77.06%
Anadarko Petroleum Corp.	400,795	$36,784,965
Antero Resources Corp.[a,b]	43,529	2,282,661
Apache Corp.	302,975	23,389,670
Approach Resources Inc.[a,b]	28,311	280,279
Athlon Energy Inc.[a]	50,971	2,971,609
Bill Barrett Corp.[a]	39,390	598,728
Bonanza Creek Energy Inc.[a,b]	25,410	1,149,548
Cabot Oil & Gas Corp.	330,557	10,280,323
Carrizo Oil & Gas Inc.[a]	33,471	1,738,484
Chesapeake Energy Corp.	411,372	9,124,231
Cimarex Energy Co.	68,936	7,835,955
Clayton Williams Energy Inc.[a,b]	4,762	395,913
Cobalt International Energy Inc.[a,b]	235,048	2,752,412
Comstock Resources Inc.	35,062	415,134
Concho Resources Inc.[a]	89,475	9,755,459
ConocoPhillips	973,989	70,273,306
Contango Oil & Gas Co.[a]	12,380	452,737
Continental Resources Inc.[a]	67,795	3,821,604
Denbury Resources Inc.	278,949	3,458,967
Devon Energy Corp.	304,624	18,277,440
Eclipse Resources Corp.[a,b]	23,685	310,510
Energen Corp.	57,984	3,925,517
Energy XXI (Bermuda) Ltd.[b]	73,690	566,676
EOG Resources Inc.	433,664	41,219,763
EP Energy Corp. Class Aa,b	28,808	420,597
EQT Corp.	120,011	11,285,834
EXCO Resources Inc.[b]	132,817	405,092
Goodrich Petroleum Corp.[a,b]	27,595	227,383
Gulfport Energy Corp.[a]	67,677	3,396,032
Halcon Resources Corp.[a,b]	200,722	624,245
Kodiak Oil & Gas Corp.[a,b]	211,401	2,281,017
Kosmos Energy Ltd.[a]	85,343	796,250
Laredo Petroleum Inc.[a,b]	65,831	1,248,156
Magnum Hunter Resources Corp.[a,b]	150,125	696,580
Marathon Oil Corp.	534,290	18,913,866
Matador Resources Co.[a,b]	53,458	1,297,426
Memorial Resource Development Corp.[a]	33,341	903,208
Murphy Oil Corp.	132,225	7,059,493
Newfield Exploration Co.[a]	108,197	3,528,304
Noble Energy Inc.	285,367	16,445,700
Northern Oil and Gas Inc.[a,b]	44,864	506,963

Security	Shares	Value

Oasis Petroleum Inc.[a]	80,101	$2,399,826
Parsley Energy Inc. Class Aa	38,898	660,099
PDC Energy Inc.[a]	28,409	1,242,041
Penn Virginia Corp.[a]	56,314	482,611
Pioneer Natural Resources Co.	113,356	21,431,085
QEP Resources Inc.	131,179	3,288,657
Range Resources Corp.	133,637	9,140,771
Resolute Energy Corp.[a,b]	52,714	183,445
Rex Energy Corp.[a,b]	38,132	298,955
Rice Energy Inc.[a,b]	54,711	1,446,012
Rosetta Resources Inc.[a,b]	48,787	1,855,370
RSP Permian Inc.[a,b]	28,577	699,279
Sanchez Energy Corp.[a,b]	40,857	697,429
SandRidge Energy Inc.[a,b]	312,021	1,216,882
SM Energy Co.	53,372	3,004,844
Southwestern Energy Co.[a,b]	279,751	9,094,705
Stone Energy Corp.[a]	44,262	1,084,419
Swift Energy Co.[a,b]	35,008	239,805
Synergy Resources Corp.[a,b]	52,975	645,765
Triangle Petroleum Corp.[a,b]	59,479	460,962
Ultra Petroleum Corp.[a,b]	121,197	2,763,292
W&T Offshore Inc.	27,801	252,711
Whiting Petroleum Corp.[a,b]	94,253	5,772,054
WPX Energy Inc.[a,b]	160,656	3,071,743

		393,530,799
OIL & GAS REFINING & MARKETING — 19.54%
Clean Energy Fuels Corp.[a,b]	53,850	393,644
CVR Energy Inc.	12,362	600,546
Delek US Holdings Inc.	42,464	1,439,105
HollyFrontier Corp.	157,286	7,137,639
Marathon Petroleum Corp.	224,435	20,401,142
PBF Energy Inc.	69,571	1,813,716
Phillips 66	442,721	34,753,598
Tesoro Corp.	101,587	7,254,328
Valero Energy Corp.	418,224	20,948,840
Western Refining Inc.	59,360	2,706,222
World Fuel Services Corp.	57,259	2,361,361

		99,810,141
OIL & GAS STORAGE & TRANSPORTATION — 3.16%
Cheniere Energy Inc.[a]	175,261	13,144,575
Targa Resources Corp.	23,361	3,004,925

		16,149,500

TOTAL COMMON STOCKS
(Cost: $550,728,048)		509,490,440

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

October 31, 2014

Security	Shares	Value
WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 5.14%

MONEY MARKET FUNDS — 5.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,338,006	24,338,006
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,407,671	1,407,671
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	488,280	488,280

		26,233,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,233,957)		26,233,957

TOTAL INVESTMENTS IN SECURITIES — 104.90%
(Cost: $576,962,005)		535,724,397
Other Assets, Less Liabilities — (4.90)%		(25,039,490)

NET ASSETS — 100.00%		$510,684,907

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

INDUSTRIAL MACHINERY — 0.62%
Chart Industries Inc.[a,b]	63,423	$2,952,341

		2,952,341
OIL & GAS DRILLING — 18.44%
Atwood Oceanics Inc.[a]	116,035	4,716,823
Diamond Offshore Drilling Inc.[b]	130,082	4,905,392
Ensco PLC Class A	338,675	13,746,818
Helmerich & Payne Inc.	157,093	13,638,814
Hercules Offshore Inc.[a,b]	444,239	732,994
Nabors Industries Ltd.	458,906	8,191,472
Nobel Corp. PLC	407,186	8,518,331
Paragon Offshore PLC[a]	225,488	1,098,127
Parker Drilling Co.[a]	309,755	1,375,312
Patterson-UTI Energy Inc.	253,552	5,839,303
Pioneer Energy Services Corp.[a]	155,273	1,425,406
Rowan Companies PLC Class A	228,713	5,550,865
Transocean Ltd.	478,990	14,288,272
Unit Corp.[a]	88,383	4,279,505

		88,307,434
OIL & GAS EQUIPMENT & SERVICES — 79.31%
Baker Hughes Inc.	513,497	27,194,801
Basic Energy Services Inc.[a]	88,565	1,142,488
Bristow Group Inc.	70,239	5,190,662
C&J Energy Services Inc.[a]	104,737	2,022,471
Cameron International Corp.[a]	277,640	16,533,462
CARBO Ceramics Inc.[b]	40,539	2,094,650
Core Laboratories NV	70,903	9,893,096
Dresser-Rand Group Inc.[a]	130,101	10,629,252
Dril-Quip Inc.[a]	72,494	6,520,835
ERA Group Inc.[a]	54,033	1,263,832
Exterran Holdings Inc.	127,108	4,999,158
FMC Technologies Inc.[a]	326,214	18,281,033
Forum Energy Technologies Inc.[a]	133,117	3,634,094
Frank’s International NV	88,347	1,522,219
Geospace Technologies Corp.[a]	36,025	1,109,210
GulfMark Offshore Inc. Class A	64,384	1,941,821
Halliburton Co.	873,602	48,170,414
Helix Energy Solutions Group Inc.[a,b]	193,564	5,156,545
Hornbeck Offshore Services Inc.[a,b]	73,786	2,262,279
ION Geophysical Corp.[a]	369,764	1,035,339
Key Energy Services Inc.[a,b]	332,947	1,012,159
Matrix Service Co.[a]	69,630	1,744,928

Security	Shares	Value

McDermott International Inc.[a,b]	517,569	$1,987,465
National Oilwell Varco Inc.	488,922	35,515,294
Newpark Resources Inc.[a,b]	199,813	2,283,863
Oceaneering International Inc.	171,366	12,041,889
Oil States International Inc.[a]	100,336	5,994,073
PHI Inc.[a]	35,221	1,575,787
RPC Inc.	139,112	2,281,437
Schlumberger Ltd.	1,109,685	109,481,522
SEACOR Holdings Inc.[a]	41,526	3,423,819
Seventy Seven Energy Inc.[a,b]	90,278	1,179,933
Superior Energy Services Inc.	262,957	6,613,368
Tesco Corp.	93,148	1,773,538
TETRA Technologies Inc.[a,b]	194,897	1,857,368
Tidewater Inc.	99,731	3,677,082
Weatherford International Ltd.[a]	1,015,393	16,672,753

		379,713,939
OIL & GAS EXPLORATION & PRODUCTION — 1.43%
Diamondback Energy Inc.[a,b]	99,757	6,827,369

		6,827,369

TOTAL COMMON STOCKS
(Cost: $515,663,672)		477,801,083

SHORT-TERM INVESTMENTS — 6.37%

MONEY MARKET FUNDS — 6.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	28,081,032	28,081,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,624,162	1,624,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	797,917	797,917

		30,503,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,503,111)		30,503,111

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

October 31, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 106.17%
(Cost: $546,166,783)	$508,304,194
Other Assets, Less Liabilities — (6.17)%	(29,535,321)

NET ASSETS — 100.00%	$478,768,873

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 10.56%
Aegerion Pharmaceuticals Inc.[a]	252,627	$5,100,539
AMAG Pharmaceuticals Inc.[a,b]	254,350	8,396,094
Anacor Pharmaceuticals Inc.[a]	350,128	10,297,264
ARIAD Pharmaceuticals Inc.[a,b]	1,465,087	8,731,919
Infinity Pharmaceuticals Inc.[a]	457,741	6,234,432
Ironwood Pharmaceuticals Inc. Class Aa,b	742,528	10,410,243
Kythera Biopharmaceuticals Inc.[a,b]	195,644	6,896,451
Merrimack Pharmaceuticals Inc.[a,b]	1,009,177	9,254,153
NewLink Genetics Corp.[a,b]	248,718	8,120,643
Spectrum Pharmaceuticals Inc.[a,b]	767,836	5,820,197
TESARO Inc.[a,b]	228,255	6,350,054

		85,611,989
PHARMACEUTICALS — 89.38%
Actavis PLC[a]	179,005	43,451,674
Akorn Inc.[a,b]	331,515	14,768,993
Allergan Inc.	229,120	43,546,547
Auxilium Pharmaceuticals Inc.[a,b]	397,332	12,782,171
AVANIR Pharmaceuticals Inc. Class Aa,b	1,438,638	18,615,976
Bristol-Myers Squibb Co.	920,344	53,554,817
Catalent Inc.[a,b]	361,968	9,422,027
Depomed Inc.[a,b]	552,200	8,503,880
Eli Lilly and Co.	649,398	43,074,569
Endo International PLC[a]	316,249	21,163,383
Hospira Inc.[a]	370,208	19,880,170
Impax Laboratories Inc.[a,b]	413,981	11,993,030
Jazz Pharmaceuticals PLC[a]	119,986	20,258,436
Johnson & Johnson	729,814	78,659,353
Lannett Co. Inc.[a]	217,486	12,335,806
Mallinckrodt PLC[a]	236,244	21,776,972
Medicines Co. (The)[a]	396,316	10,034,721
Merck & Co. Inc.	1,027,508	59,533,814
Mylan Inc.[a,b]	540,322	28,934,243
Pacira Pharmaceuticals Inc.[a,b]	134,687	12,501,647
Perrigo Co. PLC	182,331	29,437,340
Pfizer Inc.	2,174,835	65,136,308
Prestige Brands Holdings Inc.[a,b]	306,436	10,853,963
Sagent Pharmaceuticals Inc.[a,b]	249,166	7,883,612
Salix Pharmaceuticals Ltd.[a,b]	135,605	19,506,779
TherapeuticsMD Inc.[a,b]	933,763	4,145,908
Theravance Biopharma Inc.[a]	246,361	4,508,406

Security	Shares	Value

Theravance Inc.[b]	493,271	$7,902,201
VIVUS Inc.[a,b]	1,071,996	3,634,067
Zoetis Inc.	713,770	26,523,693

		724,324,506

TOTAL COMMON STOCKS
(Cost: $644,401,067)		809,936,495

SHORT-TERM INVESTMENTS — 17.05%

MONEY MARKET FUNDS — 17.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	130,266,763	130,266,763
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	7,534,421	7,534,421
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	386,721	386,721

		138,187,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,187,905)		138,187,905

TOTAL INVESTMENTS IN SECURITIES — 116.99%
(Cost: $782,588,972)		948,124,400
Other Assets, Less Liabilities — (16.99)%		(137,718,595)

NET ASSETS — 100.00%		$810,405,805

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

DIVERSIFIED BANKS — 22.41%
Comerica Inc.	282,984	$13,509,656
U.S. Bancorp	2,819,981	120,131,191

		133,640,847
REGIONAL BANKS — 72.22%
Associated Banc-Corp.	242,478	4,558,586
BancorpSouth Inc.	133,504	3,074,597
Bank of Hawaii Corp.	69,318	4,058,569
BB&T Corp.	1,126,116	42,657,274
BOK Financial Corp.	33,529	2,298,748
Cathay General Bancorp	115,749	3,056,931
City National Corp.	74,910	5,896,166
Commerce Bancshares Inc.	123,300	5,580,558
Cullen/Frost Bankers Inc.	85,759	6,930,185
East West Bancorp Inc.	224,350	8,247,106
F.N.B. Corp.	272,189	3,481,297
Fifth Third Bancorp	1,305,547	26,097,885
First Financial Bankshares Inc.	100,035	3,179,112
First Horizon National Corp.	371,248	4,774,249
First Niagara Financial Group Inc.	554,047	4,149,812
First Republic Bank	190,387	9,696,410
FirstMerit Corp.	258,827	4,749,476
Fulton Financial Corp.	294,227	3,495,417
Glacier Bancorp Inc.	116,729	3,348,955
Hancock Holding Co.	128,166	4,510,162
Huntington Bancshares Inc.	1,278,519	12,670,123
IBERIABANK Corp.	52,375	3,606,543
International Bancshares Corp.	90,884	2,578,379
KeyCorp	1,372,159	18,112,499
M&T Bank Corp.[a]	206,541	25,235,179
MB Financial Inc.	99,359	3,134,777
PNC Financial Services Group Inc. (The)[b]	845,956	73,082,139
Popular Inc.[c]	161,966	5,163,476
PrivateBancorp Inc.	110,110	3,558,755
Prosperity Bancshares Inc.	93,891	5,670,078
Regions Financial Corp.	2,157,314	21,422,128
Signature Bank[c]	78,757	9,539,835
SunTrust Banks Inc.	830,930	32,522,600
Susquehanna Bancshares Inc.	293,199	2,876,282
SVB Financial Group[a,c]	79,420	8,894,246
Synovus Financial Corp.	217,575	5,517,702
TCF Financial Corp.	261,236	4,036,096
Texas Capital Bancshares Inc.[a,c]	67,526	4,129,215

Security	Shares	Value

Trustmark Corp.	105,324	$2,562,533
UMB Financial Corp.	59,161	3,524,812
Umpqua Holdings Corp.	292,441	5,146,962
United Bankshares Inc.	99,697	3,417,613
Valley National Bancorp[a]	343,599	3,429,118
Webster Financial Corp.	141,366	4,430,410
Wintrust Financial Corp.	72,968	3,379,878
Zions Bancorp	317,294	9,192,007

		430,674,880
THRIFTS & MORTGAGE FINANCE — 5.28%
Capitol Federal Financial Inc.	204,794	2,623,411
Hudson City Bancorp Inc.	752,956	7,266,025
New York Community Bancorp Inc.	692,707	11,048,677
People’s United Financial Inc.	485,542	7,098,624
Washington Federal Inc.	155,929	3,403,930

		31,440,667

TOTAL COMMON STOCKS
(Cost: $564,415,483)		595,756,394

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	6,237,875	6,237,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	360,788	360,788
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	704,679	704,679

		7,303,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,303,342)		7,303,342

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $571,718,825)		603,059,736
Other Assets, Less Liabilities — (1.13)%		(6,736,558)

NET ASSETS — 100.00%		$596,323,178

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$345,686,230	$240,797,805	$454,406,078
Affiliated (Note 2)	21,768,352	694,922	48,956,800

Total cost of investments	$367,454,582	$241,492,727	$503,362,878

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$360,948,776	$258,917,930	$561,969,974
Affiliated (Note 2)	21,768,352	694,922	48,956,800

Total fair value of investments	382,717,128	259,612,852	610,926,774
Receivables:
Dividends and interest	139,984	63,055	20,528
Capital shares sold	—	3,389	59,374

Total Assets	382,857,112	259,679,296	611,006,676

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	21,440,058	261,000	48,378,575
Investment advisory fees (Note 2)	126,215	89,245	211,464

Total Liabilities	21,566,273	350,245	48,590,039

NET ASSETS	$361,290,839	$259,329,051	$562,416,637

Net assets consist of:
Paid-in capital	$351,837,339	$299,098,860	$426,835,576
Undistributed (distributions in excess of) net investment income	(448,071)	(14,877)	68,222
Undistributed net realized gain (accumulated net realized loss)	(5,360,975)	(57,875,057)	27,948,943
Net unrealized appreciation	15,262,546	18,120,125	107,563,896

NET ASSETS	$361,290,839	$259,329,051	$562,416,637

Shares outstanding[b]	3,250,000	6,450,000	4,950,000

Net asset value per share	$111.17	$40.21	$113.62

[a]	Securities on loan with values of $20,958,350, $251,842 and $47,229,584, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,560,406,093	$103,301,168	$656,389,373
Affiliated (Note 2)	152,783,660	1,119,455	31,417,640

Total cost of investments	$1,713,189,753	$104,420,623	$687,807,013

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,486,639,915	$126,610,469	$761,648,661
Affiliated (Note 2)	152,783,660	1,119,455	31,417,640

Total fair value of investments	1,639,423,575	127,729,924	793,066,301
Receivables:
Dividends and interest	498,925	23,283	645,141
Capital shares sold	49,827	—	—

Total Assets	1,639,972,327	127,753,207	793,711,442

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	151,860,207	1,028,035	30,901,908
Capital shares redeemed	27,217	—	6,361
Investment advisory fees (Note 2)	536,312	44,856	273,683

Total Liabilities	152,423,736	1,072,891	31,181,952

NET ASSETS	$1,487,548,591	$126,680,316	$762,529,490

Net assets consist of:
Paid-in capital	$1,753,721,106	$109,825,970	$664,658,929
Undistributed net investment income	379,030	44,555	1,039,242
Accumulated net realized loss	(192,785,367)	(6,499,510)	(8,427,969)
Net unrealized appreciation (depreciation)	(73,766,178)	23,309,301	105,259,288

NET ASSETS	$1,487,548,591	$126,680,316	$762,529,490

Shares outstanding[b]	61,850,000	2,600,000	7,100,000

Net asset value per share	$24.05	$48.72	$107.40

[a]	Securities on loan with values of $148,301,230, $1,006,951 and $30,214,185, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$550,728,048	$515,663,672	$644,401,067
Affiliated (Note 2)	26,233,957	30,503,111	138,187,905

Total cost of investments	$576,962,005	$546,166,783	$782,588,972

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$509,490,440	$477,801,083	$809,936,495
Affiliated (Note 2)	26,233,957	30,503,111	138,187,905

Total fair value of investments	535,724,397	508,304,194	948,124,400
Receivables:
Investment securities sold	—	—	9,350,450
Dividends and interest	863,910	347,315	409,088
Capital shares sold	20,974	—	—

Total Assets	536,609,281	508,651,509	957,883,938

LIABILITIES
Payables:
Investment securities purchased	—	—	2,718,586
Collateral for securities on loan (Note 1)	25,745,677	29,705,194	137,801,184
Securities related to in-kind transactions (Note 4)	—	—	6,678,983
Investment advisory fees (Note 2)	178,697	177,442	279,380

Total Liabilities	25,924,374	29,882,636	147,478,133

NET ASSETS	$510,684,907	$478,768,873	$810,405,805

Net assets consist of:
Paid-in capital	$569,580,906	$606,398,801	$592,416,745
Undistributed net investment income	752,093	127,458	101,908
Undistributed net realized gain (accumulated net realized loss)	(18,410,484)	(89,894,797)	52,351,724
Net unrealized appreciation (depreciation)	(41,237,608)	(37,862,589)	165,535,428

NET ASSETS	$510,684,907	$478,768,873	$810,405,805

Shares outstanding[b]	6,300,000	7,900,000	5,550,000

Net asset value per share	$81.06	$60.60	$146.02

[a]	Securities on loan with values of $24,958,692, $28,897,650 and $134,423,609, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

iShares U.S. Regional Banks ETF

ASSETS
Investments, at cost:
Unaffiliated	$497,457,269
Affiliated (Note 2)	74,261,556

Total cost of investments	$571,718,825

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$522,674,255
Affiliated (Note 2)	80,385,481

Total fair value of investments	603,059,736
Receivables:
Dividends and interest	501,713
Capital shares sold	5,507

Total Assets	603,566,956

LIABILITIES
Payables:
Investment securities purchased	458,041
Collateral for securities on loan (Note 1)	6,598,663
Investment advisory fees (Note 2)	187,074

Total Liabilities	7,243,778

NET ASSETS	$596,323,178

Net assets consist of:
Paid-in capital	$595,018,611
Undistributed net investment income	1,087,966
Accumulated net realized loss	(31,124,310)
Net unrealized appreciation	31,340,911

NET ASSETS	$596,323,178

Shares outstanding[b]	17,600,000

Net asset value per share	$33.88

[a]	Securities on loan with a value of $6,468,180. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,808,923	$1,522,865	$1,730,518
Interest — affiliated (Note 2)	2	1	4
Securities lending income — affiliated (Note 2)	120,576	2,896	30,170

Total investment income	3,929,501	1,525,762	1,760,692

EXPENSES
Investment advisory fees (Note 2)	813,128	463,349	1,168,193

Total expenses	813,128	463,349	1,168,193

Net investment income	3,116,373	1,062,413	592,499

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(668,078)	(1,200,670)	197,706
In-kind redemptions — unaffiliated	35,917,082	8,783,190	37,095,927

Net realized gain	35,249,004	7,582,520	37,293,633

Net change in unrealized appreciation/depreciation	(33,614,574)	7,666,063	49,422,749

Net realized and unrealized gain	1,634,430	15,248,583	86,716,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,750,803	$16,310,996	$87,308,881

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,286,558	$1,197,669	$4,088,991
Interest — affiliated (Note 2)	3	—	3
Securities lending income — affiliated (Note 2)	159,787	3,499	126,714

Total investment income	6,446,348	1,201,168	4,215,708

EXPENSES
Investment advisory fees (Note 2)	3,414,797	290,962	1,589,083

Total expenses	3,414,797	290,962	1,589,083

Net investment income	3,031,551	910,206	2,626,625

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,403,306)	216,511	(1,320,013)
In-kind redemptions — unaffiliated	38,970,977	—	—

Net realized gain	17,567,671	13,365,430	26,776,351

Net change in unrealized appreciation/depreciation	17,491,105	(6,384,493)	61,693,750

Net realized and unrealized gain	35,058,776	6,980,937	88,470,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,090,327	$7,891,143	$91,096,726

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,584,463	$4,725,157	$6,848,703
Interest — affiliated (Note 2)	1	3	3
Securities lending income — affiliated (Note 2)	96,996	175,887	692,344

Total investment income	4,681,460	4,901,047	7,541,050

EXPENSES
Investment advisory fees (Note 2)	1,197,278	1,265,110	1,556,266

Total expenses	1,197,278	1,265,110	1,556,266

Net investment income	3,484,182	3,635,937	5,984,784

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,947,706)	241,966	(5,220,357)
In-kind redemptions — unaffiliated	19,798,781	19,136,870	66,499,172

Net realized gain	17,851,075	19,378,836	61,278,815

Net change in unrealized appreciation/depreciation	(77,514,355)	(100,590,560)	27,774,937

Net realized and unrealized gain (loss)	(59,663,280)	(81,211,724)	89,053,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,179,098)	$(77,575,787)	$95,038,536

[a]	Net of foreign withholding tax of $ —, $14,929 and $ —, respectively.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

iShares U.S. Regional Banks ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,687,872
Dividends — affiliated (Note 2)	654,602
Interest — affiliated (Note 2)	1
Securities lending income — affiliated (Note 2)	2,463

Total investment income	5,344,938

EXPENSES
Investment advisory fees (Note 2)	1,049,546

Total expenses	1,049,546

Net investment income	4,295,392

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,162,888)
Investments — affiliated (Note 2)	(16,987)
In-kind redemptions — unaffiliated	16,898,764
In-kind redemptions — affiliated (Note 2)	2,721,319

Net realized gain	18,440,208

Net change in unrealized appreciation/depreciation	(1,597,969)

Net realized and unrealized gain	16,842,239

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,137,631

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,116,373	$2,407,728	$1,062,413	$2,346,967
Net realized gain	35,249,004	13,676,305	7,582,520	23,395,487
Net change in unrealized appreciation/depreciation	(33,614,574)	49,857,569	7,666,063	13,830,885

Net increase in net assets resulting from operations	4,750,803	65,941,602	16,310,996	39,573,339

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,564,444)	(2,770,113)	(1,077,290)	(2,460,585)

Total distributions to shareholders	(3,564,444)	(2,770,113)	(1,077,290)	(2,460,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	139,390,169	285,775,712	69,974,765	182,147,029
Cost of shares redeemed	(164,845,803)	(46,703,541)	(52,442,133)	(85,215,300)

Net increase (decrease) in net assets from capital share transactions	(25,455,634)	239,072,171	17,532,632	96,931,729

INCREASE (DECREASE) IN NET ASSETS	(24,269,275)	302,243,660	32,766,338	134,044,483

NET ASSETS
Beginning of period	385,560,114	83,316,454	226,562,713	92,518,230

End of period	$361,290,839	$385,560,114	$259,329,051	$226,562,713

Distributions in excess of net investment income included in net assets at end of period	$(448,071)	$—	$(14,877)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	2,900,000	1,800,000	5,150,000
Shares redeemed	(1,550,000)	(450,000)	(1,400,000)	(2,450,000)

Net increase (decrease) in shares outstanding	(300,000)	2,450,000	400,000	2,700,000

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$592,499	$755,617	$3,031,551	$2,999,141
Net realized gain	37,293,633	26,642,004	17,567,671	261,375,367
Net change in unrealized appreciation/depreciation	49,422,749	36,838,803	17,491,105	(438,595,296)

Net increase (decrease) in net assets resulting from operations	87,308,881	64,236,424	38,090,327	(174,220,788)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(524,277)	(930,058)	(2,763,075)	(3,247,695)

Total distributions to shareholders	(524,277)	(930,058)	(2,763,075)	(3,247,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	172,672,091	201,879,002	1,006,550,520	2,589,475,078
Cost of shares redeemed	(123,759,108)	(113,693,293)	(1,104,366,875)	(3,181,766,612)

Net increase (decrease) in net assets from capital share transactions	48,912,983	88,185,709	(97,816,355)	(592,291,534)

INCREASE (DECREASE) IN NET ASSETS	135,697,587	151,492,075	(62,489,103)	(769,760,017)

NET ASSETS
Beginning of period	426,719,050	275,226,975	1,550,037,694	2,319,797,711

End of period	$562,416,637	$426,719,050	$1,487,548,591	$1,550,037,694

Undistributed net investment income included in net assets at end of period	$68,222	$—	$379,030	$110,554

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	2,300,000	42,800,000	111,150,000
Shares redeemed	(1,200,000)	(1,300,000)	(47,300,000)	(140,450,000)

Net increase (decrease) in shares outstanding	450,000	1,000,000	(4,500,000)	(29,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$910,206	$2,140,831	$2,626,625	$2,899,790
Net realized gain	13,365,430	9,939,670	26,776,351	47,973,951
Net change in unrealized appreciation/depreciation	(6,384,493)	12,520,644	61,693,750	43,601,235

Net increase in net assets resulting from operations	7,891,143	24,601,145	91,096,726	94,474,976

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(915,164)	(2,129,836)	(2,567,675)	(2,167,760)

Total distributions to shareholders	(915,164)	(2,129,836)	(2,567,675)	(2,167,760)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,989,364	53,170,795	100,497,460	499,763,724
Cost of shares redeemed	(39,958,074)	(32,126,954)	(134,751,703)	(220,661,671)

Net increase (decrease) in net assets from capital share transactions	(32,968,710)	21,043,841	(34,254,243)	279,102,053

INCREASE (DECREASE) IN NET ASSETS	(25,992,731)	43,515,150	54,274,808	371,409,269

NET ASSETS
Beginning of period	152,673,047	109,157,897	708,254,682	336,845,413

End of period	$126,680,316	$152,673,047	$762,529,490	$708,254,682

Undistributed net investment income included in net assets at end of period	$44,555	$49,513	$1,039,242	$980,292

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,250,000	1,000,000	5,500,000
Shares redeemed	(850,000)	(750,000)	(1,350,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(700,000)	500,000	(350,000)	3,000,000

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,484,182	$3,954,382	$3,635,937	$4,040,297
Net realized gain	17,851,075	28,028,207	19,378,836	4,527,731
Net change in unrealized appreciation/depreciation	(77,514,355)	69,776,555	(100,590,560)	93,743,228

Net increase (decrease) in net assets resulting from operations	(56,179,098)	101,759,144	(77,575,787)	102,311,256

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,732,089)	(3,998,822)	(3,508,479)	(4,336,126)

Total distributions to shareholders	(2,732,089)	(3,998,822)	(3,508,479)	(4,336,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	181,768,601	331,184,481	61,213,957	191,916,163
Cost of shares redeemed	(95,648,095)	(264,531,611)	(80,729,587)	(77,643,234)

Net increase (decrease) in net assets from capital share transactions	86,120,506	66,652,870	(19,515,630)	114,272,929

INCREASE (DECREASE) IN NET ASSETS	27,209,319	164,413,192	(100,599,896)	212,248,059

NET ASSETS
Beginning of period	483,475,588	319,062,396	579,368,769	367,120,710

End of period	$510,684,907	$483,475,588	$478,768,873	$579,368,769

Undistributed net investment income included in net assets at end of period	$752,093	$—	$127,458	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	4,200,000	850,000	2,950,000
Shares redeemed	(1,050,000)	(3,350,000)	(1,150,000)	(1,250,000)

Net increase (decrease) in shares outstanding	950,000	850,000	(300,000)	1,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Regional Banks ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,984,784	$5,847,265	$4,295,392	$8,190,460
Net realized gain	61,278,815	66,060,557	18,440,208	50,246,159
Net change in unrealized appreciation/depreciation	27,774,937	73,108,160	(1,597,969)	34,939,481

Net increase in net assets resulting from operations	95,038,536	145,015,982	21,137,631	93,376,100

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,033,356)	(5,949,502)	(4,179,184)	(7,992,759)

Total distributions to shareholders	(6,033,356)	(5,949,502)	(4,179,184)	(7,992,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	218,130,190	252,488,619	237,512,727	290,889,163
Cost of shares redeemed	(162,698,930)	(191,407,305)	(117,063,212)	(267,181,764)

Net increase in net assets from capital share transactions	55,431,260	61,081,314	120,449,515	23,707,399

INCREASE IN NET ASSETS	144,436,440	200,147,794	137,407,962	109,090,740

NET ASSETS
Beginning of period	665,969,365	465,821,571	458,915,216	349,824,476

End of period	$810,405,805	$665,969,365	$596,323,178	$458,915,216

Undistributed net investment income included in net assets at end of period	$101,908	$150,480	$1,087,966	$971,758

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	2,150,000	7,250,000	9,350,000
Shares redeemed	(1,200,000)	(1,700,000)	(3,550,000)	(8,500,000)

Net increase in shares outstanding	400,000	450,000	3,700,000	850,000

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$108.61	$75.74	$66.92	$64.81	$58.96	$39.44

Income from investment operations:
Net investment income[a]	0.91	1.04	1.38	0.68	0.54	0.61
Net realized and unrealized gain[b]	2.57	33.00	8.89	2.14	5.90	19.54

Total from investment operations	3.48	34.04	10.27	2.82	6.44	20.15

Less distributions from:
Net investment income	(0.92)	(1.17)	(1.45)	(0.71)	(0.59)	(0.63)

Total distributions	(0.92)	(1.17)	(1.45)	(0.71)	(0.59)	(0.63)

Net asset value, end of period	$111.17	$108.61	$75.74	$66.92	$64.81	$58.96

Total return	3.23%[c]	45.17%	15.63%	4.45%	11.08%	51.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$361,291	$385,560	$83,316	$107,074	$145,828	$238,795
Ratio of expenses to average net assets[d]	0.43%	0.44%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.67%	1.04%	2.07%	1.09%	0.97%	1.24%
Portfolio turnover rate[e]	6%	15%	26%	16%	10%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$37.45	$27.62	$23.57	$29.91	$29.32	$22.84

Income from investment operations:
Net investment income[a]	0.19	0.46	0.48	0.23	0.40	0.13
Net realized and unrealized gain (loss)[b]	2.77	9.83	4.25	(6.26)	0.66	6.51

Total from investment operations	2.96	10.29	4.73	(6.03)	1.06	6.64

Less distributions from:
Net investment income	(0.20)	(0.46)	(0.53)	(0.23)	(0.43)	(0.16)
Return of capital	—	—	(0.15)	(0.08)	(0.04)	(0.00)[c]

Total distributions	(0.20)	(0.46)	(0.68)	(0.31)	(0.47)	(0.16)

Net asset value, end of period	$40.21	$37.45	$27.62	$23.57	$29.91	$29.32

Total return	7.92%[d]	37.35%	20.66%	(20.14)%	3.71%	29.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$259,329	$226,563	$92,518	$54,220	$128,593	$108,477
Ratio of expenses to average net assets[e]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[e]	1.00%	1.32%	1.99%	0.96%	1.43%	0.50%
Portfolio turnover rate[f]	12%	36%	39%	20%	32%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$94.83	$78.64	$64.11	$65.20	$50.10	$34.83

Income from investment operations:
Net investment income (loss)[a]	0.12	0.18	0.50	0.20	0.01	(0.13)
Net realized and unrealized gain (loss)[b]	18.77	16.23	14.56	(1.08)	15.19	15.40

Total from investment operations	18.89	16.41	15.06	(0.88)	15.20	15.27

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.53)	(0.21)	(0.10)	—

Total distributions	(0.10)	(0.22)	(0.53)	(0.21)	(0.10)	—

Net asset value, end of period	$113.62	$94.83	$78.64	$64.11	$65.20	$50.10

Total return	19.93%[c]	20.89%	23.60%	(1.35)%	30.41%	43.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$562,417	$426,719	$275,227	$285,293	$260,817	$197,911
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets[d]	0.22%	0.20%	0.73%	0.33%	0.03%	(0.28)%
Portfolio turnover rate[e]	7%	14%	18%	23%	13%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$23.36	$24.25	$15.47	$13.52	$15.20	$11.15

Income from investment operations:
Net investment income[a]	0.05	0.04	0.12	0.09	0.09	0.08
Net realized and unrealized gain (loss)[b]	0.68	(0.89)	8.78	1.95	(1.69)	4.06

Total from investment operations	0.73	(0.85)	8.90	2.04	(1.60)	4.14

Less distributions from:
Net investment income	(0.04)	(0.04)	(0.12)	(0.09)	(0.08)	(0.09)

Total distributions	(0.04)	(0.04)	(0.12)	(0.09)	(0.08)	(0.09)

Net asset value, end of period	$24.05	$23.36	$24.25	$15.47	$13.52	$15.20

Total return	3.13%[c]	(3.49)%	57.69%	15.34%	(10.49)%	37.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,487,549	$1,550,038	$2,319,798	$679,965	$501,567	$344,340
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.39%	0.17%	0.57%	0.74%	0.69%	0.67%
Portfolio turnover rate[e]	10%	23%	17%	10%	22%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$46.26	$38.98	$32.02	$33.54	$30.51	$19.55

Income from investment operations:
Net investment income[a]	0.32	0.64	0.61	0.52	0.51	0.39
Net realized and unrealized gain (loss)[b]	2.47	7.28	6.96	(1.52)	3.09	10.99

Total from investment operations	2.79	7.92	7.57	(1.00)	3.60	11.38

Less distributions from:
Net investment income	(0.33)	(0.64)	(0.61)	(0.52)	(0.57)	(0.42)

Total distributions	(0.33)	(0.64)	(0.61)	(0.52)	(0.57)	(0.42)

Net asset value, end of period	$48.72	$46.26	$38.98	$32.02	$33.54	$30.51

Total return	6.05%[c]	20.39%	23.96%	(2.78)%	11.98%	58.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,680	$152,673	$109,158	$70,438	$85,520	$85,418
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.36%	1.45%	1.82%	1.77%	1.68%	1.50%
Portfolio turnover rate[e]	5%	6%	18%	11%	15%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$95.07	$75.70	$67.13	$68.61	$59.90	$39.80

Income from investment operations:
Net investment income[a]	0.37	0.52	0.34	0.18	0.09	0.11
Net realized and unrealized gain (loss)[b]	12.32	19.25	8.63	(1.48)	8.66	20.08

Total from investment operations	12.69	19.77	8.97	(1.30)	8.75	20.19

Less distributions from:
Net investment income	(0.36)	(0.40)	(0.40)	(0.18)	(0.04)	(0.09)

Total distributions	(0.36)	(0.40)	(0.40)	(0.18)	(0.04)	(0.09)

Net asset value, end of period	$107.40	$95.07	$75.70	$67.13	$68.61	$59.90

Total return	13.37%[c]	26.15%	13.43%	(1.86)%	14.61%	50.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$762,529	$708,255	$336,845	$332,287	$493,959	$446,255
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.72%	0.59%	0.50%	0.29%	0.15%	0.21%
Portfolio turnover rate[e]	10%	44%	9%	20%	33%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$90.37	$70.90	$64.57	$74.76	$56.64	$39.19

Income from investment operations:
Net investment income[a]	0.58	0.78	0.56	0.31	0.28	0.21
Net realized and unrealized gain (loss)[b]	(9.44)	19.46	6.33	(10.17)	18.13	17.48

Total from investment operations	(8.86)	20.24	6.89	(9.86)	18.41	17.69

Less distributions from:
Net investment income	(0.45)	(0.77)	(0.56)	(0.33)	(0.29)	(0.24)

Total distributions	(0.45)	(0.77)	(0.56)	(0.33)	(0.29)	(0.24)

Net asset value, end of period	$81.06	$90.37	$70.90	$64.57	$74.76	$56.64

Total return	(9.86)%[c]	28.72%	10.76%	(13.17)%	32.61%	45.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$510,685	$483,476	$319,062	$377,714	$590,617	$424,786
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.26%	0.98%	0.87%	0.48%	0.47%	0.43%
Portfolio turnover rate[e]	3%	32%	13%	13%	21%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$70.65	$56.48	$53.56	$67.03	$47.17	$31.08

Income from investment operations:
Net investment income[a]	0.44	0.55	0.32	0.19	0.22	0.30
Net realized and unrealized gain (loss)[b]	(10.06)	14.20	2.95	(13.47)	19.89	16.10

Total from investment operations	(9.62)	14.75	3.27	(13.28)	20.11	16.40

Less distributions from:
Net investment income	(0.43)	(0.58)	(0.35)	(0.19)	(0.25)	(0.31)

Total distributions	(0.43)	(0.58)	(0.35)	(0.19)	(0.25)	(0.31)

Net asset value, end of period	$60.60	$70.65	$56.48	$53.56	$67.03	$47.17

Total return	(13.70)%[c]	26.25%	6.16%	(19.80)%	42.81%	52.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$478,769	$579,369	$367,121	$452,611	$713,851	$412,740
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.25%	0.87%	0.62%	0.34%	0.43%	0.72%
Portfolio turnover rate[e]	6%	15%	17%	13%	30%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$129.31	$99.11	$83.94	$71.96	$58.90	$41.11

Income from investment operations:
Net investment income[a]	1.13	1.23	1.65	1.03	0.90	0.75
Net realized and unrealized gain[b]	16.73	30.20	15.19	11.95	13.07	17.79

Total from investment operations	17.86	31.43	16.84	12.98	13.97	18.54

Less distributions from:
Net investment income	(1.15)	(1.23)	(1.67)	(1.00)	(0.91)	(0.75)

Total distributions	(1.15)	(1.23)	(1.67)	(1.00)	(0.91)	(0.75)

Net asset value, end of period	$146.02	$129.31	$99.11	$83.94	$71.96	$58.90

Total return	13.87%[c]	31.92%	20.32%	18.23%	23.99%	45.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$810,406	$665,969	$465,822	$373,531	$194,288	$170,802
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.67%	1.09%	1.86%	1.38%	1.47%	1.39%
Portfolio turnover rate[e]	19%	31%	24%	18%	25%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$33.02	$26.81	$24.82	$24.34	$26.33	$17.93

Income from investment operations:
Net investment income[a]	0.30	0.55	0.53	0.42	0.30	0.30
Net realized and unrealized gain (loss)[b]	0.85	6.19	1.95	0.48	(2.01)	8.43

Total from investment operations	1.15	6.74	2.48	0.90	(1.71)	8.73

Less distributions from:
Net investment income	(0.29)	(0.53)	(0.49)	(0.42)	(0.28)	(0.33)

Total distributions	(0.29)	(0.53)	(0.49)	(0.42)	(0.28)	(0.33)

Net asset value, end of period	$33.88	$33.02	$26.81	$24.82	$24.34	$26.33

Total return	3.49%[c]	25.24%	10.17%	4.03%	(6.42)%	49.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$596,323	$458,915	$349,824	$143,941	$144,820	$202,759
Ratio of expenses to average net assets[d]	0.43%	0.45%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.78%	1.75%	2.09%	1.91%	1.27%	1.44%
Portfolio turnover rate[e]	2%	9%	8%	7%	11%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified

iShares ETF	Diversification Classification
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Regional Banks	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
U.S. Aerospace & Defense
Assets:
Common Stocks	$360,948,776	$—	$—	$360,948,776
Money Market Funds	21,768,352	—	—	21,768,352

	$382,717,128	$—	$—	$382,717,128

U.S. Broker-Dealers
Assets:
Common Stocks	$258,917,930	$—	$—	$258,917,930
Money Market Funds	694,922	—	—	694,922

	$259,612,852	$—	$—	$259,612,852

U.S. Healthcare Providers
Assets:
Common Stocks	$561,969,974	$—	$—	$561,969,974
Money Market Funds	48,956,800	—	—	48,956,800

	$610,926,774	$—	$—	$610,926,774

U.S. Home Construction
Assets:
Common Stocks	$1,486,639,915	$—	$—	$1,486,639,915
Money Market Funds	152,783,660	—	—	152,783,660

	$1,639,423,575	$—	$—	$1,639,423,575

U.S. Insurance
Assets:
Common Stocks	$126,610,469	$—	$—	$126,610,469
Money Market Funds	1,119,455	—	—	1,119,455

	$127,729,924	$—	$—	$127,729,924

U.S. Medical Devices
Assets:
Common Stocks	$761,648,661	$—	$—	$761,648,661
Money Market Funds	31,417,640	—	—	31,417,640

	$793,066,301	$—	$—	$793,066,301

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$509,490,440	$—		$—	$509,490,440
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	26,233,957	—		—	26,233,957

	$535,724,397	$0	[a]	$—	$535,724,397

U.S. Oil Equipment & Services
Assets:
Common Stocks	$477,801,083	$—		$—	$477,801,083
Money Market Funds	30,503,111	—		—	30,503,111

	$508,304,194	$—		$—	$508,304,194

U.S. Pharmaceuticals
Assets:
Common Stocks	$809,936,495	$—		$—	$809,936,495
Money Market Funds	138,187,905	—		—	138,187,905

	$948,124,400	$—		$—	$948,124,400

U.S. Regional Banks
Assets:
Common Stocks	$595,756,394	$—		$—	$595,756,394
Money Market Funds	7,303,342	—		—	7,303,342

	$603,059,736	$—		$—	$603,059,736

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Aerospace & Defense	$20,958,350	$20,958,350	$—
U.S. Broker-Dealers	251,842	251,842	—
U.S. Healthcare Providers	47,229,584	47,229,584	—
U.S. Home Construction	148,301,230	148,301,230	—
U.S. Insurance	1,006,951	1,006,951	—
U.S. Medical Devices	30,214,185	30,214,185	—
U.S. Oil & Gas Exploration & Production	24,958,692	24,958,692	—
U.S. Oil Equipment & Services	28,897,650	28,897,650	—
U.S. Pharmaceuticals	134,423,609	134,423,609	—
U.S. Regional Banks	6,468,180	6,468,180

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.480%	First $10 billion
0.430	Over $10 billion, up to and including $20 billion
0.380	Over $20 billion, up to and including $30 billion
0.342	Over $30 billion[a]

[a]	Breakpoint level was added effective July 1, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$55,504
U.S. Broker-Dealers	1,559
U.S. Healthcare Providers	16,246
U.S. Home Construction	86,039
U.S. Insurance	1,628

iShares ETF	Fees Paid to BTC
U.S. Medical Devices	$65,118
U.S. Oil & Gas Exploration & Production	45,513
U.S. Oil Equipment & Services	80,475
U.S. Pharmaceuticals	315,321
U.S. Regional Banks	1,326

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Regional Banks
PNC Financial Services Group Inc. (The)	657,385	363,609	(175,038)	845,956	$73,082,139	$654,602	$2,704,332

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$21,399,681	$20,804,287
U.S. Broker-Dealers	27,193,715	27,601,970
U.S. Healthcare Providers	40,174,917	39,069,583
U.S. Home Construction	155,964,681	154,763,533
U.S. Insurance	6,908,591	7,067,513
U.S. Medical Devices	70,038,449	69,953,624
U.S. Oil & Gas Exploration & Production	15,019,801	15,301,643
U.S. Oil Equipment & Services	33,788,022	34,341,736
U.S. Pharmaceuticals	140,990,687	139,985,741
U.S. Regional Banks	11,855,777	11,707,467

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$138,725,158	$164,592,752
U.S. Broker-Dealers	69,831,737	52,091,426
U.S. Healthcare Providers	170,249,842	122,370,479
U.S. Home Construction	1,005,889,083	1,103,447,724
U.S. Insurance	6,936,520	39,654,876
U.S. Medical Devices	100,347,317	134,538,402
U.S. Oil & Gas Exploration & Production	181,430,696	95,381,282
U.S. Oil Equipment & Services	60,804,514	79,667,750
U.S. Pharmaceuticals	214,302,048	160,114,522
U.S. Regional Banks	237,127,423	116,802,835

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$8,663,472	$218,173	$257,417	$9,600,011	$18,274,518	$1,447,425	$38,461,016
U.S. Broker-Dealers	3,676,954	203,587	7,089,008	31,804,022	17,785,438	2,266,806	62,825,815
U.S. Healthcare Providers	—	—	—	—	5,980,793	—	5,980,793
U.S. Home Construction	12,597,847	—	4,410,404	24,583,851	146,896,099	7,844,464	196,332,665
U.S. Insurance	1,771,030	83,550	25,936	11,890,168	2,305,872	2,460,926	18,537,482
U.S. Medical Devices	—	—	—	—	14,216,620	6,907,841	21,124,461
U.S. Oil & Gas Exploration & Production	9,880,836	115,443	413,565	1,593,277	9,040,459	7,967,383	29,010,963
U.S. Oil Equipment & Services	18,583,924	—	—	1,460,417	57,694,132	23,866,864	101,605,337
U.S. Pharmaceuticals	—	—	—	—	427,255	—	427,255
U.S. Regional Banks	8,040,778	47,538	94,893	14,260,731	19,012,829	1,225,053	42,681,822

[a]	Must be utilized prior to losses subject to expiration.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$369,298,810	$30,545,620	$(17,127,302)	$13,418,318
U.S. Broker-Dealers	244,124,489	23,825,098	(8,336,735)	15,488,363
U.S. Healthcare Providers	505,691,017	112,028,130	(6,792,373)	105,235,757
U.S. Home Construction	1,727,210,126	45,335,618	(133,122,169)	(87,786,551)
U.S. Insurance	105,470,655	23,575,080	(1,315,811)	22,259,269
U.S. Medical Devices	693,890,337	109,675,823	(10,499,859)	99,175,964
U.S. Oil & Gas Exploration & Production	582,932,382	21,545,672	(68,753,657)	(47,207,985)
U.S. Oil Equipment & Services	553,569,337	33,172,793	(78,437,936)	(45,265,143)
U.S. Pharmaceuticals	790,143,790	181,362,879	(23,382,269)	157,980,610
U.S. Regional Banks	578,601,522	35,523,114	(11,064,900)	24,458,214

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements

NOTES TO FINANCIAL STATEMENTS	63

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Aerospace & Defense ETF and iShares U.S. Home Construction ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for iShares U.S. Home Construction ETF were lower than the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group, and

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the investment advisory fee rates and overall expenses for iShares U.S. Aerospace & Defense ETF were at the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares U.S. Broker-Dealers ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF and iShares U.S. Regional Banks ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were within range of the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF and iShares U.S. Pharmaceuticals ETF, which were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, and iShares U.S. Broker-Dealers ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-43-1014

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Dividend Growth ETF | DGRO | NYSE Arca
➢	iShares Core High Dividend ETF | HDV | NYSE Arca
➢	iShares International Select Dividend ETF | IDV | NYSE Arca
➢	iShares Select Dividend ETF | DVY | NYSE Arca

Fund Performance Overview

iSHARES® CORE DIVIDEND GROWTH ETF

Performance as of October 31, 2014

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 10, 2014 (inception date of the Fund) through October 31, 2014, the total return for the Fund was 3.69%, net of fees, while the total return for the Index was 3.69%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.69%	3.77%	3.69%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (6/10/14) [a]	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,036.90	$0.20	$1,000.00	$1,025.00	$0.26	0.05%

[a]	The beginning of the period (commencement of operations) is June 10, 2014.

[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (143 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Consumer Staples	19.84%
Industrials	17.37
Information Technology	13.81
Consumer Discretionary	13.06
Health Care	10.24
Energy	8.83
Financials	7.21
Utilities	5.76
Materials	3.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	2.96%
Johnson & Johnson	2.83
Procter & Gamble Co. (The)	2.83
Microsoft Corp.	2.79
Chevron Corp.	2.67
PepsiCo Inc.	2.67
Coca-Cola Co. (The)	2.57
McDonald’s Corp.	2.53
Wal-Mart Stores Inc.	2.42
AbbVie Inc.	2.33

TOTAL	26.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE HIGH DIVIDEND ETF

Performance as of October 31, 2014

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 5.56%, net of fees, while the total return for the Index was 5.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.61%	13.56%	13.94%	13.61%	13.56%	13.94%
Since Inception	15.90%	15.89%	16.40%	69.95%	69.92%	72.43%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.60	$0.93	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*
Consumer Staples	22.71%
Health Care	17.69
Telecommunication Services	16.20
Utilities	12.30
Energy	11.41
Information Technology	8.40
Financials	6.44
Consumer Discretionary	3.70
Industrials	0.77
Materials	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*
AT&T Inc.	7.80%
Verizon Communications Inc.	7.36
Johnson & Johnson	6.61
Chevron Corp.	6.39
Procter & Gamble Co. (The)	5.91
Wells Fargo & Co.	5.62
Pfizer Inc.	5.49
Philip Morris International Inc.	4.85
Merck & Co. Inc.	3.99
Coca-Cola Co. (The)	3.72

TOTAL	57.74%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

Performance as of October 31, 2014

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was -6.82%, net of fees, while the total return for the Index was -6.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.00)%	(0.65)%	(0.95)%	(1.00)%	(0.65)%	(0.95)%
5 Years	8.44%	8.83%	8.48%	49.94%	52.67%	50.26%
Since Inception	1.00%	1.04%	1.10%	7.60%	7.95%	8.45%

The inception date of the Fund was 6/11/07. The first day of secondary market trading was 6/15/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$931.80	$2.43	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Utilities	19.52%
Financials	19.51
Telecommunication Services	16.89
Industrials	15.12
Consumer Discretionary	8.29
Energy	6.41
Materials	4.98
Consumer Staples	4.07
Information Technology	2.89
Health Care	2.32

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/14

Country	Percentage of Total Investments*

Australia	20.12%
United Kingdom	15.66
France	10.75
Germany	6.93
Finland	6.46
Canada	5.96
Italy	5.42
Sweden	4.48
New Zealand	3.82
Switzerland	3.27

TOTAL	82.87%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® SELECT DIVIDEND ETF

Performance as of October 31, 2014

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 6.09%, net of fees, while the total return for the Index was 6.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.55%	15.51%	15.99%	15.55%	15.51%	15.99%
5 Years	18.04%	18.04%	18.51%	129.18%	129.17%	133.79%
10 Years	6.80%	6.80%	7.45%	93.08%	93.08%	105.05%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.90	$2.03	$1,000.00	$1,023.20	$1.99	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Utilities	35.46%
Industrials	14.04
Consumer Staples	11.30
Consumer Discretionary	9.51
Financials	8.70
Energy	8.00
Materials	4.30
Health Care	4.24
Telecommunication Services	2.59
Information Technology	1.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Lockheed Martin Corp.	4.00%
Entergy Corp.	2.49
Chevron Corp.	2.13
Philip Morris International Inc.	2.12
Integrys Energy Group Inc.	2.03
Kimberly-Clark Corp.	1.91
General Dynamics Corp.	1.90
DTE Energy Co.	1.77
NextEra Energy Inc.	1.74
Sempra Energy	1.73

TOTAL	21.82%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 (or commencement of operations, as applicable) and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 4.74%
General Dynamics Corp.	4,474	$625,286
HEICO Corp.	94	5,099
L-3 Communications Holdings Inc.	1,278	155,226
Lockheed Martin Corp.	5,748	1,095,396
Northrop Grumman Corp.	3,302	455,544
Raytheon Co.	5,268	547,240
United Technologies Corp.	12,906	1,380,942

		4,264,733
AIR FREIGHT & LOGISTICS — 0.46%
C.H. Robinson Worldwide Inc.	2,193	151,778
Expeditors International of Washington Inc.	2,111	90,055
FedEx Corp.	1,040	174,096

		415,929
BEVERAGES — 5.55%
Brown-Forman Corp. Class B NVS	1,458	135,113
Coca-Cola Co. (The)	55,026	2,304,489
Coca-Cola Enterprises Inc.	3,596	155,887
PepsiCo Inc.	24,936	2,398,095

		4,993,584
BUILDING PRODUCTS — 0.04%
A.O. Smith Corp.	661	35,264

		35,264
CAPITAL MARKETS — 2.16%
Ameriprise Financial Inc.	2,499	315,299
BlackRock Inc.[a]	2,082	710,191
Eaton Vance Corp. NVS	1,948	71,745
Evercore Partners Inc. Class A	497	25,729
Franklin Resources Inc.	2,449	136,189
Invesco Ltd.	7,506	303,768
SEI Investments Co.	1,174	45,387
T. Rowe Price Group Inc.	4,060	333,285

		1,941,593
CHEMICALS — 3.11%
Air Products and Chemicals Inc.	3,514	473,195
Airgas Inc.	956	106,632
Albemarle Corp.	171	9,983
Ecolab Inc.	1,864	207,333
H.B. Fuller Co.	381	15,991
International Flavors & Fragrances Inc.	922	91,416
Monsanto Co.	5,612	645,604

Security	Shares	Value

NewMarket Corp.	85	$32,981
PPG Industries Inc.	1,284	261,538
Praxair Inc.	4,053	510,637
RPM International Inc.	1,915	86,750
Sensient Technologies Corp.	650	38,467
Sherwin-Williams Co. (The)	639	146,689
Sigma-Aldrich Corp.	747	101,525
Valspar Corp. (The)	709	58,251
Westlake Chemical Corp.	149	10,512

		2,797,504
COMMERCIAL BANKS — 0.27%
Bank of the Ozarks Inc.	358	12,616
BOK Financial Corp.	355	24,339
Community Bank System Inc.	923	35,212
Cullen/Frost Bankers Inc.	988	79,840
Prosperity Bancshares Inc.	661	39,918
UMB Financial Corp.	426	25,381
Westamerica Bancorp	568	28,025

		245,331
COMMERCIAL SERVICES & SUPPLIES — 1.30%
ABM Industries Inc.	851	23,522
ADT Corp. (The)	2,715	97,306
Brady Corp. Class A	923	22,004
Cintas Corp.	851	62,327
G&K Services Inc. Class A	288	18,164
Matthews International Corp. Class A	189	8,709
MSA Safety Inc.	497	28,563
Republic Services Inc.	4,963	190,579
Rollins Inc.	626	19,951
Tyco International Ltd.	5,297	227,400
Waste Management Inc.	9,680	473,255

		1,171,780
COMMUNICATIONS EQUIPMENT — 2.43%
Harris Corp.	1,807	125,767
QUALCOMM Inc.	26,296	2,064,499

		2,190,266
COMPUTERS & PERIPHERALS — 0.05%
Diebold Inc.	1,384	49,035

		49,035
CONTAINERS & PACKAGING — 0.30%
AptarGroup Inc.	813	50,601
Bemis Co. Inc.	1,948	74,940
Rock-Tenn Co. Class A	743	38,005

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2014

Security	Shares	Value

Silgan Holdings Inc.	376	$18,484
Sonoco Products Co.	2,244	91,712

		273,742
DISTRIBUTORS — 0.31%
Genuine Parts Co.	2,830	274,736

		274,736
DIVERSIFIED CONSUMER SERVICES — 0.02%
DeVry Education Group Inc.	326	15,782

		15,782
DIVERSIFIED FINANCIAL SERVICES — 0.29%
MarketAxess Holdings Inc.	284	18,360
McGraw Hill Financial Inc.	2,687	243,120

		261,480
ELECTRIC UTILITIES — 2.12%
Edison International	5,655	353,890
ITC Holdings Corp.	1,950	77,239
MGE Energy Inc.	710	31,574
NextEra Energy Inc.	9,355	937,558
Northeast Utilities	7,699	379,946
OGE Energy Corp.	3,439	128,240

		1,908,447
ELECTRICAL EQUIPMENT — 1.06%
Emerson Electric Co.	13,074	837,520
Franklin Electric Co. Inc.	284	10,605
Hubbell Inc. Class B	639	72,469
Regal Beloit Corp.	400	28,388

		948,982
ENERGY EQUIPMENT & SERVICES — 0.09%
CARBO Ceramics Inc.	21	1,085
Core Laboratories NV	414	57,766
Helmerich & Payne Inc.	270	23,441

		82,292
FOOD & STAPLES RETAILING — 5.96%
Andersons Inc. (The)	122	7,775
Casey’s General Stores Inc.	306	25,052
Costco Wholesale Corp.	3,469	462,661
CVS Health Corp.	11,209	961,844
Kroger Co. (The)	4,570	254,595
Safeway Inc.	4,320	150,595
Sysco Corp.	12,473	480,709
Wal-Mart Stores Inc.	28,465	2,171,026
Walgreen Co.	13,173	845,970

		5,360,227

Security	Shares	Value

FOOD PRODUCTS — 2.85%
Archer-Daniels-Midland Co.	8,745	$411,015
Bunge Ltd.	1,652	146,450
ConAgra Foods Inc.	9,112	312,997
Flowers Foods Inc.	3,156	59,964
General Mills Inc.	13,323	692,263
J&J Snack Foods Corp.	143	14,733
J.M. Smucker Co. (The)	1,842	191,568
Kellogg Co.	5,459	349,158
Lancaster Colony Corp.	271	24,794
McCormick & Co. Inc. NVS	1,966	139,035
Mead Johnson Nutrition Co. Class A	2,209	219,376
Tootsie Roll Industries Inc.	171	5,070

		2,566,423
GAS UTILITIES — 0.67%
Atmos Energy Corp.	2,075	109,975
Laclede Group Inc. (The)	1,066	54,121
National Fuel Gas Co.	1,206	83,491
New Jersey Resources Corp.	966	56,492
Questar Corp.	4,078	98,320
South Jersey Industries Inc.	776	45,505
Southwest Gas Corp.	930	54,024
UGI Corp.	2,663	100,368

		602,296
HEALTH CARE EQUIPMENT & SUPPLIES — 4.12%
Abbott Laboratories	21,654	943,898
Baxter International Inc.	10,558	740,538
Becton, Dickinson and Co.	2,580	332,046
C.R. Bard Inc.	344	56,406
Covidien PLC	4,473	413,484
Medtronic Inc.	13,035	888,466
Steris Corp.	679	41,962
Stryker Corp.	3,016	263,990
West Pharmaceutical Services Inc.	459	23,524

		3,704,314
HEALTH CARE PROVIDERS & SERVICES — 0.87%
AmerisourceBergen Corp.	1,914	163,475
Cardinal Health Inc.	4,345	340,996
Chemed Corp.	136	14,057
McKesson Corp.	793	161,304
Omnicare Inc.	892	59,398
Owens & Minor Inc.	1,276	42,516

		781,746

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.15%
Bob Evans Farms Inc.	497	$24,278
Cracker Barrel Old Country Store Inc.	651	75,093
International Speedway Corp. Class A	142	4,449
McDonald’s Corp.	24,236	2,271,640
Yum! Brands Inc.	6,343	455,618

		2,831,078
HOUSEHOLD PRODUCTS — 5.34%
Church & Dwight Co. Inc.	1,739	125,921
Clorox Co. (The)	2,986	297,107
Colgate-Palmolive Co.	13,778	921,473
Kimberly-Clark Corp.	8,098	925,358
Procter & Gamble Co. (The)	29,075	2,537,375

		4,807,234
INDUSTRIAL CONGLOMERATES — 1.89%
3M Co.	10,351	1,591,673
Carlisle Companies Inc.	542	48,173
Raven Industries Inc.	159	4,031
Roper Industries Inc.	374	59,204

		1,703,081
INSURANCE — 4.47%
ACE Ltd.	5,854	639,842
Aflac Inc.	7,908	472,345
Allied World Assurance Co. Holdings Ltd.	1,688	64,144
American Financial Group Inc.	751	44,932
AmTrust Financial Services Inc.	416	18,666
Assurant Inc.	832	56,759
Axis Capital Holdings Ltd.	1,625	78,228
Brown & Brown Inc.	1,032	32,880
Chubb Corp. (The)	3,764	373,991
Cincinnati Financial Corp.	3,779	190,726
Erie Indemnity Co. Class A	580	49,225
HCC Insurance Holdings Inc.	1,303	68,004
PartnerRe Ltd.	781	90,354
Principal Financial Group Inc.	4,563	238,964
Prudential Financial Inc.	7,709	682,555
Reinsurance Group of America Inc.	781	65,799
RenaissanceRe Holdings Ltd.	355	36,682
RLI Corp.	426	21,125
StanCorp Financial Group Inc.	520	36,171
Torchmark Corp.	588	31,141
Travelers Companies Inc. (The)	5,784	583,027
Unum Group	3,344	111,890
W.R. Berkley Corp.	661	34,068

		4,021,518

Security	Shares	Value

IT SERVICES — 4.65%
Accenture PLC Class A	10,201	$827,505
Automatic Data Processing Inc.	7,766	635,103
Broadridge Financial Solutions Inc.	1,662	73,012
International Business Machines Corp.	11,973	1,968,361
Jack Henry & Associates Inc.	897	53,659
Visa Inc. Class A	2,602	628,201

		4,185,841
LEISURE EQUIPMENT & PRODUCTS — 0.28%
Hasbro Inc.	2,640	151,879
Polaris Industries Inc.	627	94,589
Sturm, Ruger & Co. Inc.	63	2,626

		249,094
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Techne Corp.	302	27,497

		27,497
MACHINERY — 4.38%
Caterpillar Inc.	11,616	1,177,979
CLARCOR Inc.	376	25,177
Crane Co.	110	6,859
Cummins Inc.	2,672	390,593
Deere & Co.	7,367	630,173
Donaldson Co. Inc.	1,467	60,998
Dover Corp.	2,165	171,988
Flowserve Corp.	826	56,160
Graco Inc.	633	49,690
Hillenbrand Inc.	1,065	35,454
Illinois Tool Works Inc.	5,117	465,903
ITT Corp.	600	27,036
Lincoln Electric Holdings Inc.	726	52,620
Lindsay Corp.	142	12,453
Nordson Corp.	464	35,519
Pall Corp.	1,007	92,060
Parker-Hannifin Corp.	1,704	216,459
Pentair PLC	2,448	164,138
Stanley Black & Decker Inc.	2,427	227,264
Tennant Co.	157	11,576
Valmont Industries Inc.	205	27,915

		3,938,014
MEDIA — 2.80%
Comcast Corp. Class A	28,970	1,603,490
John Wiley & Sons Inc. Class A	661	38,596
Meredith Corp.	979	51,045
Time Warner Inc.	10,407	827,044

		2,520,175

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2014

Security	Shares	Value

METALS & MINING — 0.46%
Compass Minerals International Inc.	639	$54,749
Nucor Corp.	6,045	326,793
Royal Gold Inc.	533	30,461

		412,003
MULTI-UTILITIES — 2.64%
Alliant Energy Corp.	2,751	170,315
Black Hills Corp.	932	51,008
CenterPoint Energy Inc.	11,702	287,284
Dominion Resources Inc.	14,133	1,007,683
MDU Resources Group Inc.	3,142	88,542
NorthWestern Corp.	923	48,771
Sempra Energy	4,044	444,840
Wisconsin Energy Corp.	5,553	275,762

		2,374,205
MULTILINE RETAIL — 1.12%
Family Dollar Stores Inc.	1,059	82,909
Target Corp.	14,975	925,755

		1,008,664
OIL, GAS & CONSUMABLE FUELS — 8.72%
Chevron Corp.	20,015	2,400,799
Energen Corp.	60	4,062
EOG Resources Inc.	1,887	179,359
Exxon Mobil Corp.	27,443	2,654,013
Murphy Oil Corp.	2,855	152,428
Occidental Petroleum Corp.	16,123	1,433,818
ONEOK Inc.	4,841	285,329
Phillips 66	9,329	732,327

		7,842,135
PERSONAL PRODUCTS — 0.08%
Nu Skin Enterprises Inc. Class A	1,393	73,592

		73,592
PHARMACEUTICALS — 5.19%
AbbVie Inc.	32,904	2,088,088
Johnson & Johnson	23,568	2,540,159
Perrigo Co. PLC	283	45,690

		4,673,937
PROFESSIONAL SERVICES — 0.14%
Dun & Bradstreet Corp. (The)	426	52,317
Robert Half International Inc.	1,377	75,432

		127,749
ROAD & RAIL — 2.81%
CSX Corp.	14,572	519,200
J.B. Hunt Transport Services Inc.	694	55,361

Security	Shares	Value

Norfolk Southern Corp.	4,630	$512,263
Ryder System Inc.	604	53,436
Union Pacific Corp.	11,882	1,383,659

		2,523,919
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Altera Corp.	4,422	151,984
Analog Devices Inc.	6,590	326,996
Linear Technology Corp.	3,950	169,218
Maxim Integrated Products Inc.	7,224	211,952
Microchip Technology Inc.	4,133	178,174
Texas Instruments Inc.	19,030	945,030
Xilinx Inc.	5,134	228,360

		2,211,714
SOFTWARE — 4.17%
CDK Global Inc.[b]	2,588	86,957
FactSet Research Systems Inc.	339	44,558
Microsoft Corp.	53,290	2,501,965
Oracle Corp.	28,496	1,112,769
Solera Holdings Inc.	80	4,156

		3,750,405
SPECIALTY RETAIL — 4.16%
Aaron’s Inc.	208	5,150
Best Buy Co. Inc.	4,071	138,984
Finish Line Inc. (The) Class A	363	9,609
Gap Inc. (The)	3,634	137,692
Home Depot Inc. (The)	20,282	1,977,901
Lowe’s Companies Inc.	12,101	692,177
Men’s Wearhouse Inc. (The)	425	19,988
Monro Muffler Brake Inc.	213	11,383
PetSmart Inc.	775	56,071
Ross Stores Inc.	1,586	128,022
Tiffany & Co.	1,178	113,229
TJX Companies Inc. (The)	5,811	367,952
Williams-Sonoma Inc.	1,232	80,117

		3,738,275
TEXTILES, APPAREL & LUXURY GOODS — 1.20%
Coach Inc.	7,053	242,482
Columbia Sportswear Co.	284	10,945
Nike Inc. Class B	6,071	564,421
VF Corp.	3,907	264,426

		1,082,274
TRADING COMPANIES & DISTRIBUTORS — 0.50%
Fastenal Co.	4,135	182,106

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2014

Security	Shares	Value

GATX Corp.	671	$42,541
MSC Industrial Direct Co. Inc. Class A	496	40,161
W.W. Grainger Inc.	755	186,334

		451,142
WATER UTILITIES — 0.31%
American States Water Co.	743	26,585
American Water Works Co. Inc.	3,156	168,436
Aqua America Inc.	3,342	87,560

		282,581

TOTAL COMMON STOCKS
(Cost: $87,319,936)		89,721,613

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	156,371	156,371

		156,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,371)		156,371

Value

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $87,476,307)	$89,877,984
Other Assets, Less Liabilities — 0.11%	98,647

NET ASSETS — 100.00%	$89,976,631

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	2	Dec. 2014	Chicago Mercantile	$201,140	$3,072

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.60%

BEVERAGES — 4.00%
Coca-Cola Co. (The)	4,347,448	$182,071,122
Dr Pepper Snapple Group Inc.	205,040	14,199,020

		196,270,142
CAPITAL MARKETS — 0.11%
Federated Investors Inc. Class B	123,198	3,852,402
Greenhill & Co. Inc.	38,557	1,735,065

		5,587,467
COMMERCIAL BANKS — 5.72%
Trustmark Corp.	101,653	2,473,218
Valley National Bancorp	347,009	3,463,150
Wells Fargo & Co.	5,177,393	274,867,794

		280,804,162
COMMERCIAL SERVICES & SUPPLIES — 0.76%
Republic Services Inc.	282,910	10,863,744
Waste Management Inc.	545,542	26,671,548

		37,535,292
COMMUNICATIONS EQUIPMENT — 3.09%
Cisco Systems Inc.	6,209,007	151,934,401

		151,934,401
DIVERSIFIED TELECOMMUNICATION SERVICES — 16.14%
AT&T Inc.	10,938,934	381,112,461
CenturyLink Inc.	1,240,315	51,448,266
Verizon Communications Inc.	7,158,233	359,701,208

		792,261,935
ELECTRIC UTILITIES — 7.43%
American Electric Power Co. Inc.	733,243	42,777,397
Cleco Corp.	69,281	3,724,547
Duke Energy Corp.	1,218,670	100,113,740
Entergy Corp.	310,997	26,129,968
Great Plains Energy Inc.	223,931	6,030,462
NextEra Energy Inc.	526,309	52,746,688
Northeast Utilities	434,918	21,463,203
Southern Co. (The)	1,700,320	78,826,835
Westar Energy Inc.	201,291	7,610,813
Xcel Energy Inc.	758,826	25,397,906

		364,821,559

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	52,300	$755,212

		755,212
FOOD & STAPLES RETAILING — 0.55%
Sysco Corp.	704,674	27,158,136

		27,158,136
FOOD PRODUCTS — 1.78%
General Mills Inc.	753,668	39,160,589
Kraft Foods Group Inc.	855,365	48,199,818

		87,360,407
GAS UTILITIES — 0.20%
Piedmont Natural Gas Co.	110,891	4,214,967
Questar Corp.	230,646	5,560,875

		9,775,842
HOTELS, RESTAURANTS & LEISURE — 2.70%
Cracker Barrel Old Country Store Inc.	37,658	4,343,850
McDonald’s Corp.	1,369,197	128,334,835

		132,678,685
HOUSEHOLD DURABLES — 0.15%
Leggett & Platt Inc.	186,584	7,347,678

		7,347,678
HOUSEHOLD PRODUCTS — 7.32%
Clorox Co. (The)	168,834	16,798,983
Kimberly-Clark Corp.	470,255	53,736,039
Procter & Gamble Co. (The)	3,310,741	288,928,367

		359,463,389
INSURANCE — 0.58%
Cincinnati Financial Corp.	213,831	10,792,051
First American Financial Corp.	147,345	4,467,500
OneBeacon Insurance Group Ltd. Class A	49,742	792,390
Validus Holdings Ltd.	112,932	4,492,435
Willis Group Holdings PLC	201,491	8,166,430

		28,710,806
IT SERVICES — 0.66%
Paychex Inc.	466,117	21,879,532
Western Union Co.	625,767	10,613,008

		32,492,540

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.55%
Hasbro Inc.	147,283	$8,473,191
Mattel Inc.	596,572	18,535,492

		27,008,683
METALS & MINING — 0.38%
Nucor Corp.	342,707	18,526,740

		18,526,740
MULTI-UTILITIES — 4.62%
Alliant Energy Corp.	155,738	9,641,740
CenterPoint Energy Inc.	661,919	16,250,111
CMS Energy Corp.	386,899	12,639,990
Dominion Resources Inc.	798,755	56,951,232
DTE Energy Co.	239,181	19,651,111
PG&E Corp.	719,471	36,203,781
Public Service Enterprise Group Inc.	816,682	33,737,133
SCANA Corp.	235,570	12,930,437
TECO Energy Inc.	404,832	7,938,756
Vectren Corp.	114,858	5,162,867
Wisconsin Energy Corp.	313,764	15,581,520

		226,688,678
OIL, GAS & CONSUMABLE FUELS — 11.37%
Chevron Corp.	2,605,942	312,582,743
ConocoPhillips	1,804,544	130,197,850
Occidental Petroleum Corp.	913,225	81,213,099
Spectra Energy Corp.	874,925	34,235,815

		558,229,507
PHARMACEUTICALS — 17.62%
Eli Lilly and Co.	1,185,515	78,635,210
Johnson & Johnson	2,999,112	323,244,291
Merck & Co. Inc.	3,365,305	194,985,772
Pfizer Inc.	8,957,360	268,272,932

		865,138,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.25%
Intel Corp.	5,086,143	172,979,723
KLA-Tencor Corp.	168,384	13,327,594
Maxim Integrated Products Inc.	410,240	12,036,442
Microchip Technology Inc.	236,235	10,184,091

		208,527,850
SOFTWARE — 0.35%
CA Inc.	441,865	12,840,597
Compuware Corp.	415,490	4,217,223

Security	Shares	Value

Covisint Corp.[a]	58,403	$168,784

		17,226,604
TEXTILES, APPAREL & LUXURY GOODS — 0.28%
Coach Inc.	400,420	13,766,440

		13,766,440
TOBACCO — 8.97%
Altria Group Inc.	3,457,237	167,122,837
Philip Morris International Inc.	2,660,847	236,841,991
Reynolds American Inc.	579,301	36,443,826

		440,408,654

TOTAL COMMON STOCKS
(Cost: $4,582,024,280)		4,890,479,014

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,821,550	5,821,550

		5,821,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,821,550)		5,821,550

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $4,587,845,830)		4,896,300,564

SHORT POSITIONS[d] — (0.05)%

COMMON STOCKS —(0.05)%
Halyard Health Inc.[a]	(58,700)	(2,228,713)

		(2,228,713)

TOTAL SHORT POSITIONS
(Proceeds: $2,228,713)		(2,228,713)
Other Assets, Less Liabilities —0.33%		16,184,968

NET ASSETS — 100.00%		$4,910,256,819

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2014

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	214	Dec. 2014	Chicago Mercantile	$21,521,980	$171,163

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.67%

AUSTRALIA — 20.05%
ALS Ltd.	5,170,660	$25,588,417
Amcor Ltd.	2,929,216	30,176,443
APA Group	8,470,991	58,600,051
AusNet Services	42,852,154	51,792,204
Australia and New Zealand Banking Group Ltd.	1,392,877	41,015,368
Bradken Ltd.[a]	10,059,284	34,130,560
Commonwealth Bank of Australia	561,598	39,728,536
Metcash Ltd.	23,626,700	58,773,092
Monadelphous Group Ltd.[b]	4,336,932	47,728,301
Myer Holdings Ltd.	24,960,186	42,563,623
National Australia Bank Ltd.	1,439,878	44,285,207
Orica Ltd.	1,751,592	31,716,789
Scentre Group[c]	13,443,716	41,832,289
Stockland	14,383,836	53,608,001
Suncorp Group Ltd.	2,924,293	37,657,159
Sydney Airport	11,699,546	45,352,020
Tatts Group Ltd.	14,737,618	44,951,668
Telstra Corp. Ltd.	9,742,612	48,213,964
Wesfarmers Ltd.	917,854	35,611,886
Westpac Banking Corp.	1,437,409	43,943,938
WorleyParsons Ltd.	2,850,053	33,970,478

		891,239,994
AUSTRIA — 0.94%
Oesterreichische Post AG	858,478	41,867,243

		41,867,243
BELGIUM — 2.31%
Belgacom SA	2,726,348	102,851,023

		102,851,023
CANADA — 5.94%
Bank of Montreal	519,540	37,661,984
Canadian Oil Sands Ltd.	2,951,482	46,231,028
Crescent Point Energy Corp.	1,422,550	46,999,856
Emera Inc.	1,382,966	46,477,078
Manitoba Telecom Services Inc.	1,684,794	44,396,851
Russel Metals Inc.	1,447,290	42,169,033

		263,935,830
DENMARK — 1.14%
TrygVesta A/S	467,586	50,529,842

		50,529,842

Security	Shares	Value

FINLAND — 6.44%
Elisa OYJ	2,248,866	$61,705,555
Fortum OYJ	2,090,560	48,430,184
Konecranes OYJ	1,031,658	28,837,120
Metso OYJ	1,328,538	43,327,609
Stora Enso OYJ Class R	3,621,936	29,836,859
UPM-Kymmene OYJ	2,540,798	40,174,091
YIT OYJ[b]	5,089,018	33,920,496

		286,231,914
FRANCE — 10.71%
Bouygues SA	1,237,005	42,698,206
CNP Assurances SA	2,600,214	48,573,937
GDF Suez	2,854,996	69,233,335
Lagardere SCA	1,162,780	28,284,696
Neopost SA	712,512	49,464,873
Orange	5,103,867	81,307,814
Societe Television Francaise 1	1,712,008	25,450,136
Total SA	714,986	42,479,134
Veolia Environnement	2,812,938	46,996,958
Vivendi SA	1,707,065	41,652,790

		476,141,879
GERMANY — 6.91%
Deutsche Telekom AG Registered	2,602,648	39,195,524
Freenet AG	1,964,381	51,401,616
K+S AG Registered	2,097,952	58,524,110
ProSiebenSat.1 Media AG Registered	2,765,932	111,431,142
RWE AG	1,318,642	46,689,114

		307,241,506
GREECE — 1.00%
OPAP SA	3,651,146	44,235,633

		44,235,633
HONG KONG — 2.45%
CLP Holdings Ltd.	4,948,000	42,588,070
Television Broadcasts Ltd.	4,226,600	23,135,337
VTech Holdings Ltd.	3,463,600	43,366,459

		109,089,866
ISRAEL — 0.89%
Migdal Insurance & Financial Holdings Ltd.	29,579,144	39,636,443

		39,636,443

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2014

Security	Shares	Value

ITALY — 5.40%
Enel SpA	8,688,868	$44,307,187
Eni SpA	2,043,559	43,526,392
Hera SpA	21,776,148	57,295,027
Snam SpA	9,084,528	49,056,460
Terna SpA	9,134,033	45,982,130

		240,167,196
JAPAN — 1.47%
Eisai Co. Ltd.	783,900	30,074,964
Net One Systems Co. Ltd.[a,b]	6,086,600	35,073,758

		65,148,722
NETHERLANDS — 0.57%
Corbion NV	1,578,412	25,461,512

		25,461,512
NEW ZEALAND — 3.82%
Fletcher Building Ltd.	4,534,842	30,337,827
SKYCITY Entertainment Group Ltd.	15,544,142	47,278,902
Spark New Zealand Ltd.	37,458,834	91,934,281

		169,551,010
NORWAY — 0.57%
Fred Olsen Energy ASA	1,712,008	18,246,034
Seadrill Ltd.	314,198	7,060,263

		25,306,297
PORTUGAL — 1.42%
Energias de Portugal SA	14,720,300	63,278,176

		63,278,176
SINGAPORE — 1.29%
Keppel Corp. Ltd.	3,091,000	22,698,592
StarHub Ltd.	10,788,000	34,659,230

		57,357,822
SPAIN — 3.01%
Ferrovial SA	3,104,870	63,330,715
Gas Natural SDG SA	1,600,678	46,146,330
Mapfre SA	7,142,438	24,439,074

		133,916,119
SWEDEN — 4.47%
NCC AB Class B	1,281,532	37,561,473
Peab AB	5,890,594	39,799,966
Securitas AB Class B	3,184,038	35,066,261
Swedbank AB Class A	1,838,182	48,511,462
TeliaSonera AB	5,437,852	37,512,563

		198,451,725

Security	Shares	Value

SWITZERLAND — 3.26%
Swiss Prime Site AG Registered	544,280	$41,339,153
Swisscom AG Registered	74,220	43,686,041
Zurich Insurance Group AG	197,920	59,800,650

		144,825,844
UNITED KINGDOM — 15.61%
Amlin PLC	5,380,950	39,204,053
AstraZeneca PLC	997,022	72,472,670
BAE Systems PLC	4,990,058	36,619,577
British American Tobacco PLC	625,922	35,518,972
Cable & Wireless Communications PLC	67,473,657	52,073,952
Carillion PLC	9,220,718	49,064,341
Catlin Group Ltd.	5,242,406	44,996,565
Dairy Crest Group PLC	3,723,370	24,810,196
Friends Life Group Ltd.	8,854,446	45,812,121
HSBC Holdings PLC	3,008,384	30,778,879
National Grid PLC	3,391,874	50,249,262
Provident Financial PLC	1,506,671	51,173,770
Royal Dutch Shell PLC Class A	1,279,058	45,656,147
SSE PLC	2,196,912	56,200,491
United Utilities Group PLC	3,018,290	41,262,166
Vodafone Group PLC	5,373,528	17,821,235

		693,714,397

TOTAL COMMON STOCKS
(Cost: $4,385,669,987)		4,430,179,993

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,d,e]	27,302,428	27,302,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,d,e]	1,579,128	1,579,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	1,102,598	1,102,598

		29,984,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,984,154)		29,984,154

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $4,415,654,141)	$4,460,164,147
Other Assets, Less Liabilities — (0.35)%	(15,504,778)

NET ASSETS — 100.00%	$4,444,659,369

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 8.67%
General Dynamics Corp.	2,033,303	$284,174,427
Honeywell International Inc.	1,695,966	163,016,252
Lockheed Martin Corp.	3,150,375	600,366,964
Northrop Grumman Corp.	1,847,870	254,932,145

		1,302,489,788
BEVERAGES — 0.63%
Coca-Cola Co. (The)	2,274,805	95,268,833

		95,268,833
BIOTECHNOLOGY — 0.34%
PDL BioPharma Inc.	6,010,171	51,266,759

		51,266,759
CAPITAL MARKETS — 0.66%
Federated Investors Inc. Class B	3,176,131	99,317,616

		99,317,616
CHEMICALS — 0.98%
Olin Corp.	2,377,798	57,637,823
RPM International Inc.	1,977,669	89,588,406

		147,226,229
COMMERCIAL BANKS — 3.77%
Bank of Hawaii Corp.[a]	2,619,387	153,365,109
BB&T Corp.	2,162,734	81,924,364
F.N.B. Corp.	3,404,907	43,548,761
First Niagara Financial Group Inc.	2,436,435	18,248,898
FirstMerit Corp.	2,383,150	43,730,802
Trustmark Corp.	2,936,265	71,439,327
United Bankshares Inc.	3,353,656	114,963,328
Valley National Bancorp	3,837,315	38,296,404

		565,516,993
COMMERCIAL SERVICES & SUPPLIES — 3.17%
Deluxe Corp.	1,663,921	101,166,397
Pitney Bowes Inc.	2,769,751	68,523,640
R.R. Donnelley & Sons Co.	4,450,041	77,653,215
Republic Services Inc.	2,499,569	95,983,449
Waste Management Inc.	2,718,194	132,892,505

		476,219,206
COMPUTERS & PERIPHERALS — 1.18%
Seagate Technology PLC	2,826,175	177,568,575

		177,568,575

Security	Shares	Value

CONTAINERS & PACKAGING — 1.98%
Avery Dennison Corp.	1,964,569	$92,040,058
MeadWestvaco Corp.	2,331,213	102,969,678
Sonoco Products Co.	2,510,101	102,587,828

		297,597,564
DISTRIBUTORS — 1.39%
Genuine Parts Co.	2,145,228	208,258,734

		208,258,734
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.58%
AT&T Inc.	4,318,931	150,471,556
CenturyLink Inc.	5,727,459	237,574,999

		388,046,555
ELECTRIC UTILITIES — 15.58%
American Electric Power Co. Inc.	3,557,834	207,564,036
Cleco Corp.	2,619,148	140,805,397
Edison International	2,431,354	152,154,133
Entergy Corp.	4,441,915	373,209,698
Exelon Corp.	3,606,808	131,973,105
FirstEnergy Corp.	5,576,224	208,216,204
IDACORP Inc.[a]	2,772,474	175,303,531
NextEra Energy Inc.	2,608,805	261,454,437
Northeast Utilities	2,923,628	144,281,042
OGE Energy Corp.	2,023,646	75,461,759
Pinnacle West Capital Corp.	3,517,836	216,241,379
PPL Corp.	4,085,710	142,958,993
Xcel Energy Inc.	3,306,802	110,678,663

		2,340,302,377
ELECTRICAL EQUIPMENT — 1.78%
Eaton Corp. PLC	1,928,903	131,917,676
Emerson Electric Co.	2,110,334	135,187,996

		267,105,672
ENERGY EQUIPMENT & SERVICES — 1.75%
Ensco PLC Class A	4,219,615	171,274,173
Nobel Corp. PLC	4,360,849	91,228,961

		262,503,134
FOOD & STAPLES RETAILING — 0.66%
Sysco Corp.	2,557,934	98,582,776

		98,582,776
FOOD PRODUCTS — 1.58%
Campbell Soup Co.	2,502,416	110,531,715
General Mills Inc.	2,447,958	127,195,897

		237,727,612

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2014

Security	Shares	Value

GAS UTILITIES — 2.86%
AGL Resources Inc.	3,389,022	$182,702,176
New Jersey Resources Corp.[a]	3,137,592	183,486,380
Questar Corp.	2,648,560	63,856,782

		430,045,338
HOTELS, RESTAURANTS & LEISURE — 2.93%
Darden Restaurants Inc.	3,481,313	180,262,387
McDonald’s Corp.	2,769,486	259,583,923

		439,846,310
HOUSEHOLD DURABLES — 2.92%
Garmin Ltd.	3,041,786	168,758,287
Leggett & Platt Inc.	3,378,195	133,033,319
Tupperware Brands Corp.	2,143,630	136,656,413

		438,448,019
HOUSEHOLD PRODUCTS — 3.52%
Clorox Co. (The)	2,444,615	243,239,193
Kimberly-Clark Corp.	2,499,637	285,633,520

		528,872,713
INDUSTRIAL CONGLOMERATES — 0.40%
General Electric Co.	2,327,816	60,080,931

		60,080,931
INSURANCE — 3.37%
Arthur J. Gallagher & Co.	2,480,386	118,314,412
Cincinnati Financial Corp.	2,663,352	134,419,375
Mercury General Corp.[a]	3,780,855	200,839,018
Old Republic International Corp.	3,603,450	53,222,957

		506,795,762
LEISURE EQUIPMENT & PRODUCTS — 0.54%
Mattel Inc.	2,584,211	80,291,436

		80,291,436
MEDIA — 1.52%
Cinemark Holdings Inc.	2,495,169	88,129,369
Meredith Corp.[a]	2,692,928	140,409,266

		228,538,635
METALS & MINING — 0.38%
Cliffs Natural Resources Inc.[b]	2,039,158	22,899,744
Commercial Metals Co.	2,016,875	34,871,769

		57,771,513
MULTI-UTILITIES — 16.97%
Alliant Energy Corp.	3,032,008	187,711,615
Avista Corp.[a]	3,696,378	131,036,600
Black Hills Corp.[a]	2,491,116	136,338,779
CenterPoint Energy Inc.	2,956,395	72,579,497

Security	Shares	Value

CMS Energy Corp.	3,200,806	$104,570,332
Dominion Resources Inc.	2,897,017	206,557,312
DTE Energy Co.	3,232,368	265,571,355
Integrys Energy Group Inc.[a]	4,188,040	304,386,747
NiSource Inc.	2,645,699	111,278,100
PG&E Corp.	3,681,880	185,272,202
Public Service Enterprise Group Inc.	3,680,725	152,050,750
SCANA Corp.	3,571,576	196,043,807
Sempra Energy	2,362,905	259,919,550
TECO Energy Inc.	4,265,163	83,639,846
Wisconsin Energy Corp.	3,072,066	152,558,797

		2,549,515,289
OIL, GAS & CONSUMABLE FUELS — 6.24%
Chevron Corp.	2,667,263	319,938,197
ConocoPhillips	3,252,084	234,637,860
HollyFrontier Corp.	5,674,348	257,501,912
ONEOK Inc.	2,123,855	125,180,014

		937,257,983
PAPER & FOREST PRODUCTS — 0.95%
Domtar Corp.[a]	3,482,579	143,029,520

		143,029,520
PHARMACEUTICALS — 3.90%
Bristol-Myers Squibb Co.	2,252,083	131,048,710
Eli Lilly and Co.	3,193,603	211,831,687
Merck & Co. Inc.	2,862,111	165,830,711
Pfizer Inc.	2,549,106	76,345,725

		585,056,833
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
Intel Corp.	3,003,546	102,150,600

		102,150,600
SPECIALTY RETAIL — 0.21%
Staples Inc.	2,459,874	31,191,202

		31,191,202
THRIFTS & MORTGAGE FINANCE — 0.89%
New York Community Bancorp Inc.	5,060,742	80,718,835
People’s United Financial Inc.	3,600,800	52,643,696

		133,362,531
TOBACCO — 4.90%
Altria Group Inc.	4,150,917	200,655,328
Lorillard Inc.	3,542,743	217,878,694

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2014

Security	Shares	Value

Philip Morris International Inc.	3,562,991	$317,141,829

		735,675,851

TOTAL COMMON STOCKS
(Cost: $11,513,333,772)		15,002,928,889

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	20,049,769	20,049,769
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	1,159,646	1,159,646
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	15,927,609	15,927,609

		37,137,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,137,024)		37,137,024

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $11,550,470,796)		15,040,065,913

Security	Shares	Value
SHORT POSITIONS[e] — (0.08)%

COMMON STOCKS — (0.08)%
Halyard Health Inc.[f]	(312,300)	$(11,857,359)

		(11,857,359)

TOTAL SHORT POSITIONS
(Proceeds: $11,857,359)		(11,857,359)
Other Assets, Less Liabilities — (0.05)%		(8,095,966)

NET ASSETS — 100.00%		$15,020,112,588

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	See Note 1.
[f]	Non-income earning security.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	219	Dec. 2014	Chicago Mercantile	$22,024,830	$926,848

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$86,655,773	$4,582,024,280	$4,298,089,102
Affiliated (Note 2)	820,534	5,821,550	117,565,039

Total cost of investments	$87,476,307	$4,587,845,830	$4,415,654,141

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$89,011,422	$4,890,479,014	$4,360,975,675
Affiliated (Note 2)	866,562	5,821,550	99,188,472

Total fair value of investments	89,877,984	4,896,300,564	4,460,164,147
Foreign currency, at value[b]	—	—	7,073,401
Cash	—	449,000	—
Cash pledged to broker	14,000	377,000	—
Receivables:
Due from custodian (Note 4)	—	—	902,998
Investment securities sold	304,863	13,355,017	—
Dividends	95,711	13,258,665	7,813,787
Capital shares sold	58,839	461,817	305,400
Futures variation margin	2,280	89,580	—

Total Assets	90,353,677	4,924,291,643	4,476,259,733

LIABILITIES
Short positions, at value[c]	—	2,228,713	—
Payables:
Investment securities purchased	373,808	11,292,279	902,998
Collateral for securities on loan (Note 1)	—	—	28,881,556
Capital shares redeemed	—	55,914	—
Due to custodian	48	—	—
Investment advisory fees (Note 2)	3,190	457,918	1,815,810

Total Liabilities	377,046	14,034,824	31,600,364

NET ASSETS	$89,976,631	$4,910,256,819	$4,444,659,369

Net assets consist of:
Paid-in capital	$87,420,270	$4,489,530,556	$4,419,331,524
Undistributed (distributions in excess of) net investment income	7,588	13,918,461	(2,395,271)
Undistributed net realized gain (accumulated net realized loss)	144,024	98,181,905	(16,522,319)
Net unrealized appreciation	2,404,749	308,625,897	44,245,435

NET ASSETS	$89,976,631	$4,910,256,819	$4,444,659,369

Shares outstanding[d]	3,500,000	64,050,000	123,700,000

Net asset value per share	$25.71	$76.66	$35.93

[a]	Securities on loan with values of $ —, $ — and $27,360,139, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $7,133,457, respectively.
[c]	Proceeds: $ —, $2,228,713 and $ —, respectively. See Note 1.
[d]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

iShares Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,303,797,434
Affiliated (Note 2)	1,246,673,362

Total cost of investments	$11,550,470,796

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,434,733,939
Affiliated (Note 2)	1,605,331,974

Total fair value of investments	15,040,065,913
Cash pledged to broker	1,018,000
Receivables:
Investment securities sold	17,485,230
Dividends and interest	19,863,119
Capital shares sold	309,768
Futures variation margin	249,660

Total Assets	15,078,991,690

LIABILITIES
Short positions, at value[b]	11,857,359
Payables:
Investment securities purchased	21,109,917
Collateral for securities on loan (Note 1)	21,209,415
Investment advisory fees (Note 2)	4,702,411

Total Liabilities	58,879,102

NET ASSETS	$15,020,112,588

Net assets consist of:
Paid-in capital	$13,367,845,038
Undistributed net investment income	16,880,884
Accumulated net realized loss	(1,855,135,299)
Net unrealized appreciation	3,490,521,965

NET ASSETS	$15,020,112,588

Shares outstanding[c]	192,200,000

Net asset value per share	$78.15

[a]	Securities on loan with a value of $20,655,747. See Note 1.
[b]	Proceeds: $11,857,359. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Core Dividend Growth ETF[a]	iShares Core High Dividend ETF	iShares International Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$472,946	$79,678,061	$110,997,040
Dividends — affiliated (Note 2)	2,586	—	1,587,249
Interest — affiliated (Note 2)	—	18	8
Securities lending income — affiliated (Note 2)	—	4,288	144,916

Total investment income	475,532	79,682,367	112,729,213

EXPENSES
Investment advisory fees (Note 2)	27,788	3,679,909	10,900,931

Total expenses	27,788	3,679,909	10,900,931
Less investment advisory fees waived (Note 2)	(16,209)	—	—

Net expenses	11,579	3,679,909	10,900,931

Net investment income	463,953	76,002,458	101,828,282

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(164,913)	(7,330,486)	6,351,554
Investments — affiliated (Note 2)	83	—	(632,799)
In-kind redemptions — unaffiliated	303,258	171,178,315	4,920,903
In-kind redemptions — affiliated (Note 2)	915	—	25,107
Futures contracts	4,681	915,304	—
Foreign currency transactions	—	—	(1,508,173)

Net realized gain	144,024	164,763,133	9,156,592

Net change in unrealized appreciation/depreciation on:
Investments	2,401,677	1,396,377	(437,638,792)
Futures contracts	3,072	84,732	—
Translation of assets and liabilities in foreign currencies	—	—	(399,170)

Net change in unrealized appreciation/depreciation	2,404,749	1,481,109	(438,037,962)

Net realized and unrealized gain (loss)	2,548,773	166,244,242	(428,881,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,012,726	$242,246,700	$(327,053,088)

[a]	For the period from June 10, 2014 (commencement of operations) to October 31, 2014.
[b]	Net of foreign withholding tax of $44, $ — and $11,891,218, respectively.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

iShares Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$227,419,571
Dividends — affiliated (Note 2)	29,186,031
Interest — affiliated (Note 2)	54
Securities lending income — affiliated (Note 2)	837,792

Total investment income	257,443,448

EXPENSES
Investment advisory fees (Note 2)	27,772,822

Total expenses	27,772,822

Net investment income	229,670,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,545,862)
Investments — affiliated (Note 2)	49,263,216
In-kind redemptions — unaffiliated	40,322,533
In-kind redemptions — affiliated (Note 2)	2,959,688
Futures contracts	2,380,330

Net realized gain	86,379,905

Net change in unrealized appreciation/depreciation on:
Investments	537,631,999
Futures contracts	714,920

Net change in unrealized appreciation/depreciation	538,346,919

Net realized and unrealized gain	624,726,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$854,397,450

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF
	Period from June 10, 2014[a] to October 31, 2014 (Unaudited)	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$463,953	$76,002,458	$107,410,049
Net realized gain	144,024	164,763,133	341,148,202
Net change in unrealized appreciation/depreciation	2,404,749	1,481,109	(105,310,856)

Net increase in net assets resulting from operations	3,012,726	242,246,700	343,247,395

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(456,365)	(67,869,953)	(105,726,018)

Total distributions to shareholders	(456,365)	(67,869,953)	(105,726,018)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,206,057	2,189,584,955	2,296,338,412
Cost of shares redeemed	(3,785,787)	(996,003,657)	(2,509,873,509)

Net increase (decrease) in net assets from capital share transactions	87,420,270	1,193,581,298	(213,535,097)

INCREASE IN NET ASSETS	89,976,631	1,367,958,045	23,986,280

NET ASSETS
Beginning of period	—	3,542,298,774	3,518,312,494

End of period	$89,976,631	$4,910,256,819	$3,542,298,774

Undistributed net investment income included in net assets at end of period	$7,588	$13,918,461	$5,785,956

SHARES ISSUED AND REDEEMED
Shares sold	3,650,000	29,150,000	33,250,000
Shares redeemed	(150,000)	(13,100,000)	(36,550,000)

Net increase (decrease) in shares outstanding	3,500,000	16,050,000	(3,300,000)

[a]	Commencement of operations.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$101,828,282	$145,566,118	$229,670,626	$404,528,530
Net realized gain	9,156,592	58,894,427	86,379,905	1,105,252,724
Net change in unrealized appreciation/depreciation	(438,037,962)	258,458,642	538,346,919	609,045,741

Net increase (decrease) in net assets resulting from operations	(327,053,088)	462,919,187	854,397,450	2,118,826,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,819,380)	(132,528,406)	(220,509,140)	(411,148,187)

Total distributions to shareholders	(130,819,380)	(132,528,406)	(220,509,140)	(411,148,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,181,481,570	1,354,850,130	960,394,369	1,291,553,254
Cost of shares redeemed	(23,561,170)	—	(141,996,047)	(1,861,420,972)

Net increase (decrease) in net assets from capital share transactions	1,157,920,400	1,354,850,130	818,398,322	(569,867,718)

INCREASE IN NET ASSETS	700,047,932	1,685,240,911	1,452,286,632	1,137,811,090

NET ASSETS
Beginning of period	3,744,611,437	2,059,370,526	13,567,825,956	12,430,014,866

End of period	$4,444,659,369	$3,744,611,437	$15,020,112,588	$13,567,825,956

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,395,271)	$26,595,827	$16,880,884	$7,719,398

SHARES ISSUED AND REDEEMED
Shares sold	30,150,000	37,150,000	12,750,000	18,750,000
Shares redeemed	(700,000)	—	(1,900,000)	(27,250,000)

Net increase (decrease) in shares outstanding	29,450,000	37,150,000	10,850,000	(8,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Core Dividend Growth ETF
Period from Jun. 10, 2014[a] to Oct. 31, 2014 (Unaudited)
Net asset value, beginning of period	$24.96

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized gain[c]	0.72

Total from investment operations	0.92

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$25.71

Total return	3.69%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,977
Ratio of expenses to average net assets[e]	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%
Ratio of net investment income to average net assets[e]	2.00%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Period from Mar. 29, 2011[a] to Apr. 30, 2011
Net asset value, beginning of period	$73.80	$68.58	$57.95	$52.88	$50.35

Income from investment operations:
Net investment income[b]	1.37	2.27	2.11	2.10	0.18
Net realized and unrealized gain[c]	2.71	5.21	10.63	4.41	2.35

Total from investment operations	4.08	7.48	12.74	6.51	2.53

Less distributions from:
Net investment income	(1.22)	(2.26)	(2.11)	(1.44)	—

Total distributions	(1.22)	(2.26)	(2.11)	(1.44)	—

Net asset value, end of period	$76.66	$73.80	$68.58	$57.95	$52.88

Total return	5.56%[d]	11.20%	22.49%	12.54%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,910,257	$3,542,299	$3,518,312	$1,445,926	$23,798
Ratio of expenses to average net assets[e]	0.18%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.63%	3.29%	3.45%	3.82%	3.97%
Portfolio turnover rate[f]	28%	47%	43%	28%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$39.73	$36.07	$31.73	$37.94	$31.27	$21.24

Income from investment operations:
Net investment income[a]	0.90	1.93	1.70	1.61	1.29	1.18
Net realized and unrealized gain (loss)[b]	(3.53)	3.56	4.29	(6.19)	6.71	10.06

Total from investment operations	(2.63)	5.49	5.99	(4.58)	8.00	11.24

Less distributions from:
Net investment income	(1.17)	(1.83)	(1.65)	(1.63)	(1.33)	(1.21)

Total distributions	(1.17)	(1.83)	(1.65)	(1.63)	(1.33)	(1.21)

Net asset value, end of period	$35.93	$39.73	$36.07	$31.73	$37.94	$31.27

Total return	(6.82)%[c]	16.20%	19.76%	(11.95)%	26.64%	53.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,444,659	$3,744,611	$2,059,371	$945,494	$523,506	$129,769
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	4.67%	5.27%	5.21%	5.07%	3.91%	3.98%
Portfolio turnover rate[e]	5%	55%	24%	28%	38%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$74.82	$65.47	$56.70	$53.65	$47.46	$34.94

Income from investment operations:
Net investment income[a]	1.24	2.18	2.17	1.94	1.73	1.59
Net realized and unrealized gain[b]	3.27	9.40	8.78	3.00	6.21	12.57

Total from investment operations	4.51	11.58	10.95	4.94	7.94	14.16

Less distributions from:
Net investment income	(1.18)	(2.23)	(2.18)	(1.89)	(1.75)	(1.64)

Total distributions	(1.18)	(2.23)	(2.18)	(1.89)	(1.75)	(1.64)

Net asset value, end of period	$78.15	$74.82	$65.47	$56.70	$53.65	$47.46

Total return	6.09%[c]	18.06%	19.83%	9.56%	17.25%	41.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,020,113	$13,567,826	$12,430,015	$10,296,527	$6,202,221	$4,340,584
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.26%	3.18%	3.72%	3.67%	3.59%	3.84%
Portfolio turnover rate[e]	3%	22%	13%	16%	18%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth[a]	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified

[a]	The Fund commenced operations on June 10, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
International Select Dividend	$27,360,139	$27,360,139	$—
Select Dividend	20,655,747	20,655,747	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Core Dividend Growth ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund. For the six months ended October 31, 2014, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $16,209.

Effective June 12, 2014, for its investment advisory services to the iShares Core High Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund. Prior to June 12, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

Effective July 1, 2014, for its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $12 billion
0.4750	[a]	Over $12 billion, up to and including $21 billion
0.4513	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to July 1, 2014, for its investment advisory services to the iShares International Select Dividend ETF, BFA was entitled to an annual investment advisory fee of 0.50% based on the Fund’s average daily net assets.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $46 billion
0.3800	[a]	Over $46 billion, up to and including $81 billion
0.3610	[a]	Over $81 billion, up to and including $141 billion
0.3430	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) the iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares Select Dividend ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, (i) the iShares International Select Dividend ETF (the “Group 2 Fund”) retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core High Dividend	$2,310
International Select Dividend	55,015
Select Dividend	364,658

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth
BlackRock Inc.	—	2,252	(170)	2,082	$710,191	$2,586	$998

International Select Dividend
Bradken Ltd.[a]	7,713,420	2,563,422	(217,558)	10,059,284	$34,130,560	$834,854	$(607,692)
Net One Systems Co. Ltd.	4,901,000	1,185,600	—	6,086,600	35,073,758	752,395	—

					$69,204,318	$1,587,249	$(607,692)

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Select Dividend
Avista Corp.	3,486,948	294,914	(85,484)	3,696,378	$131,036,600	$2,251,439	$214,310
Bank of Hawaii Corp.	2,509,164	175,028	(64,805)	2,619,387	153,365,109	2,294,542	316,687
Black Hills Corp.	2,339,549	200,289	(48,722)	2,491,116	136,338,779	1,849,968	465,286
Domtar Corp.	—	3,489,221	(6,642)	3,482,579	143,029,520	1,179,820	1,712
IDACORP Inc.	2,601,071	224,910	(53,507)	2,772,474	175,303,531	2,264,856	20,728
Integrys Energy Group Inc.[a]	3,936,552	333,977	(82,489)	4,188,040	304,386,747	5,467,286	685,502
Mercury General Corp.	3,763,869	16,986	—	3,780,855	200,839,018	4,640,005	—
Meredith Corp.	2,524,351	219,675	(51,098)	2,692,928	140,409,266	2,232,556	195,494
New Jersey Resources Corp.	2,964,995	244,365	(71,768)	3,137,592	183,486,380	2,646,413	312,918
Universal Corp.	3,026,528	—	(3,026,528)	—	—	1,858,814	(6,902,489)
UNS Energy Corp.	2,890,921	109,404	(3,000,325)	—	—	2,500,332	56,912,756

					$1,568,194,950	$29,186,031	$52,222,904

[a]	Not an affiliate at the beginning of the period.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$5,809,280	$5,681,478
Core High Dividend	1,155,288,644	1,152,498,064
International Select Dividend	212,870,985	202,188,168
Select Dividend	510,352,599	487,114,805

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$90,749,697	$3,696,906
Core High Dividend	2,179,260,372	991,706,057
International Select Dividend	1,147,076,509	22,870,142
Select Dividend	937,034,495	138,257,088

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of October 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$3,072	$171,163	$926,848

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended October 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$4,681	$915,304	$2,380,330

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$3,072	$84,732	$714,920

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2014:

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Average number of contracts purchased	1	130	203
Average value of contracts purchased	$100,570	$12,713,735	$19,680,812

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Select Dividend ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Core High Dividend	$33,799,375	$—	$—	$33,799,375
Select Dividend	—	181,461,615	1,654,618,293	1,836,079,908

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend Growth	$87,476,307	$3,728,038	$(1,326,361)	$2,401,677
Core High Dividend	4,618,301,254	349,338,537	(71,339,227)	277,999,310
International Select Dividend	4,460,225,136	325,427,754	(325,488,743)	(60,989)
Select Dividend	11,655,694,164	3,681,401,751	(297,030,002)	3,384,371,749

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core Dividend Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 18-19, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added

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or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and

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providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares Core High Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have

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committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that, at a meeting held on May 16, 2014, the Board had approved a permanent reduction to the advisory fee rate charged to the Fund. The Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders the benefits of a lower fee. In addition, the Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually,

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concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares International Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the

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“Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering

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this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

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iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Core Dividend Growth	$0.133405	$—	$0.035619	$0.169024	79%	—%	21%		100%
Core High Dividend	1.217265	—	0.002318	1.219583	100	—	0	[a]	100
Select Dividend	1.175548	—	0.006574	1.182122	99	—	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	59

Notes:

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-46-1014

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
➢	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
➢	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
➢	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
➢	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
➢	iShares Morningstar Mid-Cap Value ETF | JKI | NYSE Arca
➢	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
➢	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
➢	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP ETF

Performance as of October 31, 2014

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 9.22%, net of fees, while the total return for the Index was 9.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.34%	17.27%	17.61%	17.34%	17.27%	17.61%
5 Years	17.19%	17.20%	17.46%	121.03%	121.09%	123.60%
10 Years	9.16%	9.15%	9.38%	140.17%	140.01%	145.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.20	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Consumer Staples	23.26%
Health Care	19.99
Financials	19.33
Industrials	14.31
Information Technology	11.33
Consumer Discretionary	7.53
Materials	2.37
Energy	1.73
Telecommunication Services	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Microsoft Corp.	7.28%
Johnson & Johnson	5.72
Berkshire Hathaway Inc. Class B	4.81
Procter & Gamble Co. (The)	4.44
Bank of America Corp.	3.39
Coca-Cola Co. (The)	3.11
PepsiCo Inc.	2.73
Philip Morris International Inc.	2.62
Amgen Inc.	2.32
AbbVie Inc.	1.90

TOTAL	38.32%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

Performance as of October 31, 2014

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 11.65%, net of fees, while the total return for the Index was 11.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.31%	19.19%	19.64%	19.31%	19.19%	19.64%
5 Years	17.05%	17.06%	17.35%	119.76%	119.81%	122.58%
10 Years	7.94%	7.95%	8.21%	114.64%	114.82%	120.18%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.50	$1.33	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Information Technology	35.77%
Consumer Discretionary	22.13
Health Care	14.08
Energy	8.24
Financials	7.98
Industrials	6.11
Materials	3.17
Consumer Staples	2.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Apple Inc.	11.76%
Gilead Sciences Inc.	3.08
Google Inc. Class A	2.93
Google Inc. Class C	2.89
Facebook Inc. Class A	2.84
Walt Disney Co. (The)	2.62
Comcast Corp. Class A	2.60
QUALCOMM Inc.	2.39
Home Depot Inc. (The)	2.39
Schlumberger Ltd.	2.33

TOTAL	35.83%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

Performance as of October 31, 2014

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 3.69%, net of fees, while the total return for the Index was 3.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.93%	13.80%	14.26%	13.93%	13.80%	14.26%
5 Years	13.75%	13.76%	14.08%	90.47%	90.50%	93.21%
10 Years	6.24%	6.23%	6.51%	83.22%	83.06%	87.97%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.90	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Financials	23.28%
Energy	18.97
Information Technology	12.06
Health Care	11.38
Industrials	9.81
Telecommunication Services	8.16
Utilities	7.38
Consumer Staples	3.60
Materials	2.85
Consumer Discretionary	2.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	8.07%
General Electric Co.	5.07
Wells Fargo & Co.	4.93
Chevron Corp.	4.46
JPMorgan Chase & Co.	4.45
Verizon Communications Inc.	4.07
Pfizer Inc.	3.72
AT&T Inc.	3.53
Intel Corp.	3.29
Merck & Co. Inc.	3.27

TOTAL	44.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP ETF

Performance as of October 31, 2014

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 8.22%, net of fees, while the total return for the Index was 8.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.98%	16.97%	17.28%	16.98%	16.97%	17.28%
5 Years	20.13%	20.15%	20.41%	150.20%	150.39%	153.06%
10 Years	10.52%	10.52%	10.76%	171.85%	171.87%	177.92%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.20	$1.31	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	20.80%
Financials	19.97
Information Technology	17.08
Industrials	14.25
Health Care	9.48
Materials	8.25
Consumer Staples	4.83
Energy	4.62
Utilities	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Avago Technologies Ltd.	1.49%
Alcoa Inc.	1.35
AmerisourceBergen Corp.	1.25
Invesco Ltd.	1.20
Fiserv Inc.	1.19
Fidelity National Information Services Inc.	1.14
Cheniere Energy Inc.	1.14
Sigma-Aldrich Corp.	1.11
Paychex Inc.	1.05
Genuine Parts Co.	1.02

TOTAL	11.94%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

Performance as of October 31, 2014

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 7.90%, net of fees, while the total return for the Index was 8.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.18%	14.22%	14.44%	14.18%	14.22%	14.44%
5 Years	18.13%	18.13%	18.40%	129.99%	130.01%	132.65%
10 Years	10.16%	10.17%	10.43%	163.25%	163.34%	169.67%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.00	$1.57	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Industrials	21.06%
Information Technology	20.42
Consumer Discretionary	18.75
Health Care	14.57
Financials	8.17
Energy	7.24
Consumer Staples	4.65
Materials	2.10
Telecommunication Services	2.02
Utilities	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Zoetis Inc.	1.30%
Keurig Green Mountain Inc.	1.29
O’Reilly Automotive Inc.	1.28
Intuitive Surgical Inc.	1.25
Ross Stores Inc.	1.18
Amphenol Corp. Class A	1.11
Roper Industries Inc.	1.11
Alliance Data Systems Corp.	1.10
Constellation Brands Inc. Class A	1.07
Starwood Hotels & Resorts Worldwide Inc.	1.02

TOTAL	11.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

Performance as of October 31, 2014

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 3.82%, net of fees, while the total return for the Index was 3.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.02%	13.98%	14.34%	14.02%	13.98%	14.34%
5 Years	18.40%	18.39%	18.75%	132.66%	132.60%	136.10%
10 Years	9.56%	9.56%	9.83%	149.21%	149.28%	155.41%
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.20	$1.54	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Financials	25.92%
Utilities	18.15
Consumer Discretionary	10.50
Industrials	9.57
Information Technology	8.54
Materials	8.41
Consumer Staples	7.72
Energy	6.26
Health Care	3.93
Telecommunication Services	1.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

United Continental Holdings Inc.	1.47%
Symantec Corp.	1.27
Xcel Energy Inc.	1.26
M&T Bank Corp.	1.20
FirstEnergy Corp.	1.17
Northeast Utilities	1.16
Entergy Corp.	1.12
DTE Energy Co.	1.08
Xerox Corp.	1.07
Principal Financial Group Inc.	1.07

TOTAL	11.87%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP ETF

Performance as of October 31, 2014

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 5.11%, net of fees, while the total return for the Index was 5.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.90%	11.84%	11.81%	11.90%	11.84%	11.81%
5 Years	17.64%	17.61%	17.81%	125.29%	125.01%	126.97%
10 Years	9.34%	9.32%	9.51%	144.18%	143.74%	147.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.10	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Financials	23.71%
Information Technology	19.20
Consumer Discretionary	18.18
Industrials	15.69
Materials	7.77
Health Care	7.17
Energy	4.44
Consumer Staples	3.38
Utilities	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

VeriFone Systems Inc.	0.86%
LaSalle Hotel Properties	0.84
International Game Technology	0.83
ARRIS Group Inc.	0.81
VCA Inc.	0.80
Equity Lifestyle Properties, Inc.	0.80
Teledyne Technologies Inc.	0.80
TriQuint Semiconductor Inc.	0.77
Teradyne Inc.	0.77
RF Micro Devices Inc.	0.77

TOTAL	8.05%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

Performance as of October 31, 2014

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 5.63%, net of fees, while the total return for the Index was 5.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.66%	5.59%	5.75%	5.66%	5.59%	5.75%
5 Years	18.63%	18.63%	18.75%	134.90%	134.92%	136.17%
10 Years	9.20%	9.19%	9.39%	141.12%	140.90%	145.30%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.30	$1.55	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Information Technology	25.80%
Health Care	21.52
Financials	14.59
Consumer Discretionary	14.22
Industrials	13.21
Energy	5.00
Consumer Staples	2.99
Materials	2.12
Telecommunication Services	0.31
Utilities	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Alnylam Pharmaceuticals Inc.	1.28%
Isis Pharmaceuticals Inc.	1.14
Team Health Holdings Inc.	0.92
RLJ Lodging Trust	0.89
Ultimate Software Group Inc. (The)	0.89
Diamondback Energy Inc.	0.81
Zebra Technologies Corp. Class A	0.78
Cepheid Inc.	0.78
Tyler Technologies Inc.	0.77
Investors Bancorp Inc.	0.76

TOTAL	9.02%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

Performance as of October 31, 2014

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 4.33%, net of fees, while the total return for the Index was 4.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.18%	13.06%	13.39%	13.18%	13.06%	13.39%
5 Years	18.88%	18.85%	19.18%	137.40%	137.12%	140.48%
10 Years	9.86%	9.83%	10.14%	156.06%	155.46%	162.66%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.30	$1.55	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Financials	38.32%
Utilities	11.44
Industrials	10.95
Consumer Discretionary	10.12
Information Technology	9.94
Materials	6.55
Health Care	5.02
Energy	3.90
Consumer Staples	3.21
Telecommunication Services	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Puma Biotechnology Inc.	1.04%
AECOM Technology Corp.	1.00
Graphic Packaging Holding Co.	0.81
Health Net Inc.	0.78
Esterline Technologies Corp.	0.77
Retail Properties of America Inc. Class A	0.76
Vectren Corp.	0.76
CBS Outdoor Americas Inc.	0.75
R.R. Donnelley & Sons Co.	0.71
Equity Commonwealth	0.71

TOTAL	8.09%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.12%
Honeywell International Inc.	78,112	$7,508,125
United Technologies Corp.	84,921	9,086,547

		16,594,672
AIR FREIGHT & LOGISTICS — 2.22%
FedEx Corp.	26,508	4,437,439
United Parcel Service Inc. Class B	70,212	7,365,941

		11,803,380
AIRLINES — 0.56%
American Airlines Group Inc.	71,772	2,967,772

		2,967,772
BEVERAGES — 5.83%
Coca-Cola Co. (The)	393,999	16,500,678
PepsiCo Inc.	150,400	14,463,968

		30,964,646
BIOTECHNOLOGY — 2.31%
Amgen Inc.	75,821	12,296,650

		12,296,650
CAPITAL MARKETS — 2.87%
Ameriprise Financial Inc.	18,661	2,354,458
Bank of New York Mellon Corp. (The)	112,998	4,375,283
Morgan Stanley	152,869	5,342,772
State Street Corp.	42,329	3,194,146

		15,266,659
CHEMICALS — 1.94%
Air Products and Chemicals Inc.	19,110	2,573,353
E.I. du Pont de Nemours and Co.	91,356	6,317,267
Mosaic Co. (The)	31,704	1,404,804

		10,295,424
COMMERCIAL BANKS — 4.83%
Bank of America Corp.	1,049,629	18,011,633
U.S. Bancorp	179,863	7,662,164

		25,673,797
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Tyco International Ltd.	44,208	1,897,849

		1,897,849
COMMUNICATIONS EQUIPMENT — 0.27%
Motorola Solutions Inc.	21,976	1,417,452

		1,417,452

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.09%
EMC Corp.	202,496	$5,817,710

		5,817,710
CONSUMER FINANCE — 1.52%
American Express Co.	89,839	8,081,018

		8,081,018
DIVERSIFIED FINANCIAL SERVICES — 5.30%
Berkshire Hathaway Inc. Class Ba	181,964	25,504,075
CME Group Inc.	31,483	2,638,590

		28,142,665
ELECTRICAL EQUIPMENT — 1.45%
Eaton Corp. PLC	47,564	3,252,902
Emerson Electric Co.	69,693	4,464,534

		7,717,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
TE Connectivity Ltd.	40,791	2,493,554

		2,493,554
ENERGY EQUIPMENT & SERVICES — 0.59%
National Oilwell Varco Inc.	42,994	3,123,084

		3,123,084
FOOD & STAPLES RETAILING — 3.86%
CVS Health Corp.	115,600	9,919,636
Kroger Co. (The)	48,733	2,714,915
Sysco Corp.	58,608	2,258,752
Walgreen Co.	87,844	5,641,342

		20,534,645
FOOD PRODUCTS — 2.02%
General Mills Inc.	61,214	3,180,679
Kellogg Co.	25,531	1,632,963
Mondelez International Inc. Class A	168,283	5,933,659

		10,747,301
HEALTH CARE EQUIPMENT & SUPPLIES — 5.97%
Abbott Laboratories	150,094	6,542,598
Baxter International Inc.	54,102	3,794,714
Becton, Dickinson and Co.	19,122	2,461,001
Boston Scientific Corp.[a]	132,420	1,758,538
Covidien PLC	45,113	4,170,246
Medtronic Inc.	97,774	6,664,276
St. Jude Medical Inc.	28,482	1,827,690
Stryker Corp.	29,810	2,609,269
Zimmer Holdings Inc.	16,897	1,879,622

		31,707,954

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.81%
Express Scripts Holding Co.[a]	74,411	$5,716,253
UnitedHealth Group Inc.	96,985	9,214,545

		14,930,798
HOTELS, RESTAURANTS & LEISURE — 2.07%
Carnival Corp.	45,057	1,809,038
McDonald’s Corp.	98,012	9,186,665

		10,995,703
HOUSEHOLD PRODUCTS — 6.32%
Colgate-Palmolive Co.	85,696	5,731,349
Kimberly-Clark Corp.	37,346	4,267,527
Procter & Gamble Co. (The)	270,261	23,585,677

		33,584,553
INDUSTRIAL CONGLOMERATES — 1.87%
3M Co.	64,679	9,945,690

		9,945,690
INSURANCE — 2.46%
American International Group Inc.	142,426	7,629,761
Aon PLC	28,949	2,489,614
Marsh & McLennan Companies Inc.	54,414	2,958,489

		13,077,864
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Thermo Fisher Scientific Inc.	39,830	4,682,813

		4,682,813
MACHINERY — 3.39%
Caterpillar Inc.	62,670	6,355,365
Cummins Inc.	17,050	2,492,369
Illinois Tool Works Inc.	36,459	3,319,592
Ingersoll-Rand PLC	26,731	1,673,895
PACCAR Inc.	35,360	2,309,715
Parker-Hannifin Corp.	14,821	1,882,712

		18,033,648
MEDIA — 3.46%
DIRECTV[a]	50,148	4,352,345
DISH Network Corp. Class Aa	21,192	1,348,871
Omnicom Group Inc.	25,033	1,798,871
Time Warner Cable Inc.	27,827	4,096,413
Time Warner Inc.	85,329	6,781,095

		18,377,595
METALS & MINING — 0.43%
Nucor Corp.	31,762	1,717,054
Southern Copper Corp.	20,341	585,414

		2,302,468

Security	Shares	Value

MULTILINE RETAIL — 1.12%
Macy’s Inc.	35,196	$2,035,033
Target Corp.	63,293	3,912,773

		5,947,806
OIL, GAS & CONSUMABLE FUELS — 1.14%
Chesapeake Energy Corp.	51,995	1,153,249
Devon Energy Corp.	38,439	2,306,340
Spectra Energy Corp.	66,867	2,616,506

		6,076,095
PHARMACEUTICALS — 7.98%
AbbVie Inc.	158,876	10,082,271
Johnson & Johnson	281,502	30,340,286
Mylan Inc.[a]	37,419	2,003,787

		42,426,344
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.32%
Boston Properties Inc.	15,250	1,932,937
HCP Inc.	45,901	2,018,267
Public Storage	14,453	2,664,266
Ventas Inc.	29,378	2,012,687
Vornado Realty Trust	17,460	1,911,521
Weyerhaeuser Co.	52,789	1,787,436

		12,327,114
ROAD & RAIL — 1.31%
CSX Corp.	99,889	3,559,045
Norfolk Southern Corp.	30,924	3,421,431

		6,980,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.22%
Analog Devices Inc.	31,452	1,560,648
Applied Materials Inc.	121,436	2,682,521
Broadcom Corp. Class A	53,604	2,244,936
Texas Instruments Inc.	106,573	5,292,415

		11,780,520
SOFTWARE — 7.27%
Microsoft Corp.	822,442	38,613,652

		38,613,652
SPECIALTY RETAIL — 0.87%
AutoZone Inc.[a]	3,246	1,796,726
Gap Inc. (The)	27,385	1,037,618
L Brands Inc.	24,541	1,769,897

		4,604,241
TOBACCO — 5.19%
Altria Group Inc.	197,978	9,570,257
Lorillard Inc.	35,883	2,206,804

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

Philip Morris International Inc.	155,924	$13,878,795
Reynolds American Inc.	30,705	1,931,652

		27,587,508
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
T-Mobile US Inc.[a]	26,635	777,476

		777,476

TOTAL COMMON STOCKS
(Cost: $400,206,603)		530,596,032

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	419,853	419,853

		419,853

TOTAL SHORT-TERM INVESTMENTS
(Cost: $419,853)		419,853

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $400,626,456)		531,015,885

SHORT POSITIONS[d] — (0.03)%

COMMON STOCKS — (0.03)%
Halyard Health Inc.[a]	(4,600)	(174,652)

		(174,652)

TOTAL SHORT POSITIONS
(Proceeds: $174,652)		(174,652)
Other Assets, Less Liabilities — 0.11%		626,151

NET ASSETS — 100.00%		$531,467,384

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.09%
Boeing Co. (The)	74,625	$9,321,409
Precision Castparts Corp.	15,957	3,521,710

		12,843,119
AIRLINES — 0.43%
Southwest Airlines Co.	76,381	2,633,617

		2,633,617
AUTO COMPONENTS — 0.37%
Delphi Automotive PLC	33,328	2,298,965

		2,298,965
AUTOMOBILES — 0.68%
Harley-Davidson Inc.	24,242	1,592,700
Tesla Motors Inc.[a,b]	10,679	2,581,114

		4,173,814
BEVERAGES — 0.27%
Brown-Forman Corp. Class B NVS	17,613	1,632,197

		1,632,197
BIOTECHNOLOGY — 7.70%
Alexion Pharmaceuticals Inc.[a]	22,015	4,212,790
Biogen Idec Inc.[a]	26,296	8,443,120
Celgene Corp.[a]	89,028	9,534,008
Gilead Sciences Inc.[a]	168,329	18,852,848
Regeneron Pharmaceuticals Inc.[a,b]	8,226	3,238,741
Vertex Pharmaceuticals Inc.[a]	26,506	2,985,636

		47,267,143
CAPITAL MARKETS — 2.34%
BlackRock Inc.[c]	14,051	4,792,937
Charles Schwab Corp. (The)	127,866	3,665,918
Franklin Resources Inc.	43,917	2,442,224
T. Rowe Price Group Inc.	29,276	2,403,267
TD Ameritrade Holding Corp.	30,614	1,032,916

		14,337,262
CHEMICALS — 3.16%
Ecolab Inc.	30,062	3,343,796
Monsanto Co.	58,416	6,720,177
PPG Industries Inc.	15,368	3,130,308
Praxair Inc.	32,487	4,093,037
Sherwin-Williams Co. (The)	9,265	2,126,873

		19,414,191
COMMUNICATIONS EQUIPMENT — 2.39%
QUALCOMM Inc.	186,633	14,652,557

		14,652,557

Security	Shares	Value

COMPUTERS & PERIPHERALS — 12.12%
Apple Inc.	666,770	$72,011,160
SanDisk Corp.	24,997	2,353,218

		74,364,378
DIVERSIFIED FINANCIAL SERVICES — 1.21%
Intercontinental Exchange Inc.	12,647	2,634,244
McGraw Hill Financial Inc.	30,204	2,732,858
Moody’s Corp.	20,718	2,055,847

		7,422,949
ELECTRICAL EQUIPMENT — 0.28%
Rockwell Automation Inc.	15,372	1,727,044

		1,727,044
ENERGY EQUIPMENT & SERVICES — 3.59%
Baker Hughes Inc.	48,501	2,568,613
Halliburton Co.	94,709	5,222,254
Schlumberger Ltd.	144,362	14,242,755

		22,033,622
FOOD & STAPLES RETAILING — 1.32%
Costco Wholesale Corp.	48,797	6,508,056
Whole Foods Market Inc.	40,273	1,583,937

		8,091,993
FOOD PRODUCTS — 0.62%
Hershey Co. (The)	16,599	1,592,010
Mead Johnson Nutrition Co. Class A	22,516	2,236,064

		3,828,074
HEALTH CARE PROVIDERS & SERVICES — 0.86%
McKesson Corp.	25,798	5,247,571

		5,247,571
HEALTH CARE TECHNOLOGY — 0.35%
Cerner Corp.[a,b]	33,748	2,137,598

		2,137,598
HOTELS, RESTAURANTS & LEISURE — 3.10%
Chipotle Mexican Grill Inc.[a]	3,456	2,204,928
Hilton Worldwide Holdings Inc.[a]	34,079	860,154
Las Vegas Sands Corp.	41,298	2,571,214
Marriott International Inc. Class A	24,296	1,840,422
Starbucks Corp.	83,629	6,319,007
Wynn Resorts Ltd.	9,013	1,712,560
Yum! Brands Inc.	48,892	3,511,912

		19,020,197
INDUSTRIAL CONGLOMERATES — 0.89%
Danaher Corp.	67,895	5,458,758

		5,458,758

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

INTERNET & CATALOG RETAIL — 3.67%
Amazon.com Inc.[a]	42,190	$12,887,358
Netflix Inc.[a]	6,681	2,624,096
Priceline Group Inc. (The)[a]	5,837	7,040,648

		22,552,102
INTERNET SOFTWARE & SERVICES — 11.30%
eBay Inc.[a]	125,746	6,601,665
Facebook Inc. Class Aa	231,989	17,396,855
Google Inc. Class Aa	31,637	17,965,703
Google Inc. Class Ca	31,634	17,685,937
LinkedIn Corp. Class Aa	11,514	2,636,246
Twitter Inc.[a]	55,452	2,299,594
Yahoo! Inc.[a]	102,907	4,738,867

		69,324,867
IT SERVICES — 5.83%
Accenture PLC Class A	70,265	5,699,897
Automatic Data Processing Inc.	53,552	4,379,483
Cognizant Technology Solutions Corp. Class Aa	67,774	3,310,760
MasterCard Inc. Class A	109,602	9,179,167
Visa Inc. Class A	54,817	13,234,468

		35,803,775
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Agilent Technologies Inc.	37,129	2,052,491
Illumina Inc.[a]	15,522	2,989,227

		5,041,718
MEDIA — 7.81%
CBS Corp. Class B NVS	54,033	2,929,669
Comcast Corp. Class A	288,195	15,951,593
Discovery Communications Inc. Series Aa	16,495	583,098
Discovery Communications Inc. Series C NVS[a]	30,316	1,060,757
Sirius XM Holdings Inc.[a,b]	297,197	1,019,386
Twenty-First Century Fox Inc. Class A	209,724	7,231,284
Viacom Inc. Class B NVS	42,446	3,084,975
Walt Disney Co. (The)	175,853	16,069,447

		47,930,209
MULTILINE RETAIL — 0.35%
Dollar General Corp.[a]	33,784	2,117,243

		2,117,243
OIL, GAS & CONSUMABLE FUELS — 4.64%
Anadarko Petroleum Corp.	56,316	5,168,682

Security	Shares	Value

Antero Resources Corp.[a,b]	6,196	$324,918
Cabot Oil & Gas Corp.	46,410	1,443,351
Continental Resources Inc.[a]	9,574	539,686
EOG Resources Inc.	60,958	5,794,058
EQT Corp.	16,875	1,586,925
Kinder Morgan Inc.	73,343	2,838,374
Noble Energy Inc.	40,179	2,315,516
Pioneer Natural Resources Co.	15,914	3,008,701
Southwestern Energy Co.[a]	39,258	1,276,278
Williams Companies Inc. (The)	74,822	4,153,369

		28,449,858
PERSONAL PRODUCTS — 0.31%
Estee Lauder Companies Inc. (The) Class A	25,081	1,885,590

		1,885,590
PHARMACEUTICALS — 4.33%
Actavis PLC[a]	29,421	7,141,654
Allergan Inc.	33,082	6,287,565
Bristol-Myers Squibb Co.	184,613	10,742,630
Perrigo Co. PLC	14,909	2,407,058

		26,578,907
PROFESSIONAL SERVICES — 0.23%
Nielsen NV	33,901	1,440,453

		1,440,453
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.42%
American Tower Corp.	44,072	4,297,020
AvalonBay Communities Inc.	14,593	2,274,173
Crown Castle International Corp.	37,219	2,907,548
Equity Residential	40,247	2,799,581
General Growth Properties Inc.	69,755	1,807,352
Health Care REIT Inc.	36,058	2,564,084
Host Hotels & Resorts Inc.[b]	84,269	1,964,311
Prologis Inc.	55,665	2,318,447
Simon Property Group Inc.	34,607	6,201,921

		27,134,437
ROAD & RAIL — 1.90%
Union Pacific Corp.	99,931	11,636,965

		11,636,965
SOFTWARE — 4.16%
Adobe Systems Inc.[a]	52,590	3,687,611
Intuit Inc.	31,651	2,785,605
Oracle Corp.	362,129	14,141,137
Salesforce.com Inc.[a]	64,082	4,100,607
VMware Inc. Class Aa,b	9,538	797,091

		25,512,051

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

SPECIALTY RETAIL — 4.20%
Home Depot Inc. (The)	149,872	$14,615,518
Lowe’s Companies Inc.	109,885	6,285,422
TJX Companies Inc. (The)	77,110	4,882,605

		25,783,545
TEXTILES, APPAREL & LUXURY GOODS — 1.90%
Michael Kors Holdings Ltd.[a]	22,816	1,793,110
Nike Inc. Class B	78,304	7,279,923
VF Corp.	38,377	2,597,355

		11,670,388
TRADING COMPANIES & DISTRIBUTORS — 0.27%
W.W. Grainger Inc.	6,780	1,673,304

		1,673,304

TOTAL COMMON STOCKS
(Cost: $417,668,912)		613,120,461

SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	8,836,089	8,836,089
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	511,065	511,065
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	417,760	417,760

		9,764,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,764,914)		9,764,914

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $427,433,826)		622,885,375

SHORT POSITIONS[f] — (0.09)%

COMMON STOCKS — (0.09)%
Keysight Technologies Inc.[a]	(18,500)	(582,715)

		(582,715)

TOTAL SHORT POSITIONS
(Proceeds: $582,715)		(582,715)
Other Assets, Less Liabilities — (1.41)%		(8,639,567)

NET ASSETS — 100.00%		$613,663,093

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 3.06%
General Dynamics Corp.	18,176	$2,540,278
Lockheed Martin Corp.	15,463	2,946,784
Northrop Grumman Corp.	11,914	1,643,656
Raytheon Co.	17,797	1,848,752

		8,979,470
AIRLINES — 0.66%
Delta Air Lines Inc.	48,270	1,941,902

		1,941,902
AUTO COMPONENTS — 0.62%
Johnson Controls Inc.	38,149	1,802,540

		1,802,540
AUTOMOBILES — 1.89%
Ford Motor Co.	222,218	3,131,052
General Motors Co.	77,146	2,422,384

		5,553,436
CAPITAL MARKETS — 1.52%
Goldman Sachs Group Inc. (The)	23,472	4,459,445

		4,459,445
CHEMICALS — 1.85%
Dow Chemical Co. (The)	64,312	3,177,013
LyondellBasell Industries NV Class A	24,340	2,230,274

		5,407,287
COMMERCIAL BANKS — 14.73%
BB&T Corp.	41,229	1,561,754
Citigroup Inc.	173,679	9,297,037
Fifth Third Bancorp	47,902	957,561
JPMorgan Chase & Co.	215,472	13,031,746
PNC Financial Services Group Inc. (The)[a]	30,994	2,677,572
SunTrust Banks Inc.	30,454	1,191,970
Wells Fargo & Co.	272,145	14,448,178

		43,165,818
COMMERCIAL SERVICES & SUPPLIES — 0.42%
Waste Management Inc.	24,876	1,216,188

		1,216,188
COMMUNICATIONS EQUIPMENT — 2.44%
Cisco Systems Inc.	292,110	7,147,932

		7,147,932
COMPUTERS & PERIPHERALS — 2.13%
Hewlett-Packard Co.	106,906	3,835,787
Seagate Technology PLC	18,750	1,178,063

Security	Shares	Value

Western Digital Corp.	12,617	$1,241,134

		6,254,984
CONSUMER FINANCE — 1.48%
Capital One Financial Corp.	32,181	2,663,621
Discover Financial Services	26,460	1,687,619

		4,351,240
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.07%
AT&T Inc.	297,087	10,350,511
CenturyLink Inc.	32,684	1,355,732
Verizon Communications Inc.	237,466	11,932,667

		23,638,910
ELECTRIC UTILITIES — 4.83%
American Electric Power Co. Inc.	27,999	1,633,462
Duke Energy Corp.	40,519	3,328,636
Edison International	18,687	1,169,432
Exelon Corp.	49,209	1,800,557
NextEra Energy Inc.	24,972	2,502,694
PPL Corp.	38,086	1,332,629
Southern Co. (The)	51,260	2,376,414

		14,143,824
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Corning Inc.	73,984	1,511,493

		1,511,493
FOOD & STAPLES RETAILING — 2.35%
Wal-Mart Stores Inc.	90,456	6,899,079

		6,899,079
FOOD PRODUCTS — 1.25%
Archer-Daniels-Midland Co.	36,977	1,737,919
Kraft Foods Group Inc.	34,008	1,916,351

		3,654,270
HEALTH CARE PROVIDERS & SERVICES — 3.11%
Aetna Inc.	20,252	1,670,992
Cardinal Health Inc.	19,289	1,513,801
Cigna Corp.	15,123	1,505,797
HCA Holdings Inc.[b]	17,356	1,215,788
Humana Inc.	8,846	1,228,267
WellPoint Inc.	15,704	1,989,540

		9,124,185
INDUSTRIAL CONGLOMERATES — 5.06%
General Electric Co.	574,811	14,835,872

		14,835,872

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

INSURANCE — 5.52%
ACE Ltd.	19,218	$2,100,527
Aflac Inc.	25,957	1,550,412
Allstate Corp. (The)	24,830	1,610,226
Chubb Corp. (The)	13,786	1,369,777
Hartford Financial Services Group Inc. (The)	25,662	1,015,702
Loews Corp.	17,413	759,207
MetLife Inc.	64,427	3,494,520
Prudential Financial Inc.	26,329	2,331,170
Travelers Companies Inc. (The)	19,413	1,956,830

		16,188,371
IT SERVICES — 2.98%
International Business Machines Corp.	53,148	8,737,531

		8,737,531
MACHINERY — 0.60%
Deere & Co.	20,526	1,755,794

		1,755,794
METALS & MINING — 0.58%
Freeport-McMoRan Inc.	59,503	1,695,836

		1,695,836
MULTI-UTILITIES — 2.55%
Consolidated Edison Inc.	16,808	1,064,955
Dominion Resources Inc.	33,348	2,377,712
PG&E Corp.	27,029	1,360,099
Public Service Enterprise Group Inc.	29,019	1,198,775
Sempra Energy	13,248	1,457,280

		7,458,821
OIL, GAS & CONSUMABLE FUELS — 18.96%
Apache Corp.	21,907	1,691,220
Chevron Corp.	108,784	13,048,641
ConocoPhillips	70,435	5,081,885
Exxon Mobil Corp.	244,313	23,627,510
Hess Corp.	15,001	1,272,235
Marathon Oil Corp.	38,667	1,368,812
Marathon Petroleum Corp.	16,238	1,476,034
Occidental Petroleum Corp.	44,660	3,971,614
Phillips 66	31,982	2,510,587
Valero Energy Corp.	30,254	1,515,423

		55,563,961
PAPER & FOREST PRODUCTS — 0.42%
International Paper Co.	24,490	1,239,684

		1,239,684

Security	Shares	Value

PHARMACEUTICALS — 8.25%
Eli Lilly and Co.	56,323	$3,735,904
Merck & Co. Inc.	165,249	9,574,527
Pfizer Inc.	363,245	10,879,188

		24,189,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.98%
Intel Corp.	283,624	9,646,052
Micron Technology Inc.[b]	61,317	2,028,980

		11,675,032
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Sprint Corp.[b,c]	45,309	268,682

		268,682

TOTAL COMMON STOCKS
(Cost: $258,787,519)		292,861,206

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,d,e]	201,900	201,900
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,d,e]	11,678	11,678
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	332,051	332,051

		545,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $545,629)		545,629

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $259,333,148)		293,406,835
Other Assets, Less Liabilities — (0.11)%		(311,258)

NET ASSETS — 100.00%		$293,095,577

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 0.78%
Rockwell Collins Inc.	31,870	$2,681,860

		2,681,860
AIR FREIGHT & LOGISTICS — 1.27%
C.H. Robinson Worldwide Inc.	34,716	2,402,694
Expeditors International of Washington Inc.	46,036	1,963,896

		4,366,590
AIRLINES — 0.49%
Alaska Air Group Inc.	31,824	1,693,992

		1,693,992
BIOTECHNOLOGY — 0.13%
Opko Health Inc.[a,b]	53,727	448,620

		448,620
BUILDING PRODUCTS — 0.35%
Allegion PLC	22,685	1,204,347

		1,204,347
CAPITAL MARKETS — 4.35%
E*TRADE Financial Corp.[a,b]	68,113	1,518,920
Eaton Vance Corp. NVS	28,016	1,031,829
Invesco Ltd.	102,003	4,128,061
Legg Mason Inc.	24,048	1,250,496
LPL Financial Holdings Inc.	18,246	755,202
Northern Trust Corp.	52,207	3,461,324
Raymond James Financial Inc.	29,681	1,665,995
SEI Investments Co.	30,872	1,193,512

		15,005,339
CHEMICALS — 3.95%
Airgas Inc.	15,787	1,760,882
Albemarle Corp.	18,462	1,077,812
International Flavors & Fragrances Inc.	19,150	1,898,722
NewMarket Corp.	2,537	984,381
Rockwood Holdings Inc.	16,812	1,293,011
Scotts Miracle-Gro Co. (The) Class A	10,553	625,160
Sigma-Aldrich Corp.	28,047	3,811,868
Valspar Corp. (The)	17,989	1,477,976
Westlake Chemical Corp.	9,772	689,415

		13,619,227
COMMERCIAL BANKS — 0.67%
First Republic Bank	28,702	1,461,793

Security	Shares	Value

Prosperity Bancshares Inc.	14,158	$855,001

		2,316,794
COMMERCIAL SERVICES & SUPPLIES — 0.78%
Cintas Corp.	22,792	1,669,286
KAR Auction Services Inc.	33,197	1,007,861

		2,677,147
COMMUNICATIONS EQUIPMENT — 0.58%
Juniper Networks Inc.	94,779	1,996,994

		1,996,994
COMPUTERS & PERIPHERALS — 0.32%
NCR Corp.[a]	39,658	1,097,337

		1,097,337
CONSTRUCTION & ENGINEERING — 1.65%
Fluor Corp.	37,160	2,465,194
Jacobs Engineering Group Inc.[a]	31,419	1,490,832
Quanta Services Inc.[a]	51,177	1,744,112

		5,700,138
CONSTRUCTION MATERIALS — 0.55%
Vulcan Materials Co.	30,810	1,901,285

		1,901,285
CONSUMER FINANCE — 0.13%
Santander Consumer USA Holdings Inc.	23,903	442,206

		442,206
CONTAINERS & PACKAGING — 2.38%
AptarGroup Inc.	15,347	955,197
Ball Corp.	32,660	2,104,284
MeadWestvaco Corp.	39,771	1,756,685
Packaging Corp. of America	23,216	1,673,409
Rock-Tenn Co. Class A	33,698	1,723,653

		8,213,228
DISTRIBUTORS — 1.02%
Genuine Parts Co.	36,092	3,503,811

		3,503,811
DIVERSIFIED CONSUMER SERVICES — 1.16%
Graham Holdings Co. Class B	1,041	815,728
H&R Block Inc.	64,932	2,097,953
Service Corp. International	49,823	1,089,629

		4,003,310
DIVERSIFIED FINANCIAL SERVICES — 0.60%
FNFV Group[a]	21,889	294,188
Leucadia National Corp.	74,596	1,773,893

		2,068,081

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.85%
Babcock & Wilcox Co. (The)	25,352	$725,067
Generac Holdings Inc.[a,b]	16,252	736,866
Hubbell Inc. Class B	12,845	1,456,751

		2,918,684
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
CDW Corp.	24,668	760,761
Dolby Laboratories Inc. Class A	10,324	432,782

		1,193,543
ENERGY EQUIPMENT & SERVICES — 1.84%
Cameron International Corp.[a]	47,847	2,849,289
Frank’s International NV	7,998	137,806
Helmerich & Payne Inc.	25,536	2,217,035
RPC Inc.	14,483	237,521
Superior Energy Services Inc.	36,493	917,799

		6,359,450
FOOD & STAPLES RETAILING — 0.55%
Safeway Inc.	54,364	1,895,129

		1,895,129
FOOD PRODUCTS — 2.36%
ConAgra Foods Inc.	99,601	3,421,294
Flowers Foods Inc.	43,534	827,146
Hormel Foods Corp.	31,627	1,705,012
McCormick & Co. Inc. NVS	30,626	2,165,871

		8,119,323
GAS UTILITIES — 0.40%
National Fuel Gas Co.	19,831	1,372,900

		1,372,900
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
DENTSPLY International Inc.	33,472	1,699,373
Hologic Inc.[a]	57,023	1,493,432
Teleflex Inc.	9,763	1,114,154
Varian Medical Systems Inc.[a,b]	24,348	2,048,154

		6,355,113
HEALTH CARE PROVIDERS & SERVICES — 5.27%
AmerisourceBergen Corp.	50,254	4,292,194
Centene Corp.[a]	13,830	1,281,626
DaVita HealthCare Partners Inc.[a]	40,510	3,162,616
Henry Schein Inc.[a]	20,017	2,402,640
Laboratory Corp. of America Holdings[a,b]	20,034	2,189,516
MEDNAX Inc.[a,b]	23,664	1,477,344
Patterson Companies Inc.	20,432	880,824

Security	Shares	Value

Premier Inc.[a]	6,848	$228,586
Universal Health Services Inc. Class B	21,523	2,232,150

		18,147,496
HEALTH CARE TECHNOLOGY — 0.11%
IMS Health Holdings Inc.[a,b]	15,667	379,925

		379,925
HOTELS, RESTAURANTS & LEISURE — 2.63%
Aramark	15,832	441,871
MGM Resorts International[a]	84,548	1,965,741
Norwegian Cruise Line Holdings Ltd.[a]	21,572	841,308
Royal Caribbean Cruises Ltd.	39,340	2,673,940
Six Flags Entertainment Corp.	21,129	851,499
Wyndham Worldwide Corp.	29,532	2,293,750

		9,068,109
HOUSEHOLD DURABLES — 2.99%
Jarden Corp.[a]	28,131	1,831,047
Leggett & Platt Inc.	32,386	1,275,361
Mohawk Industries Inc.[a]	14,612	2,075,488
Toll Brothers Inc.[a]	38,220	1,221,129
Tupperware Brands Corp.	11,835	754,481
Whirlpool Corp.	18,393	3,164,516

		10,322,022
HOUSEHOLD PRODUCTS — 1.67%
Church & Dwight Co. Inc.	31,536	2,283,522
Clorox Co. (The)[b]	30,379	3,022,710
Spectrum Brands Holdings Inc.	4,978	450,957

		5,757,189
INDUSTRIAL CONGLOMERATES — 0.39%
Carlisle Companies Inc.	15,130	1,344,754

		1,344,754
INSURANCE — 2.67%
Arch Capital Group Ltd.[a]	31,886	1,795,820
Arthur J. Gallagher & Co.	37,525	1,789,942
Brown & Brown Inc.	27,892	888,639
Erie Indemnity Co. Class A	5,845	496,065
FNF Group	65,164	1,944,494
Markel Corp.[a]	3,291	2,273,719

		9,188,679
INTERNET & CATALOG RETAIL — 0.58%
Expedia Inc.	23,413	1,989,403

		1,989,403

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.35%
IAC/InterActiveCorp	18,100	$1,225,189

		1,225,189
IT SERVICES — 5.64%
Broadridge Financial Solutions Inc.	28,204	1,239,002
DST Systems Inc.	7,216	695,262
Fidelity National Information Services Inc.	67,287	3,928,888
Fiserv Inc.[a]	58,753	4,082,158
Genpact Ltd.[a]	36,750	644,962
Global Payments Inc.	16,034	1,290,737
Paychex Inc.	77,038	3,616,164
Teradata Corp.[a,b]	36,573	1,547,769
Total System Services Inc.	39,004	1,317,945
Vantiv Inc. Class Aa,b	35,281	1,090,889

		19,453,776
LEISURE EQUIPMENT & PRODUCTS — 0.30%
Brunswick Corp.	21,889	1,024,405

		1,024,405
LIFE SCIENCES TOOLS & SERVICES — 1.40%
Bio-Rad Laboratories Inc. Class Aa,b	4,842	546,274
PerkinElmer Inc.	26,582	1,154,191
Quintiles Transnational Holdings Inc.[a]	15,667	917,146
Waters Corp.[a]	19,813	2,195,280

		4,812,891
MACHINERY — 5.38%
Allison Transmission Holdings Inc.	39,205	1,273,378
Crane Co.	11,668	727,500
Dover Corp.	39,271	3,119,688
ITT Corp.	21,531	970,187
Pall Corp.	25,199	2,303,693
Snap-on Inc.	13,713	1,812,036
SPX Corp.	10,041	951,786
Stanley Black & Decker Inc.	36,846	3,450,259
Terex Corp.	25,865	744,136
Timken Co. (The)	17,991	773,433
Valmont Industries Inc.	6,181	841,667
Xylem Inc.	43,111	1,567,516

		18,535,279
MARINE — 0.43%
Kirby Corp.[a]	13,451	1,487,412

		1,487,412

Security	Shares	Value

MEDIA — 1.79%
Cinemark Holdings Inc.	24,580	$868,166
Interpublic Group of Companies Inc. (The)	99,428	1,927,909
Liberty Media Corp. Class Aa	23,414	1,124,340
Liberty Media Corp. Class Ca	46,943	2,249,978

		6,170,393
METALS & MINING — 1.35%
Alcoa Inc.	277,326	4,647,984

		4,647,984
MULTILINE RETAIL — 1.41%
Dillard’s Inc. Class A	6,125	647,780
Family Dollar Stores Inc.	22,572	1,767,162
Nordstrom Inc.	33,629	2,441,802

		4,856,744
OIL, GAS & CONSUMABLE FUELS — 2.77%
Cheniere Energy Inc.[a]	52,160	3,912,000
Denbury Resources Inc.	83,023	1,029,485
ONEOK Inc.	49,050	2,891,007
Whiting Petroleum Corp.[a]	28,002	1,714,843

		9,547,335
PERSONAL PRODUCTS — 0.24%
Herbalife Ltd.[b]	16,025	840,671

		840,671
PHARMACEUTICALS — 0.71%
Mallinckrodt PLC[a]	26,698	2,461,022

		2,461,022
PROFESSIONAL SERVICES — 0.53%
Towers Watson & Co. Class A	16,570	1,827,505

		1,827,505
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.67%
Alexandria Real Estate Equities Inc.[b]	16,912	1,403,696
American Campus Communities Inc.	24,766	972,561
BioMed Realty Trust Inc.	46,067	1,000,575
Brixmor Property Group Inc.	17,421	424,376
Corrections Corp. of America	27,469	1,010,310
Digital Realty Trust Inc.	31,949	2,204,162
Douglas Emmett Inc.	32,035	901,145
Gaming and Leisure Properties Inc.	21,176	661,750
Highwoods Properties Inc.	21,274	912,016
Home Properties Inc.	13,487	867,349

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2014

Security	Shares	Value

Iron Mountain Inc.	40,573	$1,463,468
Kimco Realty Corp.	96,788	2,414,861
Liberty Property Trust	34,860	1,212,082
Macerich Co. (The)	33,200	2,340,600
Mid-America Apartment Communities Inc.	17,708	1,251,247
Omega Healthcare Investors Inc.[b]	30,018	1,145,487
Plum Creek Timber Co. Inc.	41,799	1,714,177
Rayonier Inc.	29,855	999,247
Realty Income Corp.[b]	52,520	2,417,496
Regency Centers Corp.	21,792	1,322,774
SL Green Realty Corp.[b]	21,139	2,445,782
UDR Inc.	59,341	1,793,878
Weingarten Realty Investors[b]	26,534	961,857
WP Carey Inc.	21,823	1,477,854

		33,318,750
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.27%
CBRE Group Inc. Class Aa	65,853	2,107,296
Forest City Enterprises Inc. Class Aa	39,632	827,912
Jones Lang LaSalle Inc.	10,575	1,429,846

		4,365,054
ROAD & RAIL — 0.11%
AMERCO	1,437	389,599

		389,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.19%
Avago Technologies Ltd.	59,344	5,118,420
Freescale Semiconductor Ltd.[a,b]	23,568	468,767
KLA-Tencor Corp.	39,002	3,087,008
Lam Research Corp.	38,222	2,975,965
Linear Technology Corp.	56,270	2,410,607
Maxim Integrated Products Inc.	66,539	1,952,254
Microchip Technology Inc.[b]	47,307	2,039,405
NVIDIA Corp.	121,479	2,373,700
SunEdison Inc.[a,b]	59,088	1,152,807
SunPower Corp.[a,b]	12,082	384,691
Xilinx Inc.	63,327	2,816,785

		24,780,409
SOFTWARE — 2.61%
Activision Blizzard Inc.	116,800	2,330,160
Cadence Design Systems Inc.[a]	68,346	1,226,811
Electronic Arts Inc.[a,b]	73,741	3,021,169
Nuance Communications Inc.[a,b]	59,539	918,687

Security	Shares	Value

Synopsys Inc.[a]	36,784	$1,507,408

		9,004,235
SPECIALTY RETAIL — 5.95%
Advance Auto Parts Inc.	17,219	2,530,504
AutoNation Inc.[a]	18,470	1,057,592
Bed Bath & Beyond Inc.[a]	43,682	2,941,546
CarMax Inc.[a,b]	51,714	2,891,330
Foot Locker Inc.	33,909	1,899,243
Penske Automotive Group Inc.	10,045	454,436
PetSmart Inc.	23,424	1,694,726
Sally Beauty Holdings Inc.[a,b]	29,652	869,100
Signet Jewelers Ltd.	18,929	2,271,669
Tiffany & Co.	26,537	2,550,737
Williams-Sonoma Inc.	20,672	1,344,300

		20,505,183
TEXTILES, APPAREL & LUXURY GOODS — 2.93%
Coach Inc.	64,766	2,226,655
Hanesbrands Inc.	23,504	2,482,258
Kate Spade & Co.[a,b]	29,872	810,428
PVH Corp.	19,441	2,223,078
Ralph Lauren Corp.	14,317	2,360,014

		10,102,433
THRIFTS & MORTGAGE FINANCE — 0.58%
Ocwen Financial Corp.[a,b]	26,938	634,659
People’s United Financial Inc.	73,218	1,070,447
TFS Financial Corp.	18,772	280,454

		1,985,560
TRADING COMPANIES & DISTRIBUTORS — 1.22%
HD Supply Holdings Inc.[a]	29,098	839,186
United Rentals Inc.[a,b]	22,626	2,490,218
WESCO International Inc.[a,b]	10,494	864,810

		4,194,214
WATER UTILITIES — 0.32%
Aqua America Inc.	41,800	1,095,160

		1,095,160

TOTAL COMMON STOCKS
(Cost: $292,200,946)		343,983,228

SHORT-TERM INVESTMENTS — 7.86%

MONEY MARKET FUNDS — 7.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	25,141,326	25,141,326

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,454,134	$1,454,134
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	486,957	486,957

		27,082,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,082,417)		27,082,417

TOTAL INVESTMENTS IN SECURITIES — 107.67%
(Cost: $319,283,363)		371,065,645
Other Assets, Less Liabilities — (7.67)%		(26,443,764)

NET ASSETS — 100.00%		$344,621,881

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.00%

AEROSPACE & DEFENSE — 2.50%
B/E Aerospace Inc.[a]	15,203	$1,131,863
HEICO Corp.	8,131	441,026
Hexcel Corp.[a]	13,877	581,308
Textron Inc.	40,240	1,671,167
TransDigm Group Inc.	7,141	1,335,581

		5,160,945
AIRLINES — 0.37%
Spirit Airlines Inc.[a]	10,479	766,120

		766,120
AUTO COMPONENTS — 1.24%
BorgWarner Inc.	32,974	1,880,178
Gentex Corp.	21,061	689,537

		2,569,715
BEVERAGES — 2.09%
Constellation Brands Inc. Class Aa	24,183	2,213,712
Monster Beverage Corp.[a]	20,750	2,093,260

		4,306,972
BIOTECHNOLOGY — 4.49%
Alkermes PLC[a]	21,044	1,063,774
BioMarin Pharmaceutical Inc.[a,b]	21,203	1,749,247
Cubist Pharmaceuticals Inc.[a]	10,909	788,612
Incyte Corp.[a]	22,122	1,483,501
Intercept Pharmaceuticals Inc.[a]	1,751	452,441
Medivation Inc.[a]	11,068	1,169,888
Pharmacyclics Inc.[a]	8,788	1,148,328
Seattle Genetics Inc.[a,b]	14,404	528,195
United Therapeutics Corp.[a]	6,805	891,251

		9,275,237
BUILDING PRODUCTS — 1.20%
A.O. Smith Corp.	10,894	581,195
Fortune Brands Home & Security Inc.	22,828	987,311
Lennox International Inc.	6,437	572,378
USG Corp.[a,b]	12,913	346,843

		2,487,727
CAPITAL MARKETS — 1.15%
Affiliated Managers Group Inc.[a]	8,006	1,599,519
Artisan Partners Asset Management Inc.	3,978	192,853
Waddell & Reed Financial Inc. Class A	12,167	580,853

		2,373,225

Security	Shares	Value

CHEMICALS — 1.03%
FMC Corp.	19,194	$1,100,776
W.R. Grace & Co.[a]	10,812	1,022,815

		2,123,591
COMMERCIAL BANKS — 0.82%
Signature Bank[a]	7,248	877,950
SVB Financial Group[a]	7,331	820,999

		1,698,949
COMMERCIAL SERVICES & SUPPLIES — 1.78%
Clean Harbors Inc.[a,b]	7,949	394,509
Copart Inc.[a]	16,358	547,011
Rollins Inc.	9,238	294,415
Stericycle Inc.[a,b]	12,223	1,540,098
Waste Connections Inc.	17,879	892,162

		3,668,195
COMMUNICATIONS EQUIPMENT — 1.14%
Arista Networks Inc.[a]	735	59,719
F5 Networks Inc.[a]	10,678	1,313,180
Palo Alto Networks Inc.[a]	9,239	976,562

		2,349,461
COMPUTERS & PERIPHERALS — 1.23%
3D Systems Corp.[a,b]	14,901	563,258
NetApp Inc.	46,082	1,972,309

		2,535,567
CONSTRUCTION & ENGINEERING — 0.37%
Chicago Bridge & Iron Co. NV	13,871	757,911

		757,911
CONSTRUCTION MATERIALS — 0.81%
Eagle Materials Inc.	7,231	632,206
Martin Marietta Materials Inc.	8,883	1,038,601

		1,670,807
DISTRIBUTORS — 0.60%
LKQ Corp.[a]	43,508	1,243,024

		1,243,024
DIVERSIFIED FINANCIAL SERVICES — 0.73%
CBOE Holdings Inc.	12,274	723,430
MSCI Inc. Class A	16,787	783,281

		1,506,711
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.01%
Level 3 Communications Inc.[a]	26,146	1,226,509
tw telecom Inc.[a]	19,889	850,851

		2,077,360

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 0.43%
ITC Holdings Corp.	22,412	$887,739

		887,739
ELECTRICAL EQUIPMENT — 2.09%
Acuity Brands Inc.	6,225	867,952
AMETEK Inc.	35,481	1,850,334
Sensata Technologies Holding NVa	24,267	1,184,472
Solarcity Corp.[a,b]	7,067	418,225

		4,320,983
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.40%
Amphenol Corp. Class A	45,262	2,289,352
FEI Co.	6,044	509,388
FLIR Systems Inc.	20,416	684,549
National Instruments Corp.	14,562	461,324
Trimble Navigation Ltd.[a]	37,463	1,006,256

		4,950,869
ENERGY EQUIPMENT & SERVICES — 2.57%
Core Laboratories NV	6,399	892,853
Dresser-Rand Group Inc.[a]	11,036	901,641
Dril-Quip Inc.[a]	5,759	518,022
FMC Technologies Inc.[a,b]	33,902	1,899,868
Oceaneering International Inc.	15,604	1,096,493

		5,308,877
FOOD & STAPLES RETAILING — 0.22%
Sprouts Farmers Market Inc.[a,b]	15,315	445,820

		445,820
FOOD PRODUCTS — 2.12%
Hain Celestial Group Inc.[a]	7,254	785,245
Keurig Green Mountain Inc.	17,576	2,667,158
WhiteWave Foods Co. (The) Class Aa	25,081	933,766

		4,386,169
HEALTH CARE EQUIPMENT & SUPPLIES — 5.13%
Align Technology Inc.[a]	10,479	551,405
C.R. Bard Inc.	10,775	1,766,777
Cooper Companies Inc. (The)	6,959	1,140,580
Edwards Lifesciences Corp.[a]	15,307	1,850,922
IDEXX Laboratories Inc.[a]	7,262	1,028,808
Intuitive Surgical Inc.[a]	5,188	2,572,210
ResMed Inc.[b]	20,249	1,057,403
Sirona Dental Systems Inc.[a]	7,973	626,279

		10,594,384

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.13%
Brookdale Senior Living Inc.[a]	26,291	$886,270
Envision Healthcare Holdings Inc.[a]	18,708	653,844
Tenet Healthcare Corp.[a,b]	14,105	790,585

		2,330,699
HEALTH CARE TECHNOLOGY — 0.32%
athenahealth Inc.[a,b]	5,469	669,952

		669,952
HOTELS, RESTAURANTS & LEISURE — 2.38%
Burger King Worldwide Inc.[b]	9,115	297,878
Domino’s Pizza Inc.	7,940	704,993
Dunkin’ Brands Group Inc.	15,103	686,884
Hyatt Hotels Corp. Class Aa	8,612	510,003
Panera Bread Co. Class Aa,b	3,704	598,715
Starwood Hotels & Resorts Worldwide Inc.	27,496	2,107,843

		4,906,316
HOUSEHOLD DURABLES — 2.01%
D.R. Horton Inc.	47,881	1,091,208
GoPro Inc.[a,b]	2,531	195,140
Harman International Industries Inc.	9,838	1,056,011
Lennar Corp. Class A	25,637	1,104,442
NVR Inc.[a]	574	704,631

		4,151,432
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.59%
Calpine Corp.[a]	53,441	1,219,524

		1,219,524
INDUSTRIAL CONGLOMERATES — 1.11%
Roper Industries Inc.	14,436	2,285,219

		2,285,219
INSURANCE — 0.27%
White Mountains Insurance Group Ltd.	884	552,429

		552,429
INTERNET & CATALOG RETAIL — 1.81%
Groupon Inc.[a,b]	60,653	443,374
Liberty Interactive Corp. Series Aa	68,205	1,782,879
TripAdvisor Inc.[a]	16,052	1,423,170
zulily Inc.[a,b]	2,682	97,571

		3,746,994

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.67%
Akamai Technologies Inc.[a]	25,678	$1,548,383
CoStar Group Inc.[a,b]	4,657	750,196
Equinix Inc.	7,666	1,601,427
MercadoLibre Inc.	4,593	625,337
Pandora Media Inc.[a]	26,152	504,211
Rackspace Hosting Inc.[a]	17,093	655,688
VeriSign Inc.[a,b]	16,260	971,698
Yelp Inc.[a]	8,767	526,020
Zillow Inc. Class Aa	3,714	403,823

		7,586,783
IT SERVICES — 3.05%
Alliance Data Systems Corp.[a]	8,013	2,270,484
FleetCor Technologies Inc.[a]	10,918	1,643,814
Gartner Inc.[a,b]	12,844	1,036,639
Jack Henry & Associates Inc.	11,881	710,721
WEX Inc.[a]	5,583	634,006

		6,295,664
LEISURE EQUIPMENT & PRODUCTS — 0.64%
Polaris Industries Inc.	8,746	1,319,422

		1,319,422
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Covance Inc.[a]	8,144	650,706
Mettler-Toledo International Inc.[a]	4,173	1,078,595

		1,729,301
MACHINERY — 5.51%
Colfax Corp.[a]	13,717	745,930
Donaldson Co. Inc.	19,166	796,922
Flowserve Corp.	19,718	1,340,627
Graco Inc.	8,655	679,417
IDEX Corp.	11,534	864,012
Lincoln Electric Holdings Inc.	11,447	829,678
Manitowoc Co. Inc. (The)	19,490	406,172
Middleby Corp. (The)[a]	8,250	730,125
Nordson Corp.	8,453	647,077
Pentair PLC	27,796	1,863,722
Toro Co. (The)	8,019	495,013
WABCO Holdings Inc.[a]	8,010	780,014
Wabtec Corp.	13,882	1,198,017

		11,376,726
MEDIA — 2.85%
AMC Networks Inc. Class Aa,b	8,515	516,435
Charter Communications Inc. Class Aa	11,607	1,838,433

Security	Shares	Value

Lamar Advertising Co. Class A	11,576	$597,900
Lions Gate Entertainment Corp.	11,652	386,031
Live Nation Entertainment Inc.[a]	20,894	543,244
Madison Square Garden Inc. Class Aa	8,644	654,869
Morningstar Inc.	2,899	197,857
Scripps Networks Interactive Inc. Class A	14,946	1,154,429

		5,889,198
METALS & MINING — 0.26%
Royal Gold Inc.	9,383	536,238

		536,238
MULTILINE RETAIL — 0.87%
Dollar Tree Inc.[a]	29,686	1,798,081

		1,798,081
OIL, GAS & CONSUMABLE FUELS — 4.67%
Athlon Energy Inc.[a]	9,252	539,392
Cimarex Energy Co.	12,542	1,425,649
Concho Resources Inc.[a]	16,279	1,774,899
CONSOL Energy Inc.	33,175	1,220,840
EP Energy Corp. Class Aa,b	5,275	77,015
Gulfport Energy Corp.[a]	12,316	618,017
Kosmos Energy Ltd.[a]	15,571	145,277
Laredo Petroleum Inc.[a,b]	11,985	227,236
Memorial Resource Development Corp.[a]	6,080	164,707
Oasis Petroleum Inc.[a]	14,558	436,158
Range Resources Corp.	24,313	1,663,009
Rice Energy Inc.[a,b]	9,507	251,270
SM Energy Co.	9,705	546,391
Targa Resources Corp.	4,271	549,379

		9,639,239
PERSONAL PRODUCTS — 0.22%
Nu Skin Enterprises Inc. Class A	8,532	450,746

		450,746
PHARMACEUTICALS — 2.65%
Jazz Pharmaceuticals PLC[a]	8,689	1,467,051
Salix Pharmaceuticals Ltd.[a,b]	9,180	1,320,543
Zoetis Inc.	72,306	2,686,891

		5,474,485
PROFESSIONAL SERVICES — 2.45%
Equifax Inc.	17,552	1,329,388
IHS Inc. Class Aa	9,832	1,288,287
Robert Half International Inc.	19,861	1,087,986

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

Verisk Analytics Inc. Class Aa	21,594	$1,346,386

		5,052,047
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.41%
American Realty Capital Properties Inc.	130,852	1,160,657
Apartment Investment and Management Co. Class A	21,046	753,236
Camden Property Trust	12,326	945,035
Essex Property Trust Inc.	9,165	1,849,131
Extra Space Storage Inc.	15,877	923,406
Federal Realty Investment Trust	9,760	1,286,368
Kilroy Realty Corp.	11,991	812,270
Spirit Realty Capital Inc.	57,649	686,023
Taubman Centers Inc.	9,121	693,652

		9,109,778
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Howard Hughes Corp. (The)[a]	5,213	768,292
Realogy Holdings Corp.[a]	21,051	863,301

		1,631,593
ROAD & RAIL — 2.55%
Avis Budget Group Inc.[a]	14,986	835,469
Genesee & Wyoming Inc. Class Aa	7,360	708,032
J.B. Hunt Transport Services Inc.	13,302	1,061,101
Kansas City Southern Industries Inc.	15,926	1,955,554
Old Dominion Freight Line Inc.[a]	9,806	714,563

		5,274,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.78%
Altera Corp.	44,532	1,530,565
Cree Inc.[a,b]	17,292	544,352
Skyworks Solutions Inc.	27,316	1,590,884

		3,665,801
SOFTWARE — 7.16%
ANSYS Inc.[a]	13,294	1,044,377
Aspen Technology Inc.[a]	13,263	489,803
Autodesk Inc.[a]	32,802	1,887,427
Citrix Systems Inc.[a]	23,704	1,522,508
Concur Technologies Inc.[a]	6,901	885,536
FactSet Research Systems Inc.	5,636	740,796
FireEye Inc.[a,b]	4,450	151,255
Informatica Corp.[a]	15,846	565,068
NetSuite Inc.[a,b]	5,086	552,645
PTC Inc.[a]	16,898	644,659

Security	Shares	Value

Red Hat Inc.[a,b]	27,253	$1,605,747
ServiceNow Inc.[a]	18,716	1,271,378
Solera Holdings Inc.	9,883	513,422
Splunk Inc.[a,b]	17,115	1,130,959
Tableau Software Inc. Class Aa	5,770	476,544
Workday Inc. Class Aa,b	13,544	1,293,181

		14,775,305
SPECIALTY RETAIL — 4.66%
Cabela’s Inc.[a,b]	6,885	330,618
Dick’s Sporting Goods Inc.	14,321	649,744
GNC Holdings Inc. Class A	12,962	538,830
O’Reilly Automotive Inc.[a,b]	14,972	2,633,275
Ross Stores Inc.	30,277	2,443,959
Tractor Supply Co.	19,844	1,452,978
Ulta Salon, Cosmetics & Fragrance Inc.[a]	9,272	1,120,150
Urban Outfitters Inc.[a]	14,707	446,505

		9,616,059
TEXTILES, APPAREL & LUXURY GOODS — 1.69%
Carter’s Inc.	7,655	598,085
Fossil Group Inc.[a]	6,707	681,834
Lululemon Athletica Inc.[a,b]	15,060	627,249
Under Armour Inc. Class Aa	23,976	1,572,346

		3,479,514
TRADING COMPANIES & DISTRIBUTORS — 1.13%
Fastenal Co.	39,349	1,732,930
MSC Industrial Direct Co. Inc. Class A	7,404	599,502

		2,332,432
WIRELESS TELECOMMUNICATION SERVICES — 1.01%
SBA Communications Corp. Class Aa	18,619	2,091,472

		2,091,472

TOTAL COMMON STOCKS
(Cost: $160,056,866)		206,453,526

SHORT-TERM INVESTMENTS — 10.97%

MONEY MARKET FUNDS — 10.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	21,284,997	21,284,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,231,090	1,231,090

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	139,132	$139,132

		22,655,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,655,219)		22,655,219

TOTAL INVESTMENTS IN SECURITIES — 110.97%
(Cost: $182,712,085)		229,108,745
Other Assets, Less Liabilities — (10.97)%		(22,648,921)

NET ASSETS — 100.00%		$206,459,824

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.08%
Alliant Techsystems Inc.	5,198	$607,958
Huntington Ingalls Industries Inc.	7,933	839,470
L-3 Communications Holdings Inc.	14,040	1,705,298
Spirit AeroSystems Holdings Inc. Class Aa	21,211	834,441
Triumph Group Inc.	8,370	582,803

		4,569,970
AIRLINES — 1.46%
United Continental Holdings Inc.[a]	60,974	3,220,037

		3,220,037
AUTO COMPONENTS — 2.81%
Autoliv Inc.	15,119	1,387,017
Goodyear Tire & Rubber Co. (The)	44,882	1,087,491
Lear Corp.	13,072	1,209,160
TRW Automotive Holdings Corp.[a]	18,106	1,835,043
Visteon Corp.[a,b]	7,149	671,291

		6,190,002
BEVERAGES — 2.60%
Coca-Cola Enterprises Inc.	36,780	1,594,413
Dr Pepper Snapple Group Inc.	31,756	2,199,103
Molson Coors Brewing Co. Class B NVS	25,911	1,927,260

		5,720,776
BUILDING PRODUCTS — 0.86%
Masco Corp.	58,058	1,281,340
Owens Corning	19,145	613,789

		1,895,129
CHEMICALS — 3.91%
Ashland Inc.	11,680	1,262,258
Celanese Corp. Series A	25,282	1,484,812
CF Industries Holdings Inc.	8,084	2,101,840
Eastman Chemical Co.	24,273	1,960,773
Huntsman Corp.	32,930	803,492
RPM International Inc.	21,764	985,909

		8,599,084
COMMERCIAL BANKS — 6.79%
BOK Financial Corp.	3,515	240,988
CIT Group Inc.	30,232	1,479,252
City National Corp.	7,787	612,915
Comerica Inc.	29,449	1,405,895
Commerce Bancshares Inc.	12,823	580,369

Security	Shares	Value

Cullen/Frost Bankers Inc.	8,911	$720,098
East West Bancorp Inc.	23,422	860,993
Huntington Bancshares Inc.	133,073	1,318,754
KeyCorp	142,722	1,883,930
M&T Bank Corp.[b]	21,539	2,631,635
Regions Financial Corp.	225,300	2,237,229
Zions Bancorp	33,060	957,748

		14,929,806
COMMERCIAL SERVICES & SUPPLIES — 1.55%
ADT Corp. (The)	28,372	1,016,852
Pitney Bowes Inc.	33,025	817,039
Republic Services Inc.	41,115	1,578,816

		3,412,707
COMMUNICATIONS EQUIPMENT — 1.16%
Brocade Communications Systems Inc.	69,607	746,883
CommScope Holding Co. Inc.[a]	13,409	288,830
EchoStar Corp. Class Aa	6,983	326,315
Harris Corp.	17,070	1,188,072

		2,550,100
CONSTRUCTION & ENGINEERING — 0.21%
AECOM Technology Corp.[a]	138	4,492
KBR Inc.	23,662	451,471

		455,963
CONSUMER FINANCE — 0.30%
SLM Corp.	68,997	658,921

		658,921
CONTAINERS & PACKAGING — 2.29%
Avery Dennison Corp.	15,234	713,713
Bemis Co. Inc.	16,245	624,945
Crown Holdings Inc.[a]	22,577	1,082,116
Owens-Illinois Inc.[a,b]	26,926	693,883
Sealed Air Corp.	34,542	1,252,147
Sonoco Products Co.	16,613	678,973

		5,045,777
DIVERSIFIED FINANCIAL SERVICES — 0.84%
NASDAQ OMX Group Inc. (The)	19,289	834,442
Voya Financial Inc.	25,766	1,011,316

		1,845,758
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Frontier Communications Corp.	163,306	1,068,021
Windstream Holdings Inc.	98,217	1,029,314

		2,097,335

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 6.93%
Entergy Corp.	29,346	$2,465,651
FirstEnergy Corp.	68,670	2,564,138
Great Plains Energy Inc.	25,088	675,620
Northeast Utilities	51,615	2,547,200
OGE Energy Corp.	32,458	1,210,359
Pepco Holdings Inc.	40,898	1,118,151
Pinnacle West Capital Corp.	17,991	1,105,907
Westar Energy Inc.	21,154	799,833
Xcel Energy Inc.	82,499	2,761,241

		15,248,100
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.95%
Arrow Electronics Inc.[a]	16,130	917,152
Avnet Inc.	22,555	975,503
Flextronics International Ltd.[a]	95,918	1,028,241
Ingram Micro Inc. Class Aa	25,313	679,401
Jabil Circuit Inc.	32,543	681,776

		4,282,073
ENERGY EQUIPMENT & SERVICES — 2.16%
Diamond Offshore Drilling Inc.[b]	10,963	413,415
Ensco PLC Class A	38,054	1,544,612
Nabors Industries Ltd.	47,194	842,413
Nobel Corp. PLC	41,463	867,406
Oil States International Inc.[a]	8,794	525,353
Patterson-UTI Energy Inc.	23,759	547,170

		4,740,369
FOOD & STAPLES RETAILING — 0.35%
Rite Aid Corp.[a]	148,177	777,929

		777,929
FOOD PRODUCTS — 3.76%
Bunge Ltd.	23,746	2,105,083
Campbell Soup Co.	29,145	1,287,335
Ingredion Inc.	12,160	939,360
J.M. Smucker Co. (The)	16,575	1,723,800
Pilgrim’s Pride Corp.[a,b]	10,115	287,367
Tyson Foods Inc. Class A	47,674	1,923,646

		8,266,591
GAS UTILITIES — 1.66%
AGL Resources Inc.	19,428	1,047,364
Atmos Energy Corp.	16,368	867,504
Questar Corp.	28,508	687,328
UGI Corp.	28,102	1,059,164

		3,661,360

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.86%
CareFusion Corp.[a]	33,018	$1,894,243

		1,894,243
HEALTH CARE PROVIDERS & SERVICES — 1.63%
Community Health Systems Inc.[a]	18,784	1,032,556
Omnicare Inc.	15,950	1,062,111
Quest Diagnostics Inc.	23,517	1,492,389

		3,587,056
HOTELS, RESTAURANTS & LEISURE — 0.51%
Darden Restaurants Inc.	21,507	1,113,632

		1,113,632
HOUSEHOLD DURABLES — 1.66%
Garmin Ltd.	19,773	1,097,006
Newell Rubbermaid Inc.	44,583	1,485,952
PulteGroup Inc.	55,154	1,058,405

		3,641,363
HOUSEHOLD PRODUCTS — 0.56%
Energizer Holdings Inc.	10,062	1,234,104

		1,234,104
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.44%
AES Corp. (The)	108,350	1,524,485
NRG Energy Inc.	54,981	1,648,330

		3,172,815
INSURANCE — 12.58%
Alleghany Corp.[a]	2,668	1,185,339
Allied World Assurance Co. Holdings Ltd.	15,756	598,728
American Financial Group Inc.	12,193	729,507
Assurant Inc.	11,598	791,216
Assured Guaranty Ltd.	27,522	635,208
Axis Capital Holdings Ltd.	17,140	825,120
Cincinnati Financial Corp.	23,996	1,211,078
CNA Financial Corp.	4,426	172,968
CNO Financial Group Inc.	34,603	627,352
Everest Re Group Ltd.[b]	7,408	1,264,175
Genworth Financial Inc. Class Aa	80,706	1,129,077
HCC Insurance Holdings Inc.	16,332	852,367
Lincoln National Corp.	42,678	2,337,047
Old Republic International Corp.	39,456	582,765
PartnerRe Ltd.	8,101	937,205
Principal Financial Group Inc.	44,665	2,339,106
Progressive Corp. (The)	87,968	2,323,235
Protective Life Corp.	12,865	896,433

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

Reinsurance Group of America Inc.	11,188	$942,589
RenaissanceRe Holdings Ltd.[b]	6,616	683,631
Torchmark Corp.	21,277	1,126,830
Unum Group	41,494	1,388,389
Validus Holdings Ltd.	14,823	589,659
W.R. Berkley Corp.	16,660	858,657
Willis Group Holdings PLC	29,060	1,177,802
XL Group PLC	43,233	1,464,734

		27,670,217
IT SERVICES — 2.44%
Computer Sciences Corp.	23,625	1,426,950
Sabre Corp.	6,602	113,555
Western Union Co.	86,269	1,463,122
Xerox Corp.	177,118	2,352,127

		5,355,754
LEISURE EQUIPMENT & PRODUCTS — 1.27%
Hasbro Inc.	18,699	1,075,753
Mattel Inc.	54,998	1,708,788

		2,784,541
MACHINERY — 1.59%
AGCO Corp.	13,882	615,112
Joy Global Inc.	16,019	843,080
Kennametal Inc.	12,830	495,366
Oshkosh Corp.	13,858	620,284
Trinity Industries Inc.	25,775	920,425

		3,494,267
MEDIA — 1.59%
Cablevision NY Group Class A	35,324	657,733
Gannett Co. Inc.	36,772	1,158,318
News Corp. Class A NVS[a]	81,115	1,255,660
Starz Series Aa,b	13,796	426,296

		3,498,007
METALS & MINING — 2.19%
Allegheny Technologies Inc.	17,708	581,708
Newmont Mining Corp.	81,177	1,522,881
Reliance Steel & Aluminum Co.	12,730	859,020
Steel Dynamics Inc.	39,187	901,693
United States Steel Corp.	23,676	947,987

		4,813,289
MULTI-UTILITIES — 7.36%
Alliant Energy Corp.	18,077	1,119,147
Ameren Corp.	39,501	1,672,472
CenterPoint Energy Inc.	69,970	1,717,763
CMS Energy Corp.	44,777	1,462,865

Security	Shares	Value

DTE Energy Co.	28,924	$2,376,396
Integrys Energy Group Inc.	13,047	948,256
MDU Resources Group Inc.	31,533	888,600
NiSource Inc.	51,314	2,158,267
SCANA Corp.	23,140	1,270,155
TECO Energy Inc.	38,064	746,435
Wisconsin Energy Corp.	36,709	1,822,969

		16,183,325
MULTILINE RETAIL — 0.95%
Kohl’s Corp.	33,311	1,806,123
Sears Holdings Corp.[a,b]	8,158	284,877

		2,091,000
OIL, GAS & CONSUMABLE FUELS — 4.09%
Cobalt International Energy Inc.[a]	48,435	567,174
CVR Energy Inc.	2,633	127,911
Energen Corp.	12,149	822,487
HollyFrontier Corp.	32,334	1,467,317
Murphy Oil Corp.	27,180	1,451,140
Newfield Exploration Co.[a]	22,218	724,529
Peabody Energy Corp.	44,252	461,548
QEP Resources Inc.	27,086	679,046
Tesoro Corp.	20,887	1,491,541
Ultra Petroleum Corp.[a,b]	25,003	570,068
WPX Energy Inc.[a]	33,131	633,465

		8,996,226
PERSONAL PRODUCTS — 0.43%
Avon Products Inc.	70,874	737,090
Coty Inc. Class A	12,652	210,023

		947,113
PHARMACEUTICALS — 1.43%
Endo International PLC[a]	24,987	1,672,130
Hospira Inc.[a]	27,477	1,475,515

		3,147,645
PROFESSIONAL SERVICES — 0.72%
Dun & Bradstreet Corp. (The)	5,913	726,176
Manpowergroup Inc.	13,003	867,950

		1,594,126
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.48%
American Capital Agency Corp.	57,457	1,306,572
Annaly Capital Management Inc.	154,236	1,759,833
Columbia Property Trust Inc.	20,357	513,607
DDR Corp.	48,530	880,334
Duke Realty Corp.	55,499	1,052,261
Hospitality Properties Trust	24,357	721,211

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

National Retail Properties Inc.[b]	20,335	$775,170
NorthStar Realty Finance Corp.	36,612	680,251
Senior Housing Properties Trust	33,216	750,349
Starwood Property Trust Inc.	36,301	818,951
Two Harbors Investment Corp.	59,735	605,116

		9,863,655
ROAD & RAIL — 1.08%
Hertz Global Holdings Inc.[a]	72,889	1,597,727
Ryder System Inc.	8,671	767,123

		2,364,850
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.02%
First Solar Inc.[a]	12,231	720,406
Marvell Technology Group Ltd.	68,775	924,336
ON Semiconductor Corp.[a]	72,104	597,742

		2,242,484
SOFTWARE — 1.96%
CA Inc.	52,183	1,516,438
Symantec Corp.	112,686	2,796,866

		4,313,304
SPECIALTY RETAIL — 1.70%
Best Buy Co. Inc.	47,247	1,613,013
GameStop Corp. Class A	18,407	787,083
Staples Inc.	104,921	1,330,398

		3,730,494
THRIFTS & MORTGAGE FINANCE — 0.87%
Hudson City Bancorp Inc.	79,948	771,498
New York Community Bancorp Inc.	72,120	1,150,314

		1,921,812
WATER UTILITIES — 0.71%
American Water Works Co. Inc.	29,170	1,556,803

		1,556,803
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
United States Cellular Corp.[a]	2,280	83,038

		83,038

TOTAL COMMON STOCKS
(Cost: $190,823,416)		219,462,950

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,599,912	3,599,912

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	208,213	$208,213
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	359,797	359,797

		4,167,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,167,922)		4,167,922

TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $194,991,338)		223,630,872
Other Assets, Less Liabilities — (1.67)%		(3,675,932)

NET ASSETS — 100.00%		$219,954,940

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.21%
Curtiss-Wright Corp.	20,752	$1,436,246
DigitalGlobe Inc.[a,b]	30,270	865,419
Orbital Sciences Corp.[a]	26,070	685,641
Teledyne Technologies Inc.[a]	16,163	1,674,972

		4,662,278
AUTO COMPONENTS — 0.65%
Tenneco Inc.[a,b]	26,295	1,376,806

		1,376,806
AUTOMOBILES — 0.50%
Thor Industries Inc.	19,985	1,057,007

		1,057,007
BIOTECHNOLOGY — 0.64%
Clovis Oncology Inc.[a,b]	12,684	756,727
PDL BioPharma Inc.	69,665	594,243

		1,350,970
BUILDING PRODUCTS — 0.38%
Masonite International Corp.[a,b]	8,829	477,296
Nortek Inc.[a]	3,904	325,125

		802,421
CAPITAL MARKETS — 0.69%
Moelis & Co.	2,852	97,424
Stifel Financial Corp.[a]	28,317	1,345,341

		1,442,765
CHEMICALS — 3.64%
Cytec Industries Inc.	30,946	1,443,012
Ferro Corp.[a,b]	37,648	493,942
H.B. Fuller Co.	21,619	907,349
Innophos Holdings Inc.	9,479	540,303
Innospec Inc.	10,522	424,773
Intrepid Potash Inc.[a]	24,307	326,929
Minerals Technologies Inc.	14,856	1,139,604
PolyOne Corp.	39,765	1,471,703
Taminco Corp.[a]	11,317	292,997
Tronox Ltd. Class A	26,272	635,257

		7,675,869
COMMERCIAL BANKS — 5.63%
Bank of the Ozarks Inc.	27,780	978,967
BankUnited Inc.	43,762	1,308,484
Capital Bank Financial Corp.[a]	11,771	304,751
First Financial Bankshares Inc.	27,604	877,255
Glacier Bancorp Inc.	32,054	919,629

Security	Shares	Value

Home Bancshares Inc.	24,917	$795,351
Pinnacle Financial Partners Inc.	14,357	562,794
PrivateBancorp Inc.	30,281	978,682
South State Corp.	10,465	631,144
Synovus Financial Corp.	59,877	1,518,481
Texas Capital Bancshares Inc.[a,b]	18,564	1,135,189
UMB Financial Corp.	16,256	968,532
Western Alliance Bancorp[a]	33,214	884,157

		11,863,416
COMMERCIAL SERVICES & SUPPLIES — 1.54%
Covanta Holding Corp.	56,381	1,244,329
G&K Services Inc. Class A	8,627	544,105
Steelcase Inc. Class A	39,509	700,099
UniFirst Corp.	6,697	747,117

		3,235,650
COMMUNICATIONS EQUIPMENT — 3.38%
ARRIS Group Inc.[a,b]	56,763	1,704,025
Ciena Corp.[a]	46,069	772,117
Finisar Corp.[a,b]	42,892	717,154
InterDigital Inc.	17,528	866,409
JDS Uniphase Corp.[a,b]	99,044	1,333,132
Plantronics Inc.	18,528	961,048
Polycom Inc.[a]	58,940	770,935

		7,124,820
CONSTRUCTION & ENGINEERING — 1.47%
EMCOR Group Inc.	28,861	1,273,636
Foster Wheeler AG	43,097	1,337,300
Primoris Services Corp.	16,695	479,480

		3,090,416
CONSUMER FINANCE — 0.59%
Encore Capital Group Inc.[a,b]	10,328	470,027
Nelnet Inc. Class A	7,946	378,150
Springleaf Holdings Inc.[a,b]	10,393	388,906

		1,237,083
ELECTRIC UTILITIES — 0.35%
NRG Yield Inc. Class A	14,633	731,211

		731,211
ELECTRICAL EQUIPMENT — 1.25%
AZZ Inc.	11,141	520,953
EnerSys	20,035	1,258,198
Franklin Electric Co. Inc.	17,037	636,162
GrafTech International Ltd.[a]	52,076	223,406

		2,638,719

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.13%
Belden Inc.	18,618	$1,325,415
Coherent Inc.[a]	10,807	704,076
Knowles Corp.[a,b]	36,614	712,509
Littelfuse Inc.	9,694	945,553
Vishay Intertechnology Inc.	58,389	788,835

		4,476,388
ENERGY EQUIPMENT & SERVICES — 3.28%
Atwood Oceanics Inc.[a]	25,786	1,048,201
Bristow Group Inc.	15,309	1,131,335
Exterran Holdings Inc.	28,882	1,135,929
Forum Energy Technologies Inc.[a]	27,971	763,608
GulfMark Offshore Inc. Class A	11,610	350,158
Hornbeck Offshore Services Inc.[a,b]	14,027	430,068
Key Energy Services Inc.[a]	56,827	172,754
Newpark Resources Inc.[a,b]	36,357	415,560
SEACOR Holdings Inc.[a]	8,165	673,204
Tidewater Inc.	21,401	789,055

		6,909,872
FOOD & STAPLES RETAILING — 0.63%
Casey’s General Stores Inc.	16,311	1,335,382

		1,335,382
FOOD PRODUCTS — 2.35%
Darling Ingredients Inc.[a]	70,909	1,247,998
Lancaster Colony Corp.	8,352	764,125
Post Holdings Inc.[a,b]	19,230	721,125
Snyders-Lance Inc.	22,400	667,296
TreeHouse Foods Inc.[a,b]	18,130	1,544,132

		4,944,676
HEALTH CARE EQUIPMENT & SUPPLIES — 2.49%
CONMED Corp.	11,884	499,009
Haemonetics Corp.[a,b]	22,130	834,744
Hill-Rom Holdings Inc.	24,705	1,098,878
Integra LifeSciences Holdings Corp.[a,b]	10,817	552,857
Steris Corp.	25,553	1,579,175
Wright Medical Group Inc.[a,b]	21,746	687,609

		5,252,272
HEALTH CARE PROVIDERS & SERVICES — 2.82%
AmSurg Corp.[a]	17,830	962,998
Chemed Corp.	7,439	768,895
Hanger Inc.[a,b]	15,363	367,637
HealthSouth Corp.	37,778	1,523,587

Security	Shares	Value

Molina Healthcare Inc.[a]	13,028	$633,682
VCA Inc.[a]	37,127	1,691,877

		5,948,676
HOTELS, RESTAURANTS & LEISURE — 6.40%
Bloomin’ Brands Inc.[a]	33,557	634,563
Brinker International Inc.	27,825	1,492,533
Cheesecake Factory Inc. (The)	19,831	911,036
Choice Hotels International Inc.	15,088	807,208
Churchill Downs Inc.	5,278	538,250
ClubCorp Holdings Inc.	11,440	218,046
Cracker Barrel Old Country Store Inc.	10,256	1,183,030
Diamond Resorts International Inc.[a]	21,484	557,725
DineEquity Inc.	7,447	662,485
International Game Technology	106,471	1,745,060
International Speedway Corp. Class A	12,056	377,714
Life Time Fitness Inc.[a]	15,480	863,320
Marriott Vacations Worldwide Corp.	12,516	869,111
Pinnacle Entertainment Inc.[a]	24,967	639,904
Scientific Games Corp. Class Aa	21,191	249,418
Texas Roadhouse Inc.	26,963	778,422
Wendy’s Co. (The)	118,559	950,843

		13,478,668
HOUSEHOLD DURABLES — 2.10%
Helen of Troy Ltd.[a]	11,561	715,048
La-Z-Boy Inc.	22,817	521,597
Meritage Homes Corp.[a]	16,013	589,118
Ryland Group Inc. (The)	20,331	728,053
Standard-Pacific Corp.[a,b]	65,491	484,633
Tempur Sealy International Inc.[a]	26,229	1,380,695

		4,419,144
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.11%
Ormat Technologies Inc.	7,850	227,258

		227,258
INSURANCE — 1.16%
AmTrust Financial Services Inc.[b]	12,806	574,605
Enstar Group Ltd.[a]	4,727	699,927
RLI Corp.	15,946	790,762
Third Point Reinsurance Ltd.[a]	24,644	377,053

		2,442,347

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.44%
HSN Inc.	13,961	$922,403

		922,403
INTERNET SOFTWARE & SERVICES — 2.33%
AOL Inc.[a]	33,880	1,474,796
Conversant Inc.[a,b]	25,928	913,962
j2 Global Inc.	19,553	1,057,622
Rocket Fuel Inc.[a,b]	8,189	127,912
VistaPrint NVa,b	12,945	865,503
Web.com Group Inc.[a,b]	22,443	460,755

		4,900,550
IT SERVICES — 2.81%
Cardtronics Inc.[a,b]	19,138	734,708
Convergys Corp.	43,502	877,435
CoreLogic Inc.[a]	39,237	1,230,865
EVERTEC Inc.	28,904	656,121
NeuStar Inc. Class Aa,b	15,201	401,458
TeleTech Holdings Inc.[a]	7,780	200,802
VeriFone Systems Inc.[a]	48,637	1,812,214

		5,913,603
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Charles River Laboratories International Inc.[a]	20,099	1,269,453

		1,269,453
MACHINERY — 5.18%
Actuant Corp. Class A	29,589	937,675
Albany International Corp. Class A	12,373	467,452
Barnes Group Inc.	21,083	770,795
CLARCOR Inc.	21,730	1,455,041
Greenbrier Companies Inc. (The)	10,778	674,056
Hillenbrand Inc.	27,049	900,461
Meritor Inc.[a]	42,456	487,820
Mueller Industries Inc.	24,570	797,542
Mueller Water Products Inc. Class A	69,275	683,744
Rexnord Corp.[a,b]	36,653	1,083,096
TriMas Corp.[a,b]	19,505	617,528
Watts Water Technologies Inc. Class A	12,320	746,962
Woodward Inc.	25,096	1,285,166

		10,907,338
MEDIA — 1.64%
AMC Entertainment Holdings Inc. Class A	8,215	208,661

Security	Shares	Value

Loral Space & Communications Inc.[a]	5,649	$432,149
Media General Inc. Class Aa	24,097	360,009
Meredith Corp.[b]	15,802	823,916
New York Times Co. (The) Class A	56,352	723,560
Sinclair Broadcast Group Inc. Class A	31,029	901,392

		3,449,687
METALS & MINING — 2.64%
Century Aluminum Co.[a]	22,340	654,115
Commercial Metals Co.	50,717	876,897
Compass Minerals International Inc.	14,452	1,238,247
Kaiser Aluminum Corp.[b]	7,750	539,013
Stillwater Mining Co.[a,b]	51,950	682,103
SunCoke Energy Inc.[a]	30,044	718,052
Worthington Industries Inc.	21,872	845,353

		5,553,780
MULTILINE RETAIL — 0.34%
Burlington Stores Inc.[a]	16,870	707,528

		707,528
OIL, GAS & CONSUMABLE FUELS — 1.15%
Bill Barrett Corp.[a,b]	21,552	327,590
Clayton Williams Energy Inc.[a]	2,616	217,494
Gran Tierra Energy Inc.[a]	118,490	540,315
PDC Energy Inc.[a,b]	15,439	674,993
SandRidge Energy Inc.[a,b]	170,322	664,256

		2,424,648
PAPER & FOREST PRODUCTS — 1.49%
Clearwater Paper Corp.[a]	8,594	553,024
KapStone Paper and Packaging Corp.[a]	36,378	1,118,987
Louisiana-Pacific Corp.[a]	60,866	888,644
Schweitzer-Mauduit International Inc.	13,218	569,167

		3,129,822
PERSONAL PRODUCTS — 0.09%
Elizabeth Arden Inc.[a]	11,359	186,288

		186,288
PHARMACEUTICALS — 0.60%
Medicines Co. (The)[a]	28,169	713,239
Theravance Inc.[b]	34,314	549,710

		1,262,949

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.29%
Korn/Ferry International[a]	21,831	$609,740

		609,740
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.79%
Alexander’s Inc.	1,430	632,060
Aviv REIT Inc.	10,728	361,855
Blackstone Mortgage Trust Inc. Class A	24,269	677,590
Chesapeake Lodging Trust[b]	23,340	771,154
Corporate Office Properties Trust	37,742	1,031,866
DCT Industrial Trust Inc.	143,641	1,231,003
DiamondRock Hospitality Co.[b]	84,259	1,209,117
DuPont Fabros Technology Inc.[b]	28,065	869,173
EastGroup Properties Inc.[b]	13,622	938,011
Empire State Realty Trust Inc. Class Ab	42,352	675,938
EPR Properties	24,341	1,365,530
Equity Lifestyle Properties, Inc.	34,323	1,685,259
Equity One Inc.	33,086	794,064
First Industrial Realty Trust Inc.	47,627	930,155
Franklin Street Properties Corp.	38,439	460,884
GEO Group Inc. (The)	31,276	1,249,163
Glimcher Realty Trust	62,572	859,114
Healthcare Realty Trust Inc.	41,993	1,111,555
LaSalle Hotel Properties	44,817	1,757,275
Lexington Realty Trust[b]	89,674	982,827
LTC Properties Inc.	15,116	633,965
Medical Properties Trust Inc.	74,594	1,006,273
National Health Investors Inc.[b]	12,672	835,212
Post Properties Inc.	23,425	1,310,395
Potlatch Corp.	17,466	768,329
Ramco-Gershenson Properties Trust	33,126	579,042
Retail Opportunity Investments Corp.	39,256	641,443
Sovran Self Storage Inc.	14,373	1,222,999
Sun Communities Inc.	19,019	1,102,531
Sunstone Hotel Investors Inc.	88,210	1,350,495

		29,044,277
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
St. Joe Co. (The)[a,b]	39,674	759,757

		759,757
ROAD & RAIL — 1.16%
Con-way Inc.	24,765	1,074,058
Heartland Express Inc.	23,831	599,111

Security	Shares	Value

Knight Transportation Inc.	26,152	$765,208

		2,438,377
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.76%
Atmel Corp.[a]	180,233	1,337,329
Cirrus Logic Inc.[a,b]	26,947	520,077
Entegris Inc.[a]	60,000	814,800
International Rectifier Corp.[a]	30,802	1,224,995
MKS Instruments Inc.	22,827	830,903
Rambus Inc.[a,b]	49,574	567,622
RF Micro Devices Inc.[a,b]	123,865	1,611,484
Semtech Corp.[a,b]	28,989	735,741
Teradyne Inc.	88,152	1,621,997
Tessera Technologies Inc.	20,268	615,944
TriQuint Semiconductor Inc.[a]	75,354	1,629,907
Veeco Instruments Inc.[a,b]	17,442	627,738

		12,138,537
SOFTWARE — 2.78%
Compuware Corp.	94,777	961,987
Covisint Corp.[a]	13,293	38,416
Mentor Graphics Corp.	41,593	881,356
Take-Two Interactive Software Inc.[a]	35,972	951,459
TIBCO Software Inc.[a]	65,618	1,533,493
Verint Systems Inc.[a]	25,784	1,482,322

		5,849,033
SPECIALTY RETAIL — 4.17%
Aaron’s Inc.	27,885	690,433
Abercrombie & Fitch Co. Class A	30,721	1,028,539
ANN INC.[a]	19,690	755,899
Asbury Automotive Group Inc.[a]	13,063	914,932
Ascena Retail Group Inc.[a]	56,582	704,446
Chico’s FAS Inc.	65,772	991,842
DSW Inc. Class A	30,744	911,560
Finish Line Inc. (The) Class A	20,717	548,379
Genesco Inc.[a,b]	10,367	795,045
Outerwall Inc.[a,b]	8,622	545,514
Pier 1 Imports Inc.	40,509	522,566
Sonic Automotive Inc. Class A	14,746	367,028

		8,776,183
TEXTILES, APPAREL & LUXURY GOODS — 1.93%
Columbia Sportswear Co.	11,780	454,001
Crocs Inc.[a]	37,032	432,534
Deckers Outdoor Corp.[a,b]	14,915	1,304,466

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Iconix Brand Group Inc.[a]	20,796	$832,048
Quiksilver Inc.[a,b]	55,070	96,372
SKECHERS U.S.A. Inc. Class Aa	17,437	954,676

		4,074,097
THRIFTS & MORTGAGE FINANCE — 1.48%
Capitol Federal Financial Inc.	56,630	725,431
Home Loan Servicing Solutions Ltd.	30,605	587,922
Ladder Capital Corp. Class Aa	8,972	170,378
MGIC Investment Corp.[a]	145,777	1,300,331
Nationstar Mortgage Holdings Inc.[a,b]	9,410	330,479

		3,114,541
TOBACCO — 0.31%
Vector Group Ltd.	29,087	649,804

		649,804
TRADING COMPANIES & DISTRIBUTORS — 1.99%
Applied Industrial Technologies Inc.	17,866	872,039
Beacon Roofing Supply Inc.[a,b]	21,411	592,442
GATX Corp.	19,290	1,222,986
MRC Global Inc.[a]	43,923	923,701
Rush Enterprises Inc. Class Aa	15,299	582,892

		4,194,060
TRANSPORTATION INFRASTRUCTURE — 0.20%
Wesco Aircraft Holdings Inc.[a,b]	24,284	431,041

		431,041

TOTAL COMMON STOCKS
(Cost: $183,538,185)		210,431,610

SHORT-TERM INVESTMENTS — 11.88%

MONEY MARKET FUNDS — 11.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	23,530,221	23,530,221
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,360,950	1,360,950
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	120,801	120,801

		25,011,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,011,972)		25,011,972

Value

TOTAL INVESTMENTS IN SECURITIES — 111.80%
(Cost: $208,550,157)	$235,443,582
Other Assets, Less Liabilities — (11.80)%	(24,841,894)

NET ASSETS — 100.00%	$210,601,688

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.97%

AIR FREIGHT & LOGISTICS — 1.03%
Forward Air Corp.	8,129	$389,135
Hub Group Inc. Class Aa	9,177	333,033
XPO Logistics Inc.[a,b]	14,445	576,645

		1,298,813
AIRLINES — 0.39%
Allegiant Travel Co.	3,673	490,235

		490,235
AUTO COMPONENTS — 0.85%
Dorman Products Inc.[a,b]	8,182	379,318
Drew Industries Inc.	6,233	299,558
Gentherm Inc.[a]	9,350	389,895

		1,068,771
BEVERAGES — 0.46%
Boston Beer Co. Inc. (The) Class Aa	2,339	582,411

		582,411
BIOTECHNOLOGY — 7.90%
ACADIA Pharmaceuticals Inc.[a,b]	20,707	573,584
Acorda Therapeutics Inc.[a,b]	11,006	383,229
Aegerion Pharmaceuticals Inc.[a]	7,792	157,320
Agios Pharmaceuticals Inc.[a]	1,926	161,842
Alnylam Pharmaceuticals Inc.[a]	17,325	1,606,721
Arena Pharmaceuticals Inc.[a,b]	57,976	252,775
ARIAD Pharmaceuticals Inc.[a,b]	49,313	293,905
Celldex Therapeutics Inc.[a,b]	23,572	394,831
Cepheid Inc.[a,b]	18,508	981,109
ImmunoGen Inc.[a,b]	22,631	209,563
Insys Therapeutics Inc.[a,b]	2,667	108,480
Intrexon Corp.[a,b]	9,279	207,107
Ironwood Pharmaceuticals Inc. Class Aa	31,595	442,962
Isis Pharmaceuticals Inc.[a,b]	31,032	1,429,334
Keryx Biopharmaceuticals Inc.[a,b]	24,210	407,939
Ligand Pharmaceuticals Inc. Class Ba,b	4,987	275,632
Myriad Genetics Inc.[a,b]	19,725	778,940
NPS Pharmaceuticals Inc.[a,b]	25,846	708,180
Sarepta Therapeutics Inc.[a,b]	9,930	160,568
Synageva BioPharma Corp.[a]	5,598	423,993

		9,958,014
BUILDING PRODUCTS — 1.15%
Armstrong World Industries Inc.[a,b]	11,855	574,019

Security	Shares	Value

NCI Building Systems Inc.[a,b]	7,595	$150,913
Simpson Manufacturing Co. Inc.	10,976	363,086
Trex Co. Inc.[a]	8,433	362,619

		1,450,637
CAPITAL MARKETS — 2.14%
Cohen & Steers Inc.	4,960	212,586
Evercore Partners Inc. Class A	9,567	495,284
Financial Engines Inc.	13,643	543,946
GAMCO Investors Inc. Class A	1,177	97,244
Greenhill & Co. Inc.	7,017	315,765
HFF Inc. Class A	8,644	272,113
Virtus Investment Partners Inc.	1,876	336,198
WisdomTree Investments Inc.[a,b]	28,430	419,342

		2,692,478
CHEMICALS — 0.65%
Balchem Corp.	8,062	521,611
Flotek Industries Inc.[a,b]	13,222	293,000

		814,611
COMMERCIAL BANKS — 0.76%
Investors Bancorp Inc.	89,430	961,373

		961,373
COMMERCIAL SERVICES & SUPPLIES — 2.30%
Healthcare Services Group Inc.	18,539	552,091
Herman Miller Inc.	15,660	501,120
HNI Corp.	11,889	554,622
Interface Inc.	17,529	280,990
Mobile Mini Inc.	12,307	539,416
MSA Safety Inc.	8,284	476,081

		2,904,320
COMMUNICATIONS EQUIPMENT — 2.51%
ADTRAN Inc.	14,424	305,933
Aruba Networks Inc.[a,b]	28,661	618,505
Infinera Corp.[a,b]	32,606	473,765
Riverbed Technology Inc.[a,b]	42,104	799,555
Ubiquiti Networks Inc.[b]	6,969	249,281
ViaSat Inc.[a,b]	11,331	709,774

		3,156,813
COMPUTERS & PERIPHERALS — 0.59%
Electronics For Imaging Inc.[a]	12,263	560,665
Nimble Storage Inc.[a,b]	6,459	176,718

		737,383
CONSTRUCTION & ENGINEERING — 0.40%
MasTec Inc.[a,b]	17,468	500,284

		500,284

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

CONSUMER FINANCE — 0.63%
Credit Acceptance Corp.[a,b]	2,335	$344,553
First Cash Financial Services Inc.[a,b]	7,506	443,454

		788,007
DISTRIBUTORS — 0.55%
Pool Corp.	11,615	693,416

		693,416
DIVERSIFIED CONSUMER SERVICES — 1.98%
Bright Horizons Family Solutions Inc.[a]	7,659	341,285
Grand Canyon Education Inc.[a]	12,309	589,601
Houghton Mifflin Harcourt Co.[a]	29,339	587,073
LifeLock Inc.[a,b]	19,817	335,106
Sotheby’s	16,184	641,857

		2,494,922
DIVERSIFIED FINANCIAL SERVICES — 1.17%
MarketAxess Holdings Inc.	9,887	639,195
PRA Group Inc.[a]	13,202	835,026

		1,474,221
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.31%
Cogent Communications Holdings Inc.	11,327	384,438

		384,438
ELECTRICAL EQUIPMENT — 0.41%
Polypore International Inc.[a,b]	11,837	519,881

		519,881
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.84%
Cognex Corp.[a]	22,865	904,540
InvenSense Inc.[a,b]	19,448	315,252
IPG Photonics Corp.[a]	9,343	685,870
OSI Systems Inc.[a]	4,907	347,808
Universal Display Corp.[a,b]	10,780	337,198
Zebra Technologies Corp. Class Aa	13,383	986,996

		3,577,664
ENERGY EQUIPMENT & SERVICES — 0.40%
C&J Energy Services Inc.[a]	12,125	234,134
CARBO Ceramics Inc.[b]	5,179	267,599

		501,733
FOOD & STAPLES RETAILING — 1.42%
Fresh Market Inc. (The)[a,b]	11,613	426,313
PriceSmart Inc.	5,337	475,153
United Natural Foods Inc.[a,b]	13,089	890,314

		1,791,780

Security	Shares	Value

FOOD PRODUCTS — 0.78%
B&G Foods Inc. Class A	14,148	$416,800
J&J Snack Foods Corp.	3,934	405,320
Tootsie Roll Industries Inc.	5,304	157,264

		979,384
HEALTH CARE EQUIPMENT & SUPPLIES — 4.42%
Cantel Medical Corp.	9,274	393,218
Cyberonics Inc.[a]	7,021	368,602
DexCom Inc.[a,b]	18,703	840,700
Globus Medical Inc. Class Aa,b	17,418	386,157
HeartWare International Inc.[a,b]	4,260	328,531
Insulet Corp.[a]	14,730	635,894
Masimo Corp.[a]	13,142	331,704
Neogen Corp.[a]	9,684	425,128
NuVasive Inc.[a]	12,383	506,465
Thoratec Corp.[a]	14,842	403,405
West Pharmaceutical Services Inc.	18,629	954,736

		5,574,540
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Acadia Healthcare Co. Inc.[a]	11,982	743,483
Air Methods Corp.[a]	9,391	443,537
ExamWorks Group Inc.[a,b]	8,806	341,497
MWI Veterinary Supply Inc.[a,b]	3,390	575,131
Team Health Holdings Inc.[a,b]	18,621	1,164,557

		3,268,205
HEALTH CARE TECHNOLOGY — 1.95%
Allscripts Healthcare Solutions Inc.[a]	44,640	612,461
Castlight Health Inc.[a,b]	3,051	38,168
HMS Holdings Corp.[a,b]	23,126	537,217
MedAssets Inc.[a]	15,846	343,224
Medidata Solutions Inc.[a,b]	14,242	642,457
Veeva Systems Inc.[a]	9,727	289,670

		2,463,197
HOTELS, RESTAURANTS & LEISURE — 4.03%
Bally Technologies Inc.[a]	10,102	812,201
Belmond Ltd.[a]	22,357	256,211
Boyd Gaming Corp.[a,b]	20,589	237,803
Buffalo Wild Wings Inc.[a]	4,988	744,609
Interval Leisure Group Inc.	10,506	221,046
Jack in the Box Inc.	10,288	730,860
Krispy Kreme Doughnuts Inc.[a]	16,932	320,353
La Quinta Holdings Inc.[a]	10,689	218,162
Papa John’s International Inc.	7,985	373,379
SeaWorld Entertainment Inc.	17,799	342,453

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

Vail Resorts Inc.	9,539	$823,788

		5,080,865
HOUSEHOLD PRODUCTS — 0.22%
WD-40 Co.	3,687	282,682

		282,682
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.24%
Pattern Energy Group Inc.	10,474	301,442

		301,442
INDUSTRIAL CONGLOMERATES — 0.19%
Raven Industries Inc.	9,608	243,563

		243,563
INSURANCE — 0.32%
Hilltop Holdings Inc.[a]	18,069	398,060

		398,060
INTERNET & CATALOG RETAIL — 1.19%
Coupons.com Inc.[a]	2,945	40,994
HomeAway Inc.[a]	23,039	804,061
RetailMeNot Inc.[a]	11,107	233,914
Shutterfly Inc.[a]	10,125	423,529

		1,502,498
INTERNET SOFTWARE & SERVICES — 3.52%
Bankrate Inc.[a]	15,429	167,559
Cornerstone OnDemand Inc.[a,b]	12,669	459,505
Cvent Inc.[a,b]	5,149	133,565
Dealertrack Technologies Inc.[a,b]	11,650	548,132
Demandware Inc.[a]	8,382	502,501
Endurance International Group Holdings Inc.[a,b]	8,205	136,367
Envestnet Inc.[a]	9,007	400,091
Gogo Inc.[a,b]	14,156	235,131
GrubHub Inc.[a,b]	4,650	169,074
Marketo Inc.[a,b]	7,420	239,443
NIC Inc.	16,004	294,954
Shutterstock Inc.[a,b]	4,101	318,894
Trulia Inc.[a,b]	9,051	422,229
WebMD Health Corp.[a]	9,703	414,124

		4,441,569
IT SERVICES — 3.14%
Acxiom Corp.[a]	20,341	383,224
EPAM Systems Inc.[a]	6,143	293,267
Euronet Worldwide Inc.[a]	13,141	705,277
Heartland Payment Systems Inc.	9,486	489,952
iGATE Corp.[a]	9,630	356,792

Security	Shares	Value

MAXIMUS Inc.	17,662	$855,901
Sapient Corp.[a]	29,898	517,833
Syntel Inc.[a]	4,079	353,282

		3,955,528
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Sturm, Ruger & Co. Inc.[b]	5,121	213,443

		213,443
LIFE SCIENCES TOOLS & SERVICES — 1.81%
Bio-Techne Corp.	9,755	888,193
Bruker Corp.[a]	29,237	606,083
PAREXEL International Corp.[a,b]	14,428	783,584

		2,277,860
MACHINERY — 2.33%
American Railcar Industries Inc.	2,479	163,143
Chart Industries Inc.[a,b]	8,034	373,983
CIRCOR International Inc.	4,657	349,973
EnPro Industries Inc.[a]	6,324	408,088
Hyster-Yale Materials Handling Inc.	2,910	228,406
Lindsay Corp.[b]	3,357	294,409
Proto Labs Inc.[a,b]	5,967	390,063
RBC Bearings Inc.	6,182	375,556
Tennant Co.	4,848	357,443

		2,941,064
MEDIA — 0.71%
DreamWorks Animation SKG Inc. Class Aa,b	18,973	422,719
Nexstar Broadcasting Group Inc.	8,145	367,502
World Wrestling Entertainment Inc. Class Ab	8,374	103,419

		893,640
METALS & MINING — 1.47%
Carpenter Technology Corp.	14,026	702,001
Globe Specialty Metals Inc.	16,919	318,246
Hecla Mining Co.	92,170	200,931
US Silica Holdings Inc.	14,195	637,356

		1,858,534
OIL, GAS & CONSUMABLE FUELS — 4.60%
Bonanza Creek Energy Inc.[a,b]	8,486	383,907
Carrizo Oil & Gas Inc.[a]	11,163	579,806
Comstock Resources Inc.	11,739	138,990
Diamondback Energy Inc.[a,b]	14,928	1,021,672
Halcon Resources Corp.[a,b]	66,699	207,434
Kodiak Oil & Gas Corp.[a]	70,447	760,123

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

Magnum Hunter Resources Corp.[a,b]	49,947	$231,754
Matador Resources Co.[a,b]	17,787	431,691
Rex Energy Corp.[a,b]	12,847	100,720
Rosetta Resources Inc.[a,b]	16,208	616,390
RSP Permian Inc.[a,b]	9,560	233,933
Sanchez Energy Corp.[a,b]	13,547	231,247
SemGroup Corp. Class A	11,242	862,824

		5,800,491
PERSONAL PRODUCTS — 0.10%
Inter Parfums Inc.	4,525	128,510

		128,510
PHARMACEUTICALS — 2.83%
Akorn Inc.[a,b]	18,943	843,911
Impax Laboratories Inc.[a]	17,334	502,166
Lannett Co. Inc.[a,b]	6,962	394,885
Nektar Therapeutics[a]	33,560	462,792
Pacira Pharmaceuticals Inc.[a,b]	9,461	878,170
Prestige Brands Holdings Inc.[a]	13,700	485,254

		3,567,178
PROFESSIONAL SERVICES — 2.13%
Advisory Board Co. (The)[a]	9,568	513,515
Corporate Executive Board Co. (The)	8,892	655,340
Huron Consulting Group Inc.[a]	6,209	432,208
On Assignment Inc.[a]	12,927	376,176
TriNet Group Inc.[a]	7,112	212,791
WageWorks Inc.[a]	8,628	491,882

		2,681,912
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.28%
Acadia Realty Trust[b]	15,638	487,906
American Assets Trust Inc.	8,925	342,185
American Homes 4 Rent Class A	36,390	637,917
Chambers Street Properties	62,462	512,813
CubeSmart	42,459	893,762
Education Realty Trust Inc.	36,327	409,042
Healthcare Trust of America Inc. Class A	62,989	808,779
Hersha Hospitality Trust	52,925	385,823
Hudson Pacific Properties Inc.	14,495	395,858
Parkway Properties Inc.	21,867	438,433
Pebblebrook Hotel Trust[b]	17,845	760,197
PS Business Parks Inc.	5,106	430,027
RLJ Lodging Trust	34,817	1,121,804

Security	Shares	Value

Ryman Hospitality Properties Inc.	13,447	$663,609
Sabra Health Care REIT Inc.	14,030	400,837
Strategic Hotels & Resorts Inc.[a,b]	65,214	838,000
Tanger Factory Outlet Centers Inc.	25,275	904,087

		10,431,079
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.07%
Alexander & Baldwin Inc.	11,951	478,398
Altisource Portfolio Solutions SAa,b	4,260	318,052
Kennedy-Wilson Holdings Inc.	20,526	556,049

		1,352,499
ROAD & RAIL — 1.13%
Landstar System Inc.	11,782	871,986
Swift Transportation Co.[a,b]	22,379	552,761

		1,424,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.65%
Cavium Inc.[a,b]	14,132	725,113
Integrated Device Technology Inc.[a,b]	39,221	643,617
Monolithic Power Systems Inc.	9,495	419,584
Power Integrations Inc.	7,936	399,657
Silicon Laboratories Inc.[a]	10,646	485,351
Synaptics Inc.[a,b]	9,687	662,881

		3,336,203
SOFTWARE — 10.56%
ACI Worldwide Inc.[a]	30,071	578,566
Advent Software Inc.	11,689	403,972
Barracuda Networks Inc.[a,b]	2,660	85,519
Blackbaud Inc.	12,173	541,698
Bottomline Technologies Inc.[a]	9,961	249,921
CommVault Systems Inc.[a]	11,228	497,850
Fair Isaac Corp.	8,475	527,992
FleetMatics Group PLC[a]	9,900	367,686
Fortinet Inc.[a,b]	36,263	944,651
Guidewire Software Inc.[a,b]	18,072	902,516
Infoblox Inc.[a]	13,225	213,452
Interactive Intelligence Group Inc.[a,b]	4,427	213,647
Manhattan Associates Inc.[a]	19,798	794,098
MicroStrategy Inc. Class Aa	2,385	383,699
NetScout Systems Inc.[a]	9,848	362,997
Pegasystems Inc.	9,462	205,042
QLIK Technologies Inc.[a]	23,703	671,980
RealPage Inc.[a,b]	13,789	273,987
SolarWinds Inc.[a]	17,292	822,235

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2014

Security	Shares	Value

SS&C Technologies Holdings Inc.[a]	17,701	$855,312
Synchronoss Technologies Inc.[a,b]	9,376	484,458
TiVo Inc.[a]	30,279	395,141
Tyler Technologies Inc.[a]	8,659	969,115
Ultimate Software Group Inc. (The)[a,b]	7,450	1,121,299
Zynga Inc. Class Aa,b	172,394	439,605

		13,306,438
SPECIALTY RETAIL — 3.03%
Conn’s Inc.[a,b]	6,390	198,793
Container Store Group Inc. (The)[a]	3,495	64,448
Five Below Inc.[a,b]	14,304	570,300
Hibbett Sports Inc.[a,b]	6,626	300,754
Lithia Motors Inc. Class A	5,988	464,789
Lumber Liquidators Holdings Inc.[a,b]	7,147	384,294
Mattress Firm Holding Corp.[a,b]	3,959	250,169
Monro Muffler Brake Inc.	8,318	444,514
Restoration Hardware Holdings Inc.[a,b]	9,444	758,542
Vitamin Shoppe Inc.[a,b]	8,144	382,198

		3,818,801
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
G-III Apparel Group Ltd.[a]	4,939	391,910
Oxford Industries Inc.	3,822	234,098
Steven Madden Ltd.[a]	15,140	474,639
Tumi Holdings Inc.[a]	15,747	327,065
Wolverine World Wide Inc.	26,752	726,049

		2,153,761
THRIFTS & MORTGAGE FINANCE — 0.23%
Essent Group Ltd.[a,b]	11,866	288,818

		288,818
TRADING COMPANIES & DISTRIBUTORS — 1.73%
Air Lease Corp.	25,101	918,446
DXP Enterprises Inc.[a,b]	3,393	224,922
H&E Equipment Services Inc.	8,262	308,916
Watsco Inc.	7,188	730,444

		2,182,728

TOTAL COMMON STOCKS
(Cost: $111,450,478)		125,991,444

Security	Shares	Value

SHORT-TERM INVESTMENTS — 29.49%

MONEY MARKET FUNDS — 29.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	35,052,748	$35,052,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,027,395	2,027,395
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	86,391	86,391

		37,166,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,166,534)		37,166,534

TOTAL INVESTMENTS IN SECURITIES — 129.46%
(Cost: $148,617,012)		163,157,978
Other Assets, Less Liabilities — (29.46)%		(37,131,841)

NET ASSETS — 100.00%		$126,026,137

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.55%
AAR Corp.	31,172	$826,058
Cubic Corp.	18,050	870,732
Esterline Technologies Corp.[a]	26,411	3,092,992
Exelis Inc.	155,673	2,778,763
Moog Inc. Class Aa	35,614	2,725,896

		10,294,441
AIR FREIGHT & LOGISTICS — 0.20%
UTi Worldwide Inc.[a]	75,748	827,926

		827,926
AIRLINES — 0.58%
JetBlue Airways Corp.[a,b]	202,470	2,336,504

		2,336,504
AUTO COMPONENTS — 1.44%
American Axle & Manufacturing Holdings Inc.[a,b]	62,549	1,209,072
Cooper Tire & Rubber Co.	49,434	1,592,269
Dana Holding Corp.	128,617	2,631,504
Federal-Mogul Holdings Corp.[a]	23,523	367,194

		5,800,039
BIOTECHNOLOGY — 1.03%
Puma Biotechnology Inc.[a]	16,686	4,181,512

		4,181,512
CAPITAL MARKETS — 1.53%
BGC Partners Inc. Class A	140,458	1,191,084
Federated Investors Inc. Class B	78,865	2,466,109
Janus Capital Group Inc.	122,672	1,838,853
KCG Holdings Inc. Class Aa	64,517	687,751

		6,183,797
CHEMICALS — 2.83%
Axiall Corp.	58,020	2,338,206
Cabot Corp.	53,377	2,478,294
Chemtura Corp.[a,b]	74,804	1,742,185
Kronos Worldwide Inc.	16,851	226,477
Olin Corp.	64,878	1,572,643
Sensient Technologies Corp.	39,849	2,358,264
Stepan Co.	15,838	701,307

		11,417,376
COMMERCIAL BANKS — 14.21%
Associated Banc-Corp.	127,993	2,406,268
BancorpSouth Inc.	70,574	1,625,319
Bank of Hawaii Corp.	36,575	2,141,466

Security	Shares	Value

BBCN Bancorp Inc.	65,898	$931,798
Cathay General Bancorp	61,181	1,615,790
Columbia Banking System Inc.	43,681	1,213,458
Community Bank System Inc.	33,683	1,285,006
CVB Financial Corp.	79,527	1,254,936
F.N.B. Corp.	143,878	1,840,200
First Bancorp (Puerto Rico)[a]	86,720	451,811
First Citizens BancShares Inc. Class A	5,733	1,440,187
First Horizon National Corp.	195,998	2,520,534
First Interstate BancSystem Inc.	16,086	471,963
First Midwest Bancorp Inc.	62,431	1,048,217
First Niagara Financial Group Inc.	292,578	2,191,409
FirstMerit Corp.	136,683	2,508,133
Fulton Financial Corp.	155,102	1,842,612
Hancock Holding Co.	67,655	2,380,780
IBERIABANK Corp.	27,675	1,905,701
International Bancshares Corp.	48,158	1,366,243
MB Financial Inc.	52,814	1,666,282
National Penn Bancshares Inc.	102,198	1,051,617
Old National Bancorp	88,953	1,294,266
Park National Corp.	10,585	893,056
Popular Inc.[a]	85,538	2,726,951
Susquehanna Bancshares Inc.	155,013	1,520,678
TCF Financial Corp.	137,863	2,129,983
Trustmark Corp.	55,967	1,361,677
Umpqua Holdings Corp.	154,459	2,718,478
Union Bankshares Corp.	35,931	807,729
United Bankshares Inc.	52,552	1,801,483
Valley National Bancorp	181,488	1,811,250
Webster Financial Corp.	74,603	2,338,058
Westamerica Bancorp[b]	21,623	1,066,879
Wintrust Financial Corp.	38,483	1,782,533

		57,412,751
COMMERCIAL SERVICES & SUPPLIES — 3.33%
ABM Industries Inc.	43,008	1,188,741
Brady Corp. Class A	39,598	944,016
Brink’s Co. (The)	40,338	847,098
Deluxe Corp.	41,164	2,502,771
Matthews International Corp. Class A	24,485	1,128,269
Quad Graphics Inc.	23,958	528,274
R.R. Donnelley & Sons Co.[b]	165,189	2,882,548
Tetra Tech Inc.	53,311	1,429,268
United Stationers Inc.	32,326	1,350,257

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

West Corp.	20,271	$648,672

		13,449,914
COMMUNICATIONS EQUIPMENT — 0.25%
NETGEAR Inc.[a]	29,773	1,013,473

		1,013,473
COMPUTERS & PERIPHERALS — 1.39%
Diebold Inc.	53,380	1,891,253
Eastman Kodak Co.[a,b]	30,414	656,030
Lexmark International Inc. Class A	51,450	2,220,582
QLogic Corp.[a]	72,603	857,442

		5,625,307
CONSTRUCTION & ENGINEERING — 1.50%
AECOM Technology Corp.[a,b]	124,094	4,039,260
Granite Construction Inc.	29,824	1,100,804
Tutor Perini Corp.[a,b]	32,218	902,426

		6,042,490
CONSUMER FINANCE — 0.29%
Cash America International Inc.	23,841	1,171,785

		1,171,785
CONTAINERS & PACKAGING — 2.18%
Berry Plastics Group Inc.[a]	97,152	2,527,895
Graphic Packaging Holding Co.[a]	270,451	3,280,571
Greif Inc. Class A	28,009	1,234,077
Silgan Holdings Inc.	36,147	1,776,986

		8,819,529
DIVERSIFIED CONSUMER SERVICES — 1.29%
Apollo Education Group Inc.[a]	80,690	2,312,575
DeVry Education Group Inc.	47,385	2,293,908
Weight Watchers International Inc.[b]	23,050	600,453

		5,206,936
DIVERSIFIED FINANCIAL SERVICES — 0.58%
Interactive Brokers Group Inc. Class A	47,165	1,217,800
PHH Corp.[a,b]	47,422	1,123,427

		2,341,227
ELECTRIC UTILITIES — 4.72%
ALLETE Inc.	32,455	1,695,449
Cleco Corp.	49,906	2,682,947
El Paso Electric Co.	33,480	1,266,883
Hawaiian Electric Industries Inc.[b]	84,854	2,389,489
IDACORP Inc.	41,561	2,627,902
MGE Energy Inc.	28,754	1,278,690
Otter Tail Corp.	30,423	943,113

Security	Shares	Value

PNM Resources Inc.	65,812	$1,898,676
Portland General Electric Co.	64,645	2,353,724
UIL Holdings Corp.	46,726	1,922,308

		19,059,181
ELECTRICAL EQUIPMENT — 0.80%
General Cable Corp.	40,424	572,808
Regal Beloit Corp.	37,355	2,651,084

		3,223,892
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.98%
Anixter International Inc.	22,523	1,918,284
AVX Corp.	39,059	564,012
Benchmark Electronics Inc.[a]	44,531	1,056,275
Itron Inc.[a]	32,565	1,267,756
Plexus Corp.[a]	27,987	1,157,262
Sanmina Corp.[a]	68,588	1,719,501
ScanSource Inc.[a]	23,650	902,957
SYNNEX Corp.	22,995	1,590,794
Tech Data Corp.[a,b]	31,589	1,886,495

		12,063,336
ENERGY EQUIPMENT & SERVICES — 0.99%
Helix Energy Solutions Group Inc.[a,b]	81,090	2,160,238
Unit Corp.[a]	38,222	1,850,709

		4,010,947
FOOD & STAPLES RETAILING — 0.81%
Andersons Inc. (The)	21,917	1,396,770
SUPERVALU Inc.[a,b]	170,382	1,470,397
Weis Markets Inc.	9,091	405,822

		3,272,989
FOOD PRODUCTS — 1.80%
Cal-Maine Foods Inc.	12,432	1,091,405
Dean Foods Co.	77,645	1,142,158
Fresh Del Monte Produce Inc.	29,442	945,383
Pinnacle Foods Inc.	57,305	1,936,909
Sanderson Farms Inc.	17,047	1,431,607
Seaboard Corp.[a]	233	715,979

		7,263,441
GAS UTILITIES — 3.68%
Laclede Group Inc. (The)	35,733	1,814,165
New Jersey Resources Corp.	34,882	2,039,899
Northwest Natural Gas Co.	22,595	1,060,383
ONE GAS Inc.	42,940	1,629,573

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

Piedmont Natural Gas Co.	64,764	$2,461,680
South Jersey Industries Inc.	27,358	1,604,273
Southwest Gas Corp.	38,446	2,233,328
WGL Holdings Inc.	42,925	2,017,475

		14,860,776
HEALTH CARE EQUIPMENT & SUPPLIES — 0.64%
Alere Inc.[a]	64,559	2,580,423

		2,580,423
HEALTH CARE PROVIDERS & SERVICES — 3.34%
Health Net Inc.[a]	66,409	3,155,091
Kindred Healthcare Inc.	53,376	1,160,928
LifePoint Hospitals Inc.[a]	37,317	2,612,190
Magellan Health Inc.[a]	23,825	1,441,889
Owens & Minor Inc.	52,094	1,735,772
Select Medical Holdings Corp.	80,031	1,154,047
WellCare Health Plans Inc.[a]	33,249	2,256,610

		13,516,527
HOTELS, RESTAURANTS & LEISURE — 0.34%
Bob Evans Farms Inc.	19,557	955,360
Caesars Entertainment Corp.[a,b]	34,795	424,151

		1,379,511
HOUSEHOLD DURABLES — 0.61%
KB Home	75,249	1,184,419
M.D.C. Holdings Inc.	32,481	793,186
Taylor Morrison Home Corp. Class Aa	27,469	473,566

		2,451,171
HOUSEHOLD PRODUCTS — 0.30%
Harbinger Group Inc.[a]	92,155	1,210,917

		1,210,917
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.64%
Dynegy Inc.[a]	85,259	2,600,399

		2,600,399
INSURANCE — 8.06%
American Equity Investment Life Holding Co.	61,914	1,598,000
American National Insurance Co.	7,153	816,014
Argo Group International Holdings Ltd.[b]	21,661	1,208,684
Aspen Insurance Holdings Ltd.	54,116	2,361,081
Endurance Specialty Holdings Ltd.	36,911	2,138,992
FBL Financial Group Inc. Class A	8,669	429,809
Fidelity & Guaranty Life	9,235	219,331

Security	Shares	Value

First American Financial Corp.	88,549	$2,684,806
Greenlight Capital Re Ltd. Class Aa	24,254	787,042
Hanover Insurance Group Inc. (The)	36,418	2,437,821
Horace Mann Educators Corp.	33,942	1,032,176
Kemper Corp.	41,534	1,530,528
MBIA Inc.[a]	116,955	1,141,481
Mercury General Corp.	24,391	1,295,650
Montpelier Re Holdings Ltd.	32,228	1,068,036
OneBeacon Insurance Group Ltd. Class Ab	19,046	303,403
Platinum Underwriters Holdings Ltd.	21,982	1,376,733
Primerica Inc.	44,874	2,295,305
ProAssurance Corp.	48,211	2,255,311
Selective Insurance Group Inc.	46,651	1,204,529
StanCorp Financial Group Inc.	36,152	2,514,733
Symetra Financial Corp.	78,489	1,860,189

		32,559,654
IT SERVICES — 2.07%
Booz Allen Hamilton Holding Corp.	61,529	1,621,289
CACI International Inc. Class Aa,b	19,516	1,605,972
Leidos Holdings Inc.	51,380	1,878,966
ManTech International Corp. Class A	19,407	546,501
Science Applications International Corp.	33,392	1,633,203
Unisys Corp.[a,b]	41,975	1,076,239

		8,362,170
MACHINERY — 0.84%
Harsco Corp.	67,078	1,454,251
Navistar International Corp.[a,b]	55,093	1,948,639

		3,402,890
MARINE — 0.25%
Matson Inc.	35,587	1,013,874

		1,013,874
MEDIA — 1.16%
Clear Channel Outdoor Holdings Inc. Class A	35,862	260,358
CTC Media Inc.	47,173	300,021
Cumulus Media Inc. Class Aa	104,228	402,320
John Wiley & Sons Inc. Class A	38,772	2,263,897
Regal Entertainment Group Class Ab	66,093	1,463,960

		4,690,556

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

METALS & MINING — 0.41%
Cliffs Natural Resources Inc.[b]	127,117	$1,427,524
Molycorp Inc.[a,b]	160,755	221,842

		1,649,366
MULTI-UTILITIES — 2.11%
Avista Corp.	48,967	1,735,880
Black Hills Corp.	36,884	2,018,661
NorthWestern Corp.	32,327	1,708,159
Vectren Corp.	68,230	3,066,939

		8,529,639
MULTILINE RETAIL — 1.00%
Big Lots Inc.	46,384	2,117,430
J.C. Penney Co. Inc.[a,b]	252,612	1,922,377

		4,039,807
OIL, GAS & CONSUMABLE FUELS — 2.90%
Cloud Peak Energy Inc.[a,b]	50,940	609,752
Delek US Holdings Inc.	44,489	1,507,732
Energy XXI (Bermuda) Ltd.	77,078	592,730
EXCO Resources Inc.[b]	141,715	432,231
PBF Energy Inc.	72,411	1,887,755
Stone Energy Corp.[a]	46,549	1,140,450
W&T Offshore Inc.	29,302	266,355
Western Refining Inc.	61,847	2,819,605
World Fuel Services Corp.	59,758	2,464,420

		11,721,030
PAPER & FOREST PRODUCTS — 1.13%
Domtar Corp.	53,704	2,205,623
P.H. Glatfelter Co.	35,495	895,539
Resolute Forest Products Inc.[a,b]	78,589	1,458,612

		4,559,774
PERSONAL PRODUCTS — 0.08%
Revlon Inc. Class Aa	9,706	332,916

		332,916
PROFESSIONAL SERVICES — 0.34%
FTI Consulting Inc.[a]	33,889	1,368,438

		1,368,438
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.49%
American Capital Mortgage Investment Corp.	42,256	827,795
ARMOUR Residential REIT Inc.	296,332	1,173,475
Brandywine Realty Trust	145,538	2,245,651
Capstead Mortgage Corp.	79,386	1,008,996
CBL & Associates Properties Inc.	140,769	2,692,911
CBS Outdoor Americas Inc.	99,233	3,019,660

Security	Shares	Value

Chimera Investment Corp.	849,582	$2,650,696
Colony Financial Inc.	90,813	2,023,314
Cousins Properties Inc.	170,407	2,216,995
CYS Investments Inc.[b]	134,389	1,200,094
Equity Commonwealth	106,554	2,846,057
Government Properties Income Trust[b]	58,108	1,326,025
Hatteras Financial Corp.	79,685	1,517,202
Inland Real Estate Corp.	73,228	776,949
Invesco Mortgage Capital Inc.	101,677	1,681,738
iStar Financial Inc.[a]	64,210	911,140
Mack-Cali Realty Corp.	69,413	1,300,105
MFA Financial Inc.	304,160	2,548,861
New Residential Investment Corp.	117,118	1,449,921
Newcastle Investment Corp.[b]	60,954	1,472,039
Pennsylvania Real Estate Investment Trust	57,027	1,222,089
PennyMac Mortgage Investment Trust[c]	53,341	1,151,632
Piedmont Office Realty Trust Inc. Class Ab	127,588	2,481,587
Redwood Trust Inc.[b]	68,962	1,295,796
Retail Properties of America Inc. Class A	195,677	3,070,172
Select Income REIT[b]	30,746	753,584
Washington Real Estate Investment Trust[b]	55,298	1,562,721

		46,427,205
ROAD & RAIL — 0.25%
Werner Enterprises Inc.	36,932	1,017,107

		1,017,107
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
Advanced Micro Devices Inc.[a,b]	516,131	1,445,167
Amkor Technology Inc.[a]	94,320	639,490
Cypress Semiconductor Corp.	121,701	1,206,057
Diodes Inc.[a]	30,415	785,619
Fairchild Semiconductor International Inc.[a,b]	99,715	1,530,625
Intersil Corp. Class A	107,508	1,428,781
Microsemi Corp.[a]	78,765	2,053,404
PMC-Sierra Inc.[a]	162,074	1,262,556

		10,351,699

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2014

Security	Shares	Value

SOFTWARE — 0.67%
Progress Software Corp.[a]	42,004	$1,087,904
Rovi Corp.[a,b]	78,216	1,633,150

		2,721,054
SPECIALTY RETAIL — 4.27%
American Eagle Outfitters Inc.	144,981	1,865,906
Buckle Inc. (The)[b]	23,267	1,147,761
Children’s Place Inc. (The)	17,873	880,245
CST Brands Inc.	62,503	2,390,740
Express Inc.[a]	69,874	1,046,014
Group 1 Automotive Inc.	17,701	1,512,196
Guess? Inc.	52,782	1,170,177
Men’s Wearhouse Inc. (The)	37,706	1,773,313
Murphy USA Inc.[a,b]	35,511	2,034,780
Office Depot Inc.[a,b]	399,743	2,086,659
Rent-A-Center Inc.	43,854	1,358,158

		17,265,949
THRIFTS & MORTGAGE FINANCE — 2.13%
Astoria Financial Corp.	72,874	958,293
EverBank Financial Corp.	71,347	1,366,295
Northwest Bancshares Inc.	78,736	1,010,183
Provident Financial Services Inc.	44,609	813,222
Radian Group Inc.	157,879	2,660,261
Washington Federal Inc.	82,200	1,794,426

		8,602,680
TOBACCO — 0.21%
Universal Corp.	19,273	857,649

		857,649
TRADING COMPANIES & DISTRIBUTORS — 0.30%
TAL International Group Inc.	28,203	1,216,395

		1,216,395
WATER UTILITIES — 0.28%
American States Water Co.	32,094	1,148,323

		1,148,323
WIRELESS TELECOMMUNICATION SERVICES — 0.54%
Leap Wireless International Inc. CVR	41,720	105,134
Telephone & Data Systems Inc.	81,768	2,096,532

		2,201,666

TOTAL COMMON STOCKS
(Cost: $349,946,717)		403,658,358

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.47%

MONEY MARKET FUNDS — 6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,140,156	$24,140,156
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,396,228	1,396,228
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	622,321	622,321

		26,158,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,158,705)		26,158,705

TOTAL INVESTMENTS IN SECURITIES — 106.35%
(Cost: $376,105,422)		429,817,063
Other Assets, Less Liabilities — (6.35)%		(25,656,463)

NET ASSETS — 100.00%		$404,160,600

CVR — Contingent Value Rights

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$400,206,603	$413,909,617	$256,619,235
Affiliated (Note 2)	419,853	13,524,209	2,713,913

Total cost of investments	$400,626,456	$427,433,826	$259,333,148

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$530,596,032	$608,327,524	$290,183,634
Affiliated (Note 2)	419,853	14,557,851	3,223,201

Total fair value of investments	531,015,885	622,885,375	293,406,835
Receivables:
Investment securities sold	174,652	582,715	—
Dividends and interest	580,347	246,401	463,579

Total Assets	531,770,884	623,714,491	293,870,414

LIABILITIES
Short positions, at value[b]	174,652	582,715	—
Payables:
Investment securities purchased	44,928	—	498,265
Collateral for securities on loan (Note 1)	—	9,347,154	213,578
Investment advisory fees (Note 2)	83,920	121,529	62,994

Total Liabilities	303,500	10,051,398	774,837

NET ASSETS	$531,467,384	$613,663,093	$293,095,577

Net assets consist of:
Paid-in capital	$407,768,733	$510,966,751	$314,462,065
Undistributed net investment income	825,210	308,189	660,301
Accumulated net realized loss	(7,515,988)	(93,063,396)	(56,100,476)
Net unrealized appreciation	130,389,429	195,451,549	34,073,687

NET ASSETS	$531,467,384	$613,663,093	$293,095,577

Shares outstanding[c]	4,450,000	5,500,000	3,450,000

Net asset value per share	$119.43	$111.58	$84.96

[a]	Securities on loan with values of $ —, $9,143,282 and $206,688, respectively. See Note 1.
[b]	Proceeds: $174,652, $582,715 and $ —, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$292,200,946	$160,056,866	$190,823,416
Affiliated (Note 2)	27,082,417	22,655,219	4,167,922

Total cost of investments	$319,283,363	$182,712,085	$194,991,338

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$343,983,228	$206,453,526	$219,462,950
Affiliated (Note 2)	27,082,417	22,655,219	4,167,922

Total fair value of investments	371,065,645	229,108,745	223,630,872
Receivables:
Dividends and interest	335,126	115,999	186,031

Total Assets	371,400,771	229,224,744	223,816,903

LIABILITIES
Payables:
Investment securities purchased	118,695	198,954	—
Collateral for securities on loan (Note 1)	26,595,460	22,516,087	3,808,125
Investment advisory fees (Note 2)	64,735	49,879	53,838

Total Liabilities	26,778,890	22,764,920	3,861,963

NET ASSETS	$344,621,881	$206,459,824	$219,954,940

Net assets consist of:
Paid-in capital	$288,937,621	$250,426,141	$188,253,953
Undistributed net investment income	310,423	142,048	365,986
Undistributed net realized gain (accumulated net realized loss)	3,591,555	(90,505,025)	2,695,467
Net unrealized appreciation	51,782,282	46,396,660	28,639,534

NET ASSETS	$344,621,881	$206,459,824	$219,954,940

Shares outstanding[b]	2,400,000	1,350,000	1,800,000

Net asset value per share	$143.59	$152.93	$122.20

[a]	Securities on loan with values of $25,969,987, $22,028,861 and $3,721,422, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$183,538,185	$111,450,478	$348,609,740
Affiliated (Note 2)	25,011,972	37,166,534	27,495,682

Total cost of investments	$208,550,157	$148,617,012	$376,105,422

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$210,431,610	$125,991,444	$402,506,726
Affiliated (Note 2)	25,011,972	37,166,534	27,310,337

Total fair value of investments	235,443,582	163,157,978	429,817,063
Cash	—	1,776	—
Receivables:
Investment securities sold	24,882	—	—
Dividends and interest	67,080	45,901	252,531

Total Assets	235,535,544	163,205,655	430,069,594

LIABILITIES
Payables:
Investment securities purchased	—	69,310	276,499
Collateral for securities on loan (Note 1)	24,891,171	37,080,143	25,536,384
Investment advisory fees (Note 2)	42,685	30,065	96,111

Total Liabilities	24,933,856	37,179,518	25,908,994

NET ASSETS	$210,601,688	$126,026,137	$404,160,600

Net assets consist of:
Paid-in capital	$173,511,534	$119,115,697	$351,137,306
Undistributed net investment income	195,625	9,700	257,270
Undistributed net realized gain (accumulated net realized loss)	10,001,104	(7,640,226)	(945,617)
Net unrealized appreciation	26,893,425	14,540,966	53,711,641

NET ASSETS	$210,601,688	$126,026,137	$404,160,600

Shares outstanding[b]	1,550,000	950,000	3,200,000

Net asset value per share	$135.87	$132.66	$126.30

[a]	Securities on loan with values of $24,303,171, $ 36,176,057 and $24,737,172, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,373,911	$3,174,372	$4,323,621
Dividends — affiliated (Note 2)	—	49,109	31,285
Interest — affiliated (Note 2)	2	4	1
Securities lending income — affiliated (Note 2)	4,333	14,393	159

Total investment income	5,378,246	3,237,878	4,355,066

EXPENSES
Investment advisory fees (Note 2)	493,563	689,618	384,703

Total expenses	493,563	689,618	384,703

Net investment income	4,884,683	2,548,260	3,970,363

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(226,938)	10,256,718	229,872
Investments — affiliated (Note 2)	—	(47)	1,407
In-kind redemptions — unaffiliated	15,319,936	14,045,311	4,703,058
In-kind redemptions — affiliated (Note 2)	—	50,555	58,959

Net realized gain	15,092,998	24,352,537	4,993,296

Net change in unrealized appreciation/depreciation	24,410,407	34,006,903	981,695

Net realized and unrealized gain	39,503,405	58,359,440	5,974,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,388,088	$60,907,700	$9,945,354

[a]	Net of foreign withholding tax of $ —, $1,167 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,437,935	$1,010,182	$2,518,200
Interest — affiliated (Note 2)	1	—	—
Securities lending income — affiliated (Note 2)	39,839	87,198	28,410

Total investment income	2,477,775	1,097,380	2,546,610

EXPENSES
Investment advisory fees (Note 2)	371,332	304,634	330,504

Total expenses	371,332	304,634	330,504

Net investment income	2,106,443	792,746	2,216,106

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(419,624)	13,476,613	(955,404)
In-kind redemptions — unaffiliated	21,723,913	2,171,943	12,841,751

Net realized gain	21,304,289	15,648,556	11,886,347

Net change in unrealized appreciation/depreciation on:
Investments	1,133,097	(834,716)	(6,292,150)
Short positions (Note 1)	—	—	176

Net change in unrealized appreciation/depreciation	1,133,097	(834,716)	(6,291,974)

Net realized and unrealized gain	22,437,386	14,813,840	5,594,373

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,543,829	$15,606,586	$7,810,479

[a]	Net of foreign withholding tax of $2,240, $1,401 and $ —, respectively.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,520,110	$437,688	$4,105,190
Dividends — affiliated (Note 2)	—	—	64,009
Interest — affiliated (Note 2)	1	—	1
Securities lending income — affiliated (Note 2)	128,227	106,157	175,042

Total investment income	1,648,338	543,845	4,344,242

EXPENSES
Investment advisory fees (Note 2)	269,107	191,562	580,028

Total expenses	269,107	191,562	580,028

Net investment income	1,379,231	352,283	3,764,214

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,573,482)	3,425,727	(2,494,601)
In-kind redemptions — unaffiliated	19,632,888	4,303,829	18,680,232

Net realized gain	18,059,406	7,729,556	16,185,631

Net change in unrealized appreciation/depreciation	(8,997,525)	(900,453)	(3,380,016)

Net realized and unrealized gain	9,061,881	6,829,103	12,805,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,441,112	$7,181,386	$16,569,829

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,884,683	$8,672,178	$2,548,260	$4,824,599
Net realized gain	15,092,998	24,509,581	24,352,537	49,437,089
Net change in unrealized appreciation/depreciation	24,410,407	35,280,498	34,006,903	39,119,661

Net increase in net assets resulting from operations	44,388,088	68,462,257	60,907,700	93,381,349

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,751,411)	(8,430,970)	(2,351,832)	(4,923,262)

Total distributions to shareholders	(4,751,411)	(8,430,970)	(2,351,832)	(4,923,262)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,410,700	144,839,098	65,086,208	91,162,651
Cost of shares redeemed	(57,826,495)	(72,359,766)	(31,904,930)	(106,672,416)

Net increase (decrease) in net assets from capital share transactions	22,584,205	72,479,332	33,181,278	(15,509,765)

INCREASE IN NET ASSETS	62,220,882	132,510,619	91,737,146	72,948,322

NET ASSETS
Beginning of period	469,246,502	336,735,883	521,925,947	448,977,625

End of period	$531,467,384	$469,246,502	$613,663,093	$521,925,947

Undistributed net investment income included in net assets at end of period	$825,210	$691,938	$308,189	$111,761

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,450,000	600,000	950,000
Shares redeemed	(500,000)	(750,000)	(300,000)	(1,150,000)

Net increase (decrease) in shares outstanding	200,000	700,000	300,000	(200,000)

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,970,363	$8,781,426	$2,106,443	$2,912,843
Net realized gain	4,993,296	47,569,404	21,304,289	23,313,165
Net change in unrealized appreciation/depreciation	981,695	(5,964,990)	1,133,097	15,997,745

Net increase in net assets resulting from operations	9,945,354	50,385,840	24,543,829	42,223,753

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,867,478)	(8,702,913)	(1,893,199)	(2,989,110)

Total distributions to shareholders	(3,867,478)	(8,702,913)	(1,893,199)	(2,989,110)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,792,389	201,774,972	119,156,153	131,098,488
Cost of shares redeemed	(24,431,960)	(204,765,566)	(77,600,377)	(85,522,275)

Net increase (decrease) in net assets from capital share transactions	(11,639,571)	(2,990,594)	41,555,776	45,576,213

INCREASE (DECREASE) IN NET ASSETS	(5,561,695)	38,692,333	64,206,406	84,810,856

NET ASSETS
Beginning of period	298,657,272	259,964,939	280,415,475	195,604,619

End of period	$293,095,577	$298,657,272	$344,621,881	$280,415,475

Undistributed net investment income included in net assets at end of period	$660,301	$557,416	$310,423	$97,179

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,700,000	850,000	1,050,000
Shares redeemed	(300,000)	(2,700,000)	(550,000)	(700,000)

Net increase (decrease) in shares outstanding	(150,000)	—	300,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$792,746	$757,780	$2,216,106	$3,204,119
Net realized gain	15,648,556	18,223,767	11,886,347	16,112,530
Net change in unrealized appreciation/depreciation	(834,716)	12,542,843	(6,291,974)	15,463,475

Net increase in net assets resulting from operations	15,606,586	31,524,390	7,810,479	34,780,124

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(650,698)	(863,994)	(1,966,174)	(3,164,235)

Total distributions to shareholders	(650,698)	(863,994)	(1,966,174)	(3,164,235)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,421,942	67,537,250	43,670,552
Cost of shares redeemed	(7,548,265)	(6,343,474)	(43,420,361)	(5,594,265)

Net increase (decrease) in net assets from capital share transactions	(7,548,265)	1,078,468	24,116,889	38,076,287

INCREASE IN NET ASSETS	7,407,623	31,738,864	29,961,194	69,692,176

NET ASSETS
Beginning of period	199,052,201	167,313,337	189,993,746	120,301,570

End of period	$206,459,824	$199,052,201	$219,954,940	$189,993,746

Undistributed net investment income included in net assets at end of period	$142,048	$—	$365,986	$116,054

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	550,000	400,000
Shares redeemed	(50,000)	(50,000)	(350,000)	(50,000)

Net increase (decrease) in shares outstanding	(50,000)	—	200,000	350,000

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,379,231	$1,887,801	$352,283	$661,132
Net realized gain	18,059,406	24,686,987	7,729,556	20,161,172
Net change in unrealized appreciation/depreciation	(8,997,525)	8,727,729	(900,453)	390,258

Net increase in net assets resulting from operations	10,441,112	35,302,517	7,181,386	21,212,562

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,226,045)	(1,845,362)	(300,322)	(749,163)

Total distributions to shareholders	(1,226,045)	(1,845,362)	(300,322)	(749,163)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,394,072	46,686,796	6,313,232	63,030,489
Cost of shares redeemed	(67,507,316)	(27,179,821)	(19,344,812)	(44,632,294)

Net increase (decrease) in net assets from capital share transactions	(13,113,244)	19,506,975	(13,031,580)	18,398,195

INCREASE (DECREASE) IN NET ASSETS	(3,898,177)	52,964,130	(6,150,516)	38,861,594

NET ASSETS
Beginning of period	214,499,865	161,535,735	132,176,653	93,315,059

End of period	$210,601,688	$214,499,865	$126,026,137	$132,176,653

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$195,625	$42,439	$9,700	$(42,261)

SHARES ISSUED AND REDEEMED
Shares sold	400,000	400,000	50,000	500,000
Shares redeemed	(500,000)	(250,000)	(150,000)	(350,000)

Net increase (decrease) in shares outstanding	(100,000)	150,000	(100,000)	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap Value ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,764,214	$5,984,559
Net realized gain	16,185,631	30,479,057
Net change in unrealized appreciation/depreciation	(3,380,016)	22,690,605

Net increase in net assets resulting from operations	16,569,829	59,154,221

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,506,944)	(6,445,311)

Total distributions to shareholders	(3,506,944)	(6,445,311)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	95,074,093	147,001,483
Cost of shares redeemed	(70,493,552)	(111,817,542)

Net increase in net assets from capital share transactions	24,580,541	35,183,941

INCREASE IN NET ASSETS	37,643,426	87,892,851

NET ASSETS
Beginning of period	366,517,174	278,624,323

End of period	$404,160,600	$366,517,174

Undistributed net investment income included in net assets at end of period	$257,270	$—

SHARES ISSUED AND REDEEMED
Shares sold	750,000	1,300,000
Shares redeemed	(550,000)	(1,000,000)

Net increase in shares outstanding	200,000	300,000

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$110.41	$94.86	$79.37	$76.26	$68.10	$50.88

Income from investment operations:
Net investment income[a]	1.14	2.17	1.88	1.59	1.31	1.22
Net realized and unrealized gain[b]	8.99	15.49	15.49	3.07	8.14	17.22

Total from investment operations	10.13	17.66	17.37	4.66	9.45	18.44

Less distributions from:
Net investment income	(1.11)	(2.11)	(1.88)	(1.55)	(1.29)	(1.22)

Total distributions	(1.11)	(2.11)	(1.88)	(1.55)	(1.29)	(1.22)

Net asset value, end of period	$119.43	$110.41	$94.86	$79.37	$76.26	$68.10

Total return	9.22%[c]	18.80%	22.23%	6.35%	14.13%	36.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$531,467	$469,247	$336,736	$273,843	$320,306	$265,600
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.98%	2.13%	2.27%	2.20%	1.94%	2.00%
Portfolio turnover rate[e]	12%	35%	63%	33%	38%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$100.37	$83.14	$77.06	$69.79	$60.81	$44.51

Income from investment operations:
Net investment income[a]	0.50	0.93	1.06	0.60	0.48	0.47
Net realized and unrealized gain[b]	11.17	17.26	6.08	7.27	9.00	16.30

Total from investment operations	11.67	18.19	7.14	7.87	9.48	16.77

Less distributions from:
Net investment income	(0.46)	(0.96)	(1.06)	(0.60)	(0.50)	(0.47)

Total distributions	(0.46)	(0.96)	(1.06)	(0.60)	(0.50)	(0.47)

Net asset value, end of period	$111.58	$100.37	$83.14	$77.06	$69.79	$60.81

Total return	11.65%[c]	21.98%	9.36%	11.42%	15.70%	37.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$613,663	$521,926	$448,978	$462,367	$397,823	$446,937
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.92%	1.00%	1.37%	0.88%	0.78%	0.87%
Portfolio turnover rate[e]	11%	23%	42%	28%	24%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$82.96	$72.21	$62.95	$65.67	$56.69	$43.65

Income from investment operations:
Net investment income[a]	1.10	2.05	1.84	1.82	1.57	1.47
Net realized and unrealized gain (loss)[b]	1.96	10.75	9.28	(2.74)	8.94	13.07

Total from investment operations	3.06	12.80	11.12	(0.92)	10.51	14.54

Less distributions from:
Net investment income	(1.06)	(2.05)	(1.86)	(1.80)	(1.53)	(1.50)

Total distributions	(1.06)	(2.05)	(1.86)	(1.80)	(1.53)	(1.50)

Net asset value, end of period	$84.96	$82.96	$72.21	$62.95	$65.67	$56.69

Total return	3.69%[c]	17.98%	18.02%	(1.18)%	19.00%	33.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$293,096	$298,657	$259,965	$251,789	$256,126	$212,600
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.58%	2.67%	2.83%	3.03%	2.74%	2.83%
Portfolio turnover rate[e]	7%	26%	45%	30%	30%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$133.53	$111.77	$96.32	$94.80	$76.24	$51.77

Income from investment operations:
Net investment income[a]	0.99	1.55	1.46	1.16	1.12	0.95
Net realized and unrealized gain[b]	9.96	21.81	15.35	1.56	18.59	24.47

Total from investment operations	10.95	23.36	16.81	2.72	19.71	25.42

Less distributions from:
Net investment income	(0.89)	(1.60)	(1.36)	(1.20)	(1.15)	(0.95)

Total distributions	(0.89)	(1.60)	(1.36)	(1.20)	(1.15)	(0.95)

Net asset value, end of period	$143.59	$133.53	$111.77	$96.32	$94.80	$76.24

Total return	8.22%[c]	21.04%	17.65%	3.02%	26.14%	49.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$344,622	$280,415	$195,605	$154,119	$180,120	$125,792
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.42%	1.26%	1.48%	1.32%	1.40%	1.49%
Portfolio turnover rate[e]	32%	50%	90%	53%	47%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$142.18	$119.51	$106.71	$108.23	$84.45	$57.53

Income from investment operations:
Net investment income[a]	0.58	0.55	0.72	0.14	0.35	0.21
Net realized and unrealized gain (loss)[b]	10.64	22.75	12.93	(1.47)	23.82	26.93

Total from investment operations	11.22	23.30	13.65	(1.33)	24.17	27.14

Less distributions from:
Net investment income	(0.47)	(0.63)	(0.85)	(0.19)	(0.39)	(0.22)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.47)	(0.63)	(0.85)	(0.19)	(0.39)	(0.22)

Net asset value, end of period	$152.93	$142.18	$119.51	$106.71	$108.23	$84.45

Total return	7.90%[d]	19.52%	12.89%	(1.22)%	28.69%	47.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$206,460	$199,052	$167,313	$170,744	$205,643	$168,905
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.78%	0.41%	0.67%	0.14%	0.39%	0.30%
Portfolio turnover rate[f]	32%	41%	73%	45%	47%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$118.75	$96.24	$79.43	$82.79	$73.33	$48.03

Income from investment operations:
Net investment income[a]	1.23	2.28	2.02	1.58	1.89	1.46
Net realized and unrealized gain (loss)[b]	3.30	22.46	16.75	(3.30)	9.65	25.19

Total from investment operations	4.53	24.74	18.77	(1.72)	11.54	26.65

Less distributions from:
Net investment income	(1.08)	(2.23)	(1.96)	(1.64)	(2.08)	(1.35)

Total distributions	(1.08)	(2.23)	(1.96)	(1.64)	(2.08)	(1.35)

Net asset value, end of period	$122.20	$118.75	$96.24	$79.43	$82.79	$73.33

Total return	3.82%[c]	25.94%	24.06%	(1.90)%	16.23%	56.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,955	$189,994	$120,302	$99,283	$124,191	$135,653
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.01%	2.11%	2.46%	2.11%	2.62%	2.37%
Portfolio turnover rate[e]	19%	39%	66%	50%	46%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$130.00	$107.69	$93.85	$99.99	$81.76	$53.70

Income from investment operations:
Net investment income[a]	0.86	1.21	1.55	1.00	0.82	0.67
Net realized and unrealized gain (loss)[b]	5.78	22.28	14.04	(6.22)	18.33	28.06

Total from investment operations	6.64	23.49	15.59	(5.22)	19.15	28.73

Less distributions from:
Net investment income	(0.77)	(1.18)	(1.75)	(0.92)	(0.92)	(0.66)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.77)	(1.18)	(1.75)	(0.92)	(0.92)	(0.67)

Net asset value, end of period	$135.87	$130.00	$107.69	$93.85	$99.99	$81.76

Total return	5.11%[c]	21.89%	16.88%	(5.13)%	23.62%	53.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$210,602	$214,500	$161,536	$150,155	$214,971	$179,882
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.28%	0.99%	1.63%	1.13%	0.99%	1.00%
Portfolio turnover rate[e]	36%	68%	98%	62%	69%	66%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$125.88	$103.68	$92.49	$95.37	$72.67	$50.89

Income from investment operations:
Net investment income[a]	0.36	0.67	0.87	0.37	0.27	0.06
Net realized and unrealized gain (loss)[b]	6.73	22.29	11.56	(2.91)	22.68	21.80

Total from investment operations	7.09	22.96	12.43	(2.54)	22.95	21.86

Less distributions from:
Net investment income	(0.31)	(0.76)	(1.24)	(0.34)	(0.25)	(0.07)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.31)	(0.76)	(1.24)	(0.34)	(0.25)	(0.08)

Net asset value, end of period	$132.66	$125.88	$103.68	$92.49	$95.37	$72.67

Total return	5.63%[c]	22.16%	13.59%	(2.65)%	31.63%	42.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,026	$132,177	$93,315	$92,487	$147,830	$90,835
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.55%	0.55%	0.93%	0.43%	0.34%	0.10%
Portfolio turnover rate[e]	34%	62%	81%	68%	64%	57%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$122.17	$103.19	$86.62	$89.46	$78.18	$48.22

Income from investment operations:
Net investment income[a]	1.21	2.10	2.44	1.96	1.57	1.28
Net realized and unrealized gain (loss)[b]	4.05	19.15	16.53	(2.70)	11.30	29.85

Total from investment operations	5.26	21.25	18.97	(0.74)	12.87	31.13

Less distributions from:
Net investment income	(1.13)	(2.27)	(2.40)	(2.10)	(1.59)	(1.17)

Total distributions	(1.13)	(2.27)	(2.40)	(2.10)	(1.59)	(1.17)

Net asset value, end of period	$126.30	$122.17	$103.19	$86.62	$89.46	$78.18

Total return	4.33%[c]	20.78%	22.32%	(0.57)%	16.77%	65.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$404,161	$366,517	$278,624	$164,577	$201,295	$195,450
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	1.95%	1.85%	2.67%	2.42%	2.02%	2.00%
Portfolio turnover rate[e]	23%	52%	69%	52%	55%	57%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Non-diversified
Morningstar Large-Cap Value	Non-diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Large-Cap
Assets:
Common Stocks	$530,596,032	$—	$—	$530,596,032
Money Market Funds	419,853	—	—	419,853

	$531,015,885	$—	$—	$531,015,885

Liabilities:
Short Positions	$(174,652)	$—	$—	$(174,652)

Morningstar Large-Cap Growth
Assets:
Common Stocks	$613,120,461	$—	$—	$613,120,461
Money Market Funds	9,764,914	—	—	9,764,914

	$622,885,375	$—	$—	$622,885,375

Liabilities:
Short Positions	$(582,715)	$—	$—	$(582,715)

Morningstar Large-Cap Value
Assets:
Common Stocks	$292,861,206	$—	$—	$292,861,206
Money Market Funds	545,629	—	—	545,629

	$293,406,835	$—	$—	$293,406,835

Morningstar Mid-Cap
Assets:
Common Stocks	$343,983,228	$—	$—	$343,983,228
Money Market Funds	27,082,417	—	—	27,082,417

	$371,065,645	$—	$—	$371,065,645

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$206,453,526	$—	$—	$206,453,526
Money Market Funds	22,655,219	—	—	22,655,219

	$229,108,745	$—	$—	$229,108,745

Morningstar Mid-Cap Value
Assets:
Common Stocks	$219,462,950	$—	$—	$219,462,950
Money Market Funds	4,167,922	—	—	4,167,922

	$223,630,872	$—	$—	$223,630,872

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Small-Cap
Assets:
Common Stocks	$210,431,610	$—	$—	$210,431,610
Money Market Funds	25,011,972	—	—	25,011,972

	$235,443,582	$—	$—	$235,443,582

Morningstar Small-Cap Growth
Assets:
Common Stocks	$125,991,444	$—	$—	$125,991,444
Money Market Funds	37,166,534	—	—	37,166,534

	$163,157,978	$—	$—	$163,157,978

Morningstar Small-Cap Value
Assets:
Common Stocks	$403,553,224	$105,134	$—	$403,658,358
Money Market Funds	26,158,705	—	—	26,158,705

	$429,711,929	$105,134	$—	$429,817,063

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morningstar Large-Cap Growth	$9,143,282	$9,143,282	$—
Morningstar Large-Cap Value	206,688	206,688	—
Morningstar Mid-Cap	25,969,987	25,969,987	—
Morningstar Mid-Cap Growth	22,028,861	22,028,861	—
Morningstar Mid-Cap Value	3,721,422	3,721,422	—
Morningstar Small-Cap	24,303,171	24,303,171	—
Morningstar Small-Cap Growth	36,176,057	36,176,057	—
Morningstar Small-Cap Value	24,737,172	24,737,172	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30

iShares ETF	Investment Advisory Fee
Morningstar Mid-Cap Value	0.30%
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$1,990
Morningstar Large-Cap Growth	6,991
Morningstar Large-Cap Value	86
Morningstar Mid-Cap	20,226
Morningstar Mid-Cap Growth	41,248

iShares ETF	Fees Paid to BTC
Morningstar Mid-Cap Value	$13,041
Morningstar Small-Cap	59,685
Morningstar Small-Cap Growth	51,096
Morningstar Small-Cap Value	81,261

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Large-Cap Growth
BlackRock Inc.	12,717	2,111	(777)	14,051	$4,792,937	$49,109	$50,508

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,551	2,307	(3,864)	30,994	$2,677,572	$31,285	$60,366

Morningstar Small-Cap Value
Pennymac Mortgage Investment Trust	53,341	—	—	53,341	$1,151,632	$64,009	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$60,468,357	$60,410,400
Morningstar Large-Cap Growth	62,454,860	62,293,081
Morningstar Large-Cap Value	20,739,462	20,695,329
Morningstar Mid-Cap	95,796,966	98,379,516
Morningstar Mid-Cap Growth	65,256,897	64,933,559
Morningstar Mid-Cap Value	41,970,032	41,910,851
Morningstar Small-Cap	77,312,634	76,925,498
Morningstar Small-Cap Growth	43,126,771	43,109,568
Morningstar Small-Cap Value	92,388,738	89,250,657

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$79,885,230	$57,254,717
Morningstar Large-Cap Growth	64,913,129	31,826,738
Morningstar Large-Cap Value	12,767,592	24,343,937
Morningstar Mid-Cap	118,084,121	77,118,337
Morningstar Mid-Cap Growth	—	7,538,339
Morningstar Mid-Cap Value	67,336,831	43,349,788
Morningstar Small-Cap	53,113,358	66,209,510
Morningstar Small-Cap Growth	6,130,470	19,063,030
Morningstar Small-Cap Value	92,585,766	70,206,736

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

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affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large-Cap	$—	$—	$—	$—	$20,617,689	$—	$20,617,689
Morningstar Large-Cap Growth	16,224,770	3,087,927	881,226	27,706,178	66,358,290	982,680	115,241,071
Morningstar Large-Cap Value	—	—	—	16,733,428	36,252,824	5,511,604	58,497,856
Morningstar Mid-Cap	—	—	—	—	16,228,868	—	16,228,868
Morningstar Mid-Cap Growth	—	—	—	12,429,762	89,015,622	3,999,375	105,444,759
Morningstar Mid-Cap Value	—	—	—	—	7,998,734	—	7,998,734
Morningstar Small-Cap	—	—	—	—	7,477,882	—	7,477,882
Morningstar Small-Cap Growth	—	—	—	—	13,752,507	—	13,752,507
Morningstar Small-Cap Value	262,502	—	—	—	11,749,387	—	12,011,889

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$402,617,753	$132,276,215	$(3,878,083)	$128,398,132
Morningstar Large-Cap Growth	429,608,689	199,053,646	(5,776,960)	193,276,686
Morningstar Large-Cap Value	260,923,991	38,640,554	(6,157,710)	32,482,844
Morningstar Mid-Cap	320,767,227	57,227,206	(6,928,788)	50,298,418
Morningstar Mid-Cap Growth	183,420,907	52,883,558	(7,195,720)	45,687,838
Morningstar Mid-Cap Value	196,183,484	34,624,592	(7,177,204)	27,447,388
Morningstar Small-Cap	209,130,577	37,072,386	(10,759,381)	26,313,005
Morningstar Small-Cap Growth	150,008,816	21,192,105	(8,042,943)	13,149,162
Morningstar Small-Cap Value	380,983,924	67,005,027	(18,171,888)	48,833,139

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares Morningstar Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Large-Cap Value ETF and iShares Morningstar Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology

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to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were within range of the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares Morningstar Small-Cap ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons

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responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were within range of the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares Morningstar Mid-Cap Value ETF, which were lower than the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group, and iShares Morningstar Mid-Cap ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Morningstar Mid-Cap Growth ETF and iShares Morningstar Mid-Cap Value ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large-Cap	$1.105970	$—	$0.005674	$1.111644	99%	—%	1%		100%
Morningstar Large-Cap Growth	0.452173	—	0.007047	0.459220	98	—	2		100
Morningstar Large-Cap Value	1.059203	—	0.000380	1.059583	100	—	0	[a]	100
Morningstar Mid-Cap	0.790214	—	0.101588	0.891802	89	—	11		100
Morningstar Mid-Cap Growth	0.444770	—	0.025480	0.470250	95	—	5		100
Morningstar Mid-Cap Value	1.039114	—	0.040329	1.079443	96	—	4		100
Morningstar Small-Cap	0.654910	—	0.111368	0.766278	85	—	15		100
Morningstar Small-Cap Growth	0.250151	—	0.056770	0.306921	82	—	18		100
Morningstar Small-Cap Value	1.016457	—	0.112903	1.129360	90	—	10		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	93

Notes:

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-44-1014

OCTOBER 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia Developed Real Estate ETF | IFAS | NASDAQ
➢	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
➢	iShares Global REIT ETF | REET | NYSE Arca
➢	iShares International Developed Real Estate ETF | IFGL | NASDAQ
➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares North America Real Estate ETF | IFNA | NASDAQ
➢	iShares Real Estate 50 ETF | FTY | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Fund Performance Overview

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2014

The iShares Asia Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed Asian markets, as represented by the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 5.24%, net of fees, while the total return for the Index was 5.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.60)%	1.00%	(0.19)%	(0.60)%	1.00%	(0.19)%
5 Years	7.57%	8.50%	8.15%	44.03%	50.36%	47.98%
Since Inception	(0.76)%	(0.60)%	(0.42)%	(5.21)%	(4.14)%	(2.87)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.40	$2.48	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	41.81%
Retail REITs	17.96
Office REITs	11.42
Diversified REITs	11.00
Real Estate Operating Companies	7.47
Industrial REITs	6.45
Real Estate Development	1.96
Residential REITs	1.24
Hotel & Resort REITs	0.69

TOTAL	100.00%

COUNTRY ALLOCATION

As of 10/31/14

Country	Percentage of Total Investments*

Japan	42.05%
Hong Kong	25.03
Australia	21.22
Singapore	11.44
New Zealand	0.26

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2014

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was -1.88%, net of fees, while the total return for the Index was -1.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.95%	8.10%	9.00%	8.95%	8.10%	9.00%
5 Years	8.38%	8.59%	8.51%	49.53%	51.01%	50.44%
Since Inception	(0.18)%	(0.21)%	(0.25)%	(1.24)%	(1.44)%	(1.75)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.20	$2.40	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector/Investment Type	Percentage of Total Investments*

Real Estate Operating Companies	28.75%
Retail REITs	26.82
Diversified REITs	26.44
Office REITs	6.75
Industrial REITs	3.52
Diversified Real Estate Activities	2.37
Real Estate Development	2.01
Investment Companies	1.69
Other**	1.65

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/14

Country	Percentage of Total Investments*

United Kingdom	40.36%
France	22.23
Germany	11.92
Sweden	6.50
Switzerland	5.47
Netherlands	4.63
Belgium	2.89
Austria	1.71
Spain	1.44
Finland	1.32

TOTAL	98.47%

*	Excludes money market funds.
**	Other includes sectors which individually represent less than 1% of total investments.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL REIT ETF

Performance as of October 31, 2014

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA/NAREIT Global REIT Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 8, 2014 (inception date of the Fund) through October 31, 2014, the total return for the Fund was 3.43%, net of fees, while the total return for the Index was 3.10%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.43%	4.03%	3.10%

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (7/8/14) [a]	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,034.30	$0.45	$1,000.00	$1,024.50	$0.71	0.14%

[a]	The beginning of the period (commencement of operations) is July 8, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (115 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Retail REITs	30.38%
Diversified REITs	18.51
Office REITs	13.98
Residential REITs	12.21
Health Care REITs	8.87
Industrial REITs	6.17
Hotel & Resort REITs	5.43
Specialized REITs	4.45

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/14

Country	Percentage of Total Investments*

United States	62.47%
Australia	7.84
Japan	6.63
United Kingdom	6.16
Canada	4.04
France	3.97
Singapore	2.36
South Africa	1.73
Hong Kong	1.61
Mexico	1.02

TOTAL	97.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2014

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 2.68%, net of fees, while the total return for the Index was 2.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.20%	3.42%	2.57%	2.20%	3.42%	2.57%
5 Years	8.03%	8.80%	8.44%	47.12%	52.49%	49.98%
Since Inception	(0.34)%	(0.17)%	(0.14)%	(2.32)%	(1.21)%	(1.00)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.80	$2.45	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	26.44%
Retail REITs	21.17
Diversified REITs	17.35
Real Estate Operating Companies	13.95
Office REITs	10.04
Industrial REITs	5.55
Real Estate Development	1.91
Residential REITs	1.77
Other**	1.82

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/14

Country	Percentage of Total Investments*

Japan	25.88%
Hong Kong	15.45
Australia	13.09
United Kingdom	12.53
Canada	7.18
Singapore	7.08
France	6.88
Germany	3.68
Sweden	2.01
Switzerland	1.68

TOTAL	95.46%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of October 31, 2014

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 4.30%, net of fees, while the total return for the Index was 4.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.11%	17.00%	17.80%	17.11%	17.00%	17.80%
5 Years	9.63%	9.62%	10.32%	58.34%	58.26%	63.41%
Since Inception	(6.58)%	(6.58)%	(2.57)%	(39.98)%	(40.02)%	(17.76)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.00	$2.47	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Mortgage REITs	98.98%
Diversified REITs	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	15.65%
American Capital Agency Corp.	11.73
Starwood Property Trust Inc.	7.24
NorthStar Realty Finance Corp.	6.04
Two Harbors Investment Corp.	5.16
MFA Financial Inc.	4.62
Chimera Investment Corp.	4.37
Colony Financial Inc.	4.00
Invesco Mortgage Capital Inc.	3.47
Hatteras Financial Corp.	3.12

TOTAL	65.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® NORTH AMERICA REAL ESTATE ETF

Performance as of October 31, 2014

The iShares North America Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in North America, as represented by the FTSE EPRA/NAREIT North America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 9.41%, net of fees, while the total return for the Index was 9.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.54%	17.80%	16.82%	17.54%	17.80%	16.82%
5 Years	17.97%	17.75%	17.37%	128.50%	126.39%	122.72%
Since Inception	5.76%	5.71%	4.93%	47.73%	47.21%	39.79%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.10	$2.53	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Retail REITs	26.07%
Residential REITs	16.58
Office REITs	13.46
Health Care REITs	12.91
Diversified REITs	11.75
Hotel & Resort REITs	7.42
Specialized REITs	6.23
Industrial REITs	4.73
Real Estate Operating Companies	0.75
Health Care Facilities	0.10

TOTAL	100.00%

COUNTRY ALLOCATION

As of 10/31/14

Country	Percentage of Total Investments*

United States	93.69%
Canada	6.31

TOTAL	100.00%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® REAL ESTATE 50 ETF

Performance as of October 31, 2014

The iShares Real Estate 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities, as represented by the FTSE NAREIT Real Estate 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 10.00%, net of fees, while the total return for the Index was 10.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.08%	17.94%	18.58%	18.08%	17.94%	18.58%
5 Years	17.68%	17.65%	18.28%	125.67%	125.38%	131.53%
Since Inception	3.38%	3.32%	3.80%	28.31%	27.75%	32.27%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,100.00	$2.54	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Retail REITs	22.90%
Specialized REITs	21.58
Residential REITs	14.73
Health Care REITs	11.33
Office REITs	9.40
Diversified REITs	7.42
Mortgage REITs	5.37
Hotel & Resort REITs	3.75
Industrial REITs	3.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Simon Property Group Inc.	9.46%
American Tower Corp.	6.57
Public Storage	4.54
Crown Castle International Corp.	4.43
Equity Residential	4.21
Health Care REIT Inc.	3.71
Prologis Inc.	3.52
AvalonBay Communities Inc.	3.47
Ventas Inc.	3.42
HCP Inc.	3.42

TOTAL	46.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of October 31, 2014

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2014, the total return for the Fund was 11.38%, net of fees, while the total return for the Index was 11.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.27%	19.18%	19.73%	19.27%	19.18%	19.73%
5 Years	19.82%	19.82%	20.42%	147.00%	146.98%	153.25%
Since Inception	6.42%	6.36%	6.53%	59.49%	58.88%	60.66%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Beginning Account Value (5/1/14)	Ending Account Value (10/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,113.80	$2.56	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 10/31/14

Sector	Percentage of Total Investments*

Residential REITs	47.11%
Health Care REITs	35.60
Specialized REITs	17.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/14

Security	Percentage of Total Investments*

Public Storage	10.53%
Equity Residential	9.76
Health Care REIT Inc.	8.60
AvalonBay Communities Inc.	8.05
HCP Inc.	7.93
Ventas Inc.	4.54
Essex Property Trust Inc.	4.51
UDR Inc.	4.16
Camden Property Trust	3.58
Extra Space Storage Inc.	3.49

TOTAL	65.15%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2014 (or commencement of operations, as applicable) and held through October 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.57%

AUSTRALIA — 21.13%
BGP Holdings PLC[a]	539,595	$7
BWP Trust	25,872	57,309
CFS Retail Property Trust Group[a]	113,400	209,325
Charter Hall Retail REIT	16,506	59,051
Cromwell Group	77,970	67,850
Dexus Property Group[a]	305,508	324,935
Federation Centres[a]	75,858	181,367
Goodman Group	90,810	442,214
GPT Group (The)	93,618	339,036
Investa Office Fund	32,028	100,223
Mirvac Group	194,316	306,593
Scentre Group[a]	274,050	852,751
Stockland	122,124	455,151
Westfield Corp.	102,288	712,097

		4,107,909
HONG KONG — 24.92%
Champion REIT	120,000	52,919
Hang Lung Properties Ltd.	120,000	374,458
Henderson Land Development Co. Ltd.	60,180	406,234
Hongkong Land Holdings Ltd.	60,000	418,200
Hysan Development Co. Ltd.	36,000	164,096
Kerry Properties Ltd.	33,000	113,189
Link REIT (The)	120,000	704,817
New World Development Co. Ltd.	258,333	324,449
Sino Land Co. Ltd.	156,800	259,204
Sun Hung Kai Properties Ltd.	84,000	1,252,115
Swire Properties Ltd.	61,200	196,103
Wharf Holdings Ltd. (The)	78,200	577,788

		4,843,572
JAPAN — 41.87%
Activia Properties Inc.	12	96,766
Advance Residence Investment Corp.	66	153,895
AEON Mall Co. Ltd.	5,490	99,217
Daiwa House REIT Investment Corp.	12	53,361
Daiwa Office Investment Corp.	12	63,583
Daiwahouse Residential Investment Corp.	18	75,465
Frontier Real Estate Investment Corp.	24	109,826
Fukuoka REIT Corp.	30	55,716
GLP J-REIT	96	107,556
Hulic Co. Ltd.	15,600	167,821

Security	Shares	Value

Industrial & Infrastructure Fund Investment Corp.	6	$48,704
Japan Excellent Inc.	60	78,890
Japan Hotel REIT Investment Corp.	138	84,569
Japan Logistics Fund Inc.	42	93,775
Japan Prime Realty Investment Corp.	42	153,606
Japan Real Estate Investment Corp.	66	357,950
Japan Retail Fund Investment Corp.	120	239,454
Kenedix Realty Investment Corp.	18	95,054
Mitsubishi Estate Co. Ltd.	66,000	1,645,805
Mitsui Fudosan Co. Ltd.	50,000	1,564,382
Mori Hills REIT Investment Corp.	72	100,256
MORI TRUST Sogo REIT Inc.	54	96,049
Nippon Accommodations Fund Inc.	24	86,811
Nippon Building Fund Inc.	72	399,483
Nippon Prologis REIT Inc.	78	179,997
Nomura Real Estate Holdings Inc.	6,600	114,332
Nomura Real Estate Master Fund Inc.	90	108,300
Nomura Real Estate Office Fund Inc.	18	79,319
NTT Urban Development Corp.	6,000	66,420
ORIX JREIT Inc.	102	134,660
Premier Investment Corp.	12	52,397
Sumitomo Realty & Development Co. Ltd.	24,000	876,571
Tokyo Tatemono Co. Ltd.	21,000	177,022
TOKYU REIT Inc.	48	66,152
Top REIT Inc.	12	49,186
United Urban Investment Corp.	132	206,175

		8,138,525
NEW ZEALAND — 0.26%
Kiwi Income Property Trust	54,156	50,764

		50,764
SINGAPORE — 11.39%
Ascendas REIT	102,202	177,293
CapitaCommercial Trust	102,000	132,509
CapitaLand Ltd.	132,000	325,508
CapitaMall Trust Management Ltd.	138,400	212,095
CDL Hospitality Trusts	36,000	48,308
City Developments Ltd.	30,000	220,537
Fortune REIT	72,000	66,381
Global Logistic Properties Ltd.	156,000	333,722
Keppel Land Ltd.	36,000	93,536
Keppel REIT	72,000	68,331
Mapletree Commercial Trust	66,000	73,419
Mapletree Industrial Trust	60,200	69,074

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

Mapletree Logistics Trust	78,240	$71,515
Suntec REIT	126,000	174,959
UOL Group Ltd.	24,000	120,420
Wing Tai Holdings Ltd.	18,800	26,178

		2,213,785

TOTAL COMMON STOCKS
(Cost: $19,188,852)		19,354,555

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	10,313	10,313

		10,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,313)		10,313

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $19,199,165)		19,364,868
Other Assets, Less Liabilities — 0.37%		72,726

NET ASSETS — 100.00%		$19,437,594

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.07%

AUSTRIA — 1.71%
BUWOG AGa	10,374	$191,455
CA Immobilien Anlagen AG	16,338	312,678
conwert Immobilien Invest SE	12,495	138,374

		642,507
BELGIUM — 2.88%
Aedifica SA	1,869	125,303
Befimmo SA	3,339	257,281
Cofinimmo SA	3,528	409,490
Intervest Offices & Warehouses NV	1,365	37,710
Leasinvest Real Estate SCA	399	43,987
Warehouses De Pauw SCA	2,289	163,441
Wereldhave Belgium NV	399	48,596

		1,085,808
FINLAND — 1.31%
Citycon OYJ	53,277	172,217
Sponda OYJ	49,077	224,433
Technopolis OYJ	19,341	98,141

		494,791
FRANCE — 22.17%
Affine SA	1,176	20,849
ANF Immobilier	1,428	39,361
Fonciere des Regions	6,888	632,578
Gecina SA	6,992	946,110
Icade	7,224	574,645
Klepierre	19,929	861,432
Mercialys	8,463	186,883
Unibail-Rodamco SE	19,866	5,088,785

		8,350,643
GERMANY — 11.89%
Alstria Office REIT AG	13,839	171,551
Deutsche Annington Immobilien SE	16,191	467,991
Deutsche EuroShop AG	9,366	418,517
Deutsche Wohnen AG Bearer	58,464	1,317,027
DIC Asset AG	7,014	59,019
DO Deutsche Office AGa	13,230	48,236
GAGFAH SAa	44,121	823,660
Hamborner REIT AG	9,324	95,793
LEG Immobilien AGa	9,954	686,549
TAG Immobilien AG	25,263	295,377
TLG Immobilien AGa	6,884	94,012

		4,477,732

Security	Shares	Value

GREECE — 0.23%
Grivalia Properties REIC	7,940	$85,752

		85,752
ITALY — 0.49%
Beni Stabili SpA SIIQ[b]	189,741	130,631
Immobiliare Grande Distribuzione SpA	65,649	54,738

		185,369
NETHERLANDS — 4.62%
Corio NV	14,007	681,091
Eurocommercial Properties NV	8,463	385,960
Nieuwe Steen Investments NV	26,565	131,935
VastNed Retail NV	3,885	177,348
Wereldhave NV	4,431	363,075

		1,739,409
NORWAY — 0.81%
Entra ASA[a,c]	12,788	141,121
Norwegian Property ASA[a]	106,281	162,153

		303,274
SPAIN — 1.44%
Inmobiliaria Colonial SAa	342,069	240,861
Merlin Properties Socimi SAa	25,557	302,593

		543,454
SWEDEN — 6.49%
Castellum AB	33,495	512,366
Dios Fastigheter AB	9,618	64,854
Fabege AB	27,027	345,678
Fastighets AB Balder Class Ba,b	18,816	244,091
Hemfosa Fastigheter ABa	8,043	132,597
Hufvudstaden AB Class A	22,638	292,602
Klovern AB	15,351	77,790
Kungsleden ABb	37,138	230,348
Wallenstam AB Class B	20,412	306,721
Wihlborgs Fastigheter AB	13,524	236,205

		2,443,252
SWITZERLAND — 5.46%
Allreal Holding AG Registered	1,953	258,317
Mobimo Holding AG Registered	1,239	243,951
PSP Swiss Property AG Registered	8,148	698,436
Swiss Prime Site AG Registered	11,256	854,916

		2,055,620
UNITED KINGDOM — 38.57%
Big Yellow Group PLC	26,292	229,876
British Land Co. PLC (The)	206,640	2,408,368

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

Capital & Counties Properties PLC	148,428	$810,222
Daejan Holdings PLC	1,008	80,536
Derwent London PLC	18,879	897,347
Development Securities PLC	25,410	86,183
Grainger PLC	83,853	253,547
Great Portland Estates PLC	70,266	771,729
Hammerson PLC	160,215	1,571,240
Hansteen Holdings PLC	139,902	237,251
Helical Bar PLC	20,244	113,599
Intu Properties PLC	187,509	1,021,153
Land Securities Group PLC	160,692	2,845,908
LondonMetric Property PLC	119,238	281,184
Primary Health Properties PLC	21,630	121,982
Quintain Estates and Development PLC[a]	99,939	131,108
Redefine International PLC	177,471	147,074
Safestore Holdings PLC	42,273	140,671
Schroder REIT Ltd.	96,243	91,615
SEGRO PLC	151,515	921,609
Shaftesbury PLC	56,763	650,216
St. Modwen Properties PLC	36,078	209,290
UNITE Group PLC (The)	41,055	280,461
Workspace Group PLC	21,483	225,636

		14,527,805

TOTAL COMMON STOCKS
(Cost: $36,059,052)		36,935,416

INVESTMENT COMPANIES — 1.69%

UNITED KINGDOM — 1.69%
F&C Commercial Property Trust Ltd.	102,459	210,472
F&C UK Real Estate Investments Ltd.	47,250	69,545
Medicx Fund Ltd.	72,177	95,553
Picton Property Income Ltd.	89,376	90,797
Standard Life Investment Property Income Trust PLC	43,281	54,183
UK Commercial Property Trust Ltd.	83,055	113,609

		634,159

TOTAL INVESTMENT COMPANIES
(Cost: $602,076)		634,159

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	414,948	414,948

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	24,000	$24,000
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,195	2,195

		441,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $441,143)		441,143

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $37,102,271)		38,010,718
Other Assets, Less Liabilities — (0.93)%		(349,509)

NET ASSETS — 100.00%		$37,661,209

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AUSTRALIA — 7.82%
BWP Trust	5,499	$12,181
CFS Retail Property Trust Group	24,534	45,287
Charter Hall Retail REIT	3,555	12,718
Cromwell Group	16,551	14,403
Dexus Property Group	67,320	71,601
Federation Centres	16,605	39,701
Goodman Group	19,899	96,901
GPT Group (The)	20,646	74,769
Investa Office Fund	7,110	22,249
Mirvac Group	42,453	66,983
Scentre Group[a]	59,805	186,093
Stockland	26,694	99,487
Westfield Corp.	22,581	157,202

		899,575
BELGIUM — 0.55%
Aedifica SA	108	7,241
Befimmo SA	198	15,257
Cofinimmo SA	198	22,982
Intervest Offices & Warehouses NV	90	2,486
Leasinvest Real Estate SCA	27	2,976
Warehouses De Pauw SCA	126	8,997
Wereldhave Belgium NV	27	3,288

		63,227
CANADA — 4.03%
Allied Properties Real Estate Investment Trust	819	25,839
Artis Real Estate Investment Trust	1,647	22,993
Boardwalk Real Estate Investment Trust	450	28,498
Calloway Real Estate Investment Trust	1,197	29,281
Canadian Apartment Properties Real Estate Investment Trust	1,305	28,937
Canadian Real Estate Investment Trust	801	35,160
Chartwell Retirement Residences	1,998	20,380
Cominar Real Estate Investment Trust	1,557	26,349
Crombie Real Estate Investment Trust	909	10,538
Dream Global Real Estate Investment Trust	1,116	9,037
Dream Office Real Estate Investment Trust	1,215	30,746
Granite Real Estate Investment Trust	549	20,232
H&R Real Estate Investment Trust	3,186	63,384

Security	Shares	Value

InnVest Real Estate Investment Trust	972	$4,449
Morguard Real Estate Investment Trust	414	6,793
Northern Property REIT Real Estate Investment Trust	369	9,504
Pure Industrial Real Estate Trust	2,214	8,758
RioCan Real Estate Investment Trust	3,519	82,868

		463,746
FRANCE — 3.97%
Affine SA	63	1,117
ANF Immobilier	126	3,473
Fonciere des Regions	342	31,408
Gecina SA	396	53,584
Icade	360	28,637
Klepierre	963	41,626
Mercialys	477	10,533
Unibail-Rodamco SE	1,116	285,870

		456,248
GERMANY — 0.14%
Alstria Office REIT AG	873	10,822
Hamborner REIT AG	549	5,640

		16,462
GREECE — 0.03%
Grivalia Properties REIC	304	3,283

		3,283
HONG KONG — 1.61%
Champion REIT	27,000	11,907
Hui Xian Real Estate Investment Trust	27,000	14,662
Link REIT (The)	27,000	158,584

		185,153
ITALY — 0.07%
Beni Stabili SpA SIIQ	3,690	2,541
Immobiliare Grande Distribuzione SpA	6,364	5,306

		7,847
JAPAN — 6.61%
Advance Residence Investment Corp.	18	41,971
Frontier Real Estate Investment Corp.	9	41,185
Fukuoka REIT Corp.	9	16,715
GLP J-REIT	27	30,250
Japan Excellent Inc.	18	23,667
Japan Hotel REIT Investment Corp.	36	22,061
Japan Logistics Fund Inc.	9	20,095
Japan Prime Realty Investment Corp.	9	32,916
Japan Real Estate Investment Corp.	18	97,623
Japan Retail Fund Investment Corp.	27	53,877

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2014

Security	Shares	Value

Mori Hills REIT Investment Corp.	18	$25,064
MORI TRUST Sogo REIT Inc.	18	32,016
Nippon Accommodations Fund Inc.	9	32,554
Nippon Building Fund Inc.	18	99,871
Nippon Prologis REIT Inc.	18	41,538
Nomura Real Estate Master Fund Inc.	27	32,490
ORIX JREIT Inc.	27	35,645
TOKYU REIT Inc.	18	24,807
United Urban Investment Corp.	36	56,229

		760,574
MEXICO — 1.02%
Asesor de Activos Prisma SAPI de CV	2,700	3,370
Concentradora Fibra Danhos SA de CV	2,700	6,837
Fibra Uno Administracion SAB de CV	26,100	90,595
Macquarie Mexico Real Estate Management SA de CV	9,000	16,327

		117,129
NETHERLANDS — 0.86%
Corio NV	819	39,824
Eurocommercial Properties NV	495	22,575
Nieuwe Steen Investments NV	639	3,173
VastNed Retail NV	234	10,682
Wereldhave NV	279	22,861

		99,115
NEW ZEALAND — 0.10%
Kiwi Income Property Trust	12,519	11,735

		11,735
SINGAPORE — 2.36%
Ascendas REIT	18,000	31,225
CapitaCommercial Trust	27,000	35,076
CapitaMall Trust Management Ltd.	36,000	55,169
CDL Hospitality Trusts	9,000	12,077
Fortune REIT	18,000	16,595
Keppel REIT	18,000	17,083
Mapletree Commercial Trust[b]	18,000	20,024
Mapletree Greater China Commercial Trust	27,000	19,848
Mapletree Industrial Trust	9,000	10,327
Mapletree Logistics Trust	18,000	16,453
Suntec REIT	27,000	37,491

		271,368
SOUTH AFRICA — 1.73%
Acucap Properties Ltd.	1,440	6,518
Arrowhead Properties Ltd. Class A	2,934	2,167

Security	Shares	Value

Arrowhead Properties Ltd. Class B	3,348	$2,470
Capital Property Fund[a]	16,371	18,939
Emira Property Fund	4,878	7,065
Fountainhead Property Trust	5,247	3,847
Growthpoint Properties Ltd.	24,489	59,300
Hyprop Investments Ltd.	2,691	23,456
Redefine Properties Ltd.	38,853	35,136
Resilient Property Income Fund Ltd.	2,862	21,109
SA Corporate Real Estate Fund Nominees Pty Ltd.	20,862	8,744
Vukile Property Fund Ltd.	5,904	9,780

		198,531
SPAIN — 0.15%
Merlin Properties Socimi SAa	1,440	17,049

		17,049
TURKEY — 0.27%
Dogus Gayrimenkul Yatirim Ortakligi ASa	729	1,300
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,716	25,579
Is Gayrimenkul Yatirim Ortakligi AS	3,285	1,938
Sinpas Gayrimenkul Yatirim Ortakligi ASa	5,247	2,104

		30,921
UNITED KINGDOM — 6.15%
Big Yellow Group PLC	1,485	12,984
British Land Co. PLC (The)	11,736	136,782
Derwent London PLC	1,080	51,334
Great Portland Estates PLC	3,978	43,690
Hammerson PLC	8,946	87,734
Hansteen Holdings PLC	8,307	14,087
Intu Properties PLC	10,377	56,512
Land Securities Group PLC	9,171	162,421
LondonMetric Property PLC	6,822	16,088
Primary Health Properties PLC	1,224	6,903
Redefine International PLC	9,855	8,167
Safestore Holdings PLC	2,412	8,026
SEGRO PLC	8,586	52,225
Shaftesbury PLC	3,303	37,836
Workspace Group PLC	1,206	12,667

		707,456
UNITED STATES — 62.35%
Acadia Realty Trust	783	24,430
Agree Realty Corp.	207	6,336
Alexander’s Inc.	27	11,934

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2014

Security	Shares	Value

Alexandria Real Estate Equities Inc.	864	$71,712
American Campus Communities Inc.	1,251	49,127
American Homes 4 Rent Class A	1,737	30,450
American Realty Capital Healthcare Trust Inc.	2,007	22,679
American Realty Capital Properties Inc.	4,968	44,066
Apartment Investment and Management Co. Class A	1,728	61,845
Ashford Hospitality Trust Inc.	855	9,662
Associated Estates Realty Corp.	801	15,644
AvalonBay Communities Inc.	1,512	235,630
Aviv REIT Inc.	333	11,232
BioMed Realty Trust Inc.	2,241	48,675
Boston Properties Inc.	1,764	223,587
Brandywine Realty Trust	2,061	31,801
Brixmor Property Group Inc.	1,125	27,405
Camden Property Trust	972	74,523
Campus Crest Communities Inc.	486	3,081
CBL & Associates Properties Inc.	2,061	39,427
Cedar Realty Trust Inc.	1,206	8,297
Chambers Street Properties	3,015	24,753
Chesapeake Lodging Trust	522	17,247
Corporate Office Properties Trust	1,044	28,543
Cousins Properties Inc.	2,313	30,092
CubeSmart	1,791	37,701
DCT Industrial Trust Inc.	4,194	35,943
DDR Corp.	3,510	63,671
DiamondRock Hospitality Co.	2,475	35,516
Digital Realty Trust Inc.	1,557	107,417
Douglas Emmett Inc.	1,638	46,077
Duke Realty Corp.	3,996	75,764
DuPont Fabros Technology Inc.	819	25,364
EastGroup Properties Inc.	396	27,269
Education Realty Trust Inc.	642	7,229
Empire State Realty Trust Inc. Class A	990	15,800
EPR Properties	612	34,333
Equity Commonwealth	1,476	39,424
Equity Lifestyle Properties, Inc.	1,017	49,935
Equity One Inc.	819	19,656
Equity Residential	4,095	284,848
Essex Property Trust Inc.	729	147,083
Excel Trust Inc.	792	10,296
Extra Space Storage Inc.	1,278	74,329
Federal Realty Investment Trust	801	105,572
FelCor Lodging Trust Inc.	1,440	15,451

Security	Shares	Value

First Industrial Realty Trust Inc.	1,395	$27,244
First Potomac Realty Trust	801	10,013
Franklin Street Properties Corp.	1,017	12,194
General Growth Properties Inc.	5,850	151,574
Getty Realty Corp.	369	6,867
Glimcher Realty Trust	1,854	25,455
Government Properties Income Trust[b]	810	18,484
HCP Inc.	5,355	235,459
Health Care REIT Inc.	3,546	252,156
Healthcare Realty Trust Inc.	1,224	32,399
Healthcare Trust of America Inc. Class A	2,925	37,557
Hersha Hospitality Trust	2,187	15,943
Highwoods Properties Inc.	1,035	44,370
Home Properties Inc.	693	44,567
Hospitality Properties Trust	1,719	50,900
Host Hotels & Resorts Inc.	8,748	203,916
Hudson Pacific Properties Inc.	720	19,663
Inland Real Estate Corp.	1,242	13,178
Investors Real Estate Trust	1,548	13,003
Kilroy Realty Corp.	999	67,672
Kimco Realty Corp.	4,725	117,889
Kite Realty Group Trust	1,018	26,356
LaSalle Hotel Properties	1,224	47,993
Lexington Realty Trust	2,655	29,099
Liberty Property Trust	1,647	57,266
LTC Properties Inc.	441	18,496
Macerich Co. (The)	1,647	116,114
Mack-Cali Realty Corp.	1,125	21,071
Mid-America Apartment Communities Inc.	891	62,958
National Health Investors Inc.	360	23,728
National Retail Properties Inc.	1,458	55,579
New York REIT Inc.	2,016	22,620
Omega Healthcare Investors Inc.[b]	1,476	56,324
Parkway Properties Inc.	900	18,045
Pebblebrook Hotel Trust	792	33,739
Pennsylvania Real Estate Investment Trust	855	18,323
Piedmont Office Realty Trust Inc. Class A	1,773	34,485
Post Properties Inc.	657	36,753
Prologis Inc.	5,742	239,154
PS Business Parks Inc.	270	22,739
Public Storage	1,674	308,585

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2014

Security	Shares	Value

Ramco-Gershenson Properties Trust	972	$16,991
Realty Income Corp.[b]	2,574	118,481
Regency Centers Corp.	1,098	66,649
Retail Opportunity Investments Corp.	1,026	16,765
Retail Properties of America Inc. Class A	2,889	45,328
RLJ Lodging Trust	1,602	51,616
Rouse Properties Inc.	477	8,686
Ryman Hospitality Properties Inc.	477	23,540
Sabra Health Care REIT Inc.	621	17,742
Saul Centers Inc.	198	10,880
Select Income REIT	513	12,574
Senior Housing Properties Trust	2,340	52,861
Silver Bay Realty Trust Corp.	29	491
Simon Property Group Inc.	3,573	640,317
SL Green Realty Corp.	56	6,479
Sovran Self Storage Inc.	405	34,461
Spirit Realty Capital Inc.	4,626	55,049
STAG Industrial Inc.[b]	657	16,031
Strategic Hotels & Resorts Inc.[a]	2,925	37,586
Sun Communities Inc.	567	32,869
Sunstone Hotel Investors Inc.	2,520	38,581
Tanger Factory Outlet Centers Inc.	1,098	39,275
Taubman Centers Inc.	738	56,125
UDR Inc.	2,925	88,423
Urstadt Biddle Properties Inc. Class A	17	368
Ventas Inc.	3,366	230,605
Vornado Realty Trust	1,953	213,814
Washington Prime Group Inc.	1,701	29,989
Washington Real Estate Investment Trust	882	24,925
Weingarten Realty Investors	1,341	48,611
Winthrop Realty Trust	477	7,456
WP Carey Inc.	990	67,043

		7,171,397

TOTAL COMMON STOCKS
(Cost: $11,105,487)		11,480,816

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	178,772	178,772

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	10,340	$10,340
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,860	5,860

		194,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,972)		194,972

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $11,300,459)		11,675,788
Other Assets, Less Liabilities — (1.51)%		(173,954)

NET ASSETS — 100.00%		$11,501,834

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.20%

AUSTRALIA — 13.05%
BGP Holdings PLC[a]	6,603,392	$83
BWP Trust	687,240	1,522,292
CFS Retail Property Trust Group	3,213,192	5,931,233
Charter Hall Retail REIT	446,292	1,596,624
Cromwell Group	2,087,112	1,816,226
Dexus Property Group	8,281,380	8,807,996
Federation Centres	2,053,992	4,910,850
Goodman Group	2,455,572	11,957,805
GPT Group (The)	2,537,544	9,189,668
Investa Office Fund	870,780	2,724,881
Mirvac Group	5,258,352	8,296,657
Scentre Group[a]	7,434,621	23,134,022
Stockland	3,306,204	12,322,095
Westfield Corp.	2,774,076	19,312,237

		111,522,669
AUSTRIA — 0.53%
BUWOG AGa	73,416	1,354,909
CA Immobilien Anlagen AG	114,540	2,192,073
conwert Immobilien Invest SE	88,596	981,146

		4,528,128
BELGIUM — 0.89%
Aedifica SA	13,248	888,182
Befimmo SA	23,460	1,807,672
Cofinimmo SA	24,564	2,851,112
Intervest Offices & Warehouses NV	9,936	274,496
Leasinvest Real Estate SCA	2,760	304,270
Warehouses De Pauw SCA	16,284	1,162,723
Wereldhave Belgium NV	2,760	336,153

		7,624,608
CANADA — 7.16%
Allied Properties Real Estate Investment Trust	107,088	3,378,527
Artis Real Estate Investment Trust	194,856	2,720,328
Boardwalk Real Estate Investment Trust	57,132	3,618,098
Calloway Real Estate Investment Trust	148,764	3,639,107
Canadian Apartment Properties Real Estate Investment Trust	159,252	3,531,243
Canadian Real Estate Investment Trust	99,084	4,349,343
Chartwell Retirement Residences	249,504	2,544,943

Security	Shares	Value

Cominar Real Estate Investment Trust	206,724	$3,498,420
Crombie Real Estate Investment Trust	111,780	1,295,813
Dream Global Real Estate Investment Trust	136,896	1,108,573
Dream Office Real Estate Investment Trust	149,316	3,778,425
Extendicare Inc.	125,304	906,897
First Capital Realty Inc.	120,888	1,973,966
Granite Real Estate Investment Trust	66,792	2,461,491
H&R Real Estate Investment Trust	388,608	7,731,143
InnVest Real Estate Investment Trust	109,296	500,215
Killam Properties Inc.	75,072	735,106
Morguard Real Estate Investment Trust	49,956	819,713
Northern Property REIT Real Estate Investment Trust	46,368	1,194,312
Pure Industrial Real Estate Trust	274,068	1,084,166
RioCan Real Estate Investment Trust	436,080	10,269,124

		61,138,953
FINLAND — 0.41%
Citycon OYJ	372,058	1,202,671
Sponda OYJ	346,932	1,586,550
Technopolis OYJ	137,724	698,846

		3,488,067
FRANCE — 6.86%
Affine SA	8,280	146,792
ANF Immobilier	10,212	281,482
Fonciere des Regions	48,576	4,461,104
Gecina SA	49,128	6,647,669
Icade	50,784	4,039,697
Klepierre	139,656	6,036,640
Mercialys	58,788	1,298,178
Unibail-Rodamco SE	139,380	35,702,954

		58,614,516
GERMANY — 3.67%
Alstria Office REIT AG	96,048	1,190,630
Deutsche Annington Immobilien SE	113,712	3,286,779
Deutsche EuroShop AG	65,136	2,910,582
Deutsche Wohnen AG Bearer	410,688	9,251,630
DIC Asset AG	49,680	418,031

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

DO Deutsche Office AGa	94,116	$343,141
GAGFAH SAa	310,224	5,791,329
Hamborner REIT AG	65,688	674,864
LEG Immobilien AGa	69,552	4,797,153
TAG Immobilien AG	177,468	2,074,968
TLG Immobilien AGa	48,300	659,615

		31,398,722
GREECE — 0.07%
Grivalia Properties REIC	53,601	578,891

		578,891
HONG KONG — 15.40%
Champion REIT	3,312,000	1,460,573
Hang Lung Properties Ltd.	3,312,000	10,335,053
Henderson Land Development Co. Ltd.[b]	1,656,440	11,181,483
Hongkong Land Holdings Ltd.	1,656,000	11,542,320
Hysan Development Co. Ltd.	828,000	3,774,216
Kerry Properties Ltd.[b]	828,000	2,840,004
Link REIT (The)	3,312,000	19,452,961
New World Development Co. Ltd.	7,176,333	9,012,983
Sino Land Co. Ltd.	4,416,800	7,301,343
Sun Hung Kai Properties Ltd.	2,208,000	32,912,729
Swire Properties Ltd.	1,711,200	5,483,201
Wharf Holdings Ltd. (The)	2,208,900	16,320,658

		131,617,524
ISRAEL — 0.20%
Azrieli Group Ltd.	52,716	1,695,808

		1,695,808
ITALY — 0.15%
Beni Stabili SpA SIIQ[b]	1,330,094	915,728
Immobiliare Grande Distribuzione SpA	394,269	328,744

		1,244,472
JAPAN — 25.81%
Activia Properties Inc.	276	2,225,628
Advance Residence Investment Corp.	1,656	3,861,366
AEON Mall Co. Ltd.	138,000	2,493,983
Daiwa House REIT Investment Corp.	276	1,227,296
Daiwa Office Investment Corp.	276	1,462,415
Daiwahouse Residential Investment Corp.	552	2,314,259

Security	Shares	Value

Frontier Real Estate Investment Corp.	676	$3,093,421
Fukuoka REIT Corp.	828	1,537,751
GLP J-REIT	2,760	3,092,244
Hulic Co. Ltd.	414,000	4,453,717
Industrial & Infrastructure Fund Investment Corp.	276	2,240,400
Japan Excellent Inc.	1,656	2,177,373
Japan Hotel REIT Investment Corp.	3,874	2,374,058
Japan Logistics Fund Inc.	1,104	2,464,932
Japan Prime Realty Investment Corp.	1,104	4,037,643
Japan Real Estate Investment Corp.	1,932	10,478,177
Japan Retail Fund Investment Corp.	3,312	6,608,933
Kenedix Realty Investment Corp.	552	2,914,981
Mitsubishi Estate Co. Ltd.	1,810,000	45,134,963
Mitsui Fudosan Co. Ltd.	1,380,000	43,176,932
Mori Hills REIT Investment Corp.	1,932	2,690,203
MORI TRUST Sogo REIT Inc.	1,380	2,454,592
Nippon Accommodations Fund Inc.	552	1,996,664
Nippon Building Fund Inc.	1,932	10,719,450
Nippon Prologis REIT Inc.	1,932	4,458,395
Nomura Real Estate Holdings Inc.	165,600	2,868,696
Nomura Real Estate Master Fund Inc.	2,484	2,989,087
Nomura Real Estate Office Fund Inc.	552	2,432,434
NTT Urban Development Corp.	138,000	1,527,657
ORIX JREIT Inc.	2,765	3,650,328
Premier Investment Corp.	276	1,205,138
Sumitomo Realty & Development Co. Ltd.	627,000	22,900,419
Tokyo Tatemono Co. Ltd.	552,000	4,653,138
TOKYU REIT Inc.	1,380	1,901,878
Top REIT Inc.	276	1,131,279
United Urban Investment Corp.	3,588	5,604,200

		220,554,030
NETHERLANDS — 1.43%
Corio NV	98,256	4,777,705
Eurocommercial Properties NV	59,340	2,706,235
Nieuwe Steen Investments NV	187,680	932,112
VastNed Retail NV	27,600	1,259,924
Wereldhave NV	30,912	2,532,920

		12,208,896

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

NEW ZEALAND — 0.16%
Kiwi Income Property Trust	1,468,596	$1,376,617

		1,376,617
NORWAY — 0.25%
Entra ASA[a,c]	89,148	983,784
Norwegian Property ASA[a]	754,032	1,150,426

		2,134,210
SINGAPORE — 7.06%
Ascendas REIT	2,760,402	4,788,562
CapitaCommercial Trust	2,760,000	3,585,531
CapitaLand Ltd.	3,588,000	8,847,888
CapitaMall Trust Management Ltd.	3,588,400	5,499,143
CDL Hospitality Trusts	828,000	1,111,085
City Developments Ltd.	828,000	6,086,814
Fortune REIT[b]	1,932,000	1,781,231
Global Logistic Properties Ltd.	4,416,000	9,446,908
Keppel Land Ltd.	1,104,000	2,868,425
Keppel REIT	2,208,000	2,095,496
Mapletree Commercial Trust	1,932,000	2,149,171
Mapletree Industrial Trust	1,656,800	1,901,035
Mapletree Logistics Trust	2,208,210	2,018,395
Suntec REIT[b]	3,312,000	4,598,926
UOL Group Ltd.	552,000	2,769,661
Wing Tai Holdings Ltd.	552,000	768,635

		60,316,906
SPAIN — 0.45%
Inmobiliaria Colonial SAa	2,392,368	1,684,538
Merlin Properties Socimi SAa	181,056	2,143,687

		3,828,225
SWEDEN — 2.01%
Castellum AB	236,256	3,613,956
Dios Fastigheter AB	68,172	459,685
Fabege AB	189,336	2,421,628
Fastighets AB Balder Class Ba,b	131,376	1,704,280
Hemfosa Fastigheter ABa	56,580	932,774
Hufvudstaden AB Class A	158,700	2,051,235
Klovern AB	108,468	549,650
Kungsleden ABb	257,371	1,596,342
Wallenstam AB Class B	142,416	2,140,017
Wihlborgs Fastigheter AB	95,772	1,672,718

		17,142,285
SWITZERLAND — 1.67%
Allreal Holding AG Registered	13,800	1,825,279
Mobimo Holding AG Registered	8,832	1,738,962

Security	Shares	Value

PSP Swiss Property AG Registered	57,408	$4,920,942
Swiss Prime Site AG Registered	76,452	5,806,682

		14,291,865
UNITED KINGDOM — 11.97%
Big Yellow Group PLC	186,024	1,626,440
British Land Co. PLC (The)	1,454,244	16,949,068
Capital & Counties Properties PLC	1,042,728	5,691,923
Daejan Holdings PLC	7,176	573,337
Derwent London PLC	132,480	6,296,975
Development Securities PLC	180,504	612,212
Grainger PLC	594,504	1,797,610
Great Portland Estates PLC	493,212	5,416,929
Hammerson PLC	1,125,528	11,038,137
Hansteen Holdings PLC	992,220	1,682,646
Helical Bar PLC	143,520	805,358
Intu Properties PLC	1,318,452	7,180,139
Land Securities Group PLC	1,130,496	20,021,455
LondonMetric Property PLC	845,388	1,993,575
Primary Health Properties PLC	153,456	865,410
Quintain Estates and Development PLC[a]	707,940	928,730
Redefine International PLC	1,256,628	1,041,395
Safestore Holdings PLC	299,460	996,509
Schroder REIT Ltd.	682,272	649,462
SEGRO PLC	1,066,464	6,486,901
Shaftesbury PLC	400,476	4,587,420
St. Modwen Properties PLC	255,024	1,479,408
UNITE Group PLC (The)	291,180	1,989,154
Workspace Group PLC	151,524	1,591,458

		102,301,651

TOTAL COMMON STOCKS
(Cost: $803,424,308)		847,607,043

INVESTMENT COMPANIES — 0.53%

UNITED KINGDOM — 0.53%
F&C Commercial Property Trust Ltd.	724,776	1,488,839
F&C UK Real Estate Investments Ltd.	333,960	491,543
Medicx Fund Ltd.	511,704	677,432
Picton Property Income Ltd.	635,628	645,737
Standard Life Investment Property Income Trust PLC	304,980	381,799
UK Commercial Property Trust Ltd.	589,260	806,032

		4,491,382

TOTAL INVESTMENT COMPANIES
(Cost: $3,917,016)		4,491,382

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	2,851,683	$2,851,683
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	164,937	164,937
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	76,107	76,107

		3,092,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,092,727)		3,092,727

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $810,434,051)		855,191,152
Other Assets, Less Liabilities — (0.09)%		(742,328)

NET ASSETS — 100.00%		$854,448,824

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

DIVERSIFIED REITS — 1.02%
RAIT Financial Trust[a]	1,806,933	$13,244,819

		13,244,819
MORTGAGE REITS — 98.78%
AG Mortgage Investment Trust Inc.[a]	600,982	11,460,727
Altisource Residential Corp.[a]	1,204,953	27,979,009
American Capital Agency Corp.[a]	6,685,742	152,033,773
American Capital Mortgage Investment Corp.	1,135,343	22,241,369
Annaly Capital Management Inc.[a]	17,771,530	202,773,157
Anworth Mortgage Asset Corp.[a]	2,726,781	14,151,993
Apollo Commercial Real Estate Finance Inc.[a]	1,042,065	17,131,549
Apollo Residential Mortgage Inc.	708,773	11,822,334
Arbor Realty Trust Inc.	949,884	6,392,719
Ares Commercial Real Estate Corp.[a]	588,296	7,153,679
ARMOUR Residential REIT Inc.[a]	7,924,255	31,380,050
Capstead Mortgage Corp.[a]	2,110,120	26,819,625
Chimera Investment Corp.[a]	18,132,261	56,572,654
Colony Financial Inc.[a]	2,324,393	51,787,476
CYS Investments Inc.[a]	3,582,885	31,995,163
Dynex Capital Inc.	1,229,162	10,349,544
Ellington Residential Mortgage REIT	156,521	2,790,769
Hannon Armstrong Sustainable Infrastructure Capital Inc.	453,489	6,339,776
Hatteras Financial Corp.[a]	2,122,205	40,406,783
Invesco Mortgage Capital Inc.[a]	2,720,489	44,996,888
iStar Financial Inc.[a,b]	1,896,761	26,915,039
Javelin Mortgage Investment Corp.[a]	273,387	3,455,612
MFA Financial Inc.[a]	7,143,200	59,860,016
New Residential Investment Corp.[a]	2,948,109	36,497,589
New York Mortgage Trust Inc.[a]	2,020,656	15,781,323
Newcastle Investment Corp.	1,563,673	37,762,703

Security	Shares	Value

NorthStar Realty Finance Corp.[a]	4,213,775	$78,291,940
PennyMac Mortgage Investment Trust[a,c]	1,226,313	26,476,098
Redwood Trust Inc.[a]	1,528,753	28,725,269
Resource Capital Corp.[a]	2,833,569	14,989,580
Starwood Property Trust Inc.[a]	4,160,642	93,864,084
Two Harbors Investment Corp.	6,598,081	66,838,561
Western Asset Mortgage Capital Corp.[a]	926,742	13,919,665
ZAIS Financial Corp.	132,501	2,403,568

		1,282,360,084

TOTAL COMMON STOCKS
(Cost: $1,345,272,976)		1,295,604,903

SHORT-TERM INVESTMENTS — 12.02%

MONEY MARKET FUNDS — 12.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	146,414,428	146,414,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	8,468,376	8,468,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,170,676	1,170,676

		156,053,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,053,480)		156,053,480

TOTAL INVESTMENTS IN SECURITIES — 111.82%
(Cost: $1,501,326,456)		1,451,658,383
Other Assets, Less Liabilities — (11.82)%		(153,513,127)

NET ASSETS — 100.00%		$1,298,145,256

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

CANADA — 6.30%
Allied Properties Real Estate Investment Trust	2,512	$79,251
Artis Real Estate Investment Trust	4,536	63,326
Boardwalk Real Estate Investment Trust	1,328	84,101
Calloway Real Estate Investment Trust	3,417	83,588
Canadian Apartment Properties Real Estate Investment Trust	3,664	81,245
Canadian Real Estate Investment Trust	2,280	100,082
Chartwell Retirement Residences	5,752	58,670
Cominar Real Estate Investment Trust	4,760	80,554
Crombie Real Estate Investment Trust	2,536	29,399
Dream Global Real Estate Investment Trust	3,144	25,460
Dream Office Real Estate Investment Trust	3,448	87,251
Extendicare Inc.	2,980	21,568
First Capital Realty Inc.	2,808	45,851
Granite Real Estate Investment Trust	1,568	57,786
H&R Real Estate Investment Trust	8,968	178,413
InnVest Real Estate Investment Trust	2,498	11,433
Killam Properties Inc.	1,784	17,469
Morguard Real Estate Investment Trust	1,112	18,246
Northern Property REIT Real Estate Investment Trust	1,080	27,818
Pure Industrial Real Estate Trust	6,104	24,146
RioCan Real Estate Investment Trust	10,072	237,183

		1,412,840
UNITED STATES — 93.50%
Acadia Realty Trust[a]	2,008	62,650
Agree Realty Corp.	496	15,183
Alexander’s Inc.	67	29,614
Alexandria Real Estate Equities Inc.	2,392	198,536
American Assets Trust Inc.	1,212	46,468
American Campus Communities Inc.	3,472	136,345
American Homes 4 Rent Class A	4,952	86,809
American Realty Capital Healthcare Trust Inc.	5,568	62,918

Security	Shares	Value

American Realty Capital Properties Inc.[a]	30,224	$268,087
Apartment Investment and Management Co. Class A	4,816	172,365
Ashford Hospitality Trust Inc.	2,368	26,758
Associated Estates Realty Corp.	1,928	37,654
AvalonBay Communities Inc.	4,352	678,216
Aviv REIT Inc.	856	28,873
BioMed Realty Trust Inc.	6,488	140,919
Boston Properties Inc.	5,040	638,820
Brandywine Realty Trust	5,952	91,839
Brixmor Property Group Inc.	2,904	70,741
Camden Property Trust	2,808	215,289
Campus Crest Communities Inc.	2,072	13,136
CBL & Associates Properties Inc.[a]	5,648	108,046
Cedar Realty Trust Inc.	2,680	18,438
Chambers Street Properties	7,904	64,892
Chesapeake Lodging Trust	1,808	59,736
Corporate Office Properties Trust	2,712	74,146
Cousins Properties Inc.	7,120	92,631
CubeSmart	4,936	103,903
DCT Industrial Trust Inc.	11,064	94,819
DDR Corp.	10,128	183,722
DiamondRock Hospitality Co.	6,448	92,529
Digital Realty Trust Inc.	4,512	311,283
Douglas Emmett Inc.	4,448	125,122
Duke Realty Corp.	11,400	216,144
DuPont Fabros Technology Inc.[a]	2,160	66,895
EastGroup Properties Inc.	1,040	71,614
Education Realty Trust Inc.	4,466	50,287
Empire State Realty Trust Inc. Class A	2,536	40,475
EPR Properties	1,784	100,082
Equity Commonwealth	4,280	114,319
Equity Lifestyle Properties, Inc.	2,528	124,125
Equity One Inc.	1,960	47,040
Equity Residential	11,828	822,756
Essex Property Trust Inc.	2,112	426,117
Excel Trust Inc.	1,896	24,648
Extra Space Storage Inc.	3,600	209,376
Federal Realty Investment Trust	2,240	295,232
FelCor Lodging Trust Inc.	4,112	44,122
First Industrial Realty Trust Inc.	3,624	70,777
First Potomac Realty Trust	1,944	24,300
Forest City Enterprises Inc. Class Ab	5,024	104,951
Franklin Street Properties Corp.	2,936	35,203

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

General Growth Properties Inc.	16,768	$434,459
Getty Realty Corp.	864	16,079
Glimcher Realty Trust	4,816	66,124
Government Properties Income Trust	2,352	53,673
HCP Inc.[a]	15,208	668,696
Health Care REIT Inc.[a]	10,200	725,322
Healthcare Realty Trust Inc.	3,216	85,128
Healthcare Trust of America Inc. Class A	7,848	100,768
Hersha Hospitality Trust	5,648	41,174
Highwoods Properties Inc.	2,976	127,581
Home Properties Inc.	1,888	121,417
Hospitality Properties Trust	4,976	147,339
Host Hotels & Resorts Inc.	25,104	585,174
Hudson Pacific Properties Inc.	1,816	49,595
Inland Real Estate Corp.[a]	2,824	29,963
Investors Real Estate Trust	3,784	31,786
Kilroy Realty Corp.	2,784	188,588
Kimco Realty Corp.	13,608	339,520
Kite Realty Group Trust	2,720	70,421
LaSalle Hotel Properties	3,432	134,569
Lexington Realty Trust	7,688	84,260
Liberty Property Trust	4,936	171,625
LTC Properties Inc.	1,160	48,650
Macerich Co. (The)	4,680	329,940
Mack-Cali Realty Corp.	2,960	55,441
Mid-America Apartment Communities Inc.	2,488	175,802
National Health Investors Inc.	960	63,274
National Retail Properties Inc.	4,184	159,494
New York REIT Inc.	5,376	60,319
Omega Healthcare Investors Inc.[a]	4,176	159,356
Parkway Properties Inc.	2,608	52,290
Pebblebrook Hotel Trust[a]	2,112	89,971
Pennsylvania Real Estate Investment Trust	2,192	46,975
Piedmont Office Realty Trust Inc. Class A	5,088	98,962
Post Properties Inc.	1,808	101,140
Prologis Inc.	16,544	689,058
PS Business Parks Inc.	656	55,248
Public Storage	4,813	887,228
Ramco-Gershenson Properties Trust	2,528	44,189
Realty Income Corp.[a]	7,376	339,517
Regency Centers Corp.	3,032	184,042
Retail Opportunity Investments Corp.	2,984	48,759

Security	Shares	Value

Retail Properties of America Inc. Class A	7,832	$122,884
RLJ Lodging Trust	4,360	140,479
Rouse Properties Inc.[a]	1,224	22,289
Ryman Hospitality Properties Inc.	1,600	78,960
Sabra Health Care REIT Inc.	1,791	51,169
Saul Centers Inc.	448	24,618
Select Income REIT	1,248	30,588
Senior Housing Properties Trust	6,736	152,166
Silver Bay Realty Trust Corp.	1,160	19,639
Simon Property Group Inc.	10,312	1,848,014
SL Green Realty Corp.	3,136	362,835
Sovran Self Storage Inc.	1,104	93,939
Spirit Realty Capital Inc.	12,664	150,702
STAG Industrial Inc.	2,110	51,484
Strategic Hotels & Resorts Inc.[b]	8,192	105,267
Sun Communities Inc.	1,496	86,723
Sunstone Hotel Investors Inc.	6,848	104,843
Tanger Factory Outlet Centers Inc.	3,176	113,606
Taubman Centers Inc.	2,104	160,009
UDR Inc.	8,280	250,304
Universal Health Realty Income Trust[a]	391	18,944
Urstadt Biddle Properties Inc. Class A	779	16,850
Ventas Inc.	9,728	666,465
Vornado Realty Trust	5,568	609,585
Washington Prime Group Inc.	5,196	91,605
Washington Real Estate Investment Trust	2,216	62,624
Weingarten Realty Investors	3,648	132,240
Winthrop Realty Trust	1,032	16,130
WP Carey Inc.	2,784	188,533

		20,975,360

TOTAL COMMON STOCKS
(Cost: $19,897,816)		22,388,200

SHORT-TERM INVESTMENTS — 7.98%

MONEY MARKET FUNDS — 7.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,662,940	1,662,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	96,182	96,182

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	31,720	$31,720

		1,790,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,790,842)		1,790,842

TOTAL INVESTMENTS IN SECURITIES — 107.78%
(Cost: $21,688,658)		24,179,042
Other Assets, Less Liabilities — (7.78)%		(1,745,076)

NET ASSETS — 100.00%		$22,433,966

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

DIVERSIFIED REITS — 7.42%
American Realty Capital Properties Inc.	123,571	$1,096,075
Duke Realty Corp.	46,471	881,090
Liberty Property Trust[a]	20,130	699,920
Vornado Realty Trust	22,800	2,496,144
WP Carey Inc.	11,469	776,681

		5,949,910
HEALTH CARE REITS — 11.33%
HCP Inc.	62,336	2,740,914
Health Care REIT Inc.	41,805	2,972,754
Senior Housing Properties Trust	27,687	625,449
Ventas Inc.	40,040	2,743,140

		9,082,257
HOTEL & RESORT REITS — 3.74%
Hospitality Properties Trust	20,360	602,859
Host Hotels & Resorts Inc.	102,900	2,398,599

		3,001,458
INDUSTRIAL REITS — 3.52%
Prologis Inc.	67,804	2,824,037

		2,824,037
MORTGAGE REITS — 5.36%
American Capital Agency Corp.	48,490	1,102,663
Annaly Capital Management Inc.	128,913	1,470,897
NorthStar Realty Finance Corp.[a]	30,456	565,873
Starwood Property Trust Inc.	30,087	678,763
Two Harbors Investment Corp.	47,696	483,160

		4,301,356
OFFICE REITS — 9.39%
Alexandria Real Estate Equities Inc.	9,732	807,756
BioMed Realty Trust Inc.	26,528	576,188
Boston Properties Inc.	20,637	2,615,740
Digital Realty Trust Inc.	18,422	1,270,934
Kilroy Realty Corp.	11,335	767,833
SL Green Realty Corp.	12,909	1,493,571

		7,532,022
RESIDENTIAL REITS — 14.71%
American Campus Communities Inc.	14,226	558,655
Apartment Investment and Management Co. Class A	19,838	710,002
AvalonBay Communities Inc.	17,853	2,782,211
Camden Property Trust	11,556	885,999
Equity Residential	48,501	3,373,730

Security	Shares	Value

Essex Property Trust Inc.	8,640	$1,743,206
Mid-America Apartment Communities Inc.	10,148	717,058
UDR Inc.	34,052	1,029,392

		11,800,253
RETAIL REITS — 22.89%
Brixmor Property Group Inc.	12,038	293,246
DDR Corp.	41,607	754,751
Federal Realty Investment Trust	9,219	1,215,064
General Growth Properties Inc.	68,549	1,776,105
Kimco Realty Corp.	55,941	1,395,728
Macerich Co. (The)	19,127	1,348,453
National Retail Properties Inc.	16,999	648,002
Realty Income Corp.[a]	30,135	1,387,114
Regency Centers Corp.	12,483	757,718
Simon Property Group Inc.	42,278	7,576,640
Taubman Centers Inc.	8,652	657,985
Weingarten Realty Investors[a]	14,964	542,445

		18,353,251
SPECIALIZED REITS — 21.56%
American Tower Corp.	53,978	5,262,855
Crown Castle International Corp.	45,465	3,551,726
Extra Space Storage Inc.[a]	14,829	862,455
Plum Creek Timber Co. Inc.	24,099	988,300
Public Storage	19,736	3,638,134
Rayonier Inc.	17,145	573,843
Weyerhaeuser Co.	71,239	2,412,152

		17,289,465

TOTAL COMMON STOCKS
(Cost: $67,777,466)		80,134,009

SHORT-TERM INVESTMENTS — 4.84%

MONEY MARKET FUNDS — 4.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	3,633,079	3,633,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	210,131	210,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	42,973	42,973

		3,886,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,886,183)		3,886,183

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

October 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 104.76%
(Cost: $71,663,649)	$84,020,192
Other Assets, Less Liabilities — (4.76)%	(3,819,908)

NET ASSETS — 100.00%	$80,200,284

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

HEALTH CARE REITS — 35.51%
American Realty Capital Healthcare Trust Inc.	234,118	$2,645,533
Aviv REIT Inc.[a]	35,130	1,184,935
HCP Inc.	452,832	19,911,023
Health Care REIT Inc.	303,689	21,595,325
Healthcare Realty Trust Inc.[a]	134,728	3,566,250
Healthcare Trust of America Inc. Class A	327,484	4,204,895
LTC Properties Inc.	48,094	2,017,062
Medical Properties Trust Inc.	238,382	3,215,773
National Health Investors Inc.	40,225	2,651,230
Omega Healthcare Investors Inc.[a]	174,216	6,648,083
Physicians Realty Trust	64,045	982,450
Sabra Health Care REIT Inc.	74,886	2,139,493
Senior Housing Properties Trust	281,592	6,361,163
Universal Health Realty Income Trust	17,737	859,358
Ventas Inc.	166,333	11,395,474

		89,378,047
RESIDENTIAL REITS — 46.99%
American Campus Communities Inc.	144,629	5,679,581
Apartment Investment and Management Co. Class A	201,174	7,200,017
Associated Estates Realty Corp.[a]	79,596	1,554,510
AvalonBay Communities Inc.[a]	129,689	20,210,734
Camden Property Trust	117,262	8,990,477
Campus Crest Communities Inc.	89,040	564,514
Education Realty Trust Inc.[a]	191,962	2,161,492
Equity Lifestyle Properties, Inc.	105,536	5,181,818
Equity Residential	352,320	24,507,379
Essex Property Trust Inc.[a]	56,156	11,330,035
Home Properties Inc.	78,574	5,053,094
Mid-America Apartment Communities Inc.[a]	102,915	7,271,974
Post Properties Inc.	74,916	4,190,801
Sun Communities Inc.	62,519	3,624,226
UDR Inc.	345,827	10,454,350
UMH Properties Inc.[a]	28,089	283,699

		118,258,701
SPECIALIZED REITS — 17.25%
CubeSmart[a]	205,401	4,323,691
Extra Space Storage Inc.[a]	150,458	8,750,637

Security	Shares	Value

Public Storage	143,367	$26,428,273
Sovran Self Storage Inc.	46,005	3,914,565

		43,417,166

TOTAL COMMON STOCKS
(Cost: $216,799,171)		251,053,914

SHORT-TERM INVESTMENTS — 14.85%

MONEY MARKET FUNDS — 14.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	34,897,003	34,897,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	2,018,387	2,018,387
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	443,456	443,456

		37,358,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,358,846)		37,358,846

TOTAL INVESTMENTS IN SECURITIES — 114.60%
(Cost: $254,158,017)		288,412,760
Other Assets, Less Liabilities — (14.60)%		(36,737,096)

NET ASSETS — 100.00%		$251,675,664

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2014

	iShares Asia Developed Real Estate ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

ASSETS
Investments, at cost:
Unaffiliated	$19,188,852	$36,661,128	$11,105,487
Affiliated (Note 2)	10,313	441,143	194,972

Total cost of investments	$19,199,165	$37,102,271	$11,300,459

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,354,555	$37,569,575	$11,480,816
Affiliated (Note 2)	10,313	441,143	194,972

Total fair value of investments	19,364,868	38,010,718	11,675,788
Foreign currency, at value[b]	17,298	53,796	6,713
Receivables:
Investment securities sold	—	79,070	52,088
Dividends and interest	63,611	65,479	13,606

Total Assets	19,445,777	38,209,063	11,748,195

LIABILITIES
Payables:
Investment securities purchased	—	93,791	56,363
Collateral for securities on loan (Note 1)	—	438,948	189,112
Investment advisory fees (Note 2)	8,183	15,115	886

Total Liabilities	8,183	547,854	246,361

NET ASSETS	$19,437,594	$37,661,209	$11,501,834

Net assets consist of:
Paid-in capital	$25,104,245	$37,286,826	$11,160,967
Undistributed (distributions in excess of) net investment income	(346,095)	(358,445)	3,523
Accumulated net realized loss	(5,483,562)	(173,737)	(37,683)
Net unrealized appreciation	163,006	906,565	375,027

NET ASSETS	$19,437,594	$37,661,209	$11,501,834

Shares outstanding[c]	600,000	1,050,000	450,000

Net asset value per share	$32.40	$35.87	$25.56

[a]	Securities on loan with values of $ —, $414,644 and $184,364, respectively. See Note 1.
[b]	Cost of foreign currency: $17,820, $54,531 and $6,814, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares International Developed Real Estate ETF	iShares Mortgage Real Estate Capped ETF	iShares North America Real Estate ETF

ASSETS
Investments, at cost:
Unaffiliated	$807,341,324	$1,318,888,992	$19,897,816
Affiliated (Note 2)	3,092,727	182,437,464	1,790,842

Total cost of investments	$810,434,051	$1,501,326,456	$21,688,658

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$852,098,425	$1,269,128,805	$22,388,200
Affiliated (Note 2)	3,092,727	182,529,578	1,790,842

Total fair value of investments	855,191,152	1,451,658,383	24,179,042
Foreign currency, at value[b]	494,415	—	1,551
Receivables:
Investment securities sold	595,717	—	—
Due from custodian (Note 4)	235,396	—	—
Dividends and interest	2,167,377	1,488,387	21,358
Capital shares sold	—	386,953	—

Total Assets	858,684,057	1,453,533,723	24,201,951

LIABILITIES
Payables:
Investment securities purchased	891,766	—	—
Collateral for securities on loan (Note 1)	3,016,620	154,882,804	1,759,122
Investment advisory fees (Note 2)	326,847	505,663	8,863

Total Liabilities	4,235,233	155,388,467	1,767,985

NET ASSETS	$854,448,824	$1,298,145,256	$22,433,966

Net assets consist of:
Paid-in capital	$878,548,785	$1,478,022,110	$20,145,712
Undistributed (distributions in excess of) net investment income	(9,421,650)	(6,010,648)	22,781
Accumulated net realized loss	(59,373,352)	(124,198,133)	(224,847)
Net unrealized appreciation (depreciation)	44,695,041	(49,668,073)	2,490,320

NET ASSETS	$854,448,824	$1,298,145,256	$22,433,966

Shares outstanding[c]	27,600,000	104,850,000	400,000

Net asset value per share	$30.96	$12.38	$56.08

[a]	Securities on loan with values of $2,852,365, $150,390,230 and $1,719,889, respectively. See Note 1.
[b]	Cost of foreign currency: $497,582, $ — and $1,558, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2014

	iShares Real Estate 50 ETF	iShares Residential Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$67,777,466	$216,799,171
Affiliated (Note 2)	3,886,183	37,358,846

Total cost of investments	$71,663,649	$254,158,017

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$80,134,009	$251,053,914
Affiliated (Note 2)	3,886,183	37,358,846

Total fair value of investments	84,020,192	288,412,760
Receivables:
Dividends and interest	65,202	274,759

Total Assets	84,085,394	288,687,519

LIABILITIES
Payables:
Investment securities purchased	10,493	—
Collateral for securities on loan (Note 1)	3,843,210	36,915,390
Investment advisory fees (Note 2)	31,407	96,465

Total Liabilities	3,885,110	37,011,855

NET ASSETS	$80,200,284	$251,675,664

Net assets consist of:
Paid-in capital	$70,281,600	$217,033,474
Undistributed (distributions in excess of) net investment income	(269,862)	440,945
Accumulated net realized loss	(2,167,997)	(53,498)
Net unrealized appreciation	12,356,543	34,254,743

NET ASSETS	$80,200,284	$251,675,664

Shares outstanding[b]	1,750,000	4,400,000

Net asset value per share	$45.83	$57.20

[a]	Securities on loan with values of $3,761,839 and $36,109,603, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Asia Developed Real Estate ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$387,530	$759,780	$53,223
Securities lending income — affiliated (Note 2)	323	2,721	16

Total investment income	387,853	762,501	53,239

EXPENSES
Investment advisory fees (Note 2)	54,397	113,561	2,323

Total expenses	54,397	113,561	2,323

Net investment income	333,456	648,940	50,916

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(173,765)	(357,486)	(37,433)
In-kind redemptions — unaffiliated	278,490	2,699,701	—
Foreign currency transactions	(3,076)	(4,418)	(250)

Net realized gain (loss)	101,649	2,337,797	(37,683)

Net change in unrealized appreciation/depreciation on:
Investments	546,369	(4,403,889)	375,329
Translation of assets and liabilities in foreign currencies	(2,582)	(4,386)	(302)

Net change in unrealized appreciation/depreciation	543,787	(4,408,275)	375,027

Net realized and unrealized gain (loss)	645,436	(2,070,478)	337,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$978,892	$(1,421,538)	$388,260

[a]	For the period from July 8, 2014 (commencement of operations) to October 31, 2014.
[b]	Net of foreign withholding tax of $23,235, $91,949 and $2,291, respectively.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares International Developed Real Estate ETF	iShares Mortgage Real Estate Capped ETF	iShares North America Real Estate ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$14,588,743	$57,769,185	$548,877
Dividends — affiliated (Note 2)	—	1,471,576	—
Interest — affiliated (Note 2)	—	4	—
Securities lending income — affiliated (Note 2)	22,641	162,936	3,086

Total investment income	14,611,384	59,403,701	551,963

EXPENSES
Investment advisory fees (Note 2)	1,975,122	3,124,844	68,141

Total expenses	1,975,122	3,124,844	68,141

Net investment income	12,636,262	56,278,857	483,822

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,218,623)	(25,129,973)	(18,998)
In-kind redemptions — unaffiliated	—	6,610,113	818,236
Foreign currency transactions	(88,958)	—	(63)

Net realized gain (loss)	(4,307,581)	(18,519,860)	799,175

Net change in unrealized appreciation/depreciation on:
Investments	13,839,560	15,398,798	660,276
Translation of assets and liabilities in foreign currencies	(90,806)	—	(103)

Net change in unrealized appreciation/depreciation	13,748,754	15,398,798	660,173

Net realized and unrealized gain (loss)	9,441,173	(3,121,062)	1,459,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,077,435	$53,157,795	$1,943,170

[a]	Net of foreign withholding tax of $1,246,711, $ — and $7,819, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2014

	iShares Real Estate 50 ETF	iShares Residential Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,229,200	$5,163,527
Interest — affiliated (Note 2)	—	1
Securities lending income — affiliated (Note 2)	12,374	19,666

Total investment income	1,241,574	5,183,194

EXPENSES
Investment advisory fees (Note 2)	193,546	602,266

Total expenses	193,546	602,266

Net investment income	1,048,028	4,580,928

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	71,447	(1,257,352)
In-kind redemptions — unaffiliated	2,291,494	6,918,438

Net realized gain	2,362,941	5,661,086

Net change in unrealized appreciation/depreciation	4,041,634	16,344,810

Net realized and unrealized gain	6,404,575	22,005,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,452,603	$26,586,824

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia Developed Real Estate ETF		iShares Europe Developed Real Estate ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$333,456	$855,785	$648,940	$673,143
Net realized gain (loss)	101,649	1,096,027	2,337,797	(307,530)
Net change in unrealized appreciation/depreciation	543,787	(8,476,045)	(4,408,275)	4,865,024

Net increase (decrease) in net assets resulting from operations	978,892	(6,524,233)	(1,421,538)	5,230,637

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(315,691)	(1,882,856)	(1,093,339)	(704,821)
Return of capital	—	(115,382)	—	—

Total distributions to shareholders	(315,691)	(1,998,238)	(1,093,339)	(704,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	15,320,976	16,621,695
Cost of shares redeemed	(3,078,645)	(15,566,889)	(12,476,395)	—

Net increase (decrease) in net assets from capital share transactions	(3,078,645)	(15,566,889)	2,844,581	16,621,695

INCREASE (DECREASE) IN NET ASSETS	(2,415,444)	(24,089,360)	329,704	21,147,511

NET ASSETS
Beginning of period	21,853,038	45,942,398	37,331,505	16,183,994

End of period	$19,437,594	$21,853,038	$37,661,209	$37,331,505

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(346,095)	$(363,860)	$(358,445)	$85,954

SHARES ISSUED AND REDEEMED
Shares sold	—	—	400,000	500,000
Shares redeemed	(100,000)	(500,000)	(350,000)	—

Net increase (decrease) in shares outstanding	(100,000)	(500,000)	50,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global REIT ETF	iShares International Developed Real Estate ETF
	Period from July 8, 2014[a] to October 31, 2014 (Unaudited)	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,916	$12,636,262	$24,996,816
Net realized gain (loss)	(37,683)	(4,307,581)	198,102,349
Net change in unrealized appreciation/depreciation	375,027	13,748,754	(428,055,013)

Net increase (decrease) in net assets resulting from operations	388,260	22,077,435	(204,955,848)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,393)	(17,182,419)	(84,959,164)

Total distributions to shareholders	(47,393)	(17,182,419)	(84,959,164)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,160,967	73,733,417	268,558,371
Cost of shares redeemed	—	—	(1,180,358,833)

Net increase (decrease) in net assets from capital share transactions	11,160,967	73,733,417	(911,800,462)

INCREASE (DECREASE) IN NET ASSETS	11,501,834	78,628,433	(1,201,715,474)

NET ASSETS
Beginning of period	—	775,820,391	1,977,535,865

End of period	$11,501,834	$854,448,824	$775,820,391

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,523	$(9,421,650)	$(4,875,493)

SHARES ISSUED AND REDEEMED
Shares sold	450,000	2,400,000	8,200,000
Shares redeemed	—	—	(37,100,000)

Net increase (decrease) in shares outstanding	450,000	2,400,000	(28,900,000)

[a]	Commencement of operations.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF		iShares North America Real Estate ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$56,278,857	$144,811,923	$483,822	$758,601
Net realized gain (loss)	(18,519,860)	(81,203,076)	799,175	861,435
Net change in unrealized appreciation/depreciation	15,398,798	(164,926,581)	660,173	(1,835,661)

Net increase (decrease) in net assets resulting from operations	53,157,795	(101,317,734)	1,943,170	(215,625)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,289,505)	(144,811,923)	(458,229)	(940,229)
Return of capital	—	(20,077,833)	—	—

Total distributions to shareholders	(62,289,505)	(164,889,756)	(458,229)	(940,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,277,159	490,145,688	—	15,200,859
Cost of shares redeemed	(56,659,415)	(278,350,941)	(7,697,070)	(9,745,665)

Net increase (decrease) in net assets from capital share transactions	91,617,744	211,794,747	(7,697,070)	5,455,194

INCREASE (DECREASE) IN NET ASSETS	82,486,034	(54,412,743)	(6,212,129)	4,299,340

NET ASSETS
Beginning of period	1,215,659,222	1,270,071,965	28,646,095	24,346,755

End of period	$1,298,145,256	$1,215,659,222	$22,433,966	$28,646,095

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,010,648)	$—	$22,781	$(2,812)

SHARES ISSUED AND REDEEMED
Shares sold	11,850,000	39,300,000	—	300,000
Shares redeemed	(4,550,000)	(22,400,000)	(150,000)	(200,000)

Net increase (decrease) in shares outstanding	7,300,000	16,900,000	(150,000)	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Real Estate 50 ETF		iShares Residential Real Estate Capped ETF
	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,048,028	$2,382,437	$4,580,928	$8,028,114
Net realized gain	2,362,941	2,089,957	5,661,086	11,235,852
Net change in unrealized appreciation/depreciation	4,041,634	(8,971,806)	16,344,810	(35,571,081)

Net increase (decrease) in net assets resulting from operations	7,452,603	(4,499,412)	26,586,824	(16,307,115)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,317,890)	(3,110,083)	(4,139,983)	(10,353,962)

Total distributions to shareholders	(1,317,890)	(3,110,083)	(4,139,983)	(10,353,962)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,474,738	4,287,172	16,134,451	68,791,945
Cost of shares redeemed	(10,935,699)	(19,748,906)	(48,201,615)	(136,261,711)

Net decrease in net assets from capital share transactions	(6,460,961)	(15,461,734)	(32,067,164)	(67,469,766)

DECREASE IN NET ASSETS	(326,248)	(23,071,229)	(9,620,323)	(94,130,843)

NET ASSETS
Beginning of period	80,526,532	103,597,761	261,295,987	355,426,830

End of period	$80,200,284	$80,526,532	$251,675,664	$261,295,987

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(269,862)	$—	$440,945	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	100,000	300,000	1,350,000
Shares redeemed	(250,000)	(500,000)	(900,000)	(2,850,000)

Net decrease in shares outstanding	(150,000)	(400,000)	(600,000)	(1,500,000)

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia Developed Real Estate ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$31.22	$38.29	$28.95	$31.31	$29.22	$20.62

Income from investment operations:
Net investment income[a]	0.48	0.86	0.88	0.91	0.78	0.85
Net realized and unrealized gain (loss)[b]	1.15	(5.99)	10.55	(2.16)	2.93	9.22

Total from investment operations	1.63	(5.13)	11.43	(1.25)	3.71	10.07

Less distributions from:
Net investment income	(0.45)	(1.83)	(2.09)	(1.11)	(1.62)	(1.47)
Return of capital	—	(0.11)	—	—	—	—

Total distributions	(0.45)	(1.94)	(2.09)	(1.11)	(1.62)	(1.47)

Net asset value, end of period	$32.40	$31.22	$38.29	$28.95	$31.31	$29.22

Total return	5.24%[c]	(13.27)%	41.21%	(3.79)%	13.20%	49.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,438	$21,853	$45,942	$26,059	$28,178	$23,375
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.94%	2.61%	2.73%	3.30%	2.61%	3.03%
Portfolio turnover rate[e]	7%	9%	15%	11%	8%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$37.33	$32.37	$27.68	$35.07	$27.33	$21.04

Income from investment operations:
Net investment income[a]	0.51	0.96	1.09	1.25	1.83	0.75
Net realized and unrealized gain (loss)[b]	(1.18)	5.13	4.91	(7.37)	7.78	6.38

Total from investment operations	(0.67)	6.09	6.00	(6.12)	9.61	7.13

Less distributions from:
Net investment income	(0.79)	(1.13)	(1.31)	(1.27)	(1.87)	(0.84)

Total distributions	(0.79)	(1.13)	(1.31)	(1.27)	(1.87)	(0.84)

Net asset value, end of period	$35.87	$37.33	$32.37	$27.68	$35.07	$27.33

Total return	(1.88)%[c]	19.62%	22.66%	(17.66)%	37.23%	34.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,661	$37,332	$16,184	$12,455	$21,042	$8,199
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.74%	2.82%	3.78%	4.28%	6.25%	2.65%
Portfolio turnover rate[e]	8%	9%	14%	13%	11%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Global REIT ETF

Period from Jul. 8, 2014[a] to Oct. 31, 2014 (Unaudited)
Net asset value, beginning of period	$24.90

Income from investment operations:
Net investment income[b]	0.24
Net realized and unrealized gain[c]	0.61

Total from investment operations	0.85

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$25.56

Total return	3.43%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,502
Ratio of expenses to average net assets[e]	0.14%
Ratio of net investment income to average net assets[e]	3.07%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$30.79	$36.55	$29.21	$32.59	$28.80	$20.94

Income from investment operations:
Net investment income[a]	0.49	0.93	0.95	1.09	1.08	0.88
Net realized and unrealized gain (loss)[b]	0.34	(3.08)	8.27	(3.36)	4.64	9.02

Total from investment operations	0.83	(2.15)	9.22	(2.27)	5.72	9.90

Less distributions from:
Net investment income	(0.66)	(3.61)	(1.88)	(1.11)	(1.93)	(2.04)

Total distributions	(0.66)	(3.61)	(1.88)	(1.11)	(1.93)	(2.04)

Net asset value, end of period	$30.96	$30.79	$36.55	$29.21	$32.59	$28.80

Total return	2.68%[c]	(5.27)%	32.89%	(6.93)%	20.89%	48.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$854,449	$775,820	$1,977,536	$446,854	$417,113	$325,415
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.07%	2.86%	2.99%	3.83%	3.63%	3.17%
Portfolio turnover rate[e]	7%	9%	16%	11%	7%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$12.46	$15.75	$14.00	$15.39	$15.34	$12.71

Income from investment operations:
Net investment income[a]	0.55	1.70	1.62	1.55	1.45	1.40
Net realized and unrealized gain (loss)[b]	(0.03)	(3.06)	1.87	(1.33)	0.07	2.56

Total from investment operations	0.52	(1.36)	3.49	0.22	1.52	3.96

Less distributions from:
Net investment income	(0.60)	(1.70)	(1.74)	(1.60)	(1.47)	(1.33)
Return of capital	—	(0.23)	—	(0.01)	—	—

Total distributions	(0.60)	(1.93)	(1.74)	(1.61)	(1.47)	(1.33)

Net asset value, end of period	$12.38	$12.46	$15.75	$14.00	$15.39	$15.34

Total return	4.30%[c]	(7.41)%	26.63%	2.48%	10.56%	32.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,298,145	$1,215,659	$1,270,072	$337,352	$159,326	$58,294
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	8.64%	13.68%	10.96%	11.44%	9.58%	9.62%
Portfolio turnover rate[e]	19%	35%	44%	79%	63%	50%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North America Real Estate ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$52.08	$54.10	$47.50	$45.06	$37.76	$22.78

Income from investment operations:
Net investment income[a]	0.92	1.31	1.16	1.06	0.95	1.04
Net realized and unrealized gain (loss)[b]	3.91	(1.76)	6.97	2.70	7.57	15.06

Total from investment operations	4.83	(0.45)	8.13	3.76	8.52	16.10

Less distributions from:
Net investment income	(0.83)	(1.57)	(1.53)	(1.32)	(1.22)	(1.09)
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.83)	(1.57)	(1.53)	(1.32)	(1.22)	(1.12)

Net asset value, end of period	$56.08	$52.08	$54.10	$47.50	$45.06	$37.76

Total return	9.41%[c]	(0.53)%	17.60%	8.82%	23.11%	72.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,434	$28,646	$24,347	$26,124	$13,519	$7,553
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.41%	2.66%	2.41%	2.47%	2.42%	3.45%
Portfolio turnover rate[e]	4%	18%	11%	9%	12%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Real Estate 50 ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$42.38	$45.04	$39.29	$37.65	$31.62	$20.06

Income from investment operations:
Net investment income[a]	0.57	1.17	1.14	1.08	0.96	0.99
Net realized and unrealized gain (loss)[b]	3.61	(2.30)	6.01	1.99	6.27	11.71

Total from investment operations	4.18	(1.13)	7.15	3.07	7.23	12.70

Less distributions from:
Net investment income	(0.73)	(1.53)	(1.40)	(1.43)	(1.20)	(0.97)
Return of capital	—	—	—	—	—	(0.17)

Total distributions	(0.73)	(1.53)	(1.40)	(1.43)	(1.20)	(1.14)

Net asset value, end of period	$45.83	$42.38	$45.04	$39.29	$37.65	$31.62

Total return	10.00%[c]	(2.21)%	18.73%	8.66%	23.53%	64.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,200	$80,527	$103,598	$53,036	$56,474	$42,686
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.60%	2.89%	2.81%	3.01%	2.90%	3.85%
Portfolio turnover rate[e]	5%	19%	13%	19%	18%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Six months ended Oct. 31, 2014 (Unaudited)	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010
Net asset value, beginning of period	$52.26	$54.68	$47.52	$44.16	$35.93	$21.89

Income from investment operations:
Net investment income[a]	0.99	1.36	1.20	1.06	1.01	1.03
Net realized and unrealized gain (loss)[b]	4.86	(1.97)	7.49	3.71	8.44	14.22

Total from investment operations	5.85	(0.61)	8.69	4.77	9.45	15.25

Less distributions from:
Net investment income	(0.91)	(1.81)	(1.53)	(1.41)	(1.22)	(0.99)
Return of capital	—	—	—	—	—	(0.22)

Total distributions	(0.91)	(1.81)	(1.53)	(1.41)	(1.22)	(1.21)

Net asset value, end of period	$57.20	$52.26	$54.68	$47.52	$44.16	$35.93

Total return	11.38%[c]	(0.78)%	18.77%	11.19%	26.89%	71.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,676	$261,296	$355,427	$175,806	$103,776	$44,913
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.65%	2.74%	2.44%	2.44%	2.60%	3.60%
Portfolio turnover rate[e]	9%	17%	14%	28%	16%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia Developed Real Estate	Non-diversified
Europe Developed Real Estate	Non-diversified
Global REIT[a]	Non-diversified
International Developed Real Estate	Diversified

iShares ETF	Diversification Classification
Mortgage Real Estate Capped	Non-diversified
North America Real Estate	Diversified
Real Estate 50	Diversified
Residential Real Estate Capped	Non-diversified

[a]	The Fund commenced operations on July 8, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

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iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia Developed Real Estate
Assets:
Common Stocks	$19,354,548	$—	$7	$19,354,555
Money Market Funds	10,313	—	—	10,313

	$19,364,861	$—	$7	$19,364,868

Europe Developed Real Estate
Assets:
Common Stocks	$36,935,416	$—	$—	$36,935,416
Investment Companies	634,159	—	—	634,159
Money Market Funds	441,143	—	—	441,143

	$38,010,718	$—	$—	$38,010,718

Global REIT
Assets:
Common Stocks	$11,480,816	$—	$—	$11,480,816
Money Market Funds	194,972	—	—	194,972

	$11,675,788	$—	$—	$11,675,788

International Developed Real Estate
Assets:
Common Stocks	$847,606,960	$—	$83	$847,607,043
Investment Companies	4,491,382	—	—	4,491,382
Money Market Funds	3,092,727	—	—	3,092,727

	$855,191,069	$—	$83	$855,191,152

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,295,604,903	$—	$—	$1,295,604,903
Money Market Funds	156,053,480	—	—	156,053,480

	$1,451,658,383	$—	$—	$1,451,658,383

North America Real Estate
Assets:
Common Stocks	$22,388,200	$—	$—	$22,388,200
Money Market Funds	1,790,842	—	—	1,790,842

	$24,179,042	$—	$—	$24,179,042

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Real Estate 50
Assets:
Common Stocks	$80,134,009	$—	$—	$80,134,009
Money Market Funds	3,886,183	—	—	3,886,183

	$84,020,192	$—	$—	$84,020,192

Residential Real Estate Capped
Assets:
Common Stocks	$251,053,914	$—	$—	$251,053,914
Money Market Funds	37,358,846	—	—	37,358,846

	$288,412,760	$—	$—	$288,412,760

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

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iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of October 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of October 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Europe Developed Real Estate	$414,644	$414,644	$—
Global REIT	184,364	184,364	—
International Developed Real Estate	2,852,365	2,852,365	—
Mortgage Real Estate Capped	150,390,230	150,390,230	—
North America Real Estate	1,719,889	1,719,889	—
Real Estate 50	3,761,839	3,761,839	—
Residential Real Estate Capped	36,109,603	36,109,603	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia Developed Real Estate	0.48%
Europe Developed Real Estate	0.48
Global REIT	0.14
International Developed Real Estate	0.48

iShares ETF	Investment Advisory Fee
Mortgage Real Estate Capped	0.48%
North America Real Estate	0.48
Real Estate 50	0.48
Residential Real Estate Capped	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) the iShares Mortgage Real Estate Capped ETF, iShares North America Real Estate ETF, iShares Real Estate 50 ETF and iShares Residential Real Estate Capped ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, (i) the iShares Asia Developed Real Estate ETF, iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”) retain 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Asia Developed Real Estate	$140
Europe Developed Real Estate	966
Global REIT	7
International Developed Real Estate	9,095

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$87,041
North America Real Estate	1,644
Real Estate 50	5,983
Residential Real Estate Capped	10,538

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	—	1,226,313	$26,476,098	$1,471,576	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Asia Developed Real Estate	$1,643,185	$1,634,698
Europe Developed Real Estate	3,665,087	3,773,965
Global REIT	870,882	345,248
International Developed Real Estate	53,030,460	54,416,430
Mortgage Real Estate Capped	247,452,631	244,607,629
North America Real Estate	1,238,033	1,605,891
Real Estate 50	4,262,700	4,515,642
Residential Real Estate Capped	21,689,822	24,354,630

In-kind transactions (see Note 4) for the six months ended October 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia Developed Real Estate	$—	$3,045,472
Europe Developed Real Estate	15,227,013	12,403,511
Global REIT	10,617,286	—
International Developed Real Estate	72,603,608	—
Mortgage Real Estate Capped	141,619,688	54,184,855
North America Real Estate	—	7,303,340
Real Estate 50	4,231,781	10,338,071
Residential Real Estate Capped	15,107,824	44,127,062

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Asia Developed Real Estate ETF, iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties;

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia Developed Real Estate	$2,044,912	$157,999	$1,651,814	$824,377	$4,679,102
Europe Developed Real Estate	716,410	102,293	616,993	495,537	1,931,233
International Developed Real Estate	18,987,527	743,329	9,938,969	6,772,206	36,442,031
Mortgage Real Estate Capped	12,255,284	4,187,735	15,084,868	204,938	31,732,825
North America Real Estate	205,974	25,690	385,640	190,195	807,499
Real Estate 50	—	—	2,767,422	—	2,767,422
Residential Real Estate Capped	—	—	473,414	206,372	679,786

[a]	Must be utilized prior to losses subject to expiration.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$20,148,214	$1,098,922	$(1,882,268)	$(783,346)
Europe Developed Real Estate	38,073,156	2,011,567	(2,074,005)	(62,438)
Global REIT	11,300,459	428,924	(53,595)	375,329
International Developed Real Estate	836,301,061	68,503,137	(49,613,046)	18,890,091
Mortgage Real Estate Capped	1,568,325,748	71,127,138	(187,794,503)	(116,667,365)
North America Real Estate	21,907,993	2,953,030	(681,981)	2,271,049
Real Estate 50	73,049,356	14,408,320	(3,437,484)	10,970,836
Residential Real Estate Capped	257,352,732	36,274,601	(5,214,573)	31,060,028

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Asia Developed Real Estate ETF, iShares Europe Developed Real Estate ETF and iShares International Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares International Developed Real Estate ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on May 15-16, 2014, the Board, including a majority of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

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Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage

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Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

III. iShares Mortgage Real Estate Capped ETF, iShares North America Real Estate ETF, iShares Real Estate 50 ETF and iShares Residential Real Estate Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the

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Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

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Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and

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variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Asia Developed Real Estate	$0.450178	$—	$0.000809	$0.450987	100%	—%	0%[a]		100%
Europe Developed Real Estate	0.790343	—	—	0.790343	100	—	—		100
Global REIT	0.138843	—	0.050728	0.189571	73	—	27		100
International Developed Real Estate	0.659324	—	0.000529	0.659853	100	—	0	[a]	100
Mortgage Real Estate Capped	0.590762	—	0.009459	0.600221	98	—	2		100
North America Real Estate	0.818264	—	0.014879	0.833143	98	—	2		100
Real Estate 50	0.725133	—	0.007028	0.732161	99	—	1		100
Residential Real Estate Capped	0.908760	—	0.000535	0.909295	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	71

Notes:

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-45-1014

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	December 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 23, 2014